UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2017

Semi-Annual Reports of Investment Options Offered by Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

320 PARK AVENUE

NEW YORK NY 10022-6839

August 2017

As a valued variable annuity owner, variable life insurance policyholder or participant in a group variable annuity, we are pleased to provide you with the semi-annual fund reports for the investment options you have selected. Included in this booklet are the semi-annual reports of the Mutual of America Investment Corporation Funds. If you have also selected other investments options, you will receive semi-annual reports for those funds in a separate booklet or booklets. The reports provide an update on each portfolio’s performance as of June 30, 2017. Please note that portfolio performance does not take into account the fees charged by the annuity contract or life insurance policy. When viewed net of these contract fees, your performance will be lower. As always, past performance cannot predict or guarantee future returns.

Mutual of America has specialized in providing retirement products and related services to organizations and their employees, as well as individuals, for more than 70 years. As a mutual company, we do not have stockholders and are not publicly traded. We operate solely for the benefit of our customers, managing the Company for their long-term interest, rather than for the short-term demands of stockholders. Today, as in the past, Mutual of America remains financially strong and is rated among the strongest companies in the life insurance industry by the major independent rating agencies.*

Since 1945, Mutual of America has remained committed to offering plan sponsors, plan participants and individuals carefully selected, quality products and services at a competitive price and the personal attention they need to help build and preserve assets for a financially secure future. Integrity, prudence, and reliability are the values that have guided us since our inception and that continue to serve us well.

We hope you will find the enclosed information helpful. We appreciate and value your business and look forward to serving you in the future. If you have any questions, please call your local Mutual of America Regional Office or 1-800-468-3785.

Sincerely,

Mutual of America Life Insurance Company

*	While these ratings do not apply to the safety or investment performance of the Separate Account investment funds available under Mutual of America’s products, they do reflect the Company’s ability to fulfill its General Account obligations, which include its obligations under the Interest Accumulation Account, annuity purchase rate guarantees and annuity benefit payouts, as well as life insurance and disability income payments. Third party ratings are subject to change.

JUNE 30, 2017

Semi-Annual Reports of Mutual of America Investment Corporation

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

CONTENTS

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2017.

What’s Driving U.S. Markets Higher?

Through June of this year, all domestic markets are in positive territory. The S&P 500® is up 9% on a total return basis and is at all-time highs. The Russell Midcap® Index is up over 8% on a price basis, while the Russell 2000® Small Cap Index is up about 5% primarily because of the drag from the value component. In fact, all value indexes are underperforming growth indexes across all market cap segments — namely, large, midcap and small. Growth stock outperformance is generally indicative of investor concern about the sustainability of returns, because they seek greater relative stability among stocks in which earnings growth is deemed more secure versus value stocks.

Another indication of investor cautiousness is the characteristics of those stocks performing the best. These include: stocks whose companies have high-quality fundamentals, such as high measures of return on equity and low leverage; stocks whose prices are less volatile while at the same time showing heightened responsiveness to market movements; and stocks ranked high on growth factors and low on value factors, as supported by the relative performance of growth indexes versus value indexes, as mentioned above. The best performing stocks tend to have high price-to-earnings ratios, a characteristic that typically attends growth and quality characteristics. Investors have gravitated to stocks that provide, at least at the moment, the assurance of stability and growth as opposed to low value, higher risk stocks that do well during periods of rapidly improving fundamentals and stock price momentum.

Key Foreign Markets Strong Year-to-Date

Most foreign markets are either in line with, or outperforming, U.S. markets. According to MSCI Inc., stock price return data year-to-date, Europe is up 18%, China is up 24%, the developed markets of the Pacific region are up 10% and emerging markets are up 17%. By contrast, and not surprisingly given the turmoil throughout the region, nearly all Middle Eastern markets are down, but only modestly.

The regions outperforming the U.S. markets are demonstrating accelerating economic growth compared with that of the U.S. economy, which continues to oscillate around its average of 2% since the 2008 Great Recession. During the period 2010 until 2013, the Eurozone Gross Domestic Product (GDP) growth was essentially 0%, but since then has steadily increased to a run-rate of 2%. While this rate is the same as that which the U.S. has been growing for many years, it is the acceleration and consequent better relative rate of gain that has propelled European markets. The same can be said for Japan, and recently to China. In this latter case, growth has stopped declining, perceived to be a relative improvement and the possibility of continued flat to modestly improving results.

In short, economies around the world are, in general, healthy and growing. The International Monetary Fund currently projects global GDP growth of 3.5% in 2017 and 3.6% in 2018, up from 3.2% in 2016, aided by the accelerating recovery in Europe, the U.S. and Japan. China is the weak link, and poses the most risks to the global economy because of extremely high debt levels that continue to grow. The hope is that China’s managed economy has the levers necessary to maintain relative stability and continued growth, even as it is decelerating.

The U.S. Economy

Regarding the U.S., recent statistics have been generally solid, but still not indicative of a major pick-up in growth. The initial second quarter U.S. GDP report came in at a rate of 2.6% versus the first quarter’s final revised rate of 1.2%. However the second quarter rate was less than the 2.7% expected, and when averaged with the first quarter’s results, growth during the first half was 1.9%, basically in line with the 2.0% rate over the past six years. That said, the second quarter report was a good one. The key to the U.S. economy is the American consumer, representing two-thirds of our economy, and consumer spending, advanced 2.8%, in line with its rate over this cycle. Importantly, consumers continue to spend without excessive borrowing or tapping significantly into savings. The savings rate remains solid at nearly 4%, while credit card debt and bank loans have increased, but only modestly. Admittedly, there are some concerns over rising sub-prime lending in the auto market and extremely high outstanding education loans, with both showing rising delinquency rates. But at this point, these issues do not appear out of control. In short, a solid U.S. consumer provides a solid base for continued modest growth.

A number of other components of second quarter GDP showed improvement over previous reports. Capital spending, which has remained generally weak throughout the expansion, jumped 8.2%, the most in two years. The recent decline in the dollar contributed to a modest positive contribution to GDP from net exports. Similarly government spending contributed modestly. The weak link in the report was a 6.8% decline in residential construction which was largely attributed to lack of supply of skilled labor. It is a solid report, but does not portend a major acceleration in growth toward the historic rate of 3% on a sustainable basis.

How Long Can this Economic Cycle Last?

One issue that has come up recently among economists and strategists is the question of how long this economic cycle can persist before entering recession. The current expansion has just hit the eight-year mark. The longest cycle in postwar history occurred during the 1990s and lasted nine-and-a-half years from trough to peak. It is always dangerous to claim that “this time is different,” but there are a number of arguments that suggest that it is and that this cycle could last a lot longer. The first is that growth remains muted and, as suggested earlier, is likely to remain so. Economic cycles end in recessions which are generally accompanied by excesses of one sort or another. The recession of 1980-81 resulted from the sudden and dramatic increase in the Federal Funds rate by Paul Volker, Chairman of the Federal Reserve at the time, in response to nearly a decade of runaway, double-digit inflation. The recession of 2000-01 followed the tech bubble blow-off, and the 2008-09 recession followed the sub-prime lending crisis. The only potential excess in the U.S. at present might be the stretched valuations in the stock market, which seem to be discounting the current administration’s proposed tax reform and infrastructure initiatives — both of which are increasingly likely to be pushed out in time and reduced in scope even if they could muster the required votes in Congress.

Another concern that troubles investors is that the Federal Reserve (Fed) is in the process of raising interest rates after years of holding them close to 0%. It has also signaled that it is about to begin reducing the size of its balance sheet, ultimately withdrawing (very slowly) the liquidity to the economy and markets provided under its various quantitative easing measures. The actions the Fed is currently taking are designed to preclude an overheating economy, meaning one where demand outstrips supply and creates an increasing rate of inflation. The motivation for acting now is that the very low unemployment rate historically implies a “tight” market and the portent of rising inflation, especially if inflation takes the form of rapidly rising labor costs.

However, there is little sign of labor costs accelerating. Moreover, inflation, after having reached the Fed’s stated goal of 2%, has receded to a 1% annualized rate according to the recent GDP report. Unless the economy grows in the high 2% to low 3% rate, and inflation begins to pick up, the potential that the Fed will short-circuit the meager recovery will rise. At the same time, the Fed has been clear that its actions will be based on an assessment of the economic facts, and if necessary, will delay its current plans, or in a worst case scenario reverse them. In the meantime, it looks like rates will be rising. At this time, the classic indicators that Fed rates have risen too much are not present. But caution is advised going forward. When short-term rates (those controlled by the Fed) rise above long-term Treasury rates, recession usually follows within a year to a year-and-a-half.

The political situation is another area that could upset economic growth. The daily distractions from the focus on the President’s agenda resulting from investigations of the President’s campaign and White House staff bickering along with continuing partisan gridlock in the Congress add a level of uncertainty to the future direction of the U.S. economy.

Surprisingly, but not unprecedented, none of this so far has derailed the economy or the stock market. During the Watergate hearings and subsequent resignation of President Nixon the U.S. did suffer a recession and a bear market, but more for economic than political reasons. The U.S. economy had expanded for four years at an average annualized basis of 3.1%. Accompanying this sustained high rate of real growth was an extended period of out-of-control inflation resulting from increased social (i.e., Medicare and Medicaid) and defense (i.e., Vietnam) spending during the late 1960s and early ’70s. Then, in October 1973, in response to U.S. support for Israel during the Yom Kippur War, OPEC instituted an embargo on oil exports to the U.S. and its allies that quadrupled the price of oil and eventually contributed to a deep recession and market decline of more than 40% in 1973-74. In contrast, both GDP and stock prices continued to advance strongly throughout the Clinton-Lewinsky affair, including President Clinton’s impeachment trial in Congress.

As we’ve repeatedly stated in the past, stock prices are determined largely by economic growth. At the moment, the U.S. and the global economy appear on solid footing even if not at a gangbuster pace. In our opinion, an extended cycle at an average annualized growth rate of 2% without recession would be preferable to the normal wrenching ups-and-downs of economic growth and stock prices. At present, such an extended cycle scenario seems reasonable.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Funds is reflected below:

Total Returns — Six Months Ended June 30, 2017

Equity Index Fund	+ 9.24%
All America Fund	+ 7.94%
Small Cap Value Fund	+ 1.85%
Small Cap Growth Fund	+11.14%
Mid Cap Value Fund	+ 4.07%
Mid-Cap Equity Index Fund	+ 5.89%
International Fund	+14.26%
Composite Fund	+ 5.22%
Retirement Income Fund	+ 3.76%
2010 Retirement Fund	+ 4.49%
2015 Retirement Fund	+ 5.25%
2020 Retirement Fund	+ 5.99%
2025 Retirement Fund	+ 6.75%
2030 Retirement Fund	+ 7.29%
2035 Retirement Fund	+ 7.72%
2040 Retirement Fund	+ 7.78%
2045 Retirement Fund	+ 7.84%
2050 Retirement Fund	+ 7.96%
2055 Retirement Fund	+ 8.09%
Conservative Allocation Fund	+ 4.92%
Moderate Allocation Fund	+ 6.57%
Aggressive Allocation Fund	+ 7.71%
Money Market Fund	+ 0.24%
Mid-Term Bond Fund	+ 1.83%
Bond Fund	+ 2.59%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2017, compared with its relevant index.

Following the discussions are the graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board, President

and Chief Executive Officer

Mutual of America Investment Corporation

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

Standard & Poor’s®, S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc.

EQUITY INDEX FUND

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the six months ended June 30, 2017, was 9.32% before expenses and 9.24% after expenses, just below the benchmark return of 9.34%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund has been approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% large capitalization stocks and 20% small cap stocks. Beginning July 1, 2016, the actively managed portfolio shifted to mid-cap stocks from large cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the six months ended June 30, 2017, the S&P 500 of large capitalization stocks increased by 9.34% on a total return basis, while the Russell® Midcap Core Index was up 7.99% and the Russell Midcap® Value Index was up 5.18%. The Russell 2000® Growth Index advanced 9.97% and the Russell 2000® Value Index was up 0.54%.

The All America Fund’s return for the six months ended June 30, 2017, before expenses was 8.22% and 7.94% after expenses versus the benchmark return of 9.34% The underperformance of the Fund versus the S&P 500 in the first half of the year was due to the underperformance of the mid and small capitalization segments of the fund as compared to the large capitalization benchmark.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2017, the Small Cap Value Fund returned 2.27% before expenses and 1.85% after expenses versus a 0.54% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Health Care and Utilities while the worst performing sectors were Retail and Energy.

Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Retail and Technology, while sectors detracting from Fund performance included Industrials and Energy.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 11.60% before expenses and 11.14% after expenses during the six months ended June 30, 2017. The Fund’s benchmark, the Russell 2000® Growth Index, returned 9.97% for the period.

The domestic growth sector showed attractive returns in the large, mid and small cap asset classes for the first six months of the year outperforming the value style. More specifically, the Health Care and Technology sectors both showed double digit returns for the first six months of the year. Health Care, which has been one of the best drivers of performance over the last several years, underperformed in 2016 and is leading the small cap growth market in 2017.

The Fund outperformed in both the Health Care and Information Technology sectors contributing to the overall return. The Energy sector had the most negative return, down over 30%; we outperformed in this sector.

Where we struggled was Consumer Staples, Industrials and Financials. However, our underperformance in these sectors was not enough to offset our strong performance in Health Care, Technology and Consumer Discretionary.

Our outperformance was driven by stock selection not sector allocation.

After an initial belief we would have higher economic growth rates with the election of President Trump, domestic economic growth is now expected to be below the 2.5% level for the 2017 calendar year. With higher short-term interest rates and the lower expectation for domestic economic growth, investors moved back into growth stocks.

We expect macro events will continue to play an outsized role in the financial markets with reactions from investors happening in increasing short periods of time.

MID CAP VALUE FUND

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2017, the Mid Cap Value Fund returned 4.40% before expenses and 4.07% after expenses versus a 5.18% return for the Russell Midcap® Value Index. Within the benchmark, the best performing sectors were Health Care and Technology while the worst performing sectors were Energy and Retail.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included Health Care and Insurance, while sectors detracting from Fund performance included Industrials and Finance.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2017, was 5.96% before expenses and 5.89% after expenses, finishing slightly below the 5.99% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL FUND

The International Fund seeks capital appreciation by investing, directly or indirectly, mainly in exchange traded funds that invest in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Fund also has invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

For the six months ended June 30, 2017, the International Fund returned 14.33% before expenses and 14.26% after expenses, outperforming the 13.81% return of the benchmark. The fund’s benchmark closes earlier in the day than the actual market for the fund’s investments. This time lag can result in both positive and negative performance differences.

COMPOSITE FUND

The Composite Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

The primary investment objective of the fixed income portion of the fund is to provide a high level of current income, consistent with capital preservation, while minimizing volatility. It does this by investing primarily in investment grade publicly traded debt securities. The securities held include corporate, U.S. agency and mortgage-backed bonds, all of which normally yield more than U.S. Treasury issues.

For the six months ended June 30, 2017, the fixed income portion of the Fund had a total return of 2.52% before expenses. This compares favorably to the Bloomberg Barclays Aggregate Bond Index, which returned 2.27%. The fixed income portion of the Fund focused on income and capital preservation.

The fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays Aggregate Bond Index (the Aggregate) with an overweighting of BBB issuers. To achieve the duration target of approximately 90% of the benchmark, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income market posted positive returns during the first half of 2017. All asset classes represented in the Aggregate delivered positive results during the period. Investment grade corporate bonds had the strongest showing, 3.80%, while asset-backed securities had the weakest, 1.14%. Longer-dated bonds, those set to mature in more than ten years, returned 5.81% and those with one to three years to maturity offered 0.73%.

The interest rate curve flattened as yields on short-dated U.S. Treasuries rose while those of long-dated U.S. Treasuries fell. Two-year U.S. Treasury Notes yielded 1.19% at the end of the 4th quarter of last year and 1.38% on June 30. Ten year yields fell 14 basis points or 0.14% to 2.30% during the first half of the year. This is not an uncommon effect during a Federal Reserve (Fed) tightening cycle. The front end of the yield curve, generally considered to be up to five years in maturity, is more affected by Fed policy. As the Fed raises rates, short term rates move with them. The longer end of the yield curve, maturities of seven to thirty years, is driven more by inflation expectations. As Fed tightenings in theory slow the economy, inflation is presumed to fall and tends to pull longer term rates down.

In the corporate bond market, high-grade spreads tightened from 127 basis points at the end of 2016 to 111 on June 30. This represents the tightest overall spread in almost three years. Continuing the theme evidenced in 2016, lower-rated credit outperformed higher-rated. For the six months ending on June 30, AAA-rated corporate spreads tightened from 73 to 65 basis points, while BBB-rated bond spreads tightened from 159 to 139 basis points. In general, financial spreads tightened the most and utility bond spreads rallied the least.

The primary objective of the equity portion of the Composite Fund is to provide exposure to a diversified portfolio of primarily large capitalization, domestic equity securities that have the potential to outperform their peer group over the medium to long term. The portfolio has a focus on dividend income, and aims to continually earn a dividend yield that is higher than that of its benchmark without taking significant over or under weights in any sector.

For the six months ended June 30, 2017, the equity portion of the Fund had a total return of 7.56% (before expenses), underperforming the S&P 500® Index (S&P 500) which gained 9.34%. The underperformance of the Fund during the six month period was due to the fact that the income-oriented equities that are a focus of the fund’s strategy were not in favor during the period.

RETIREMENT INCOME FUND

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund’s current target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond, 35% in the Mid-Term Bond Funds and 10% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2017).

Performance for the Retirement Income Fund is compared to the Bloomberg Barclays Aggregate Bond Index (65% weighting), the Citigroup 3-Month Treasury Bill Index (10% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2017, the Fund returned 3.80% before expenses and 3.76% after expenses, versus a 3.82% return in the weighted benchmark.

2010 RETIREMENT FUND

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 68% of net assets in fixed-income funds (approximately 27% in the Bond Fund, 35% in the Mid-Term Bond Fund and 6% in the Money Market Fund) and approximately 32% of net assets in equity funds (22% in the Equity Index Fund, 7% in the Mid-Cap Equity Index Fund and 3% in the International Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2017).

Performance for the 2010 Retirement Fund is compared to the Bloomberg Barclays Aggregate Bond Index (62% weighting), the Citigroup 3-Month Treasury Bill Index (6% weighting) and the S&P 500® Index (32% weighting). For the six months ended June 30, 2017, the Fund returned 4.51% before expenses and 4.49% after expenses, versus a 4.40% return in the weighted benchmark.

2015 RETIREMENT FUND

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 59% of net assets in fixed-income funds (26% in the Bond Fund, 30% in the Mid-Term Bond Fund and 3% in the Money Market Fund) and approximately 41% of net assets in equity funds (approximately 26% in the Equity Index Fund, 8% in the Mid-Cap Equity Index Fund, 5% in the International Fund and 1% each in the Small Cap Growth and Small Cap Value Funds) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2017).

Performance for the 2015 Retirement Fund is compared to the Bloomberg Barclays Aggregate Bond Index (56% weighting), the Citigroup 3-Month Treasury Bill Index (3% weighting) and the S&P 500® Index (41% weighting). For the six months ended June 30, 2017, the Fund returned 5.29% before expenses and 5.25% after expenses, versus a 5.09% return in the weighted benchmark.

2020 RETIREMENT FUND

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 51% of net assets in equity funds (approximately 29% in the Equity Index Fund, 10% in the Mid-Cap Equity Index Fund, 8% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 49% of net assets in fixed-income funds (26% in the Bond Fund and 23% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2017).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (51% weighting) and the Bloomberg Barclays Aggregate Bond Index (49% weighting). For the six months ended June 30, 2017, the Fund returned 6.02% before expenses and 5.99% after expenses, versus a 5.86% return in the weighted benchmark.

2025 RETIREMENT FUND

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 62% of net assets in equity funds (approximately 32% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 4% each in the Small Cap Growth and Small Cap Value Funds) and approximately 38% of net assets in fixed-income funds (25% in the Bond Fund and 13% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2017).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (62% weighting) and the Bloomberg Barclays Aggregate Bond Index (38% weighting). For the six months ended June 30, 2017, the Fund returned 6.78% before expenses and 6.75% after expenses, versus a 6.64% return in the weighted benchmark.

2030 RETIREMENT FUND

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 73% of net assets in equity funds (approximately 34% in the Equity Index Fund, 17% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 27% of net assets in fixed-income funds (22% in the Bond Fund and 5% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2017).

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (73% weighting) and the Bloomberg Barclays Aggregate Bond Index (27% weighting). For the six months ended June 30, 2017, the Fund returned 7.32% before expenses and 7.29% after expenses, versus a 7.42% return in the weighted benchmark.

2035 RETIREMENT FUND

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 82% of net assets in equity funds (approximately 36%

in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 13% in the International Fund and 6% each in the Small Cap Growth and Small Cap Value Funds) and approximately 18% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2017).

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (82% weighting) and the Bloomberg Barclays Aggregate Bond Index (18% weighting). For the six months ended June 30, 2017, the Fund returned 7.75% before expenses and 7.72% after expenses, versus an 8.06% return in the weighted benchmark.

2040 RETIREMENT FUND

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 85% of net assets in equity funds (approximately 36% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 7% each in the Small Cap Growth and Small Cap Value Funds) and approximately 15% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2017).

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (85% weighting) and the Bloomberg Barclays Aggregate Bond Index (15% weighting). For the six months ended June 30, 2017, the Fund returned 7.81% before expenses and 7.78% after expenses, versus an 8.27% return in the weighted benchmark.

2045 RETIREMENT FUND

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 88% of net assets in equity funds (approximately 35% in the Equity Index Fund, 22% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 8% each in the Small Cap Growth and Small Cap Value Funds) and approximately 12% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2017).

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (88% weighting) and the Bloomberg Barclays Aggregate Bond Index (12% weighting). For the six months ended June 30, 2017, the Fund returned 7.87% before expenses and 7.84% after expenses, versus an 8.48% return in the weighted benchmark.

2050 RETIREMENT FUND

The objective of the 2050 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 90% of net assets in equity funds (approximately 34% in the Equity Index Fund, 22% in the Mid-Cap Equity Index Fund, 16% in the International Fund and 9% each in the Small Cap Growth and Small Cap Value Funds) and approximately 10% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2017).

Performance for the 2050 Retirement Fund is compared to the S&P 500® Index (90% weighting) and the Bloomberg Barclays Aggregate Bond Index (10% weighting). For the six months ended June 30, 2017, the Fund returned 7.99% before expenses and 7.96% after expenses, versus an 8.63% return in the weighted benchmark.

2055 RETIREMENT FUND

The objective of the 2055 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2055. The 2055 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 91% of net assets in equity funds (approximately 32% in the Equity Index Fund, 22% in the Mid-Cap Equity Index Fund, 17% in the International Fund and 10% each in the Small Cap Growth and Small Cap Value Funds) and approximately 9% of net assets in the Bond Fund.

Performance for the 2055 Retirement Fund is compared to the S&P 500® Index (91% weighting) and the Bloomberg Barclays Aggregate Bond Index (9% weighting). For the six months ended June 30, 2017, the Fund returned 8.11% before expenses and 8.09% after expenses, versus a 8.70% return in the weighted benchmark.

CONSERVATIVE ALLOCATION FUND

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in the equity funds of the Investment Company. The Conservative Allocation Fund’s target allocation is approximately 65% of net assets in fixed-income funds (approximately 30% in the Bond Fund and 35% in the Mid-Term Bond Fund) and approximately 35% of net assets in equity funds (approximately 25% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund).

Performance for the Conservative Allocation Fund is compared to the Bloomberg Barclays Aggregate Bond Index (65% weighting) and the S&P 500® Index (35% weighting). For the six months ended June 30, 2017, the Conservative Allocation Fund returned 4.93% before expenses and 4.92% after expenses, versus a 4.73% return in the weighted benchmark.

MODERATE ALLOCATION FUND

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund’s target allocation is approximately 60% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 10% in the International Fund) and approximately 40% of net assets in fixed-income funds (approximately 25% of its net assets in the Bond Fund and approximately 15% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (60% weighting) and the Bloomberg Barclays Aggregate Bond Index (40% weighting). For the six months ended June 30, 2017, the Moderate Allocation Fund returned 6.58% before expenses and 6.57% after expenses, versus a 6.49% return for the weighted benchmark.

AGGRESSIVE ALLOCATION FUND

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund’s target allocation is approximately 80% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 5% each in the Small Cap Value Fund and Small Cap Growth Funds, and 15% in the International Fund) and approximately 20% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (80% weighting) and the Bloomberg Barclays Aggregate Bond Index (20% weighting). For the six months ended June 30, 2017, the Aggressive Allocation Fund returned 7.72% before expenses and 7.71% after expenses, versus a 7.91% return for the weighted benchmark.

MONEY MARKET FUND

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2017, the Money Market Fund returned 0.37% before expenses and 0.24% after expenses, compared to a 0.30% return for the Citigroup 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve (Fed) governors continue to withdraw some of the extraordinary measures put in place following the financial crisis in 2008. To that end, they’ve raised the Fed Funds target range twice in 2017, once in March and again in June. These moves represent the third and fourth increases in the cycle. While the frequency of future rate increases is uncertain, the Fed’s commitment to unwinding more of the measures taken since the crisis is clear. At the June meeting, the Fed laid out a plan to start reducing its holdings of $4.5 trillion in U.S. Treasury and mortgage-backed securities. The Committee intends to slowly decrease its reinvestment of the principal payments it receives from securities it holds. Once started, the plan calls for a reduction of $10 billion per month in purchases that will eventually rise to $50 billion per month.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity in light of the uncertainty of the path of interest rates. On June 30, the fund held 25% U.S. Treasury bills, 15% U.S. agency discount notes and the remainder in commercial paper. The average maturity was 28 days.

The seven-day effective yield as of August 15, 2017, was 0.84%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MID-TERM BOND FUND

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The portfolio continues to emphasize corporate issues, particularly BBB-rated bonds, in order to capture incremental income. The Fund will continue to focus on income, rather than market volatility, to achieve superior returns over market cycles. In addition, the Fund’s corporate positions will remain highly diversified in order to help shield the portfolio from any credit risks. The objective of the Fund is to maintain a maturity profile similar to the Bloomberg Barclays Intermediate Government/Credit Bond Index.

For the six months ended June 30, 2017, the Mid-Term Bond Fund returned 2.06% before expenses and 1.83% after expenses versus a 1.73% return of the Bloomberg Barclays Intermediate Government/Credit Bond Index during the same period. The Fund’s continuing emphasis on higher-yielding corporate issues was a major contributor to its outperformance.

BOND FUND

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed bonds, all of which normally yield more than U.S. Treasury issues.

The Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the Aggregate) with an overweighting of BBB issuers. To achieve the duration target of approximately 90% of the benchmark, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income market posted positive returns during the first half of 2017. All asset classes represented in the Aggregate delivered positive results during the period. Investment grade corporate bonds had the strongest showing, 3.80%, while asset-backed securities had the weakest, 1.14%. Longer-dated bonds, those set to mature in more than ten years, returned 5.81% and those with one to three years to maturity offered 0.73%.

The interest rate curve flattened as yields on short-dated U.S. Treasuries rose while those of long-dated U.S. Treasuries fell. Two-year U.S. Treasury Notes yielded 1.19% at the end of the 4th quarter of last year and 1.38% on June 30. Ten year yields fell 14 basis points or 0.14% to 2.30% during the first half of the year. This is not an uncommon effect during a Federal Reserve (Fed) tightening cycle. The front end of the yield curve, generally considered to be up to five years in maturity, is more affected by Fed policy. As the Fed raises rates, short term rates move with them. The longer end of the yield curve, maturities of seven to thirty years, is driven more by inflation expectations. As Fed tightenings in theory slow the economy, inflation is presumed to fall and tends to pull longer term rates down.

In the corporate bond market, high-grade spreads tightened from 127 basis points at the end of 2016 to 111 on June 30. This represents the tightest overall spread in almost three years. Continuing the theme evidenced in 2016, lower-rated credit outperformed higher-rated. For the six months ending on June 30, AAA-rated corporate spreads tightened from 73 to 65 basis points, while BBB-rated bond spreads tightened from 159 to 139 basis points. In general, financial spreads tightened the most and utility bond spreads rallied the least.

For the six months ended June 30, 2017, the Bond Fund returned 2.83% before expenses and 2.59% after expenses, versus a 2.27% return of the Bloomberg Barclays Aggregate Bond Index. The Fund’s relative outperformance was driven primarily by its’ overweight position in corporate bonds in particular, BBB-rated industrial bonds.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2017 (Unaudited)

Equity Index Fund

All America Fund

Small Cap Value Fund

Small Cap Growth Fund

Mid Cap Value Fund

Mid-Cap Equity Index Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2017 (Unaudited) (Continued)

International Fund

Composite Fund

Retirement Income Fund

2010 Retirement Fund

2015 Retirement Fund

2020 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2017 (Unaudited) (Continued)

2025 Retirement Fund

2030 Retirement Fund

2035 Retirement Fund

2040 Retirement Fund

2045 Retirement Fund

2050 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2017 (Unaudited) (Continued)

2055 Retirement Fund

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

Money Market Fund

Mid-Term Bond Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2017 (Unaudited) (Continued)

Bond Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This contractual obligation remains in effect through April 30, 2018 and will continue for succeeding 12 month periods ending April 30th unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2017 and held for the entire period ending June 30, 2017 under the expense reimbursement agreement in effect during that period as described above.

The estimate of expenses does not include fees and charges associated with your variable annuity contract or variable life insurance policy. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Investment Corporation does not charge.

Equity Index Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,092.41	$0.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$0.70

*	Expenses are equal to the Fund’s annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

All America Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,079.41	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.66

*	Expenses are equal to the Fund’s annual expense ratio of 0.53%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,018.52	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.06

*	Expenses are equal to the Fund’s annual expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,111.41	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.06

*	Expenses are equal to the Fund’s annual expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,040.71	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	$3.21

*	Expenses are equal to the Fund’s annual expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,058.88	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$0.70

*	Expenses are equal to the Fund’s annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,142.59	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$1.81

*	Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Composite Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,052.22	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.56

*	Expenses are equal to the Fund’s annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Retirement Income Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,037.61	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.45% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2010 Retirement Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,044.89	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$1.91

*	Expenses are equal to the Fund’s annual expense ratio of 0.38% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2015 Retirement Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,052.50	$2.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.01

*	Expenses are equal to the Fund’s annual expense ratio of 0.40% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2020 Retirement Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,059.91	$1.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$1.86

*	Expenses are equal to the Fund’s annual expense ratio of 0.37% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2025 Retirement Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,067.50	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$1.76

*	Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2030 Retirement Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,072.92	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$1.71

*	Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2035 Retirement Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,077.20	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$1.66

*	Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2040 Retirement Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,077.80	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$1.76

*	Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2045 Retirement Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,078.40	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$1.76

*	Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2050 Retirement Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,079.59	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$1.81

*	Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2055 Retirement Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,080.92	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$1.76

*	Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Conservative Allocation Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,049.20	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$1.81

*	Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Moderate Allocation Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,065.69	$1.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.35

*	Expenses are equal to the Fund’s annual expense ratio of 0.27% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Aggressive Allocation Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,077.11	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$1.40

*	Expenses are equal to the Fund’s annual expense ratio of 0.28% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,002.38	$1.34
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.35

*	Expenses are equal to the Fund’s annual expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Term Bond Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,018.28	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	$2.31

*	Expenses are equal to the Fund’s annual expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period* January 1, 2017 to June 30, 2017
Actual	$1,000.00	$1,025.89	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.0%)
Amazon.com, Inc.*	43,855	$42,451,640
Comcast Corp. Cl A	523,325	20,367,809
Disney (Walt) Co.	160,855	17,090,844
Home Depot, Inc.	132,023	20,252,328
McDonald’s Corp.	90,060	13,793,590
Priceline Group, Inc.*	5,426	10,149,442
Other Securities	2,966,499	157,321,833

		281,427,486

CONSUMER STAPLES (8.9%)
Altria Group, Inc.	213,288	15,883,557
Coca-Cola Co.	424,210	19,025,819
PepsiCo, Inc.	157,721	18,215,198
Philip Morris Int’l., Inc.	171,371	20,127,524
Proctor & Gamble Co.	282,167	24,590,854
Wal-Mart Stores, Inc.	162,891	12,327,591
Other Securities	1,473,048	97,215,285

		207,385,828

ENERGY (5.9%)
Chevron Corp.	208,848	21,789,112
Exxon Mobil Corp.	466,972	37,698,650
Schlumberger Ltd.	153,074	10,078,421
Other Securities	1,686,208	68,896,509

		138,462,692

FINANCIALS (14.2%)
Bank of America Corp.	1,098,679	26,653,953
Berkshire Hathaway, Inc. Cl B*	209,633	35,505,541
Citigroup, Inc.	303,810	20,318,813
JPMorgan Chase & Co.	392,152	35,842,693
Wells Fargo & Co.	496,130	27,490,563
Other Securities	3,011,506	187,390,918

		333,202,481

HEALTH CARE (14.2%)
AbbVie, Inc.	175,467	12,723,112
Amgen, Inc.	81,220	13,988,521
Bristol-Myers Squibb Co.	182,095	10,146,333
Celgene Corp.*	86,164	11,190,119
Gilead Sciences, Inc.	144,147	10,202,725
Johnson & Johnson	297,380	39,340,400
Medtronic PLC	151,231	13,421,751
Merck & Co., Inc.	301,893	19,348,322
Pfizer, Inc.	658,950	22,134,131

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
UnitedHealth Group, Inc.	106,342	$19,717,934
Other Securities	1,589,240	160,306,834

		332,520,182

INDUSTRIALS (10.1%)
3M Co.	66,001	13,740,748
Boeing Co.	61,966	12,253,777
General Electric Co.	960,866	25,952,991
Honeywell International, Inc.	84,121	11,212,488
Union Pacific Corp.	89,195	9,714,227
United Technologies Corp.	82,248	10,043,303
Other Securities	1,758,740	152,684,067

		235,601,601

INFORMATION TECHNOLOGY (21.8%)
Alphabet, Inc. Cl A*	32,869	30,557,652
Alphabet, Inc. Cl C*	32,976	29,966,062
Apple, Inc.	575,471	82,879,328
Broadcom Ltd.	44,348	10,335,301
Cisco Systems, Inc.	552,386	17,289,682
Facebook, Inc. Cl A*	261,171	39,431,598
Intel Corp.	519,679	17,533,969
Int’l. Business Machines Corp.	94,362	14,515,706
MasterCard, Inc. Cl A	103,620	12,584,649
Microsoft Corp.	852,833	58,785,774
NVIDIA Corp.	65,953	9,534,166
Oracle Corp.	331,527	16,622,764
Visa, Inc. Cl A	203,877	19,119,585
Other Securities	2,659,177	151,363,374

		510,519,610

MATERIALS (2.8%)
Other Securities	948,413	65,283,704

REAL ESTATE (2.8%)
Other Securities	949,022	66,978,689

TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc.	678,529	25,600,899
Verizon Communications, Inc.	449,929	20,093,829
Other Securities	93,084	3,372,190

		49,066,918

UTILITIES (3.1%)
Other Securities	1,285,321	72,483,703

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,375,021,885) 97.9%		2,292,932,894

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	A-1+	0.75 - 0.91	07/06/17 - 08/24/17	$16,000,000	$15,987,460

U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	0.45 - 1.03	07/03/17 - 08/23/17	3,950,000	3,948,322

COMMERCIAL PAPER (1.1%)
Toyota Motor Credit Corp.	A-1+	0.96 - 1.13	07/05/17 - 08/11/17	18,600,000	18,587,861
Wisconsin Power & Light	A-1	1.10	07/05/17	8,000,000	7,999,022

					26,586,883

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $46,522,665) 2.0%					46,522,665

TOTAL INVESTMENTS (Cost: $1,421,544,550) 99.9%					2,339,455,559

OTHER NET ASSETS 0.1%					1,368,646

NET ASSETS 100.0%					$2,340,824,205

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.5%)
Amazon.com, Inc.*	3,105	$3,005,635
Comcast Corp. Cl A	37,060	1,442,375
Disney (Walt) Co.	11,391	1,210,294
Home Depot, Inc.	9,350	1,434,290
McDonald’s Corp.	6,378	976,854
Other Securities	210,463	11,860,568

		19,930,016

CONSUMER STAPLES (4.8%)
Altria Group, Inc.	15,105	1,124,869
Coca-Cola Co.	30,042	1,347,384
PepsiCo, Inc.	11,170	1,290,023
Philip Morris Int’l., Inc.	12,137	1,425,491
Proctor & Gamble Co.	19,983	1,741,518
Other Securities	115,853	7,757,639

		14,686,924

ENERGY (3.2%)
Chevron Corp.	14,790	1,543,041
Exxon Mobil Corp.	33,069	2,669,660
Other Securities	130,250	5,592,605

		9,805,306

FINANCIALS (7.7%)
Bank of America Corp.	77,806	1,887,574
Berkshire Hathaway, Inc. Cl B*	14,846	2,514,467
Citigroup, Inc.	21,515	1,438,923
iShares Core S&P 500 ETF	439	106,857
JPMorgan Chase & Co.	27,772	2,538,361
Wells Fargo & Co.	35,135	1,946,830
Other Securities	213,261	13,270,128

		23,703,140

HEALTH CARE (7.7%)
Amgen, Inc.	5,752	990,667
Johnson & Johnson	21,060	2,786,026
Medtronic PLC	10,709	950,424
Merck & Co., Inc.	21,379	1,370,180
Pfizer, Inc.	46,665	1,567,477
UnitedHealth Group, Inc.	7,531	1,396,398
Other Securities	154,177	14,485,855

		23,547,027

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (5.4%)
3M Co.	4,674	$973,080
Alaska Air Group, Inc.	976	87,606
General Electric Co.	68,046	1,837,922
L-3 Communications Corp.	612	102,253
Other Securities	145,443	13,683,699

		16,684,560

INFORMATION TECHNOLOGY (11.8%)
Alphabet, Inc. Cl A*	2,327	2,163,365
Alphabet, Inc. Cl C*	2,335	2,121,894
Apple, Inc.	40,754	5,869,386
Cisco Systems, Inc.	39,118	1,224,393
Facebook, Inc. Cl A*	18,495	2,792,371
Intel Corp.	36,803	1,241,733
Int’l. Business Machines Corp.	6,683	1,028,046
Microsoft Corp.	60,395	4,163,022
Oracle Corp.	23,477	1,177,137
Visa, Inc. Cl A	14,438	1,353,996
Other Securities	203,467	13,017,971

		36,153,314

MATERIALS (1.5%)
Other Securities	67,161	4,622,965

REAL ESTATE (1.5%)
Welltower, Inc.	2,848	213,173
Other Securities	64,360	4,529,790

		4,742,963

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	48,051	1,812,964
Verizon Communications, Inc.	31,862	1,422,957
Other Securities	6,591	238,753

		3,474,674

UTILITIES (1.7%)
Sempra Energy	1,962	221,216
Other Securities	89,066	4,912,251

		5,133,467

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $101,957,224) 52.9%		162,484,356

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	A-1+	0.88 - 0.91	08/17/17 - 08/24/17	$3,000,000	$2,996,111

U.S. GOVERNMENT AGENCIES (1.2%)
FHLB	A-1+	0.45 - 0.75	07/03/17 - 07/05/17	3,850,000	3,849,787

COMMERCIAL PAPER (0.7%)
Wisconsin Power & Light	A-1	1.10	07/05/17	2,000,000	1,999,756

TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $8,845,654) 2.9%					8,845,654

TOTAL INDEXED ASSETS (Cost: $110,802,878) 55.8%					$171,330,010

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Shares	Value

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.6%)
Lions Gate Entertainment Corp. Cl A	18,996	$536,067
Lions Gate Entertainment Corp. Cl B*	18,996	499,215
Select Comfort Corp.*	31,995	1,135,502
Other Securities	319,847	11,925,323

		14,096,107

CONSUMER STAPLES (1.4%)
Other Securities	123,499	4,298,332

ENERGY (1.7%)
Other Securities	278,722	5,317,822

FINANCIALS (7.7%)
iShares Russell 2000 Growth ETF	900	151,893
iShares Russell 2000 Value ETF	1,910	227,042
iShares Russell Mid-Cap ETF	1,520	292,007
iShares Russell Mid-Cap Value ETF	2,700	227,043
Starwood Property Trust, Inc.	49,423	1,106,581
SVB Financial Group*	5,997	1,054,213
Other Securities	575,120	20,414,054

		23,472,833

HEALTH CARE (4.9%)
Acadia Healthcare Co., Inc.*	41,013	2,025,222
Supernus Pharmaceuticals, Inc.*	24,121	1,039,615
Other Securities	240,958	11,955,261

		15,020,098

	Shares	Value

ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (5.9%)
Alaska Air Group, Inc.	11,706	$1,050,731
L-3 Communications Corp.	5,392	900,896
Mueller Industries, Inc.	27,290	830,981
Other Securities	306,042	15,349,249

		18,131,857

INFORMATION TECHNOLOGY (7.1%)
LogMeIn, Inc.	9,461	988,675
Other Securities	622,017	20,676,483

		21,665,158

MATERIALS (2.5%)
Other Securities	209,136	7,744,986

REAL ESTATE (4.0%)
Duke Realty Corp.	32,536	909,381
Welltower, Inc.	10,914	816,913
Other Securities	349,807	10,639,841

		12,366,135

TELECOMMUNICATION SERVICES (0.4%)
Other Securities	73,355	1,293,077

UTILITIES (2.2%)
Sempra Energy	7,030	792,633
Other Securities	130,804	6,066,815

		6,859,448

TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $110,220,642) 42.4%		130,265,853

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.1%)
Mueller Industries, Inc.	NR	6.00	03/01/27	$140,000	$143,500

TOTAL ACTIVE ASSETS-LONG-TERM DEBT SECURITIES (Cost: $140,000) 0.1%					143,500

ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	A-1+	0.91	08/24/17	3,000,000	2,995,890

U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	0.45 - 0.65	07/03/17	1,500,000	1,499,958

COMMERCIAL PAPER (0.3%)
Intercontinental Exchange, Inc.†	A-1	1.11	07/05/17	500,000	499,938
Wisconsin Power & Light	A-1	1.10	07/05/17	600,000	599,927

					1,099,865

TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $5,595,713) 1.8%					5,595,713

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Shares	Value

ACTIVE ASSETS:
WARRANTS:
CONSUMER DISCRETIONARY (0.0%) (2)
Playa Hotels & Resorts NV — expiring 03/10/2022*	24,200	$26,136

FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. — expiring 07/29/2020*	11,885	10,102

TOTAL ACTIVE ASSETS-WARRANTS
(Cost: $14,366) 0.0% (2)		36,238

TOTAL ACTIVE ASSETS
(Cost: $115,970,721) 44.3%		136,041,304

TOTAL INVESTMENTS
(Cost: $226,773,599) 100.1%		307,371,314

OTHER NET ASSETS -0.1%		(376,415)

NET ASSETS 100.0%		$306,994,899

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (8.1%)
Bassett Furniture Industries, Inc.	118,958	$4,514,456
Houghton Mifflin Harcourt Co.*	530,139	6,520,710
Playa Hotels & Resorts NV*	348,340	4,162,663
Select Comfort Corp.*	235,124	8,344,551
Unifi, Inc.*	125,675	3,870,790
Other Securities	506,798	10,542,459

		37,955,629

CONSUMER STAPLES (2.4%)
Crimson Wine Group Ltd.*	476,811	5,106,646
Other Securities	301,464	6,054,381

		11,161,027

ENERGY (4.3%)
PBF Energy, Inc.	281,879	6,274,627
Other Securities	1,375,623	13,823,661

		20,098,288

FINANCIALS (30.8%)
Allied World Assurance Co. Hldgs. AG	72,807	3,851,490
American Equity Investment Life Hldg. Co.	158,921	4,176,444
Aspen Insurance Hldgs. Ltd.	79,149	3,945,578
BancFirst Corp.	58,298	5,631,587
Banner Corp.	95,264	5,383,369
Brookline Bancorp, Inc.	374,530	5,468,138
Bryn Mawr Bank Corp.	105,050	4,464,625
Canadian Imperial Bank of Commerce	46,187	3,748,537
Customers Bancorp, Inc.*	141,303	3,996,049
Eagle Bancorp, Inc.*	58,402	3,696,847
Ellington Financial LLC	310,321	5,030,303
Enterprise Financial Svcs. Corp.	111,896	4,565,357
First Interstate BancSytem, Inc.	131,988	4,909,954
Glacier Bancorp, Inc.	115,222	4,218,277
Investors Bancorp, Inc.	287,456	3,840,412
iShares Russell 2000 Value ETF	40,870	4,858,217
Marlin Business Svcs. Corp.	166,824	4,195,624
NMI Hldgs., Inc. Cl A*	433,350	4,961,858
Northfield Bancorp, Inc.	244,977	4,201,356
Selective Insurance Group, Inc.	115,135	5,762,507
Stock Yards Bancorp, Inc.	204,975	7,973,528
SVB Financial Group*	52,726	9,268,703
Other Securities	1,389,350	36,994,293

		145,143,053

HEALTH CARE (5.0%)
Supernus Pharmaceuticals, Inc.*	191,158	8,238,910
Other Securities	819,188	15,205,478

		23,444,388

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (13.1%)
AZZ, Inc.	75,810	$4,230,198
Deluxe Corp.	57,509	3,980,773
Encore Wire Corp.	96,894	4,137,374
Miller Industries, Inc.	260,428	6,471,636
Mueller Industries, Inc.	331,066	10,080,955
Orbital ATK, Inc.	37,592	3,697,549
VSE Corp.	89,725	4,035,831
Other Securities	697,875	25,343,331

		61,977,647

INFORMATION TECHNOLOGY (11.1%)
MKS Instruments, Inc.	65,107	4,381,701
Proofpoint, Inc.*	54,213	4,707,315
Stamps.com, Inc.*	26,625	4,123,547
SYNNEX Corp.	30,673	3,679,533
Other Securities	2,573,181	35,234,958

		52,127,054

MATERIALS (3.9%)
Kaiser Aluminum Corp.	58,145	5,146,995
Kraton Corporation Inc.*	128,556	4,427,469
Other Securities	418,354	8,592,082

		18,166,546

REAL ESTATE (10.2%)
Colony NorthStar, Inc. Cl A	361,668	5,095,902
Easterly Government Pptys.	202,273	4,237,619
Forest City Realty Trust, Inc. Cl A	277,128	6,698,184
Highwoods Properties, Inc.	87,286	4,426,273
The GEO Group, Inc.	140,301	4,148,701
Other Securities	1,400,838	23,249,759

		47,856,438

TELECOMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*	339,801	3,839,751
Other Securities	70,364	2,160,175

		5,999,926

UTILITIES (4.0%)
Avista Corp.	87,482	3,714,486
Other Securities	277,955	14,940,133

		18,654,619

TOTAL COMMON STOCKS
(Cost: $334,499,687) 94.2%		442,584,615

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.4%)
Mueller Industries, Inc.	NR	6.00	03/01/27	$1,655,000	$1,696,375

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,655,000) 0.4%					1,696,375

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill	A-1+	0.91	08/24/17	7,000,000	6,990,413

U.S. GOVERNMENT AGENCIES (1.6%)
FHLB	A-1+	0.45 - 0.75	07/03/17 - 07/05/17	7,700,000	7,699,428

COMMERCIAL PAPER (2.2%)
National Rural Utilities	A-1	1.15	08/01/17	600,000	599,406
Wal-Mart Stores, Inc.†	A-1+	1.07	07/10/17	5,000,000	4,998,662
Wisconsin Power & Light	A-1	1.10	07/05/17	5,000,000	4,999,389

					10,597,457

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $25,287,298) 5.3%					25,287,298

	Shares	Value
WARRANTS:
CONSUMER DISCRETIONARY (0.1%)
Playa Hotels & Resorts NV — expiring 03/10/2022*	273,830	$295,736

FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. — expiring 07/29/2020*	146,691	124,687

TOTAL WARRANTS
(Cost: $169,934) 0.1%		420,423

TOTAL INVESTMENTS
(Cost: $361,611,919) 100.0%		469,988,711

OTHER NET ASSETS 0.0% (2)		(181,096)

NET ASSETS 100.0%		$469,807,615

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (14.2%)
Bloomin’ Brands, Inc.	215,624	$4,577,698
Five Below, Inc.*	146,058	7,210,883
Haverty Furniture Cos., Inc.	234,064	5,875,006
Lions Gate Entertainment Corp. Cl A	110,555	3,119,862
Lions Gate Entertainment Corp. Cl B*	110,555	2,905,385
Lithia Motors, Inc. Cl A	48,238	4,545,467
Red Rock Resorts, Inc. Cl A	181,712	4,279,318
Select Comfort Corp.*	215,492	7,647,811
Steve Madden Ltd.*	89,868	3,590,227
Thor Industries, Inc.	40,826	4,267,134
Other Securities	579,050	19,837,638

		67,856,429

CONSUMER STAPLES (2.8%)
WD-40 Co.	46,352	5,114,943
Other Securities	340,355	8,361,343

		13,476,286

ENERGY (1.0%)
Other Securities	243,438	4,515,615

FINANCIALS (6.5%)
Heritage Financial Corp.	128,124	3,395,286
Moelis & Co. Cl A	104,672	4,066,507
United Insurance Hldgs. Corp.	217,030	3,413,882
Other Securities	688,991	20,170,901

		31,046,576

HEALTH CARE (21.6%)
Acadia Healthcare Co., Inc.*	199,231	9,838,028
Exact Sciences Corp.*	101,364	3,585,245
Kite Pharma, Inc.*	34,980	3,626,377
NuVasive, Inc.*	45,276	3,482,630
Omnicell, Inc.*	130,493	5,624,248
Supernus Pharmaceuticals, Inc.*	149,898	6,460,604
WellCare Health Plans, Inc.*	22,671	4,070,805
Other Securities	1,489,745	66,763,136

		103,451,073

INDUSTRIALS (14.7%)
Allegiant Travel Co.	38,689	5,246,228
Astronics Corp.*	121,391	3,698,784
EnPro Industries, Inc.	101,830	7,267,607
Granite Construction, Inc.	130,724	6,306,126
Healthcare Svcs. Group, Inc.	109,920	5,147,554
John Bean Technologies Corp.	35,535	3,482,430
Mueller Water Products, Inc. Cl A	359,832	4,202,838

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Sun Hydraulics Corp.	117,160	$4,999,217
Teledyne Technologies, Inc.*	35,955	4,589,656
Trex Co., Inc.*	63,391	4,289,035
Other Securities	754,586	20,759,762

		69,989,237

INFORMATION TECHNOLOGY (24.4%)
Callidus Software, Inc.*	230,097	5,568,347
CommVault Systems, Inc.*	70,908	4,002,757
EPAM Systems, Inc.*	58,338	4,905,642
Everspin Technologies, Inc.*	171,549	3,427,549
LogMeIn, Inc.	49,209	5,142,341
Monolithic Power Systems, Inc.	43,225	4,166,890
New Relic, Inc.*	108,038	4,646,714
Proofpoint, Inc.*	71,338	6,194,279
Take-Two Interactive Software, Inc.*	47,208	3,464,123
Zendisk, Inc.*	174,972	4,860,722
Other Securities	2,781,820	70,407,062

		116,786,426

MATERIALS (4.7%)
Berry Global Group, Inc.*	64,476	3,675,777
Ferro Corp.*	376,408	6,884,502
U.S. Concrete, Inc.*	56,434	4,432,891
Other Securities	387,895	7,388,655

		22,381,825

REAL ESTATE (5.0%)
Easterly Government Pptys.	184,379	3,862,740
QTS Realty Trust, Inc.	92,010	4,814,883
Terreno Realty Corp.	123,091	4,143,243
Other Securities	371,275	10,916,405

		23,737,271

TELECOMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	382,162	4,318,431
Shenandoah Telecommunications Co.	112,177	3,443,834

		7,762,265

UTILITIES (2.2%)
Chesapeake Utilities Corp.	75,281	5,642,311
Northwest Natural Gas Co.	78,024	4,669,736

		10,312,047

TOTAL COMMON STOCKS
(Cost: $388,567,368) 98.7%		471,315,050

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill	A-1+	0.89 - 0.91	08/10/17 - 08/24/17	$5,900,000	$5,893,593

U.S. GOVERNMENT AGENCIES (1.4%)
FHLB	A-1+	0.45 - 0.75	07/03/17 - 07/05/17	6,500,000	6,499,604

COMMERCIAL PAPER (0.4%)
Wisconsin Power & Light	A-1	1.10	07/05/17	2,000,000	1,999,756

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,392,953) 3.0%					14,392,953

TOTAL INVESTMENTS (Cost: $402,960,321) 101.7%					485,708,003

OTHER NET ASSETS -1.7%					(8,302,593)

NET ASSETS 100.0%					$477,405,410

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (2.9%)
Other Securities	87,342	$2,807,110

CONSUMER STAPLES (3.0%)
Ingredion, Inc.	8,421	1,003,867
Other Securities	47,216	1,929,940

		2,933,807

ENERGY (7.5%)
Baker Hughes, Inc.	18,432	1,004,728
PBF Energy, Inc.	54,263	1,207,894
Range Resources Corp.	34,765	805,505
Other Securities	215,466	4,358,261

		7,376,388

FINANCIALS (19.4%)
American Financial Group, Inc.	12,849	1,276,805
Ameriprise Financial, Inc.	11,272	1,434,813
Associated Banc-Corp.	50,204	1,265,141
Everest Re Group Ltd.	6,216	1,582,531
Fifth Third Bancorp	40,116	1,041,411
Hartford Financial Svcs. Group, Inc.	21,415	1,125,787
KeyCorp	103,272	1,935,317
Lincoln National Corp.	15,429	1,042,692
Progressive Corp.	23,743	1,046,829
Reinsurance Grp. of America, Inc.	12,382	1,589,725
SVB Financial Group*	9,919	1,743,661
Voya Financial, Inc.	27,446	1,012,483
Other Securities	92,095	3,073,370

		19,170,565

HEALTH CARE (6.4%)
Agilent Technologies, Inc.	16,100	954,891
Boston Scientific Corp.*	46,000	1,275,120
Humana, Inc.	3,554	855,163
Zimmer Biomet Hldgs., Inc.	6,613	849,109
Other Securities	39,260	2,385,378

		6,319,661

INDUSTRIALS (13.7%)
Alaska Air Group, Inc.	21,680	1,945,997
Carlisle Cos., Inc.	11,438	1,091,185
Kirby Corp.*	17,344	1,159,446
L-3 Communications Corp.	11,257	1,880,820
Old Dominion Freight Line, Inc.	13,893	1,323,169
Orbital ATK, Inc.	15,847	1,558,711

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Stanley Black & Decker, Inc.	10,266	$1,444,734
United Rentals, Inc.*	12,402	1,397,829
Other Securities	49,241	1,697,502

		13,499,393

INFORMATION TECHNOLOGY (10.3%)
Analog Devices, Inc.	12,223	950,949
DXC Technology Co.	15,427	1,183,559
Harris Corp.	9,543	1,040,950
Stamps.com, Inc.*	5,874	909,736
Other Securities	152,462	6,069,390

		10,154,584

MATERIALS (9.6%)
Crown Hldgs., Inc.*	31,585	1,884,361
Eastman Chemical Co.	19,797	1,662,750
International Paper Co.	21,259	1,203,472
Packaging Corp. of America	20,809	2,317,917
Steel Dynamics, Inc.	28,317	1,014,032
Other Securities	69,872	1,410,202

		9,492,734

REAL ESTATE (13.6%)
AvalonBay Communities, Inc.	5,202	999,668
Brandywine Realty Trust	46,401	813,410
Duke Realty Corp.	51,172	1,430,257
Host Hotels & Resorts, Inc.	46,595	851,291
ProLogis, Inc.	24,757	1,451,750
Vornado Realty Trust	13,033	1,223,799
Welltower, Inc.	13,332	997,900
Other Securities	185,050	5,622,989

		13,391,064

UTILITIES (9.3%)
Ameren Corp.	18,208	995,431
Consolidated Edison, Inc.	14,115	1,140,774
Entergy Corp.	10,621	815,374
Great Plains Energy, Inc.	35,098	1,027,669
PPL Corp.	28,507	1,102,081
Public Svc. Enterprise Group, Inc.	26,919	1,157,786
Other Securities	94,791	2,963,008

		9,202,123

TOTAL COMMON STOCKS
(Cost: $76,933,809) 95.7%		94,347,429

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.0%) (2)
Mueller Industries, Inc.	NR	6.00	03/01/27	$43,000	$44,075

TOTAL LONG-TERM DEBT SECURITIES (Cost: $43,000) 0.0% (2)					44,075

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill	A-1+	0.91	08/24/17	2,000,000	1,997,261

U.S. GOVERNMENT AGENCIES (1.7%)
FHLB	A-1+	0.45	07/03/17	1,600,000	1,599,960

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,597,221) 3.7%					3,597,221

TOTAL INVESTMENTS (Cost: $80,574,030) 99.4%					97,988,725

OTHER NET ASSETS 0.6%					613,044

NET ASSETS 100.0%					$98,601,769

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value

INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.5%)
Domino’s Pizza, Inc.	36,975	$7,821,320
NVR, Inc.*	2,681	6,462,845
Panera Bread Co. Cl A*	16,282	5,122,968
Other Securities	3,826,383	130,712,927

		150,120,060

CONSUMER STAPLES (3.7%)
Ingredion, Inc.	56,129	6,691,138
Other Securities	1,244,313	41,312,189

		48,003,327

ENERGY (2.9%)
Other Securities	2,627,810	37,725,121

FINANCIALS (16.2%)
Alleghany Corp.*	12,000	7,137,600
American Financial Group, Inc.	56,634	5,627,721
Berkley (W.R.) Corp.	75,685	5,235,131
East West Bancorp, Inc.	111,586	6,536,708
MarketAxess Hldgs., Inc.	28,991	5,830,090
MSCI, Inc. Cl A	70,140	7,223,719
Reinsurance Grp. of America, Inc.	50,108	6,433,366
SEI Investments Co.	104,407	5,615,008
Signature Bank*	41,656	5,978,886
SVB Financial Group*	40,907	7,191,042
Other Securities	4,847,778	148,057,413

		210,866,684

HEALTH CARE (9.0%)
ResMed, Inc.	109,439	8,522,010
STERIS PLC	64,744	5,276,636
Teleflex, Inc.	34,599	7,188,288
VCA Inc.*	62,299	5,750,821
WellCare Health Plans, Inc.*	34,615	6,215,469
West Pharmaceutical Svcs., Inc.	57,145	5,401,345
Other Securities	1,483,438	78,326,297

		116,680,866

INDUSTRIALS (14.8%)
Huntington Ingalls Industries, Inc.	35,567	6,621,153
IDEX Corp.	58,760	6,640,468
JetBlue Airways Corp*	256,037	5,845,325
Lennox International, Inc.	30,032	5,515,076
Manpowergroup, Inc.	51,766	5,779,674
Smith (A.O.) Corp.	112,258	6,323,493
Toro Co.	83,313	5,772,758
Wabtec Corp.	66,480	6,082,920
Other Securities	2,594,122	144,341,094

		192,921,961

	Shares	Value

INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (17.5%)
Arrow Electronics, Inc.*	68,378	$5,362,203
Broadridge Financial Solutions, Inc.	91,623	6,923,034
Cadence Design Systems, Inc.*	216,285	7,243,385
CDK Global, Inc.	110,758	6,873,641
Cognex Corp.	67,089	5,695,856
Henry (Jack) & Associates, Inc.	60,455	6,279,461
Keysight Technologies, Inc.*	143,270	5,577,501
Leidos Hldgs., Inc.	110,915	5,733,196
Take-Two Interactive Software, Inc.*	80,603	5,914,648
Trimble Navigation Ltd.*	196,035	6,992,568
Other Securities	4,027,157	164,789,186

		227,384,679

MATERIALS (7.5%)
Packaging Corp. of America	72,185	8,040,682
RPM International, Inc.	104,249	5,686,783
Steel Dynamics, Inc.	184,255	6,598,172
The Chemours Co.	143,164	5,428,779
Other Securities	1,653,744	71,235,722

		96,990,138

REAL ESTATE (9.7%)
Camden Property Trust	67,956	5,810,918
Duke Realty Corp.	274,451	7,670,905
Kilroy Realty Corp.	75,492	5,673,224
Omega Healthcare Investors, Inc.	153,858	5,080,391
Other Securities	3,302,384	102,350,480

		126,585,918

TELECOMMUNICATION SERVICES (0.2%)
Other Securities	942,556	3,034,329

UTILITIES (5.4%)
Atmos Energy Corp.	81,081	6,725,669
OGE Energy Corp.	151,648	5,275,834
UGI Corp.	132,184	6,399,028
Westar Energy, Inc.	109,764	5,819,687
Other Securities	1,029,053	45,620,264

		69,840,482

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $987,493,626) 98.4%		1,280,153,565

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	A-1+	0.75 - 0.89	07/06/17 - 08/10/17	$9,000,000	$8,996,411

U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	0.45 - 0.75	07/03/17 - 07/05/17	6,500,000	6,499,604

COMMERCIAL PAPER (0.5%)
Wisconsin Power & Light	A-1	1.10	07/05/17	6,000,000	5,999,267

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,495,282) 1.7%					21,495,282

TOTAL INVESTMENTS (Cost: $1,008,988,908) 100.1%					1,301,648,847

OTHER NET ASSETS -0.1%					(908,000)

NET ASSETS 100.0%					$1,300,740,847

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (95.2%)
iShares Core MSCI EAFE ETF	287,919	$17,531,388
iShares Core MSCI Europe ETF	393,284	18,433,221
iShares Core MSCI Pacific ETF	177,010	9,585,092
iShares Edge MSCI Emerging Markets ETF	204,014	11,302,376
iShares MSCI EAFE ETF	2,585,851	168,597,484
iShares MSCI EAFE Growth ETF	472,818	34,969,619
iShares MSCI EAFE Small-Cap ETF	177,935	10,291,743
iShares MSCI EAFE Value ETF	661,029	34,175,199
Vanguard FTSE Developed Markets ETF	2,129,980	88,010,774
Vanguard FTSE Europe ETF	424,630	23,414,098
Vanguard FTSE Pacific ETF	220,480	14,507,584

		430,818,578

TOTAL COMMON STOCKS (Cost: $396,876,407) 95.2%		430,818,578

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill	A-1+	0.89 - 0.91	08/10/17 - 08/24/17	$6,000,000	$5,992,544

U.S. GOVERNMENT AGENCIES (1.6%)
FHLB	A-1+	0.45 - 0.75	07/03/17 - 07/05/17	7,200,000	7,199,528

COMMERCIAL PAPER (2.3%)
Intercontinental Exchange, Inc.†	A-1	1.11	07/05/17	5,500,000	5,499,321
Wisconsin Power & Light	A-1	1.10	07/05/17	5,000,000	4,999,389

					10,498,710

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,690,782) 5.2%					23,690,782

TOTAL INVESTMENTS (Cost: $420,567,189) 100.4%					454,509,360

OTHER NET ASSETS -0.4%					(1,803,093)

NET ASSETS 100.0%					$452,706,267

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value

COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Amazon.com, Inc.*	2,164	$2,094,752
Comcast Corp. Cl A	56,550	2,200,926
Ford Motor Co.	104,743	1,172,074
Home Depot, Inc.	16,231	2,489,835
Viacom, Inc. Cl B	34,154	1,146,550
Whirlpool Corp.	6,737	1,290,944
Other Securities	24,328	1,819,646

		12,214,727

CONSUMER STAPLES (3.6%)
Kimberly-Clark Corp.	10,283	1,327,638
PepsiCo, Inc.	19,174	2,214,405
Walgreens Boots Alliance, Inc.	26,902	2,106,696
Other Securities	15,288	793,141

		6,441,880

ENERGY (4.3%)
Chevron Corp.	18,811	1,962,552
Marathon Petroleum Corp.	26,599	1,391,926
Williams Cos., Inc.	49,425	1,496,589
Other Securities	82,547	2,948,311

		7,799,378

FINANCIALS (8.4%)
American Int’l. Group, Inc.	20,510	1,282,285
Citigroup, Inc.	24,585	1,644,245
CME Group, Inc.	11,543	1,445,645
JPMorgan Chase & Co.	29,779	2,721,801
Morgan Stanley	25,545	1,138,285
PNC Financial Svcs. Grp., Inc.	10,860	1,356,088
Synchrony Financial	51,843	1,545,958
Other Securities	100,806	4,116,836

		15,251,143

HEALTH CARE (9.2%)
AbbVie, Inc.	32,927	2,387,537
Becton, Dickinson & Co.	7,339	1,431,912
Bristol-Myers Squibb Co.	30,304	1,688,539
Celgene Corp.*	14,645	1,901,946
Gilead Sciences, Inc.	21,168	1,498,271
Johnson & Johnson	22,935	3,034,071
UnitedHealth Group, Inc.	13,210	2,449,398
Other Securities	13,420	2,223,920

		16,615,594

	Shares	Value

COMMON STOCKS (CONTINUED):
INDUSTRIALS (4.5%)
Boeing Co.	10,840	$2,143,610
Eaton Corp. PLC	18,184	1,415,261
FedEx Corp.	7,847	1,705,389
Ingersoll-Rand PLC	17,719	1,619,339
L-3 Communications Corp.	7,891	1,318,428

		8,202,027

INFORMATION TECHNOLOGY (14.3%)
Activision Blizzard, Inc.	22,067	1,270,397
Alphabet, Inc. Cl A*	3,216	2,989,851
Apple, Inc.	35,219	5,072,239
Applied Materials, Inc.	27,169	1,122,351
Broadcom Ltd.	7,633	1,778,871
Cisco Systems, Inc.	41,520	1,299,576
Corning, Inc.	45,061	1,354,083
Lam Research Corp.	9,986	1,412,320
Microsoft Corp.	53,207	3,667,559
Oracle Corp.	38,433	1,927,031
Total System Services, Inc.	19,484	1,134,943
Other Securities	86,153	2,999,274

		26,028,495

MATERIALS (2.4%)
International Paper Co.	21,194	1,199,792
Other Securities	47,806	3,224,827

		4,424,619

REAL ESTATE (1.7%)
American Tower Corp.	12,340	1,632,829
Other Securities	13,965	1,405,582

		3,038,411

TELECOMMUNICATION SERVICES (0.5%)
Other Securities	39,550	944,454

UTILITIES (1.4%)
NextEra Energy, Inc.	9,934	1,392,051
Other Securities	9,752	1,099,538

		2,491,589

TOTAL COMMON STOCKS (Cost: $85,798,086) 57.0%		103,452,317

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.8%)
U.S. Treasury Note	AA+	1.50 - 2.38	02/28/23 - 05/15/27	$4,550,000	$4,472,109
U.S. Treasury Strip	AA+	0.00	11/15/21 - 08/15/29	18,550,000	15,087,493

					19,559,602

U.S. GOVERNMENT AGENCIES (12.0%)
MORTGAGE-BACKED OBLIGATIONS (11.7%)
FHLMC	AA+	2.50 - 6.00	02/01/25 - 07/01/45	4,769,837	4,989,871
FHLMC ARM	AA+	2.76 - 4.62	02/01/36 - 09/01/39	121,826	128,253
FHLMC Strip	AA+	3.00	01/15/43	313,234	310,987

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	2.40 - 8.00	04/01/18 - 12/25/49	$11,615,237	$12,155,251
FNMA Strip	AA+	3.00	08/25/42	262,321	262,837
GNMA (3)	AA+	4.00 - 7.00	10/15/24 - 10/20/43	1,798,993	1,941,327
Small Business Administration (3)	AA+	2.81	06/01/37	1,350,000	1,352,531
Other Securities				141,791	150,183

					21,291,240

NON-MORTGAGE-BACKED OBLIGATIONS (0.3%)
FHLMC	AA+	0.00	11/29/19	500,000	477,865

CORPORATE DEBT (16.1%)
CONSUMER DISCRETIONARY (3.0%)
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	346,905
Other Securities				5,036,000	5,206,936

					5,553,841

CONSUMER STAPLES (1.0%)
Other Securities				1,625,000	1,726,890

ENERGY (1.6%)
Other Securities				2,660,000	2,661,362
Other Securities†				250,000	249,890

					2,911,252

FINANCIALS (3.2%)
Synchrony Financial	BBB-	3.70	08/04/26	400,000	386,020
Other Securities				4,850,000	5,078,283
Other Securities†				350,000	367,625

					5,831,928

HEALTH CARE (1.6%)
Other Securities				2,715,000	2,858,580

INDUSTRIALS (1.0%)
Other Securities				1,500,000	1,533,375
Other Securities†				300,000	303,495

					1,836,870

INFORMATION TECHNOLOGY (1.4%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	372,869
Other Securities				2,085,000	2,180,360

					2,553,229

MATERIALS (1.1%)
Other Securities				1,600,000	1,629,675
Other Securities†				350,000	361,169

					1,990,844

REAL ESTATE (1.1%)
American Tower Corp.	BBB-	4.50	01/15/18	250,000	253,425
Other Securities				1,650,000	1,726,476

					1,979,901

TELECOMMUNICATION SERVICES (0.4%)
Other Securities				675,000	697,360

UTILITIES (0.7%)
Other Securities				1,240,000	1,310,068

TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,618,675) 38.9%					70,579,470

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill	A-1+	0.91	08/24/17	$1,000,000	$998,630

U.S. GOVERNMENT AGENCIES (3.0%)
FHLB	A-1+	0.45 - 0.65	07/03/17	5,600,000	5,599,855

COMMERCIAL PAPER (0.6%)
Wisconsin Power & Light	A-1	1.10	07/05/17	1,000,000	999,878

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,598,363) 4.2%					7,598,363

TOTAL INVESTMENTS (Cost: $162,015,124) 100.1%					181,630,150

OTHER NET ASSETS -0.1%					(81,928)

NET ASSETS 100.0%					$181,548,222

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.9%)	17,281,085	$25,421,219
Equity Index Fund (21.6%)	4,652,182	17,746,456
Mid-Cap Equity Index Fund (5.6%)	1,997,765	4,585,888
Mid-Term Bond Fund (33.9%)	26,324,456	27,907,450
Money Market Fund (8.0%)	5,501,408	6,601,965

TOTAL INVESTMENTS (Cost: $79,362,476) 100.0%		82,262,978

OTHER NET ASSETS -0.0% (2)		(1,637)

NET ASSETS 100.0%		$82,261,341

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.4%)	4,248,492	$6,249,714
Equity Index Fund (24.1%)	1,549,192	5,909,627
International Fund (4.5%)	1,297,905	1,102,160
Mid-Cap Equity Index Fund (8.1%)	866,794	1,989,734
Mid-Term Bond Fund (32.9%)	7,628,840	8,087,592
Money Market Fund (5.0%)	1,025,677	1,230,863

TOTAL INVESTMENTS (Cost: $23,381,259) 100.0%		24,569,690

OTHER NET ASSETS -0.0% (2)		(165)

NET ASSETS 100.0%		$24,569,525

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.9%)	25,013,276	$36,795,604
Equity Index Fund (28.1%)	10,887,887	41,533,501
International Fund (5.0%)	8,726,229	7,410,175
Mid-Cap Equity Index Fund (9.6%)	6,207,042	14,248,320
Mid-Term Bond Fund (27.4%)	38,165,571	40,460,620
Money Market Fund (3.0%)	3,687,265	4,424,902
Small Cap Growth Fund (1.0%)	1,069,770	1,534,541
Small Cap Value Fund (1.0%)	886,138	1,523,658

TOTAL INVESTMENTS (Cost: $134,869,826) 100.0%		147,931,321

OTHER NET ASSETS -0.0% (2)		(2,059)

NET ASSETS 100.0%		$147,929,262

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.6%)	73,424,509	$108,010,609
Equity Index Fund (32.3%)	38,727,671	147,732,587
International Fund (8.0%)	43,120,905	36,617,583
Mid-Cap Equity Index Fund (11.6%)	23,193,142	53,240,066
Mid-Term Bond Fund (20.1%)	86,855,020	92,077,960
Small Cap Growth Fund (2.1%)	6,608,622	9,479,797
Small Cap Value Fund (2.3%)	6,158,654	10,589,412

TOTAL INVESTMENTS (Cost: $408,788,529) 100.0%		457,748,014

OTHER NET ASSETS -0.0% (2)		(3,142)

NET ASSETS 100.0%		$457,744,872

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.3%)	86,758,023	$127,624,783
Equity Index Fund (35.5%)	53,111,826	202,603,133
International Fund (9.7%)	65,507,053	55,627,541
Mid-Cap Equity Index Fund (14.6%)	36,420,256	83,603,024
Mid-Term Bond Fund (9.9%)	53,543,660	56,763,454
Small Cap Growth Fund (3.9%)	15,438,911	22,146,484
Small Cap Value Fund (4.1%)	13,641,296	23,455,336

TOTAL INVESTMENTS (Cost: $502,991,383) 100.0%		571,823,755

OTHER NET ASSETS -0.0% (2)		(3,709)

NET ASSETS 100.0%		$571,820,046

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.0%)	65,080,485	$95,736,192
Equity Index Fund (37.3%)	46,752,510	178,344,557
International Fund (11.5%)	64,397,920	54,685,683
Mid-Cap Equity Index Fund (18.6%)	38,737,061	88,921,273
Mid-Term Bond Fund (2.0%)	8,993,281	9,534,083
Small Cap Growth Fund (5.2%)	17,160,352	24,615,822
Small Cap Value Fund (5.4%)	14,921,078	25,655,839

TOTAL INVESTMENTS (Cost: $412,024,818) 100.0%		477,493,449

OTHER NET ASSETS -0.0% (2)		(3,075)

NET ASSETS 100.0%		$477,490,374

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (15.3%)	41,652,021	$61,271,914
Equity Index Fund (39.4%)	41,163,973	157,026,232
International Fund (11.9%)	56,191,280	47,716,736
Mid-Cap Equity Index Fund (21.4%)	37,207,325	85,409,749
Small Cap Growth Fund (5.9%)	16,500,382	23,669,122
Small Cap Value Fund (6.1%)	14,258,196	24,516,055

TOTAL INVESTMENTS (Cost: $339,129,625) 100.0%		399,609,808

OTHER NET ASSETS -0.0% (2)		(2,574)

NET ASSETS 100.0%		$399,607,234

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited) )

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.8%)	28,544,491	$41,990,173
Equity Index Fund (38.1%)	32,555,687	124,188,616
International Fund (13.4%)	51,617,620	43,832,857
Mid-Cap Equity Index Fund (21.1%)	30,032,325	68,939,471
Small Cap Growth Fund (7.2%)	16,405,106	23,532,453
Small Cap Value Fund (7.4%)	14,068,385	24,189,687

TOTAL INVESTMENTS (Cost: $275,296,750) 100.0%		326,673,257

OTHER NET ASSETS -0.0% (2)		(2,142)

NET ASSETS 100.0%		$326,671,115

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.6%)	26,970,007	$39,674,040
Equity Index Fund (36.3%)	35,555,462	135,631,713
International Fund (14.2%)	62,315,052	52,916,945
Mid-Cap Equity Index Fund (22.3%)	36,401,544	83,560,072
Small Cap Growth Fund (8.2%)	21,450,290	30,769,562
Small Cap Value Fund (8.4%)	18,319,968	31,500,013

TOTAL INVESTMENTS (Cost: $308,815,183) 100.0%		374,052,345

OTHER NET ASSETS -0.0% (2)		(2,455)

NET ASSETS 100.0%		$374,049,890

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.7%)	11,827,647	$17,398,978
Equity Index Fund (34.8%)	18,322,942	69,895,647
International Fund (15.6%)	37,032,918	31,447,762
Mid-Cap Equity Index Fund (22.3%)	19,565,163	44,912,009
Small Cap Growth Fund (9.2%)	12,969,012	18,603,516
Small Cap Value Fund (9.4%)	11,036,110	18,975,885

TOTAL INVESTMENTS (Cost: $183,317,656) 100.0%		201,233,797

OTHER NET ASSETS -0.0% (2)		(1,122)

NET ASSETS 100.0%		$201,232,675

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.0%)	697,363	$1,025,851
Equity Index Fund (32.6%)	1,092,358	4,166,968
International Fund (16.9%)	2,537,330	2,154,660
Mid-Cap Equity Index Fund (22.3%)	1,238,972	2,844,071
Small Cap Growth Fund (10.0%)	892,458	1,280,194
Small Cap Value Fund (10.2%)	755,957	1,299,820

TOTAL INVESTMENTS (Cost: $12,225,230) 100.0%		12,771,564

OTHER NET ASSETS -0.0% (2)		(52)

NET ASSETS 100.0%		$12,771,512

MUTUAL OF AMERICA INVESTMENT CORPORATION — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (34.6%)	34,059,658	$50,103,222
Equity Index Fund (22.0%)	8,369,663	31,927,353
International Fund (4.4%)	7,426,287	6,306,284
Mid-Cap Equity Index Fund (2.2%)	1,403,865	3,222,584
Mid-Term Bond Fund (36.8%)	50,362,777	53,391,291

TOTAL INVESTMENTS (Cost: $137,569,398) 100.0%		144,950,734

OTHER NET ASSETS -0.0% (2)		(292)

NET ASSETS 100.0%		$144,950,442

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.3%)	58,961,642	$86,735,110
Equity Index Fund (36.0%)	35,204,097	134,291,381
International Fund (10.3%)	44,975,833	38,192,758
Mid-Cap Equity Index Fund (16.0%)	25,870,439	59,385,825
Mid-Term Bond Fund (14.4%)	50,387,743	53,417,760

TOTAL INVESTMENTS (Cost: $310,041,689) 100.0%		372,022,834

OTHER NET ASSETS -0.0% (2)		(570)

NET ASSETS 100.0%		$372,022,264

MUTUAL OF AMERICA INVESTMENT CORPORATION — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.0%)	38,493,797	$56,626,031
Equity Index Fund (35.0%)	25,870,801	98,688,102
International Fund (15.0%)	49,923,883	42,394,563
Mid-Cap Equity Index Fund (19.9%)	24,422,415	56,061,874
Small Cap Growth Fund (5.1%)	9,925,486	14,237,703
Small Cap Value Fund (5.0%)	8,180,617	14,066,048

TOTAL INVESTMENTS (Cost: $221,781,662) 100.0%		282,074,321

OTHER NET ASSETS -0.0% (2)		(1,360)

NET ASSETS 100.0%		$282,072,961

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.5%)
U.S. Treasury Bill	A-1+	0.75	07/13/17	$2,450,000	$2,449,387
U.S. Treasury Bill	A-1+	0.77	07/27/17	1,000,000	999,440
U.S. Treasury Bill	A-1+	0.80	07/20/17	1,000,000	999,577
U.S. Treasury Bill	A-1+	0.80	07/27/17	1,600,000	1,599,079
U.S. Treasury Bill	A-1+	0.84	07/20/17	1,400,000	1,399,379
U.S. Treasury Bill	A-1+	0.85	08/03/17	2,100,000	2,098,362
U.S. Treasury Bill	A-1+	0.85	08/10/17	1,200,000	1,198,870
U.S. Treasury Bill	A-1+	0.86	08/17/17	2,250,000	2,247,481
U.S. Treasury Bill	A-1+	0.89	08/10/17	1,300,000	1,298,714
U.S. Treasury Bill	A-1+	0.91	08/24/17	3,000,000	2,995,890

					17,286,179

U.S. GOVERNMENT AGENCIES (14.6%)
FHLB	A-1+	0.80	07/07/17	500,000	499,934
FHLB	A-1+	0.86	07/07/17	1,700,000	1,699,757
FHLB	A-1+	0.86	07/19/17	1,000,000	999,569
FHLB	A-1+	0.88	07/14/17	1,600,000	1,599,491
FHLB	A-1+	0.94	07/19/17	1,200,000	1,199,433
FHLB	A-1+	0.94	07/21/17	1,000,000	999,477
FHLB	A-1+	1.02	08/02/17	900,000	899,180
FHLB	A-1+	1.02	08/25/17	400,000	399,377
FHLB	A-1+	1.03	08/23/17	700,000	698,938
FHLB	A-1+	1.03	08/24/17	1,300,000	1,297,981

					10,293,137

COMMERCIAL PAPER (60.7%)
Apple, Inc.†	A-1+	1.08	08/07/17	1,300,000	1,298,557
Chevron Corp.†	A-1+	1.12	08/29/17	350,000	349,357
Cisco Systems, Inc.	A-1+	0.93	07/12/17	2,500,000	2,499,289
Coca-Cola Co.†	A-1+	0.87	07/24/17	800,000	799,555
Coca-Cola Co.†	A-1+	0.89	07/12/17	800,000	799,782
Coca-Cola Co.†	A-1+	1.05	08/07/17	1,200,000	1,198,705
Colgate-Palmolive Co.†	A-1+	1.07	07/17/17	2,500,000	2,498,811
Exxon Mobil Corp.	A-1+	0.87	07/06/17	2,000,000	1,999,758
Hershey Co.†	A-1	0.94	07/07/17	1,600,000	1,599,749
Hershey Co.†	A-1	1.11	07/17/17	800,000	799,605
Hershey Co.†	A-1	1.12	07/10/17	350,000	349,902
Intercontinental Exchange, Inc.†	A-1	1.10	07/19/17	1,500,000	1,499,175
Intercontinental Exchange, Inc.†	A-1	1.20	08/04/17	1,000,000	998,866
J.P. Morgan Securities LLC	A-1	1.00	07/05/17	1,100,000	1,099,878
J.P. Morgan Securities LLC	A-1	1.20	07/17/17	1,400,000	1,399,253
J.P. Morgan Securities LLC	A-1	1.25	08/01/17	250,000	249,731
Microsoft Corp.†	A-1+	0.90	07/18/17	2,600,000	2,598,894
National Rural Utilities	A-1	1.12	07/13/17	1,000,000	999,627
National Rural Utilities	A-1	1.15	07/27/17	1,700,000	1,698,588
Nestle Capital Corp.†	A-1+	0.87	07/03/17	400,000	399,981
Nestle Capital Corp.†	A-1+	1.09	08/22/17	900,000	898,583
Novartis Finance Corp.†	A-1+	0.94	07/10/17	2,200,000	2,199,482
Novartis Finance Corp.†	A-1+	1.13	07/25/17	500,000	499,623
PepsiCo, Inc.†	A-1	0.90	07/06/17	1,800,000	1,799,775
PepsiCo, Inc.†	A-1	1.10	07/24/17	900,000	899,367
Pfizer, Inc.†	A-1+	0.90	07/17/17	300,000	299,880
Pfizer, Inc.†	A-1+	1.07	08/11/17	1,400,000	1,398,293
Pfizer, Inc.†	A-1+	1.17	09/18/17	1,000,000	997,432
QUALCOMM, Inc.†	A-1	0.88	07/11/17	2,200,000	2,199,462
QUALCOMM, Inc.†	A-1	1.11	08/15/17	500,000	499,306
Simon Ppty. Group LP†	A-1	1.12	07/17/17	350,000	349,826

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
Simon Ppty. Group LP†	A-1	1.25	09/25/17	$2,400,000	$2,392,659
Toyota Motor Credit Corp.	A-1+	1.05	07/28/17	1,800,000	1,798,582
Toyota Motor Credit Corp.	A-1+	1.13	08/14/17	1,000,000	998,619
Unilever Capital Corp.†	A-1	0.90	07/05/17	500,000	499,950

					42,867,902

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $70,447,391) 99.8%					70,447,218

TOTAL INVESTMENTS (Cost: $70,447,391) 99.8%					70,447,218

OTHER NET ASSETS 0.2%					168,011

NET ASSETS 100.0%					$70,615,229

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (39.6%)
U.S. Treasury Note	AA+	1.38 - 2.00	09/30/19 - 08/15/26	$165,800,000	$161,993,212
U.S. Treasury Strip	AA+	0.00	08/15/18	47,500,000	46,808,965

					208,802,177

U.S. GOVERNMENT AGENCIES (7.9%)
MORTGAGE-BACKED OBLIGATIONS (1.1%)
FHLMC	AA+	7.50 - 8.00	09/01/18 - 03/15/21	2,136	2,274
Small Business Administration (3)	AA+	2.88	05/01/37	6,000,000	6,024,540

					6,026,814

NON-MORTGAGE-BACKED OBLIGATIONS (6.8%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,902,342
FNMA	AA+	0.00	10/09/19	23,000,000	22,063,370
Other Securities				900,000	840,327

					35,806,039

CORPORATE DEBT (51.7%)
CONSUMER DISCRETIONARY (8.5%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 12/01/23	2,250,000	2,423,300
Coach, Inc.	BBB-	3.00	07/15/22	2,500,000	2,464,915
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,185,584
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,140,000
Gap, Inc.	BB+	5.95	04/12/21	2,000,000	2,167,944
Marriott International, Inc.	BBB	3.00 - 3.38	03/01/19 - 02/15/23	4,000,000	4,038,377
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,132,552
Wyndham Worldwide Corp.	BBB-	4.15	04/01/24	2,500,000	2,567,843
Other Securities				24,373,000	24,835,013

					44,955,528

CONSUMER STAPLES (3.5%)
Edgewell Personal Care Co.	BB+	4.70	05/19/21	2,000,000	2,130,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	2,000,000	2,140,638
Mead Johnson Nutrition Co.	A-	4.90	11/01/19	3,075,000	3,263,172
Other Securities				10,790,000	10,868,087

					18,401,897

ENERGY (3.6%)
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	2,107,370
Other Securities				15,114,000	14,741,988
Other Securities†				2,000,000	1,999,116

					18,848,474

FINANCIALS (12.3%)
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,191,052
American Int’l. Group, Inc.	BBB+	4.13	02/15/24	2,000,000	2,111,602
Ares Capital Corp.	BBB	3.63	01/19/22	2,500,000	2,528,925
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	2,000,000	2,157,686
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,152,484
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,678,007
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,157,834
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,375,073
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	750,000	777,748
Fifth Third Bancorp	BBB	4.30	01/16/24	2,000,000	2,124,220
First Tennessee Bank	BBB	2.95	12/01/19	2,200,000	2,224,004
FS Investment Corp.	BBB	4.75	05/15/22	2,675,000	2,746,695
JPMorgan Chase & Co.	BBB+ to A-	2.00 - 3.88	08/15/17 - 09/10/24	3,000,000	3,033,171
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,193,716
Nasdaq, Inc.	BBB	5.55	01/15/20	2,150,000	2,323,757
Prospect Capital Corp.	BBB-	4.95 - 5.88	07/15/22 - 03/15/23	4,425,000	4,478,016
Other Securities				26,400,000	26,697,678
Other Securities†				1,000,000	1,001,554

					64,953,222

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTH CARE (4.8%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	$2,000,000	$2,151,516
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,148,918
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,161,144
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,129,394
Thermo Fisher Scientific, Inc.	BBB	3.60 - 4.50	03/01/21 - 08/15/21	2,000,000	2,128,064
Other Securities				14,250,000	14,519,504

					25,238,540

INDUSTRIALS (4.2%)
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,135,014
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,209,382
Verisk Analytics, Inc.	BBB-	4.13	09/12/22	2,000,000	2,107,660
Other Securities				14,050,000	14,264,500
Other Securities†				1,300,000	1,315,144

					22,031,700

INFORMATION TECHNOLOGY (5.1%)
Adobe Systems, Inc.	A	4.75	02/01/20	2,000,000	2,145,376
Avnet, Inc.	BBB-	3.75 - 5.88	06/15/20 - 12/01/21	2,080,000	2,176,138
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,123,986
Juniper Networks, Inc.	BBB	4.50 - 4.60	03/15/21 - 03/15/24	2,100,000	2,231,856
Other Securities				17,626,000	18,177,355

					26,854,711

MATERIALS (2.8%)
Other Securities				14,437,000	14,748,954

REAL ESTATE (4.3%)
CBRE Services, Inc.	BBB	5.25	03/15/25	2,000,000	2,177,936
Healthcare Realty Trust	BBB	5.75	01/15/21	2,000,000	2,190,472
Omega Healthcare Investors, Inc.	BBB-	4.38 - 4.50	08/01/23 - 01/15/25	2,500,000	2,553,960
Vornado Realty LP	BBB	2.50 - 5.00	06/30/19 - 01/15/22	2,500,000	2,673,428
Other Securities				12,630,000	12,971,287

					22,567,083

TELECOMMUNICATION SERVICES (0.8%)
AT&T, Inc.	BBB+	3.00	02/15/22	2,000,000	2,173,578
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,136,484

					4,310,062

UTILITIES (1.8%)
National Fuel Gas Co.	BBB	4.90	12/01/21	2,000,000	2,125,300
Other Securities				7,300,000	7,325,302

					9,450,602

TOTAL LONG-TERM DEBT SECURITIES (Cost: $520,155,212) 99.2%					522,995,803

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	0.65	07/03/17	900,000	899,968

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $899,968) 0.2%					899,968

TOTAL INVESTMENTS (Cost: $521,055,180) 99.4%					523,895,771

OTHER NET ASSETS 0.6%					3,112,220

NET ASSETS 100.0%					$527,007,991

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (16.4%)
U.S. Treasury Note	AA+	0.88 - 2.38	07/15/17 - 05/15/27	$115,300,000	$111,684,329
U.S. Treasury Strip	AA+	0.00	08/15/25 - 08/15/37	110,000,000	80,785,350

					192,469,679

U.S. GOVERNMENT AGENCIES (28.8%)
MORTGAGE-BACKED OBLIGATIONS (27.5%)
FHLMC	AA+	2.50 - 6.00	03/01/21 - 04/01/47	103,482,064	106,860,851
FHLMC ARM	AA+	2.76 - 4.62	02/01/36 - 04/01/42	1,230,173	1,288,408
FHLMC Strip	AA+	3.00	01/15/43	3,132,343	3,109,865
FNMA	AA+	2.25 - 8.00	04/01/18 - 12/25/49	152,194,793	158,810,705
FNMA Strip	AA+	3.00	08/25/42	1,457,339	1,460,203
GNMA (3)	AA+	2.68 - 7.00	04/15/24 - 10/16/47	29,673,030	31,313,554
Small Business Administration (3)	AA+	2.80 - 2.88	01/01/37 - 06/01/37	19,450,000	19,491,853
Other Securities				779,852	826,008

					323,161,447

NON-MORTGAGE-BACKED OBLIGATIONS (1.3%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,513,019
FNMA	AA+	0.00	10/09/19	5,050,000	4,844,349

					15,357,368

CORPORATE DEBT (53.7%)
CONSUMER DISCRETIONARY (8.3%)
Advance Auto Parts, Inc.	BBB-	4.50 - 5.75	05/01/20 - 12/01/23	5,000,000	5,377,252
AutoZone, Inc.	BBB	3.25 - 4.00	11/15/20 - 04/15/25	5,700,000	5,834,081
Gap, Inc.	BB+	5.95	04/12/21	5,000,000	5,419,860
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	5,000,000	5,197,540
Marriott International, Inc.	BBB	3.00 - 3.38	03/01/19 - 02/15/23	7,000,000	7,103,979
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	5,000,000	5,156,525
Other Securities				62,074,000	64,165,063

					98,254,300

CONSUMER STAPLES (2.8%)
Whole Foods Market, Inc.	BBB-	5.20	12/03/25	5,000,000	5,778,490
Other Securities				25,195,000	26,435,865

					32,214,355

ENERGY (4.4%)
Kinder Morgan Energy Partners	BBB-	4.30	05/01/24	5,000,000	5,167,795
Other Securities				41,850,000	41,795,175
Other Securities†				4,500,000	4,498,011

					51,460,981

FINANCIALS (12.3%)
Alleghany Corp.	BBB+	4.95 - 5.63	09/15/20 - 06/27/22	5,000,000	5,480,783
American Express Co.	BBB	3.63	12/05/24	5,000,000	5,116,310
American Int’l. Group, Inc.	BBB+	3.75	07/10/25	5,000,000	5,092,900
Bank of America Corp.	BBB	3.95	04/21/25	5,000,000	5,066,205
Block Financial LLC	BBB	5.25 - 5.50	11/01/22 - 10/01/25	5,250,000	5,617,386
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	5,030,900
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,974,055
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,619,003
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,500,000	3,629,490
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,310,550
First Tennessee Bank	BBB	2.95	12/01/19	5,000,000	5,054,555
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	5,158,715
JPMorgan Chase Bank NA	A-	6.00	10/01/17	2,000,000	2,020,500
Lincoln National Corp.	A-	4.00 - 4.85	06/24/21 - 09/01/23	5,000,000	5,298,482
Old Republic Int’l. Corp.	BBB+	3.88	08/26/26	5,000,000	4,997,555

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Unum Group	BBB	4.00	03/15/24	$5,000,000	$5,164,295
Voya Financial, Inc.	BBB	3.65	06/15/26	5,000,000	5,009,495
Wells Fargo & Co.	A-	3.45 - 4.13	02/13/23 - 08/15/23	5,000,000	5,152,949
Other Securities				54,750,000	57,239,639
Other Securities†				3,000,000	3,251,289

					145,285,056

HEALTH CARE (5.5%)
Anthem, Inc.	A	3.30 - 4.35	08/15/20 - 01/15/23	5,539,000	5,731,943
Biogen Idec, Inc.	A-	4.05 - 6.88	03/01/18 - 09/15/25	5,000,000	5,223,981
Humana, Inc.	BBB+	3.85 - 7.20	06/15/18 - 10/01/24	5,000,000	5,218,537
Owens & Minor, Inc.	BBB	3.88 - 4.38	09/15/21 - 12/15/24	5,000,000	5,100,383
Quest Diagnostics, Inc.	BBB+	3.50 - 4.75	01/30/20 - 03/30/25	4,700,000	4,969,735
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	5,076,170
Other Securities				31,000,000	32,674,091

					63,994,840

INDUSTRIALS (3.2%)
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	5,166,440
Other Securities				28,650,000	29,577,753
Other Securities†				3,000,000	3,034,947

					37,779,140

INFORMATION TECHNOLOGY (5.6%)
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,326,705
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	5,057,110
Fidelity Nat’l. Information	BBB	3.88	06/05/24	5,000,000	5,237,210
Juniper Networks, Inc.	BBB	4.50 - 4.60	03/15/21 - 03/15/24	5,000,000	5,315,145
Keysight Technologies, Inc.	BBB-	4.55	10/30/24	5,000,000	5,248,465
Lam Research Corp.	BBB+	2.75	03/15/20	5,000,000	5,063,650
Motorola Solutions, Inc.	BBB-	3.75 - 4.00	05/15/22 - 09/01/24	5,000,000	5,137,935
Other Securities				28,020,000	29,198,706

					65,584,926

MATERIALS (5.0%)
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,254,505
Sherwin-Williams Co.†	BBB	3.95	01/15/26	5,000,000	5,159,550
Other Securities				46,900,000	48,088,387

					58,502,442

REAL ESTATE (4.1%)
American Tower Corp.	BBB-	4.50	01/15/18	5,000,000	5,068,490
Mack-Cali Realty LP	BBB-	4.50	04/18/22	5,000,000	5,107,805
Other Securities				36,050,000	37,439,903

					47,616,198

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	BBB+	3.00	02/15/22 - 06/30/22	5,000,000	5,347,673
Other Securities				2,000,000	2,136,484

					7,484,157

UTILITIES (1.9%)
National Fuel Gas Co.	BBB	4.90 - 5.20	12/01/21 - 07/15/25	5,000,000	5,317,996
SCANA Corp.	BBB	4.13 - 4.75	05/15/21 - 02/01/22	5,000,000	5,064,875
Other Securities				11,225,000	11,308,956

					21,691,827

SOVEREIGN DEBT (0.3%)
Sri Lanka AID	NR	6.59	09/15/28	2,892,961	3,419,879

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,145,028,109) 99.2%					1,164,276,595

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	A-1+	0.65	07/03/17	$1,100,000	$1,099,960

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,099,960) 0.1%					1,099,960

TOTAL INVESTMENTS (Cost: $1,146,128,069) 99.3%					1,165,376,555

OTHER NET ASSETS 0.7%					8,027,833

NET ASSETS 100.0%					$1,173,404,388

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

“Other Securities” represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
ALL AMERICA FUND	$499,938	0.2%
SMALL CAP VALUE FUND	$4,998,662	1.1%
INTERNATIONAL FUND	$5,499,321	1.2%
COMPOSITE FUND	$1,282,179	0.7%
MONEY MARKET FUND	$30,124,577	42.7%
MID-TERM BOND FUND	$6,468,635	1.2%
BOND FUND	$21,192,290	1.8%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2017, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	396	E-mini S&P 500 Stock Index	P	September 2017	$47,933,820	$(165,524)	2.0%
ALL AMERICA FUND	75	E-mini S&P 500 Stock Index	P	September 2017	$9,078,375	$(41,393)	3.0%
MID-CAP EQUITY INDEX FUND	117	E-mini S&P MidCap 400 Stock Index	P	September 2017	$20,429,370	$(124,791)	1.6%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2017 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
ASSETS
Investments at fair value

(Cost:  Equity Index Fund — $1,421,544,550

All America Fund — $226,773,599

Small Cap Value Fund — $361,611,919

Small Cap Growth Fund — $402,960,321

Mid Cap Value Fund — $80,574,030

Mid-Cap Equity Index Fund — $1,008,988,908

International Fund — $420,567,189

Composite Fund — $162,015,124

Retirement Income Fund — $79,362,476

2010 Retirement Fund — $23,381,259

2015 Retirement Fund — $134,869,826

2020 Retirement Fund — $408,788,529

2025 Retirement Fund — $502,991,383)

(Notes 1 and 3)	$2,339,455,559	$307,371,314	$469,988,711	$485,708,003	$97,988,725
Cash	172,411	750,453	98,625	47,504	62,334
Interest and dividends receivable	2,290,125	311,226	437,409	383,302	152,464
Receivable for securities sold	—	783,855	1,234,352	3,036,373	403,731
Receivable for daily variation on future contracts	16,290	3,652	—	—	—

TOTAL ASSETS	2,341,934,385	309,220,500	471,759,097	489,175,182	98,607,254

LIABILITIES
Payable for securities purchased	960,278	2,127,314	1,884,789	11,717,219	—
Shareholder redemptions payable	127,828	63,218	35,460	22,406	314
Accrued expenses	22,074	13,227	31,233	30,147	5,171
Other payables	—	21,842	—	—	—

TOTAL LIABILITIES:	1,110,180	2,225,601	1,951,482	11,769,772	5,485

NET ASSETS	$2,340,824,205	$306,994,899	$469,807,615	$477,405,410	$98,601,769

NUMBER OF SHARES OUTSTANDING (Note 4)	613,640,276	124,158,363	273,233,517	332,812,087	60,240,283

NET ASSET VALUES, offering and redemption price per share	$3.81	$2.47	$1.72	$1.43	$1.64

COMPONENTS OF NET ASSETS
Paid-in capital	$1,312,180,221	$181,349,316	$319,275,333	$358,154,439	$70,677,261
Accumulated undistributed net investment income (loss)	59,853,396	5,833,798	7,435,864	327,823	1,844,636
Accumulated undistributed net realized gain (loss) on investments and futures contracts	51,045,103	39,255,463	34,719,626	36,175,466	8,665,177
Net unrealized appreciation (depreciation) of investments and futures contracts	917,745,485	80,556,322	108,376,792	82,747,682	17,414,695

NET ASSETS	$2,340,824,205	$306,994,899	$469,807,615	$477,405,410	$98,601,769

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corp.

The accompanying notes are an integral part of these financial statements.

Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$1,301,648,847	$454,509,360	$181,630,150	$82,262,978	(a)	$24,569,690	(a)	$147,931,321	(a)	$457,748,014	(a)	$571,823,755	(a)
93,062	498,721	495,423	—		—		—		—		—
1,311,301	—	463,611	—		—		—		—		—
1,104,988	—	427,461	—		—		—		—		—
15,340	—	—	—		—		—		—		—

1,304,173,538	455,008,081	183,016,645	82,262,978		24,569,690		147,931,321		457,748,014		571,823,755

3,356,351	2,266,020	1,425,821	—		—		—		—		—
61,617	29,343	37,798	—		—		—		—		—
14,723	6,451	4,804	1,637		165		2,059		3,142		3,709
—	—	—	—		—		—		—		—

3,432,691	2,301,814	1,468,423	1,637		165		2,059		3,142		3,709

$1,300,740,847	$452,706,267	$181,548,222	$82,261,341		$24,569,525		$147,929,262		$457,744,872		$571,820,046

566,645,865	533,100,840	88,581,331	70,497,823		23,691,018		136,461,346		377,988,306		441,842,911

$2.30	$0.85	$2.05	$1.17		$1.04		$1.08		$1.21		$1.29

$854,459,645	$402,461,537	$125,789,837	$76,312,980		$21,173,378		$122,469,365		$380,837,631		$466,142,131
23,992,671	16,459,317	5,748,118	1,539,981		543,546		3,028,460		7,891,832		8,443,812
129,753,383	(156,758)	30,395,241	1,507,878		1,664,170		9,369,942		20,055,924		28,401,731
292,535,148	33,942,171	19,615,026	2,900,502		1,188,431		13,061,495		48,959,485		68,832,372

$1,300,740,847	$452,706,267	$181,548,222	$82,261,341		$24,569,525		$147,929,262		$457,744,872		$571,820,046

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2017 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
ASSETS
Investments at fair value

(Cost:  2030 Retirement Fund — $412,024,818

2035 Retirement Fund — $339,129,625

2040 Retirement Fund — $275,296,750

2045 Retirement Fund — $308,815,183

2050 Retirement Fund — $183,317,656

2055 Retirement Fund — $12,225,230

Conservative Allocation Fund — $137,569,398

Moderate Allocation Fund — $310,041,689

Aggressive Allocation Fund — $221,781,662

Money Market Fund — $70,447,391

Mid-Term Bond Fund — $521,055,180

Bond Fund — $1,146,128,069)

(Notes 1 and 3)	$477,493,449	(a)	$399,609,808	(a)	$326,673,257	(a)	$374,052,345	(a)	$201,233,797	(a)
Cash	—		—		—		—		—
Interest and dividends receivable	—		—		—		—		—
Receivable for securities sold	—		—		—		—		—
Receivable for daily variation on future contracts	—		—		—		—		—

TOTAL ASSETS	477,493,449		399,609,808		326,673,257		374,052,345		201,233,797

LIABILITIES
Payable for securities purchased	—		—		—		—		—
Shareholder redemptions payable	—		—		—		—		—
Accrued expenses	3,075		2,574		2,142		2,455		1,122
Other payables	—		—		—		—		—

TOTAL LIABILITIES	3,075		2,574		2,142		2,455		1,122

NET ASSETS	$477,490,374		$399,607,234		$326,671,115		$374,049,890		$201,232,675

NUMBER OF SHARES OUTSTANDING (Note 4)	357,187,401		296,382,681		244,681,509		280,611,521		128,282,225

NET ASSET VALUES, offering and redemption price per share	$1.34		$1.35		$1.34		$1.33		$1.57

COMPONENTS OF NET ASSETS
Paid-in capital	$381,417,560		$315,193,914		$255,737,971		$287,293,097		$175,688,212
Accumulated undistributed net investment income (loss)	6,471,545		5,090,035		3,936,958		4,492,530		1,952,198
Accumulated undistributed net realized gain (loss) on investments and futures contracts	24,132,638		18,843,102		15,619,679		17,027,101		5,676,124
Net unrealized appreciation (depreciation) of investments and futures contracts	65,468,631		60,480,183		51,376,507		65,237,162		17,916,141

NET ASSETS	$477,490,374		$399,607,234		$326,671,115		$374,049,890		$201,232,675

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corp.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$12,771,564	(a)	$144,950,734	(a)	$372,022,834	(a)	$282,074,321	(a)	$70,447,218	$523,895,771	$1,165,376,555
—		—		—		—		213,939	159,082	152,425
—		—		—		—		—	3,014,813	8,016,529
—		—		—		—		—	—	1,701
—		—		—		—		—	—	—

12,771,564		144,950,734		372,022,834		282,074,321		70,661,157	527,069,666	1,173,547,210

—		—		—		—		—	—	—
—		—		—		—		45,359	59,244	124,798
52		292		570		1,360		569	2,431	18,024
—		—		—		—		—	—	—

52		292		570		1,360		45,928	61,675	142,822

$12,771,512		$144,950,442		$372,022,264		$282,072,961		$70,615,229	$527,007,991	$1,173,404,388

11,361,421		113,988,372		243,231,858		160,547,653		58,843,584	497,114,637	797,611,701

$1.12		$1.27		$1.53		$1.76		$1.20	$1.06	$1.47

$12,202,804		$127,088,403		$290,686,456		$198,748,569		$70,383,849	$505,364,333	$1,100,832,805
—		3,053,004		6,887,282		4,432,394		232,955	17,885,981	51,097,595
22,374		7,427,699		12,467,381		18,599,339		(1,402)	917,086	2,225,502
546,334		7,381,336		61,981,145		60,292,659		(173)	2,840,591	19,248,486

$12,771,512		$144,950,442		$372,022,264		$282,072,961		$70,615,229	$527,007,991	$1,173,404,388

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2017 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$22,643,679	$2,822,353	$6,514,823	$2,026,307	$1,097,931
Interest	271,431	38,206	89,284	28,189	11,765

Total investment income	22,915,110	2,860,559	6,604,107	2,054,496	1,109,696

EXPENSES
Investment advisory fees (Note 2)	853,708	605,120	1,738,724	1,695,808	276,879
Other operating expenses
Accounting and recordkeeping expenses	202,400	62,487	42,638	41,529	11,877
Shareholders reports	9,867	12,661	9,908	9,734	7,797
Custodian expenses	20,820	33,977	7,516	10,091	5,171
Independent directors’ fees and expenses	71,096	10,123	14,542	14,001	3,025
Audit	35,712	12,022	11,172	10,875	3,593
Legal and Compliance	56,774	19,113	17,760	17,288	5,712
Administrative	204,826	29,164	41,896	40,338	8,716
Licenses	91,373	7,806	—	—	—
Other	31,399	4,471	6,422	6,184	1,336

Total operating expenses	724,267	191,824	151,854	150,040	47,227

Total expenses before reimbursement	1,577,975	796,944	1,890,578	1,845,848	324,106
Fee waiver and expense reimbursement (Note 2)	—	—	—	—	—

Net expenses	1,577,975	796,944	1,890,578	1,845,848	324,106

Net Investment Income (Loss)	21,337,135	2,063,615	4,713,529	208,648	785,590

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	22,690,803	6,917,718	11,224,132	18,775,557	4,156,591
Futures contracts	6,381,521	564,631	—	—	—
Gain distributions from Mutual of America Investment Corp. Funds	—	—	—	—	—

	29,072,324	7,482,349	11,224,132	18,775,557	4,156,591

Change in net unrealized appreciation (depreciation) of:
Investment securities	148,258,897	13,441,166	(7,318,149)	29,102,310	(954,139)
Futures contracts	534,283	86,581	—	—	—

	148,793,180	13,527,747	(7,318,149)	29,102,310	(954,139)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	177,865,504	21,010,096	3,905,983	47,877,867	3,202,452

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$199,202,639	$23,073,711	$8,619,512	$48,086,515	$3,988,042

(a)	The Retirement and Allocation Funds invest in affiliated funds of Mutual of America Investment Corporation and receive dividend income entirely from these affiliated funds.

(b)	The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Funds were charged directly to those Funds, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Fund whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Funds also bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Funds in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Funds resulted from the disposition of shares of the underlying funds.

The accompanying notes are an integral part of these financial statements.

Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$9,669,562	$6,767,227	$1,194,159	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
168,665	64,473	1,281,184	—		—		—		—		—

9,838,227	6,831,700	2,475,343	—		—		—		—		—

483,588	156,749	361,685	19,745	(b)	6,181	(b)	36,872	(b)	110,300	(b)	135,128	(b)

114,946	32,048	33,256	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
9,528	8,433	10,895	7,739	(b)	7,822	(b)	8,227	(b)	7,484	(b)	7,079	(b)
19,100	3,896	16,547	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
38,958	12,294	5,886	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
23,853	1,063	6,991	2,895	(b)	909	(b)	5,616	(b)	15,047	(b)	17,177	(b)
37,921	1,691	11,112	3,166	(b)	993	(b)	6,141	(b)	16,453	(b)	18,783	(b)
112,235	35,420	16,959	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
50,067	—	—	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
17,205	5,430	2,600	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

423,813	100,275	104,246	13,800		9,724		19,984		38,984		43,039

907,401	257,024	465,931	33,545		15,905		56,856		149,284		178,167
—	—	—	—		(9,724)		—		—		—

907,401	257,024	465,931	33,545		6,181		56,856		149,284		178,167

8,930,826	6,574,676	2,009,412	(33,545)		(6,181)		(56,856)		(149,284)		(178,167)

54,031,421	(9)	9,197,628	452,442	(c)	597,876	(c)	3,039,347	(c)	5,514,126	(c)	11,219,983	(c)
1,579,139	—	—	—		—		—		—		—

—	—	—	—		—		—		—		—

55,610,560	(9)	9,197,628	452,442		597,876		3,039,347		5,514,126		11,219,983

8,058,598	48,266,222	(1,973,488)	2,483,131		499,473		4,579,204		20,178,569		23,908,750
789,623	—	—	—		—		—		—		—

8,848,221	48,266,222	(1,973,488)	2,483,131		499,473		4,579,204		20,178,569		23,908,750

64,458,781	48,266,213	7,224,140	2,935,573		1,097,349		7,618,551		25,692,695		35,128,733

$73,389,607	$54,840,889	$9,233,552	$2,902,028		$1,091,168		$7,561,695		$25,543,411		$34,950,566

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2017 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
Interest	—		—		—		—		—

Total investment income	—		—		—		—		—

EXPENSES
Investment advisory fees (Note 2)	112,073	(b)	94,067	(b)	76,714	(b)	88,605	(b)	45,651	(b)
Other operating expenses
Accounting and recordkeeping expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Shareholders reports	7,002	(b)	6,988	(b)	7,021	(b)	7,086	(b)	6,532	(b)
Custodian expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Independent directors’ fees and expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Audit	14,043	(b)	11,799	(b)	9,661	(b)	11,306	(b)	5,160	(b)
Legal and Compliance	15,356	(b)	12,902	(b)	10,565	(b)	12,363	(b)	5,643	(b)
Administrative	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Licenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Other	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)

Total operating expenses	36,401		31,689		27,247		30,755		17,335

Total expenses before reimbursement	148,474		125,756		103,961		119,360		62,986
Fee waiver and expense reimbursement (Note 2)	—		—		—		—		—

Net expenses	148,474		125,756		103,961		119,360		62,986

Net Investment Income (Loss)	(148,474)		(125,756)		(103,961)		(119,360)		(62,986)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	8,047,112	(c)	4,906,552	(c)	3,139,920	(c)	3,380,263	(c)	552,519	(c)
Futures contracts	—		—		—		—		—
Gain distributions from Mutual of America Investment Corp. Funds	—		—		—		—		—

	8,047,112		4,906,552		3,139,920		3,380,263		552,519

Change in net unrealized appreciation (depreciation) of:
Investment securities	23,336,698		22,950,429		19,759,170		23,287,678		13,302,462
Futures contracts	—		—		—		—		—

	23,336,698		22,950,429		19,759,170		23,287,678		13,302,462

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	31,383,810		27,856,981		22,899,090		26,667,941		13,854,981

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,235,336		$27,731,225		$22,795,129		$26,548,581		$13,791,995

(a)	The Retirement and Allocation Funds invest in affiliated funds of Mutual of America Investment Corporation and receive dividend income entirely from these affiliated funds.

(b)	The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Funds were charged directly to those Funds, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Fund whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Funds also bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Funds in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Funds resulted from the disposition of shares of the underlying funds.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	$—	$—
—		—		—		—		234,530	7,491,891	20,927,712

—		—		—		—		234,530	7,491,891	20,927,712

1,973	(b)	—	(b)	—	(b)	—	(b)	46,435	994,073	2,194,521

—	(b)	—	(b)	—	(b)	—	(b)	8,518	54,955	128,672
1,168	(b)	7,692	(b)	7,663	(b)	7,732	(b)	8,514	11,126	11,362
—	(b)	—	(b)	—	(b)	—	(b)	4,932	5,359	15,419
—	(b)	—	(b)	—	(b)	—	(b)	2,250	16,793	38,340
203	(b)	5,068	(b)	12,716	(b)	9,767	(b)	2,534	7,528	17,242
222	(b)	5,542	(b)	13,905	(b)	10,680	(b)	4,028	11,968	27,410
—	(b)	—	(b)	—	(b)	—	(b)	6,481	48,381	110,456
—	(b)	—	(b)	—	(b)	—	(b)	—	—	—
—	(b)	—	(b)	—	(b)	—	(b)	994	7,417	16,932

1,593		18,302		34,284		28,179		38,251	163,527	365,833

3,566		18,302		34,284		28,179		84,686	1,157,600	2,560,354
(1,593)		—		—		—		—	—	—

1,973		18,302		34,284		28,179		84,686	1,157,600	2,560,354

(1,973)		(18,302)		(34,284)		(28,179)		149,844	6,334,291	18,367,358

40,686	(c)	5,023,791	(c)	4,863,472	(c)	7,045,562	(c)	66	187,869	(11,670)
—		—		—		—		—	—	—

—		—		—		—		—	—	—

40,686		5,023,791		4,863,472		7,045,562		66	187,869	(11,670)

515,461		1,784,729		17,906,554		13,221,017		(258)	2,366,379	10,332,431
—		—		—		—		—	—	—

515,461		1,784,729		17,906,554		13,221,017		(258)	2,366,379	10,332,431

556,147		6,808,520		22,770,026		20,266,579		(192)	2,554,248	10,320,761

$554,174		$6,790,218		$22,735,742		$20,238,400		$149,652	$8,888,539	$28,688,119

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$21,337,135	$39,427,977	$2,063,615	$4,099,059
Net realized gain (loss) on investments and futures contracts	29,072,324	45,245,921	7,482,349	38,904,517
Change in net unrealized appreciation (depreciation) of investments and futures contracts	148,793,180	136,834,177	13,527,747	(11,645,937)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	199,202,639	221,508,075	23,073,711	31,357,639

DISTRIBUTIONS (Notes 1 and 5)
From net investment income	—	(34,619,166)	—	(3,947,519)
From net realized gains	—	(49,908,340)	—	(17,354,545)

Total distributions	—	(84,527,506)	—	(21,302,064)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	109,389,487	209,534,199	2,303,184	3,905,224
Dividends reinvested	—	84,527,506	—	21,302,064
Cost of shares redeemed	(111,085,658)	(141,946,780)	(14,225,724)	(34,216,260)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(1,696,171)	152,114,925	(11,922,540)	(9,008,972)

INCREASE (DECREASE) IN NET ASSETS	197,506,468	289,095,494	11,151,171	1,046,603
NET ASSETS, BEGINNING OF PERIOD	2,143,317,737	1,854,222,243	295,843,728	294,797,125

NET ASSETS, END OF PERIOD	$2,340,824,205	$2,143,317,737	$306,994,899	$295,843,728

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$59,853,396	$38,981,241	$5,833,798	$4,004,203

OTHER INFORMATION:
Shares outstanding at the beginning of period	613,796,674	568,528,724	129,150,212	132,899,216

Shares sold	29,579,952	62,532,808	965,206	1,762,928
Shares issued as reinvestment of dividends	—	25,622,727	—	9,891,307
Shares redeemed	(29,736,350)	(42,887,585)	(5,957,055)	(15,403,239)

Net increase (decrease)	(156,398)	45,267,950	(4,991,849)	(3,749,004)

Shares outstanding at the end of period	613,640,276	613,796,674	124,158,363	129,150,212

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

$4,713,529	$4,582,828	$208,648	$233,258	$785,590	$1,243,933	$8,930,826	$17,040,188
11,224,132	21,162,617	18,775,557	17,695,904	4,156,591	4,570,150	55,610,560	76,031,428

(7,318,149)	49,990,802	29,102,310	14,374,516	(954,139)	7,222,550	8,848,221	111,173,821

8,619,512	75,736,247	48,086,515	32,303,678	3,988,042	13,036,633	73,389,607	204,245,437

—	(3,473,986)	—	—	—	(1,115,504)	—	(13,403,568)
—	(5,500,345)	—	(39,762,021)	—	(4,887,020)	—	(71,656,832)

—	(8,974,331)	—	(39,762,021)	—	(6,002,524)	—	(85,060,400)

24,398,352	37,892,425	21,446,743	35,062,988	5,198,914	11,023,289	58,716,575	134,367,488
—	8,974,331	—	39,762,021	—	6,002,524	—	85,060,400
(28,052,126)	(25,255,029)	(24,934,034)	(36,184,437)	(8,602,502)	(7,572,114)	(76,402,510)	(70,973,227)

(3,653,774)	21,611,727	(3,487,291)	38,640,572	(3,403,588)	9,453,699	(17,685,935)	148,454,661

4,965,738	88,373,643	44,599,224	31,182,229	584,454	16,487,808	55,703,672	267,639,698
464,841,877	376,468,234	432,806,186	401,623,957	98,017,315	81,529,507	1,245,037,175	977,397,477

$469,807,615	$464,841,877	$477,405,410	$432,806,186	$98,601,769	$98,017,315	$1,300,740,847	$1,245,037,175

$7,435,864	$4,275,125	$327,823	$125,500	$1,844,636	$1,068,227	$23,992,671	$16,421,998

275,365,315	261,696,017	335,357,612	304,121,411	62,318,941	55,990,109	574,306,144	501,311,878

14,482,659	24,832,010	15,773,626	27,646,314	3,250,515	7,281,442	26,172,098	65,449,391
—	5,991,779	—	31,953,741	—	4,184,209	—	43,133,705
(16,614,457)	(17,154,491)	(18,319,151)	(28,363,854)	(5,329,173)	(5,136,819)	(33,832,377)	(35,588,830)

(2,131,798)	13,669,298	(2,545,525)	31,236,201	(2,078,658)	6,328,832	(7,660,279)	72,994,266

273,233,517	275,365,315	332,812,087	335,357,612	60,240,283	62,318,941	566,645,865	574,306,144

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Fund		Composite Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,574,676	$9,884,641	$2,009,412	$3,753,358
Net realized gain (loss) on investments and futures contracts	(9)	1,581,427	9,197,628	23,489,051
Change in net unrealized appreciation (depreciation) of investments and futures contracts	48,266,222	(5,032,541)	(1,973,488)	(13,674,781)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,840,889	6,433,527	9,233,552	13,567,628

DISTRIBUTIONS (Notes 1 and 5)
From net investment income	—	(7,642,431)	—	(3,658,442)
From net realized gains	—	(507)	—	(10,434,654)

Total distributions	—	(7,642,938)	—	(14,093,096)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	38,906,168	68,349,676	2,294,357	6,797,815
Dividends reinvested	—	7,642,938	—	14,093,096
Cost of shares redeemed	(17,769,283)	(17,474,443)	(11,123,074)	(19,136,304)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	21,136,885	58,518,171	(8,828,717)	1,754,607

INCREASE (DECREASE) IN NET ASSETS	75,977,774	57,308,760	404,835	1,229,139
NET ASSETS, BEGINNING OF PERIOD	376,728,493	319,419,733	181,143,387	179,914,248

NET ASSETS, END OF PERIOD	$452,706,267	$376,728,493	$181,548,222	$181,143,387

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$16,459,317	$9,884,641	$5,748,118	$3,748,522

OTHER INFORMATION:
Shares outstanding at the beginning of period	506,896,525	427,541,926	92,999,300	91,853,422

Shares sold	47,958,796	92,830,402	1,144,781	3,474,216
Shares issued as reinvestment of dividends	—	10,348,096	—	7,481,435
Shares redeemed	(21,754,481)	(23,823,899)	(5,562,750)	(9,809,773)

Net increase (decrease)	26,204,315	79,354,599	(4,417,969)	1,145,878

Shares outstanding at the end of period	533,100,840	506,896,525	88,581,331	92,999,300

The accompanying notes are an integral part of these financial statements.

Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

$(33,545)	$1,530,422	$(6,181)	$539,513	$(56,856)	$3,002,795	$(149,284)	$7,811,788
452,442	1,280,342	597,876	1,107,665	3,039,347	6,424,739	5,514,126	15,151,238

2,483,131	1,149,321	499,473	710	4,579,204	1,217,614	20,178,569	8,601,495

2,902,028	3,960,085	1,091,168	1,647,888	7,561,695	10,645,148	25,543,411	31,564,521

—	(1,417,706)	—	(579,461)	—	(3,360,637)	—	(7,495,794)
—	(2,334,883)	—	(1,449,643)	—	(8,964,100)	—	(15,116,286)

—	(3,752,589)	—	(2,029,104)	—	(12,324,737)	—	(22,612,080)

10,574,351	19,963,945	2,448,030	4,860,985	6,682,385	12,428,714	26,307,593	60,741,136
—	3,752,589	—	2,029,104	—	12,324,737	—	22,612,080
(6,914,933)	(11,713,859)	(4,652,857)	(6,387,715)	(12,706,572)	(25,443,200)	(19,949,949)	(30,060,119)

3,659,418	12,002,675	(2,204,827)	502,374	(6,024,187)	(689,749)	6,357,644	53,293,097

6,561,446	12,210,171	(1,113,659)	121,158	1,537,508	(2,369,338)	31,901,055	62,245,538
75,699,895	63,489,724	25,683,184	25,562,026	146,391,754	148,761,092	425,843,817	363,598,279

$82,261,341	$75,699,895	$24,569,525	$25,683,184	$147,929,262	$146,391,754	$457,744,872	$425,843,817

$1,539,981	$1,539,981	$543,546	$543,546	$3,028,460	$3,028,460	$7,891,832	$7,891,832

67,312,624	56,717,917	25,875,441	25,303,663	142,136,674	142,339,770	372,702,026	325,767,231

9,218,394	17,515,224	2,382,734	4,798,782	6,312,083	11,829,560	22,209,800	53,304,303
—	3,360,539	—	2,071,565	—	12,201,031	—	20,334,111
(6,033,195)	(10,281,056)	(4,567,157)	(6,298,569)	(11,987,411)	(24,233,687)	(16,923,520)	(26,703,619)

3,185,199	10,594,707	(2,184,423)	571,778	(5,675,328)	(203,096)	5,286,280	46,934,795

70,497,823	67,312,624	23,691,018	25,875,441	136,461,346	142,136,674	377,988,306	372,702,026

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2025 Retirement Fund		2030 Retirement Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(178,167)	$8,340,336	$(148,474)	$6,383,344
Net realized gain (loss) on investments and futures contracts	11,219,983	17,975,841	8,047,112	16,642,471
Change in net unrealized appreciation (depreciation) of investments and futures contracts	23,908,750	15,514,743	23,336,698	14,528,108

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,950,566	41,830,920	31,235,336	37,553,923

DISTRIBUTIONS (Notes 1 and 5)
From net investment income	—	(7,530,298)	—	(5,967,073)
From net realized gains	—	(17,294,855)	—	(16,440,817)

Total distributions	—	(24,825,153)	—	(22,407,890)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	46,939,357	83,094,922	38,977,516	65,836,378
Dividends reinvested	—	24,825,153	—	22,407,890
Cost of shares redeemed	(14,199,167)	(16,754,823)	(9,008,937)	(15,151,173)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	32,740,190	91,165,252	29,968,579	73,093,095

INCREASE (DECREASE) IN NET ASSETS	67,690,756	108,171,019	61,203,915	88,239,128
NET ASSETS, BEGINNING OF PERIOD	504,129,290	395,958,271	416,286,459	328,047,331

NET ASSETS, END OF PERIOD	$571,820,046	$504,129,290	$477,490,374	$416,286,459

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$8,443,812	$8,443,812	$6,471,545	$6,471,545

OTHER INFORMATION:
Shares outstanding at the beginning of period	415,825,169	339,214,646	334,109,962	273,996,553

Shares sold	37,278,791	69,668,887	30,044,307	53,895,949
Shares issued as reinvestment of dividends	—	21,243,935	—	18,787,249
Shares redeemed	(11,261,049)	(14,302,299)	(6,966,868)	(12,569,789)

Net increase (decrease)	26,017,742	76,610,523	23,077,439	60,113,409

Shares outstanding at the end of period	441,842,911	415,825,169	357,187,401	334,109,962

The accompanying notes are an integral part of these financial statements.

2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

$(125,756)	$5,014,634	$(103,961)	$3,878,789	$(119,360)	$4,429,055	$(62,986)	$1,924,825
4,906,552	14,378,657	3,139,920	12,766,659	3,380,263	14,077,259	552,519	5,152,801

22,950,429	14,207,037	19,759,170	11,424,558	23,287,678	14,717,213	13,302,462	8,103,703

27,731,225	33,600,328	22,795,129	28,070,006	26,548,581	33,223,527	13,791,995	15,181,329

—	(4,653,592)	—	(3,629,694)	—	(4,323,009)	—	(1,305,214)
—	(15,229,224)	—	(13,528,794)	—	(16,121,366)	—	(3,752,852)

—	(19,882,816)	—	(17,158,488)	—	(20,444,375)	—	(5,058,066)

29,045,700	59,045,385	25,119,077	43,339,746	22,690,667	43,884,460	27,921,529	57,049,790
—	19,882,816	—	17,158,488	—	20,444,375	—	5,058,066
(9,007,048)	(12,123,049)	(6,940,451)	(7,616,743)	(7,596,046)	(9,251,474)	(4,529,366)	(2,077,210)

20,038,652	66,805,152	18,178,626	52,881,491	15,094,621	55,077,361	23,392,163	60,030,646

47,769,877	80,522,664	40,973,755	63,793,009	41,643,202	67,856,513	37,184,158	70,153,909
351,837,357	271,314,693	285,697,360	221,904,351	332,406,688	264,550,175	164,048,517	93,894,608

$399,607,234	$351,837,357	$326,671,115	$285,697,360	$374,049,890	$332,406,688	$201,232,675	$164,048,517

$5,090,035	$5,090,035	$3,936,958	$3,936,958	$4,492,530	$4,492,530	$1,952,198	$1,952,198

281,100,694	226,218,710	230,643,020	186,547,652	268,924,524	222,683,482	112,896,396	69,495,056

22,209,027	48,252,870	19,434,773	35,902,529	17,589,972	36,492,502	18,383,883	41,228,623
—	16,701,779	—	14,602,732	—	17,462,750	—	3,680,293
(6,927,040)	(10,072,665)	(5,396,284)	(6,409,893)	(5,902,975)	(7,714,210)	(2,998,054)	(1,507,576)

15,281,987	54,881,984	14,038,489	44,095,368	11,686,997	46,241,042	15,385,829	43,401,340

296,382,681	281,100,694	244,681,509	230,643,020	280,611,521	268,924,524	128,282,225	112,896,396

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2055 Retirement Fund		Conservative Allocation Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Period Ended December 31, 2016†	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,973)	$(132)	$(18,302)	$3,031,347
Net realized gain (loss) on investments and futures contracts	40,686	(16,339)	5,023,791	2,568,490
Change in net unrealized appreciation (depreciation) of investments and futures contracts	515,461	30,873	1,784,729	2,812,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	554,174	14,402	6,790,218	8,412,706

DISTRIBUTIONS (Notes 1 and 5)
From net investment income	—	—	—	(3,062,118)
From net realized gains	—	—	—	(3,660,743)

Total distributions	—	—	—	(6,722,861)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	9,163,292	3,695,700	7,494,480	17,454,029
Dividends reinvested	—	—	—	6,722,861
Cost of shares redeemed	(265,373)	(390,683)	(8,855,995)	(14,107,929)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	8,897,919	3,305,017	(1,361,515)	10,068,961

INCREASE (DECREASE) IN NET ASSETS	9,452,093	3,319,419	5,428,703	11,758,806
NET ASSETS, BEGINNING OF PERIOD	3,319,419	—	139,521,739	127,762,933

NET ASSETS, END OF PERIOD	$12,771,512	$3,319,419	$144,950,442	$139,521,739

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$—	$—	$3,053,004	$3,053,004

OTHER INFORMATION:
Shares outstanding at the beginning of period	3,191,688	—	115,118,175	106,833,345

Shares sold	8,415,807	3,598,978	5,995,402	14,299,004
Shares issued as reinvestment of dividends	—	—	—	5,611,058
Shares redeemed	(246,074)	(407,290)	(7,125,205)	(11,625,232)

Net Increase (decrease)	8,169,733	3,191,688	(1,129,803)	8,284,830

Shares outstanding at the end of period	11,361,421	3,191,688	113,988,372	115,118,175

†	For the period October 1, 2016 (Commencement of Operations) to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund		Mid-Term Bond Fund		Bond Fund
For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

$(34,284)	$6,815,738	$(28,179)	$4,379,900	$149,844	$83,111	$6,334,291	$11,551,692	$18,367,358	$32,730,237
4,863,472	11,890,351	7,045,562	15,730,054	66	(26)	187,869	729,217	(11,670)	2,266,244
17,906,554	9,992,223	13,221,017	6,155,891	(258)	(1,000)	2,366,379	3,108,491	10,332,431	11,554,313

22,735,742	28,698,312	20,238,400	26,265,845	149,652	82,085	8,888,539	15,389,400	28,688,119	46,550,794

—	(7,136,729)	—	(5,034,207)	—	—	—	(12,125,546)	—	(29,240,973)
—	(15,163,373)	—	(16,088,598)	—	—	—	(696,581)	—	(1,620,584)

—	(22,300,102)	—	(21,122,805)	—	—	—	(12,822,127)	—	(30,861,557)

13,804,285	24,930,266	7,070,605	10,983,920	14,436,323	10,516,506	56,928,043	69,654,159	88,852,948	135,038,720
—	22,300,102	—	21,122,805	—	—	—	12,822,127	—	30,861,557
(11,525,677)	(22,771,198)	(8,965,670)	(22,242,770)	(7,017,722)	(14,232,032)	(31,079,142)	(44,859,350)	(52,628,047)	(79,735,048)

2,278,608	24,459,170	(1,895,065)	9,863,955	7,418,601	(3,715,526)	25,848,901	37,616,936	36,224,901	86,165,229

25,014,350	30,857,380	18,343,335	15,006,995	7,568,253	(3,633,441)	34,737,440	40,184,209	64,913,020	101,854,466
347,007,914	316,150,534	263,729,626	248,722,631	63,046,976	66,680,417	492,270,551	452,086,342	1,108,491,368	1,006,636,902

$372,022,264	$347,007,914	$282,072,961	$263,729,626	$70,615,229	$63,046,976	$527,007,991	$492,270,551	$1,173,404,388	$1,108,491,368

$6,887,282	$6,887,282	$4,432,394	$4,432,394	$232,955	$83,111	$17,885,981	$11,551,690	$51,097,595	$32,730,237

241,781,963	224,315,530	161,691,427	155,044,805	52,661,579	55,769,535	472,826,923	437,295,485	772,998,898	714,259,784

9,179,984	17,451,268	4,141,603	6,822,801	12,039,273	8,789,794	53,794,613	65,868,017	60,781,242	92,453,682
—	16,016,276	—	13,554,944	—	—	—	12,184,847	—	21,161,940
(7,730,089)	(16,001,111)	(5,285,377)	(13,731,123)	(5,857,268)	(11,897,750)	(29,506,899)	(42,521,426)	(36,168,439)	(54,876,508)

1,449,895	17,466,433	(1,143,774)	6,646,622	6,182,005	(3,107,956)	24,287,714	35,531,438	24,612,803	58,739,114

243,231,858	241,781,963	160,547,653	161,691,427	58,843,584	52,661,579	497,114,637	472,826,923	797,611,701	772,998,898

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2016 and the five years ended December 31, 2016 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund
	Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$3.49		$3.26	$3.41	$3.09	$2.40	$2.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.03		0.06	0.06	0.06	0.05	0.05
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.29		0.32	(0.03)	0.35	0.70	0.28

Total From Investment Operations	0.32		0.38	0.03	0.41	0.75	0.33

Less Distributions
From Net Investment Income	—		(0.06)	(0.06)	(0.05)	(0.04)	—	(g)
From Net Realized Gains	—		(0.09)	(0.12)	(0.04)	(0.02)	—

Total Distributions	—		(0.15)	(0.18)	(0.09)	(0.06)	—

Net Asset Value, End of Period	$3.81		$3.49	$3.26	$3.41	$3.09	$2.40

Total Return (%)(h)	9.24	(b)	11.80	1.24	13.49	32.02	15.94
Net Assets, End of Period ($ millions)	2,341		2,143	1,854	1,789	1,556	1,109
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.87	(c)	2.03	1.94	1.82	1.87	2.03
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.14	(c)	0.14	0.15	0.17	0.19	0.22
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	(c)	0.14	0.15	0.17	0.19	0.22
Portfolio Turnover Rate (%)(a)	2.56	(b)	5.58	4.74	8.07	3.90	6.45

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)	Total return does not reflect fees and charges associated with your variable annuity contract or variable life insurance policy. Inclusion of those fees and charges would reduce the total return shown.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

All America Fund							Small Cap Value Fund
Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
		2016	2015	2014	2013	2012			2016	2015	2014	2013	2012
$2.29		$2.22	$2.42	$2.38	$1.85	$1.61	$1.69		$1.44	$1.61	$1.72	$1.35	$1.17

0.02		0.03	0.03	0.03	0.03	0.03	0.02		0.02	0.02	0.02	0.03	0.02
0.16		0.21	(0.03)	0.23	0.55	0.21	0.01		0.26	(0.08)	0.06	0.36	0.16

0.18		0.24	—	0.26	0.58	0.24	0.03		0.28	(0.06)	0.08	0.39	0.18

—		(0.03)	(0.03)	(0.03)	(0.03)	—	—		(0.01)	(0.01)	(0.02)	(0.02)	—
—		(0.14)	(0.15)	(0.19)	(0.02)	—	—		(0.02)	(0.10)	(0.17)	—	—

—		(0.17)	(0.18)	(0.22)	(0.05)	—	—		(0.03)	(0.11)	(0.19)	(0.02)	—

$2.47		$2.29	$2.22	$2.42	$2.38	$1.85	$1.72		$1.69	$1.44	$1.61	$1.72	$1.35

7.94	(b)	11.49	(0.04)	11.16	32.13	14.73	1.85	(b)	20.04	(3.40)	5.17	29.35	15.46
307		296	295	324	318	256	470		465	376	393	382	290
1.36	(c)	1.42	1.32	1.35	1.44	1.52	2.03	(c)	1.17	1.14	1.02	1.70	1.67
0.53	(c)	0.53	0.55	0.49	0.51	0.55	0.81	(c)	0.82	0.83	0.84	0.87	0.90
0.53	(c)	0.53	0.55	0.49	0.51	0.55	0.81	(c)	0.82	0.83	0.84	0.87	0.90
11.47	(b)	40.10	14.73	15.38	28.48	17.37	9.99	(b)	32.06	19.03	38.09	41.36	24.71

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.29		$1.32	$1.54	$1.58	$1.22	$1.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(g)	— (g)	— (g)	— (g)	— (g)	— (g)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.14		0.10	(0.03)	0.09	0.47	0.07

Total From Investment Operations	0.14		0.10	(0.03)	0.09	0.47	0.07

Less Distributions
From Net Investment Income	—		—	—	— (g)	—	—
From Net Realized Gains	—		(0.13)	(0.19)	(0.13)	(0.11)	(0.01)

Total Distributions	—		(0.13)	(0.19)	(0.13)	(0.11)	(0.01)

Net Asset Value, End of Period	$1.43		$1.29	$1.32	$1.54	$1.58	$1.22

Total Return (%)(h)	11.14	(b)	8.10	(2.39)	5.70	41.19	5.62
Net Assets, End of Period ($ millions)	477		433	402	412	424	272
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.09	(c)	0.06	(0.12)	(0.09)	0.19	(0.08)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.81	(c)	0.82	0.83	0.84	0.86	0.90
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81	(c)	0.82	0.83	0.84	0.86	0.90
Portfolio Turnover Rate (%)(a)	35.96	(b)	53.80	67.83	67.58	53.36	66.69

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)	Total return does not reflect fees and charges associated with your variable annuity contract or variable life insurance policy. Inclusion of those fees and charges would reduce the total return shown.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund							Mid-Cap Equity Index Fund
Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
		2016	2015	2014	2013	2012			2016	2015	2014	2013	2012
$1.57		$1.46	$1.63	$1.53	$1.23	$1.11	$2.17		$1.95	$2.16	$2.08	$1.63	$1.43

0.01		0.02	0.02	0.02	0.01	0.02	0.02		0.03	0.03	0.03	0.02	0.02
0.06		0.20	(0.08)	0.19	0.33	0.10	0.11		0.36	(0.08)	0.17	0.51	0.24

0.07		0.22	(0.06)	0.21	0.34	0.12	0.13		0.39	(0.05)	0.20	0.53	0.26

—		(0.02)	(0.02)	(0.01)	(0.01)	—	—		(0.03)	(0.02)	(0.02)	(0.02)	—
—		(0.09)	(0.10)	(0.10)	(0.03)	—	—		(0.14)	(0.14)	(0.10)	(0.06)	(0.06)

—		(0.11)	(0.12)	(0.11)	(0.04)	—	—		(0.17)	(0.16)	(0.12)	(0.08)	(0.06)

$1.64		$1.57	$1.46	$1.63	$1.53	$1.23	$2.30		$2.17	$1.95	$2.16	$2.08	$1.63

4.07	(b)	16.18	(3.34)	13.82	27.78	11.01	5.89	(b)	20.51	(2.37)	9.63	33.21	17.80
99		98	82	92	72	53	1,301		1,245	977	1,001	902	610
1.56	(c)	1.48	1.45	1.25	1.08	1.36	1.38	(c)	1.60	1.45	1.31	1.25	1.50
0.64	(c)	0.66	0.65	0.64	0.66	0.70	0.14	(c)	0.15	0.16	0.17	0.19	0.22
0.64	(c)	0.66	0.65	0.64	0.66	0.70	0.14	(c)	0.15	0.16	0.17	0.19	0.22
14.87	(b)	25.80	15.86	40.91	36.42	29.05	12.17	(b)	21.75	21.67	16.29	13.30	12.98

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	International Fund
	Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$0.74		$0.75	$0.77	$0.84	$0.71	$0.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.01		0.02	0.01	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.10		(0.01)	(0.01)	(0.08)	0.13	0.09

Total From Investment Operations	0.11		0.01	—	(0.06)	0.15	0.11

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)	(0.01)	(0.02)	—	(g)
From Net Realized Gains	—		— (g)	— (g)	— (g)	—	—	(g)

Total Distributions	—		(0.02)	(0.02)	(0.01)	(0.02)	—

Net Asset Value, End of Period	$0.85		$0.74	$0.75	$0.77	$0.84	$0.71

Total Return (%)(h)	14.26	(b)	1.69	(0.63)	(6.03)	21.00	18.24
Net Assets, End of Period ($ millions)	453		377	319	264	174	115
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.15	(c)	2.94	2.47	3.48	2.76	3.20
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.12	(c)	0.13	0.14	0.17	0.18	0.21
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.12	(c)	0.13	0.14	0.17	0.18	0.21
Portfolio Turnover Rate (%)(a)	—	(b)	3.08	—	0.61	10.22	0.28

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)	Total return does not reflect fees and charges associated with your variable annuity contract or variable life insurance policy. Inclusion of those fees and charges would reduce the total return shown.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Composite Fund								Retirement Income Fund
Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
		2016	2015	2014	2013	2012				2016	2015	2014	2013	2012
$1.95		$1.96	$2.00	$1.87	$1.64	$1.47		$1.12		$1.12	$1.16	$1.13	$1.07	$1.05

0.02		0.04	0.04	0.04	0.04	0.04		—	(g)	0.02	0.02	0.02	0.02	— (g)
0.08		0.11	(0.02)	0.13	0.23	0.13		0.05		0.04	(0.01)	0.05	0.06	0.07

0.10		0.15	0.02	0.17	0.27	0.17		0.05		0.06	0.01	0.07	0.08	0.07

—		(0.04)	(0.04)	(0.04)	(0.04)	—	(g)	—		(0.02)	(0.02)	(0.02)	— (g)	(0.03)
—		(0.12)	(0.02)	—	—	—		—		(0.04)	(0.03)	(0.02)	(0.02)	(0.02)

—		(0.16)	(0.06)	(0.04)	(0.04)	—		—		(0.06)	(0.05)	(0.04)	(0.02)	(0.05)

$2.05		$1.95	$1.96	$2.00	$1.87	$1.64		$1.17		$1.12	$1.12	$1.16	$1.13	$1.07

5.22	(b)	7.92	0.80	9.10	16.37	11.65		3.76	(b)	6.18	0.49	6.50	7.40	7.15
182		181	180	194	186	170		82		76	63	54	40	31
2.22	(c)	2.10	1.93	2.09	2.04	2.17		(0.08	)(c)	2.26	2.35	2.21	2.18	(0.03)
0.51	(c)	0.52	0.53	0.49	0.51	0.55		0.08	(c)	0.09	0.09	0.05	0.05	0.05
0.51	(c)	0.52	0.53	0.49	0.51	0.55		0.08	(c)	0.09	0.05	0.05	0.05	0.05
34.98	(b)	57.40	13.13	12.31	20.98	25.42		13.98	(b)	16.88	22.64	17.63	24.01	18.07

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2010 Retirement Fund
	Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$0.99		$.1.01	$1.09	$1.06	$1.00	$0.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(g)	0.02	0.02	0.02	0.02	— (g)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.05		0.04	(0.02)	0.06	0.09	0.09

Total From Investment Operations	0.05		0.06	—	0.08	0.11	0.09

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)	(0.02)	— (g)	(0.02)
From Net Realized Gains	—		(0.06)	(0.06)	(0.03)	(0.05)	(0.04)

Total Distributions	—		(0.08)	(0.08)	(0.05)	(0.05)	(0.06)

Net Asset Value, End of Period	$1.04		$0.99	$1.01	$1.09	$1.06	$1.00

Total Return (%)(h)	4.49	(b)	6.87	0.40	6.93	11.78	9.69
Net Assets, End of Period ($ millions)	25		26	26	27	24	21
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(c)	2.15	2.10	2.06	2.09	(0.03)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.13	(c)	0.12	0.12	0.05	0.05	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.05	0.05	0.05	0.05
Portfolio Turnover Rate (%)(a)	12.62	(b)	24.58	23.28	20.45	19.60	26.61

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)	Total return does not reflect fees and charges associated with your variable annuity contract or variable life insurance policy. Inclusion of those fees and charges would reduce the total return shown.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2015 Retirement Fund							2020 Retirement Fund
Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
		2016	2015	2014	2013	2012			2016	2015	2014	2013	2012
$1.03		$1.05	$1.13	$1.10	$1.00	$0.93	$1.14		$1.12	$1.18	$1.13	$0.99	$0.90

—	(g)	0.02	0.02	0.02	0.02	— (g)	—	(g)	0.02	0.02	0.02	0.02	— (g)
0.05		0.05	(0.02)	0.06	0.12	0.10	0.07		0.07	(0.01)	0.06	0.14	0.11

0.05		0.07	—	0.08	0.14	0.10	0.07		0.09	0.01	0.08	0.16	0.11

—		(0.02)	(0.02)	(0.02)	— (g)	(0.02)	—		(0.02)	(0.02)	(0.02)	— (g)	(0.02)
—		(0.07)	(0.06)	(0.03)	(0.04)	(0.01)	—		(0.05)	(0.05)	(0.01)	(0.02)	— (g)

—		(0.09)	(0.08)	(0.05)	(0.04)	(0.03)	—		(0.07)	(0.07)	(0.03)	(0.02)	(0.02)

$1.08		$1.03	$1.05	$1.13	$1.10	$1.00	$1.21		$1.14	$1.12	$1.18	$1.13	$0.99

5.25	(b)	7.72	0.27	7.16	14.80	10.59	5.99	(b)	8.57	0.13	7.36	17.72	11.69
148		146	149	154	138	112	458		426	364	320	251	169
(0.08	)(c)	2.07	2.07	2.00	2.07	(0.03)	(0.07	)(c)	2.03	2.06	1.92	1.85	(0.03)
0.08	(c)	0.08	0.07	0.05	0.05	0.05	0.07	(c)	0.07	0.07	0.05	0.05	0.05
0.08	(c)	0.08	0.07	0.05	0.05	0.05	0.07	(c)	0.07	0.07	0.05	0.05	0.05
7.28	(b)	12.96	17.75	16.41	11.83	19.59	5.28	(b)	7.99	7.76	9.54	3.56	9.89

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2025 Retirement Fund
	Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.21		$1.17	$1.23	$1.16	$0.98	$0.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(g)	0.02	0.02	0.02	0.02	— (g)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.08		0.09	(0.02)	0.08	0.18	0.11

Total From Investment Operations	0.08		0.11	—	0.10	0.20	0.11

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)	(0.02)	— (g)	(0.02)
From Net Realized Gains	—		(0.05)	(0.04)	(0.01)	(0.02)	— (g)

Total Distributions	—		(0.07)	(0.06)	(0.03)	(0.02)	(0.02)

Net Asset Value, End of Period	$1.29		$1.21	$1.17	$1.23	$1.16	$0.98

Total Return (%)(h)	6.75	(b)	9.84	(0.10)	8.00	21.11	12.90
Net Assets, End of Period ($ millions)	572		504	396	331	257	162
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.07	)(c)	1.91	1.91	1.75	1.67	(0.04)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.07	(c)	0.07	0.07	0.05	0.05	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.07	0.07	0.05	0.05	0.05
Portfolio Turnover Rate (%)(a)	5.37	(b)	5.27	4.36	6.00	1.49	8.59

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)	Total return does not reflect fees and charges associated with your variable annuity contract or variable life insurance policy. Inclusion of those fees and charges would reduce the total return shown.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2030 Retirement Fund							2035 Retirement Fund
Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
		2016	2015	2014	2013	2012			2016	2015	2014	2013	2012
$1.25		$1.20	$1.27	$1.19	$0.98	$0.88	$1.25		$1.20	$1.27	$1.20	$0.97	$0.86

—	(g)	0.02	0.02	0.02	0.02	— (g)	—	(g)	0.02	0.02	0.01	0.01	— (g)
0.09		0.11	(0.02)	0.09	0.21	0.12	0.10		0.11	(0.03)	0.08	0.24	0.13

0.09		0.13	—	0.11	0.23	0.12	0.10		0.13	(0.01)	0.09	0.25	0.13

—		(0.02)	(0.02)	(0.02)	— (g)	(0.02)	—		(0.02)	(0.02)	(0.01)	— (g)	(0.02)
—		(0.06)	(0.05)	(0.01)	(0.02)	— (g)	—		(0.06)	(0.04)	(0.01)	(0.02)	— (g)

—		(0.08)	(0.07)	(0.03)	(0.02)	(0.02)	—		(0.08)	(0.06)	(0.02)	(0.02)	(0.02)

$1.34		$1.25	$1.20	$1.27	$1.19	$0.98	$1.35		$1.25	$1.20	$1.27	$1.20	$0.97

7.29	(b)	10.73	(0.22)	8.44	23.72	13.69	7.72	(b)	11.43	(0.37)	8.26	25.92	14.39
477		416	328	277	212	133	400		352	271	230	173	107
(0.07	)(c)	1.78	1.81	1.66	1.60	(0.04)	(0.07	)(c)	1.67	1.68	1.52	1.47	(0.04)
0.07	(c)	0.07	0.07	0.05	0.05	0.05	0.07	(c)	0.07	0.07	0.05	0.05	0.05
0.07	(c)	0.07	0.07	0.05	0.05	0.05	0.07	(c)	0.07	0.07	0.05	0.05	0.05
5.68	(b)	5.12	4.83	5.52	1.58	7.61	3.40	(b)	4.98	5.16	4.29	1.76	6.51

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2040 Retirement Fund
	Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.24		$1.19	$1.26	$1.20	$0.96	$0.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(g)	0.02	0.02	0.01	0.01	— (g)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.10		0.11	(0.03)	0.08	0.25	0.13

Total From Investment Operations	0.10		0.13	(0.01)	0.09	0.26	0.13

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)	(0.01)	— (g)	(0.02)
From Net Realized Gains	—		(0.06)	(0.04)	(0.02)	(0.02)	— (g)

Total Distributions	—		(0.08)	(0.06)	(0.03)	(0.02)	(0.02)

Net Asset Value, End of Period	$1.34		$1.24	$1.19	$1.26	$1.20	$0.96

Total Return (%)(h)	7.78	(b)	11.66	(0.64)	7.71	27.20	14.63
Net Assets, End of Period ($ millions)	327		286	222	189	148	94
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.07	)(c)	1.59	1.58	1.40	1.39	(0.04)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.07	(c)	0.07	0.07	0.05	0.05	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.07	0.07	0.05	0.05	0.05
Portfolio Turnover Rate (%)(a)	3.17	(b)	5.23	5.17	4.31	1.37	4.99

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)	Total return does not reflect fees and charges associated with your variable annuity contract or variable life insurance policy. Inclusion of those fees and charges would reduce the total return shown.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2045 Retirement Fund							2050 Retirement Fund										2055 Retirement Fund
Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,						Period Ended December 31, 2012(e)		Six Months Ended June 30, 2017 (Unaudited)		Period Ended December 31, 2016(f)
		2016	2015	2014	2013	2012			2016	2015	2014		2013
$1.24		$1.19	$1.26	$1.20	$0.96	$0.85	$1.45		$1.35	$1.39	$1.30		$1.02		$1.00		$1.04		$1.00

—	(g)	0.02	0.02	0.01	0.01	— (g)	—	(g)	0.01	0.03	0.01		—	(g)	—	(g)	—	(g)	—	(g)
0.09		0.12	(0.03)	0.07	0.25	0.13	0.12		0.14	(0.04)	0.08		0.28		0.02		0.08		0.04

0.09		0.14	(0.01)	0.08	0.26	0.13	0.12		0.15	(0.01)	0.09		0.28		0.02		0.08		0.04

—		(0.02)	(0.02)	(0.01)	— (g)	(0.02)	—		(0.01)	(0.01)	—	(g)	—	(g)	—		—		—
—		(0.07)	(0.04)	(0.01)	(0.02)	— (g)	—		(0.04)	(0.02)	—	(g)	—	(g)	—		—		—

—		(0.09)	(0.06)	(0.02)	(0.02)	(0.02)	—		(0.05)	(0.03)	—		—		—		—		—

$1.33		$1.24	$1.19	$1.26	$1.20	$0.96	$1.57		$1.45	$1.35	$1.39		$1.30		$1.02		$1.12		$1.04

7.84	(b)	11.68	(0.69)	7.36	27.68	14.45	7.96	(b)	11.78	(0.73)	7.15		28.17		1.83	(b)	8.09	(b)	4.01	(b)
374		332	265	232	186	118	201		164	94	50		20		2		13		3
(0.07	)(c)	1.54	1.55	1.37	1.37	(0.04)	(0.07	)(c)	1.58	1.65	1.47		0.54		(0.01	)(b)	(0.05	)(c)	(0.05	)(c)
0.07	(c)	0.07	0.07	0.05	0.05	0.05	0.07	(c)	0.08	0.09	0.05		0.05		0.05	(c)	0.09	(c)	0.50	(c)
0.07	(c)	0.07	0.07	0.05	0.05	0.05	0.07	(c)	0.08	0.05	0.05		0.05		0.05	(c)	0.05	(c)	0.05	(c)
2.97	(b)	3.91	4.40	3.48	0.93	4.03	3.37	(b)	2.67	2.67	1.53		1.22		0.76	(b)	5.38	(b)	22.25	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Conservative Allocation Fund
	Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.21		$1.20	$1.25	$1.22	$1.15	$1.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(g)	0.03	0.02	0.03	0.03	— (g)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.06		0.04	(0.01)	0.05	0.05	0.08

Total From Investment Operations	0.06		0.07	0.01	0.08	0.08	0.08

Less Distributions
From Net Investment Income	—		(0.03)	(0.03)	(0.03)	— (g)	(0.03)
From Net Realized Gains	—		(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Total Distributions	—		(0.06)	(0.06)	(0.05)	(0.01)	(0.04)

Net Asset Value, End of Period	$1.27		$1.21	$1.20	$1.25	$1.22	$1.15

Total Return (%)(h)	4.92	(b)	6.71	0.44	6.62	7.34	7.44
Net Assets, End of Period ($ millions)	145		140	128	123	98	86
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.03	)(c)	2.31	2.32	2.31	2.45	0.03
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.03	(c)	0.03	0.02	—	—	—
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.03	(c)	0.03	0.02	—	—	—
Portfolio Turnover Rate (%)(a)	14.81	(b)	8.89	10.58	17.24	10.16	10.14

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)	Total return does not reflect fees and charges associated with your variable annuity contract or variable life insurance policy. Inclusion of those fees and charges would reduce the total return shown.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund							Aggressive Allocation Fund
Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
		2016	2015	2014	2013	2012			2016	2015	2014	2013	2012
$1.44		$1.41	$1.52	$1.45	$1.27	$1.18	$1.63		$1.60	$1.77	$1.69	$1.38	$1.24

—	(g)	0.03	0.03	0.03	0.03	— (g)	—	(g)	0.03	0.03	0.03	0.03	—	(g)
0.09		0.10	(0.03)	0.09	0.16	0.13	0.13		0.14	(0.05)	0.11	0.30	0.17

0.09		0.13	—	0.12	0.19	0.13	0.13		0.17	(0.02)	0.14	0.33	0.17

—		(0.03)	(0.03)	(0.03)	— (g)	(0.03)	—		(0.03)	(0.03)	(0.03)	— (g)	(0.03)
—		(0.07)	(0.08)	(0.02)	(0.01)	(0.01)	—		(0.11)	(0.12)	(0.03)	(0.02)	—	(g)

—		(0.10)	(0.11)	(0.05)	(0.01)	(0.04)	—		(0.14)	(0.15)	(0.06)	(0.02)	(0.03)

$1.53		$1.44	$1.41	$1.52	$1.45	$1.27	$1.76		$1.63	$1.60	$1.77	$1.69	$1.38

6.57	(b)	9.08	0.16	7.71	15.66	10.90	7.71	(b)	10.86	(0.38)	7.66	24.19	13.41
372		347	316	315	281	225	282		264	249	255	236	187
(0.02	)(c)	2.08	2.09	1.95	2.09	0.02	(0.02	)(c)	1.74	1.81	1.60	1.75	0.01
0.02	(c)	0.02	0.02	—	—	—	0.02	(c)	0.02	0.02	—	—	—
0.02	(c)	0.02	0.02	—	—	—	0.02	(c)	0.02	0.02	—	—	—
4.11	(b)	6.65	8.10	13.87	4.71	8.11	4.61	(b)	9.51	7.86	19.61	4.93	7.82

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund
	Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
			2016		2015		2014		2013		2012
Net Asset Value, Beginning of Period	$1.20		$1.20		$1.20		$1.20		$1.20		$1.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(g)	—	(g)	—	(g)	—	(g)	—	(g)	—	(g)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—	(g)	—	(g)	—	(g)	—	(g)	—	(g)	—	(g)

Total From Investment Operations	—		—		—		—		—		—

Less Distributions
From Net Investment Income	—		—		—		—		—		—
From Net Realized Gains	—		—		—		—		—		—

Total Distributions	—		—		—		—		—		—

Net Asset Value, End of Period	$1.20		$1.20		$1.20		$1.20		$1.20		$1.20

Total Return (%)(h)	0.24	(b)	0.14		(0.11)		(0.14)		(0.16)		(0.17)
Net Assets, End of Period ($ millions)	71		63		67		77		84		90
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.48	(c)	0.13		(0.11)		(0.14)		(0.16)		(0.18)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.27	(c)	0.28		0.26		0.24		0.27		0.30
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.27	(c)	0.28		0.26		0.24		0.27		0.30
Portfolio Turnover Rate (%)(a)	NA		NA		NA		NA		NA		NA

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	For the period October 1, 2012 (commencement of operations) through December 31, 2012.

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	Amount is less than $0.005 per share.

(h)	Total return does not reflect fees and charges associated with your variable annuity contract or variable life insurance policy. Inclusion of those fees and charges would reduce the total return shown.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Mid-Term Bond Fund								Bond Fund
Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2017 (Unaudited)		Years Ended December 31,
		2016	2015	2014	2013	2012				2016	2015	2014	2013	2012
$1.04		$1.03	$1.06	$1.05	$1.09	$1.06		$1.43		$1.41	$1.45	$1.41	$1.47	$1.39

0.01		0.03	0.03	0.03	0.03	0.03		0.02		0.04	0.04	0.04	0.05	0.05
0.01		0.01	(0.03)	0.02	(0.04)	—	(g)	0.02		0.02	(0.03)	0.04	(0.06)	0.03

0.02		0.04	—	0.05	(0.01)	0.03		0.04		0.06	0.01	0.08	(0.01)	0.08

—		(0.03)	(0.03)	(0.03)	(0.03)	—	(g)	—		(0.04)	(0.05)	(0.04)	(0.05)	—	(g)
—		— (g)	— (g)	(0.01)	— (g)	—	(g)	—		— (g)	— (g)	—	— (g)	—

—		(0.03)	(0.03)	(0.04)	(0.03)	—		—		(0.04)	(0.05)	(0.04)	(0.05)	—

$1.06		$1.04	$1.03	$1.06	$1.05	$1.09		$1.47		$1.43	$1.41	$1.45	$1.41	$1.47

1.83	(b)	3.51	0.61	3.22	(0.55)	3.33		2.59	(b)	4.71	0.33	6.31	(0.91)	5.79
527		492	452	435	392	387		1,173		1,108	1,007	956	804	753
2.54	(c)	2.45	2.68	2.57	2.77	2.94		3.25	(c)	3.07	2.93	3.59	3.35	3.55
0.46	(c)	0.46	0.46	0.49	0.51	0.55		0.45	(c)	0.45	0.45	0.48	0.51	0.55
0.46	(c)	0.46	0.46	0.49	0.51	0.55		0.45	(c)	0.45	0.45	0.48	0.51	0.55
8.52	(b)	17.52	19.07	36.56	23.94	14.30		4.81	(b)	13.54	27.51	15.00	27.41	28.89

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company (“Mutual of America Life”) and a former affiliate that offers the Funds through its separate accounts. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2017, there were 25 active Funds (collectively, “the Funds”): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund and 2055 Retirement Fund (collectively, “Retirement Funds”); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively, “Allocation Funds”). The 2050 Retirement Fund commenced operations on October 1, 2012. The 2055 Retirement Fund commenced operations on October 1, 2016.

Investment Company shares are issued to Mutual of America Life and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Funds and Allocation Funds.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2017, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the All America and Small Cap Value Funds (see Note 1 below) which was considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2017. Fair value inputs for all debt securities were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2017:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Summary Portfolios or Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$2,292,932,894	—	—		$2,292,932,894
Short-Term Debt Securities	—	$46,522,665	—		$46,522,665

	$2,292,932,894	$46,522,665	—		$2,339,455,559
All America Fund
Common Stock-Indexed	$162,484,356	—	—		$162,484,356
Common Stock-Active	$129,980,478	—	$285,375	(1)	$130,265,853
Long-Term Debt Securities-Active	—	$143,500	—		$143,500
Short-Term Debt Securities-Indexed	—	$8,845,654	—		$8,845,654
Short-Term Debt Securities-Active	—	$5,595,713	—		$5,595,713
Warrants-Active	$36,238	—	—		$36,238

	$292,501,072	$14,584,867	$285,375		$307,371,314
Small Cap Value Fund
Common Stock	$439,378,490	—	$3,206,125	(1)	$442,584,615
Long-Term Debt Securities	—	$1,696,375	—		$1,696,375
Short-Term Debt Securities	—	$25,287,298	—		$25,287,298
Warrants	$420,423	—	—		$420,423

	$439,798,913	$26,983,673	$3,206,125		$469,988,711
Small Cap Growth Fund
Common Stock	$471,315,050	—	—		$471,315,050
Short-Term Debt Securities	—	$14,392,953	—		$14,392,953

	$471,315,050	$14,392,953	—		$485,708,003
Mid Cap Value Fund
Common Stock	$94,347,429	—	—		$94,347,429
Long-Term Debt Securities	—	$44,075	—		$44,075
Short-Term Debt Securities	—	$3,597,221	—		$3,597,221

	$94,347,429	$3,641,296	—		$97,988,725
Mid-Cap Equity Index Fund
Common Stock	$1,280,153,565	—	—		$1,280,153,565
Short-Term Debt Securities	—	$21,495,282	—		$21,495,282

	$1,280,153,565	$21,495,282	—		$1,301,648,847
International Fund
Common Stock	$430,818,578	—	—		$430,818,578
Short-Term Debt Securities	—	$23,690,782	—		$23,690,782

	$430,818,578	$23,690,782	—		$454,509,360
Composite Fund
Common Stock	$103,452,317	—	—		$103,452,317
U.S. Government Debt	—	$19,559,602	—		$19,559,602
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$21,291,240	—		$21,291,240
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$477,865	—		$477,865
Long-Term Corporate Debt	—	$29,250,763	—		$29,250,763
Short-Term Debt Securities	—	$7,598,363	—		$7,598,363

	$103,452,317	$78,177,833	—		$181,630,150

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Retirement Income Fund
Common Stock	$82,262,978	—	—	$82,262,978
2010 Retirement Fund
Common Stock	$24,569,690	—	—	$24,569,690
2015 Retirement Fund
Common Stock	$147,931,321	—	—	$147,931,321
2020 Retirement Fund
Common Stock	$457,748,014	—	—	$457,748,014
2025 Retirement Fund
Common Stock	$571,823,755	—	—	$571,823,755
2030 Retirement Fund
Common Stock	$477,493,449	—	—	$477,493,449
2035 Retirement Fund
Common Stock	$399,609,808	—	—	$399,609,808
2040 Retirement Fund
Common Stock	$326,673,257	—	—	$326,673,257
2045 Retirement Fund
Common Stock	$374,052,345	—	—	$374,052,345
2050 Retirement Fund
Common Stock	$201,233,797	—	—	$201,233,797
2055 Retirement Fund
Common Stock	$12,771,564	—	—	$12,771,564
Conservative Allocation Fund
Common Stock	$144,950,734	—	—	$144,950,734
Moderate Allocation Fund
Common Stock	$372,022,834	—	—	$372,022,834
Aggressive Allocation Fund
Common Stock	$282,074,321	—	—	$282,074,321
Money Market Fund
U.S. Government Debt	—	$17,286,179	—	$17,286,179
U.S. Government Agency Short-Term Debt	—	$10,293,137	—	$10,293,137
Commercial Paper	—	$42,867,902	—	$42,867,902

	—	$70,447,218	—	$70,447,218
Mid-Term Bond Fund
U.S. Government Debt	—	$208,802,177	—	$208,802,177
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$6,026,814	—	$6,026,814
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$35,806,039	—	$35,806,039
Long-Term Corporate Debt	—	$272,360,773	—	$272,360,773
Short-Term Debt Securities	—	$899,968	—	$899,968

	—	$523,895,771	—	$523,895,771
Bond Fund
U.S. Government Debt	—	$192,469,679	—	$192,469,679
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$323,161,447	—	$323,161,447
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$15,357,368	—	$15,357,368
Long-Term Corporate Debt	—	$629,868,222	—	$629,868,222
Sovereign Debt	—	$3,419,879	—	$3,419,879
Short-Term Debt Securities	—	$1,099,960	—	$1,099,960

	—	$1,165,376,555	—	$1,165,376,555

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Other Financial Instruments:*

Equity Index Fund	$(165,524)	—	—	$(165,524)
All America Fund	$(41,393)	—	—	$(41,393)
Mid-Cap Equity Index Fund	$(124,791)	—	—	$(124,791)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(1)	Includes security issued by Xura, Inc. included in “Other Securities” in the Information Technology section of the active asset segment of the All America Fund portfolio and in a similar section of the Small Cap Value Fund portfolio. The security is fair valued at its last trade price.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2017
	Balance December 31, 2016(a)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Balance June 30, 2017(a)	Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2017 Included in Statements of Operation
All America Fund	$285,375	—	—	—	$285,375	$30,822
Small Cap Value Fund	$3,206,125	—	—	—	$3,206,125	$347,256

(a)	Reflects security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2017, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $213,871,759, $137,987,764 and $19,784,333, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At June 30, 2017, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund’s time horizon.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	30%	35%	10%
2010 Retirement Fund	22%	7%	—	—	3%	27%	35%	6%
2015 Retirement Fund	26%	8%	1%	1%	5%	26%	30%	3%
2020 Retirement Fund	29%	10%	2%	2%	8%	26%	23%	—
2025 Retirement Fund	32%	12%	4%	4%	10%	25%	13%	—
2030 Retirement Fund	34%	17%	5%	5%	12%	22%	5%	—
2035 Retirement Fund	36%	21%	6%	6%	13%	18%	—	—
2040 Retirement Fund	36%	21%	7%	7%	14%	15%	—	—
2045 Retirement Fund	35%	22%	8%	8%	15%	12%	—	—
2050 Retirement Fund	34%	22%	9%	9%	16%	10%	—	—
2055 Retirement Fund	32%	22%	10%	10%	17%	9%	—	—

Generally, rebalancing of the Retirement Funds’ holdings is performed on a periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted:

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—

Generally, rebalancing of the Allocation Funds’ holdings is performed on a periodic basis.

Change in Target Investments — During the year, the Retirement Funds listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows:

	Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Growth Fund		Small Cap Value Fund		International Fund		Bond Fund		Mid-Term Bond Fund		Money Market Fund
Retirement Income Fund	—		—		—		—		—		—		(5%	)	5%
2010 Retirement Fund	(1%	)	—		—		—		—		1%		(1%	)	1%
2015 Retirement Fund	—		(1%	)	—		—		(1%	)	—		(1%	)	3%
2020 Retirement Fund	(1%	)	(1%	)	—		—		—		—		2%		—
2025 Retirement Fund	(3%	)	(2%	)	1%		1%		—		—		3%		—
2030 Retirement Fund	(3%	)	—		—		—		1%		(3%	)	5%		—
2035 Retirement Fund	(2%	)	1%		—		—		—		1%		—		—
2040 Retirement Fund	—		1%		(1%	)	(1%	)	—		1%		—		—
2045 Retirement Fund	2%		—		(1%	)	(1%	)	—		—		—		—
2050 Retirement Fund	2%		—		(1%	)	(1%	)	—		—		—		—
2055 Retirement Fund	2%		(1%	)	(1%	)	(1%	)	—		1%		—		—

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds’ net asset values) are made within the funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2017, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2017, the Money Market, Bond and International Funds had a capital loss carry forward of $1,402, $11,670 and $9, respectively, to offset any future net realized capital gains generated after December 31, 2016.

2.	EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
Retirement Funds	.05%
Equity Index, Mid-Cap Equity Index, International Funds	.075%
Money Market Fund	.15%
Bond Fund	.39%
All America, Composite, Mid-Term Bond Funds	.40%
Mid Cap Value Fund	.55%
Small Cap Value, Small Cap Growth Funds	.75%

The Adviser does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds (and the Retirement and International Funds) will indirectly bear their pro-rata share of the investment management fees incurred by the underlying Funds in which they invest.

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. The Funds also bore their pro-rata share of the investment management fees charged to each of the underlying funds in which they invest. Through December 31, 2014, they also did not incur operating expenses other than those included in each of the underlying funds in which they invest. Commencing January 1, 2015, the expense allocation methodology was modified such that certain non-advisory operating expenses that can be attributed only to

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

2.	EXPENSES (CONTINUED)

the Retirement and Allocation Funds are now charged directly to those Funds. Effective January 1, 2015, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This agreement remains in effect through April 30, 2018 and continues into successive 12 month periods ending April 30 unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2017, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Cost of investment purchases	$118,383,433	$33,389,263	$44,720,217	$162,247,047	$14,415,112

Proceeds from sales of investments	$56,303,762	$40,007,136	$49,210,090	$160,235,315	$17,041,738

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Cost of investment purchases	$182,783,438	$27,103,489	$61,210,845	$14,708,075	$3,134,793

Proceeds from sales of investments	$151,048,670	$—	$70,657,197	$11,081,864	$5,345,734

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$10,762,461	$29,594,254	$61,610,756	$55,287,360	$32,737,185

Proceeds from sales of investments	$16,842,918	$23,384,198	$29,046,650	$25,465,509	$12,822,835

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund
Cost of investment purchases	$27,812,046	$25,504,719	$29,492,922	$9,323,090	$21,023,207

Proceeds from sales of investments	$9,736,186	$10,528,086	$6,163,021	$427,095	$22,402,869

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$17,046,117	$12,605,353	—	$72,979,147	$106,427,012

Proceeds from sales of investments	$14,801,426	$14,527,410	—	$42,153,311	$53,863,755

The cost of short-term security purchases for the Money Market Fund for the six months ended June 30, 2017, was $281,574,281; net proceeds from sales for the same period were $274,403,303.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

3.	INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2017 for each of the funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Unrealized Appreciation	$943,060,709	$88,050,911	$129,431,701	$97,584,600	$21,910,358
Unrealized Depreciation	(49,729,133)	(12,387,920)	(19,756,073)	(15,572,174)	(4,269,467)

Net	$893,331,576	$75,662,991	$109,675,628	$82,012,426	$17,640,891

Tax Cost of Investments	$1,446,123,983	$231,708,323	$360,313,083	$403,695,577	$80,347,834

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$345,873,411	$34,560,681	$21,715,863	$2,900,502	$1,202,806
Unrealized Depreciation	(58,544,372)	(1,972,063)	(2,374,377)	(255,634)	(113,689)

Net	$287,329,039	$32,588,618	$19,341,486	$2,644,868	$1,089,117

Tax Cost of Investments	$1,014,319,808	$421,920,742	$162,288,664	$79,618,110	$23,480,573

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$13,270,619	$49,384,415	$68,926,990	$65,486,524	$60,480,183
Unrealized Depreciation	(453,131)	(877,158)	(409,419)	(250,950)	(164,586)

Net	$12,817,488	$48,507,257	$68,517,571	$65,235,574	$60,315,597

Tax Cost of Investments	$135,113,833	$409,240,757	$503,306,184	$412,257,875	$339,294,211

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund
Unrealized Appreciation	$51,376,507	$65,237,162	$17,916,141	$546,334	$7,645,411
Unrealized Depreciation	(168,011)	(157,613)	(52,054)	(4,560)	(629,205)

Net	$51,208,496	$65,079,549	$17,864,087	$541,774	$7,016,206

Tax Cost of Investments	$275,464,761	$308,972,796	$183,369,710	$12,229,790	$137,934,528

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$62,107,485	$60,292,659	$0	$7,383,341	$28,989,750
Unrealized Depreciation	(2,913,493)	(2,907,172)	(173)	(4,525,438)	(9,746,787)

Net	$59,193,992	$57,385,487	$(173)	$2,857,903	$19,242,963

Tax Cost of Investments	$312,828,842	$224,688,834	$70,447,391	$521,037,868	$1,146,133,592

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

3.	INVESTMENTS (CONTINUED)

Investments in affiliated investment companies during six months ended June 30, 2017 were as follows:

Affiliated Investment Company	Value as of December 31, 2016	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2017
Retirement Income Fund
Bond Fund	$22,590,894	$4,007,778	$62,300	$528,029	$(1,767,782)	$25,421,219
Equity Index Fund	16,078,959	1,903,764	400,395	1,114,275	(1,750,937)	17,746,456
Mid-Cap Equity Index Fund	4,051,382	582,163	29,805	217,168	(294,630)	4,585,888
Mid-Term Bond Fund	30,607,594	3,671,786	(40,307)	615,947	(6,947,570)	27,907,450
Money Market Fund	2,372,365	4,542,584	249	7,712	(320,945)	6,601,965

Total	$75,701,194	$14,708,075	$452,442	$2,483,131	$(11,081,864)	$82,262,978

2010 Retirement Fund
Bond Fund	$6,633,679	$624,002	$10,038	$152,122	$(1,170,127)	$6,249,714
Equity Index Fund	6,369,884	499,187	513,247	43,328	(1,516,019)	5,909,627
International Fund	753,943	378,919	24,384	78,326	(133,412)	1,102,160
Mid-Cap Equity Index Fund	2,053,267	156,530	61,429	54,128	(335,620)	1,989,734
Mid-Term Bond Fund	9,093,610	789,886	(11,229)	169,643	(1,954,318)	8,087,592
Money Market Fund	778,899	686,269	7	1,926	(236,238)	1,230,863

Total	$25,683,282	$3,134,793	$597,876	$499,473	$(5,345,734)	$24,569,690

2015 Retirement Fund
Bond Fund	$36,215,289	$2,562,016	$73,798	$842,668	$(2,898,167)	$36,795,604
Equity Index Fund	40,768,318	1,317,249	1,924,076	1,781,639	(4,257,781)	41,533,501
International Fund	8,552,145	287,650	629,108	559,459	(2,618,187)	7,410,175
Mid-Cap Equity Index Fund	14,819,918	439,641	541,661	304,914	(1,857,814)	14,248,320
Mid-Term Bond Fund	42,983,570	1,554,236	(161,132)	934,401	(4,850,455)	40,460,620
Money Market Fund	—	4,500,343	19	2,324	(77,784)	4,424,902
Small Cap Growth Fund	1,458,216	50,663	8,857	149,317	(132,512)	1,534,541
Small Cap Value Fund	1,595,771	50,663	22,960	4,482	(150,218)	1,523,658

Total	$146,393,227	$10,762,461	$3,039,347	$4,579,204	$(16,842,918)	$147,931,321

2020 Retirement Fund
Bond Fund	$102,961,309	$6,426,764	$170,547	$2,500,762	$(4,048,773)	$108,010,609
Equity Index Fund	137,223,398	6,449,055	3,609,608	9,058,675	(8,608,149)	147,732,587
International Fund	33,025,671	1,742,581	465,566	4,240,934	(2,857,169)	36,617,583
Mid-Cap Equity Index Fund	51,732,914	2,310,425	1,181,431	1,836,503	(3,821,207)	53,240,066
Mid-Term Bond Fund	82,121,310	11,794,139	(39,019)	1,528,889	(3,327,359)	92,077,960
Small Cap Growth Fund	8,447,477	435,645	26,103	919,155	(348,583)	9,479,797
Small Cap Value Fund	10,333,184	435,645	99,890	93,651	(372,958)	10,589,412

Total	$425,845,263	$29,594,254	$5,514,126	$20,178,569	$(23,384,198)	$457,748,014

2025 Retirement Fund
Bond Fund	$115,158,713	$11,571,848	$189,750	$2,903,231	$(2,198,759)	$127,624,783
Equity Index Fund	186,795,987	14,203,187	7,722,234	9,845,594	(15,963,869)	202,603,133
International Fund	43,950,773	6,067,194	138,428	6,350,651	(879,505)	55,627,541
Mid-Cap Equity Index Fund	81,646,960	5,608,605	3,043,985	1,744,921	(8,441,447)	83,603,024
Mid-Term Bond Fund	44,145,872	12,770,573	(2,911)	822,943	(973,023)	56,763,454
Small Cap Growth Fund	14,895,663	5,659,550	45,518	1,840,776	(295,023)	22,146,484
Small Cap Value Fund	17,536,948	5,729,799	82,979	400,634	(295,024)	23,455,336

Total	$504,130,916	$61,610,756	$11,219,983	$23,908,750	$(29,046,650)	$571,823,755

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2016	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2017
2030 Retirement Fund
Bond Fund	$93,704,768	$8,674,791	$626,640	$1,909,023	$(9,179,030)	$95,736,192
Equity Index Fund	163,841,698	12,977,387	6,753,045	8,674,999	(13,902,572)	178,344,557
International Fund	40,126,217	9,301,152	103,801	5,833,377	(678,864)	54,685,683
Mid-Cap Equity Index Fund	75,972,240	9,340,321	382,871	4,251,471	(1,025,630)	88,921,273
Mid-Term Bond Fund	—	9,627,468	611	(17,894)	(76,102)	9,534,083
Small Cap Growth Fund	20,394,726	2,145,282	72,446	2,305,023	(301,655)	24,615,822
Small Cap Value Fund	22,248,139	3,220,959	107,698	380,699	(301,656)	25,655,839

Total	$416,287,788	$55,287,360	$8,047,112	$23,336,698	$(25,465,509)	$477,493,449

2035 Retirement Fund
Bond Fund	$52,111,597	$8,832,388	$66,345	$1,312,036	$(1,050,452)	$61,271,914
Equity Index Fund	141,369,696	9,719,356	3,623,849	9,627,341	(7,314,010)	157,026,232
International Fund	40,471,437	3,377,796	450,843	5,461,287	(2,044,627)	47,716,736
Mid-Cap Equity Index Fund	74,858,776	7,267,062	470,214	4,046,209	(1,232,512)	85,409,749
Small Cap Growth Fund	20,581,471	1,558,982	156,748	2,189,033	(817,112)	23,669,122
Small Cap Value Fund	22,445,500	1,981,601	138,553	314,523	(364,122)	24,516,055

Total	$351,838,477	$32,737,185	$4,906,552	$22,950,429	$(12,822,835)	$399,609,808

2040 Retirement Fund
Bond Fund	$34,083,832	$7,657,925	$53,161	$848,997	$(653,742)	$41,990,173
Equity Index Fund	108,177,528	8,144,286	1,168,983	9,031,181	(2,333,362)	124,188,616
International Fund	35,507,903	3,745,250	79,305	5,137,001	(636,602)	43,832,857
Mid-Cap Equity Index Fund	61,404,654	4,768,462	318,164	3,374,763	(926,572)	68,939,471
Small Cap Growth Fund	22,252,668	1,748,061	642,852	1,825,748	(2,936,876)	23,532,453
Small Cap Value Fund	24,271,722	1,748,062	877,455	(458,520)	(2,249,032)	24,189,687

Total	$285,698,307	$27,812,046	$3,139,920	$19,759,170	$(9,736,186)	$326,673,257

2045 Retirement Fund
Bond Fund	$34,764,813	$4,637,465	$50,961	$868,609	$(647,808)	$39,674,040
Equity Index Fund	117,410,071	9,020,988	911,518	10,111,794	(1,822,658)	135,631,713
International Fund	44,383,042	3,056,255	164,558	6,298,711	(985,621)	52,916,945
Mid-Cap Equity Index Fund	75,010,914	5,240,435	531,901	3,964,469	(1,187,647)	83,560,072
Small Cap Growth Fund	29,089,986	1,774,788	701,567	2,515,156	(3,311,935)	30,769,562
Small Cap Value Fund	31,748,945	1,774,788	1,019,758	(471,061)	(2,572,417)	31,500,013

Total	$332,407,771	$25,504,719	$3,380,263	$23,287,678	$(10,528,086)	$374,052,345

2050 Retirement Fund
Bond Fund	$14,180,395	$3,193,957	$7,711	$385,563	$(368,648)	$17,398,978
Equity Index Fund	55,574,225	10,151,183	323,135	5,054,361	(1,207,257)	69,895,647
International Fund	23,620,952	4,827,134	49,526	3,539,987	(589,837)	31,447,762
Mid-Cap Equity Index Fund	37,342,081	6,076,436	172,683	2,131,835	(811,026)	44,912,009
Small Cap Growth Fund	15,963,608	2,622,106	(118,748)	1,975,995	(1,839,445)	18,603,516
Small Cap Value Fund	17,367,654	2,622,106	118,212	214,721	(1,346,808)	18,975,885

Total	$164,048,915	$29,492,922	$552,519	$13,302,462	$(6,163,021)	$201,233,797

2055 Retirement Fund
Bond Fund	$263,886	$759,004	$(201)	$15,575	$(12,413)	$1,025,851
Equity Index Fund	996,766	3,040,335	3,932	172,422	(46,487)	4,166,968
International Fund	561,230	1,538,621	11,788	156,657	(113,636)	2,154,660
Mid-Cap Equity Index Fund	766,985	2,052,434	6,823	77,821	(59,992)	2,844,071
Small Cap Growth Fund	359,520	966,348	12,050	78,270	(135,994)	1,280,194
Small Cap Value Fund	371,035	966,348	6,294	14,716	(58,573)	1,299,820

Total	$3,319,422	$9,323,090	$40,686	$515,461	$(427,095)	$12,771,564

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2016	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2017
Conservative Allocation Fund
Bond Fund	$40,462,596	$10,876,954	$155,480	$864,298	$(2,256,106)	$50,103,222
Equity Index Fund	37,108,138	1,535,173	4,500,644	(1,059,294)	(10,157,308)	31,927,353
International Fund	6,965,165	307,034	(23,855)	1,010,385	(1,952,445)	6,306,284
Mid-Cap Equity Index Fund	7,804,216	307,035	466,027	50,192	(5,404,886)	3,222,584
Mid-Term Bond Fund	47,181,761	7,997,011	(74,505)	919,148	(2,632,124)	53,391,291

Total	$139,521,876	$21,023,207	$5,023,791	$1,784,729	$(22,402,869)	$144,950,734

Moderate Allocation Fund
Bond Fund	$81,623,898	$5,283,643	$155,411	$1,945,726	$(2,273,568)	$86,735,110
Equity Index Fund	125,924,853	3,968,637	3,728,426	7,903,474	(7,234,009)	134,291,381
International Fund	33,741,948	1,192,527	(55,838)	4,858,947	(1,544,826)	38,192,758
Mid-Cap Equity Index Fund	56,777,794	1,643,341	987,864	2,361,708	(2,384,882)	59,385,825
Mid-Term Bond Fund	48,939,624	4,957,969	47,609	836,699	(1,364,141)	53,417,760

Total	$347,008,117	$17,046,117	$4,863,472	$17,906,554	$(14,801,426)	$372,022,834

Aggressive Allocation Fund
Bond Fund	$48,302,076	$8,505,600	$100,024	$1,127,599	$(1,409,268)	$56,626,031
Equity Index Fund	93,309,198	1,793,498	2,956,614	5,634,240	(5,005,448)	98,688,102
International Fund	37,453,109	775,725	(74,935)	5,383,714	(1,143,050)	42,394,563
Mid-Cap Equity Index Fund	56,148,183	1,024,857	2,721,965	604,321	(4,437,452)	56,061,874
Small Cap Growth Fund	13,905,331	256,214	775,529	761,799	(1,461,170)	14,237,703
Small Cap Value Fund	14,611,902	249,459	566,365	(290,656)	(1,071,022)	14,066,048

Total	$263,729,799	$12,605,353	$7,045,562	$13,221,017	$(14,527,410)	$282,074,321

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2017, shares authorized were allocated into the 25 series of Funds as follows:

Authorized Number of Shares
Equity Index Fund	800,000,000
All America Fund	200,000,000
Small Cap Value Fund	325,000,000
Small Cap Growth Fund	470,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	750,000,000
International Fund	725,000,000
Composite Fund	150,000,000
Retirement Income Fund	95,000,000
2010 Retirement Fund	50,000,000
2015 Retirement Fund	200,000,000
2020 Retirement Fund	515,000,000
2025 Retirement Fund	625,000,000
2030 Retirement Fund	515,000,000
2035 Retirement Fund	445,000,000
2040 Retirement Fund	385,000,000
2045 Retirement Fund	425,000,000

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

4.	CAPITAL SHARE ACTIVITY (CONTINUED)

Authorized Number of Shares
2050 Retirement Fund	270,000,000
2055 Retirement Fund	100,000,000
Conservative Allocation Fund	165,000,000
Moderate Allocation Fund	320,000,000
Aggressive Allocation Fund	215,000,000
Money Market Fund	125,000,000
Mid-Term Bond Fund	540,000,000
Bond Fund	925,000,000

Sub-Total	9,435,000,000
Shares to be allocated at the discretion of the Board of Directors	1,315,000,000

Total	10,750,000,000

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

On September 13, 2016, required distributions of net investment income and, as applicable, net realized gains relating to 2015 were declared and paid for all applicable funds in accordance with Internal Revenue Code Section 855(a). No such distributions were required for the Money Market Fund and the 2055 Retirement Fund.

The Funds of Mutual of America Investment Corporation intend to declare and pay their respective tax year 2016 investment company taxable income and capital gains in 2017 in accordance with Internal Revenue Section 855(a).

Pursuant to shareholders’ instructions, substantially all dividend distributions throughout 2017 and 2016 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2017 and 2016 was as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Ordinary Income (a)
2017	$0	$0	$0	$0	$0
2016	$35,794,376	$3,947,519	$3,473,986	$0	$1,115,504
Long-Term Capital Gains
2017	$0	$0	$0	$0	$0
2016	$48,733,130	$17,354,545	$5,500,345	$39,762,021	$4,887,020

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund	2010 Retirement Fund
Ordinary Income (a)
2017	$0	$0	$0	$0	$0
2016	$13,403,568	$7,642,938	$3,865,723	$1,417,706	$579,461
Long-Term Capital Gains
2017	$0	$0	$0	$0	$0
2016	$71,656,832	$0	$10,227,373	$2,334,883	$1,449,643

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Ordinary Income (a)
2017	$0	$0	$0	$0	$0
2016	$3,360,637	$7,495,794	$7,530,298	$5,967,073	$4,653,592
Long-Term Capital Gains
2017	$0	$0	$0	$0	$0
2016	$8,964,100	$15,116,286	$17,294,855	$16,440,817	$15,229,224

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund
Ordinary Income (a)
2017	$0	$0	$0	$0	$0
2016	$3,629,694	$4,323,009	$1,305,214	$0	$3,087,144
Long-Term Capital Gains
2017	$0	$0	$0	$0	$0
2016	$13,528,794	$16,121,366	$3,752,852	$0	$3,635,717

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2017	$0	$0	$0	$0	$0
2016	$7,137,035	$5,034,614	$0	$12,142,285	$29,240,973
Long-Term Capital Gains
2017	$0	$0	$0	$0	$0
2016	$15,163,067	$16,088,191	$0	$679,842	$1,620,584

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of June 30, 2017, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$66,246,573	$9,282,572	$11,278,735	$2,342,223	$2,422,251
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$69,065,835	$40,700,020	$29,577,919	$34,896,322	$7,861,366
Net unrealized appreciation (depreciation) of investments and futures contracts	$893,331,576	$75,662,991	$109,675,628	$82,012,426	$17,640,891

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$31,045,000	$16,459,317	$9,132,345	$1,539,981	$543,546
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$127,907,163	$1,196,795	$27,284,554	$1,763,512	$1,763,484
Net unrealized appreciation (depreciation) of investments and futures contracts	$287,329,039	$32,588,618	$19,341,486	$2,644,868	$1,089,117

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$3,028,463	$7,891,832	$8,443,812	$6,471,545	$5,090,035
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$9,613,946	$20,508,152	$28,716,532	$24,365,695	$19,007,688
Net unrealized appreciation (depreciation) of investments and futures contracts	$12,817,488	$48,507,257	$68,517,571	$65,235,574	$60,315,597

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund
Accumulated undistributed net investment income	$3,936,958	$4,492,530	$1,952,198	$26,934	$3,053,002
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$15,787,690	$17,184,714	$5,728,178	$0	$7,792,831
Net unrealized appreciation (depreciation) of investments and futures contracts	$51,208,496	$65,079,549	$17,864,087	$541,774	$7,016,206

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$6,887,282	$4,432,394	$232,955	$18,093,102	$51,534,997
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$15,254,534	$21,506,511	$(1,402)	$692,653	$1,793,623
Net unrealized appreciation (depreciation) of investments and futures contracts	$59,193,992	$57,385,487	$(173)	$2,857,903	$19,242,963

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

Reclassifications — The Funds make adjustments to the components of net assets for book to tax differences that are considered permanent in nature. For the six months ended June 30, 2017, the Funds reclassified amounts primarily relating to differences in the book to tax treatment of partnership investments, REITs, net operating losses and the character of distributions. Each Fund’s net assets are not affected by these reclassifications.

During the six months ended June 30, 2017, each Fund reclassified the following book to tax differences [increases (decreases)]:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Accumulated undistributed net investment income	$(464,980)	$(234,020)	$(1,552,790)	$(6,325)	$(9,181)
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$464,980	$234,020	$1,552,790	$6,325	$9,181

Paid in capital	$0	$0	$0	$0	$0

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Accumulated undistributed net investment income	$(1,360,153)	$0	$(9,816)	$33,545	$6,181
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$1,360,153	$0	$9,816	$0	$0

Paid in capital	$0	$0	$0	$(33,545)	$(6,181)

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Accumulated undistributed net investment income	$56,856	$149,284	$178,167	$148,474	$125,756
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$(10)	$0	$0	$(603)	$0

Paid in capital	$(56,846)	$(149,284)	$(178,167)	$(147,871)	$(125,756)

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2017

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund
Accumulated undistributed net investment income	$103,961	$119,360	$62,986	$1,973	$18,302
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$(1,973)	$0

Paid in capital	$(103,961)	$(119,360)	$(62,986)	$0	$(18,302)

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$34,284	$28,179	$0	$0	$0
Accumulated undistributed net realized gains (loss) on investments and futures contracts	$0	$0	$0	$0	$0

Paid in capital	$(34,284)	$(28,179)	$0	$0	$0

6.	RECENT ACCOUNTING PRONOUNCEMENTS

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors. In an effort to enhance monitoring and regulation, the new rules and forms will allow the SEC to more effectively collect and use data reported by funds. The new rules also promote effective liquidity risk management across the open-end fund industry and enhance disclosure regarding fund liquidity and redemption practices. The compliance date of these rules is generally December 1, 2018. Management is currently evaluating the impact and implications of the updates, which have not yet been determined.

In December 2016, the Financial Accounting Standards Board released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Management has evaluated the implications of the ASU and determined that it does not have an impact on the financial statements and the related disclosures.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Annual Report are summary schedules of Mutual of America Investment Corporation’s (“Investment Company”) Fund portfolio holdings as of June 30, 2017. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC’s website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 23, 2017, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2016, the Adviser had approximately $16 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the

Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2016, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK NY 10022-6839

ADDRESS SERVICE REQUESTED

You can receive these and other important documents electronically. Sign up for eDocuments and we’ll waive the monthly participant charge. Find out more at mutualofamerica.com or call 1-800-468-3785.

M100-MOA

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	Schedule I – Portfolios of Investments in Securities follows:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.0%)
Advance Auto Parts, Inc.	8,080	942,047
Amazon.com, Inc.*	43,855	42,451,640
AutoNation, Inc.*	7,393	311,689
AutoZone, Inc.*	3,114	1,776,412
Bed Bath & Beyond, Inc.	16,236	493,574
Best Buy Co., Inc.	29,335	1,681,776
BorgWarner, Inc.	21,781	922,643
CarMax, Inc.*	20,559	1,296,451
Carnival Corp.	46,097	3,022,580
CBS Corp. Cl B	40,513	2,583,919
Charter Communications, Inc. Cl A*	23,850	8,033,873
Chipotle Mexican Grill, Inc.*	3,149	1,310,299
Coach, Inc.	31,242	1,478,996
Comcast Corp. Cl A	523,325	20,367,809
D.R. Horton, Inc.	37,788	1,306,331
Darden Restaurants, Inc.	13,668	1,236,134
Delphi Automotive PLC	29,629	2,596,982
Discovery Communications, Inc. Cl A*	16,585	428,391
Discovery Communications, Inc. Cl C*	23,510	592,687
DISH Network Corp.*	24,998	1,568,874
Disney (Walt) Co.	160,855	17,090,844
Dollar General Corp.	27,893	2,010,806
Dollar Tree, Inc.*	26,180	1,830,506
Expedia, Inc.	13,408	1,997,122
Foot Locker, Inc.	14,341	706,724
Ford Motor Co.	431,951	4,833,532
Gap, Inc.	24,286	534,049
Garmin Ltd.	12,472	636,446
General Motors Co.	151,574	5,294,480
Genuine Parts Co.	16,210	1,503,640
Goodyear Tire & Rubber Co.	28,081	981,712
H&R Block, Inc.	22,991	710,652
Hanesbrands, Inc.	40,485	937,633
Harley-Davidson, Inc.	19,384	1,047,124
Hasbro, Inc.	12,366	1,378,933
Hilton Worldwide Hldgs., Inc.	22,696	1,403,748
Home Depot, Inc.	132,023	20,252,328
Interpublic Group of Cos., Inc.	43,416	1,068,034
Kohl’s Corp.	18,704	723,284
L Brands, Inc.	26,790	1,443,713
Leggett & Platt, Inc.	14,505	761,948
Lennar Corp. Cl A	22,225	1,185,037
LKQ Corp.*	34,161	1,125,605
Lowe’s Cos., Inc.	94,739	7,345,115
Macy’s, Inc.	33,631	781,584
Marriott International, Inc. Cl A	34,232	3,433,832
Mattel, Inc.	37,701	811,703
McDonald’s Corp.	90,060	13,793,590
Michael Kors Hldgs. Ltd.*	16,881	611,936
Mohawk Industries, Inc.*	6,948	1,679,262
Netflix, Inc.*	47,601	7,112,065
Newell Brands, Inc.	53,346	2,860,413
News Corp. Cl A	42,012	575,564
News Corp. Cl B	12,988	183,780
NIKE, Inc. Cl B	146,204	8,626,036
Nordstrom, Inc.	12,276	587,161

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Omnicom Group, Inc.	25,694	2,130,033
O’Reilly Automotive, Inc.*	10,064	2,201,399
Priceline Group, Inc.*	5,426	10,149,442
PulteGroup, Inc.	31,727	778,263
PVH Corp.	8,698	995,921
Ralph Lauren Corp.	6,080	448,704
Ross Stores, Inc.	43,360	2,503,173
Royal Caribbean Cruises Ltd.	18,605	2,032,224
Scripps Networks Interactive, Inc. Cl A	10,578	722,583
Signet Jewelers Ltd.	7,638	483,027
Staples, Inc.	72,548	730,558
Starbucks Corp.	159,705	9,312,399
Target Corp.	60,938	3,186,448
Tiffany & Co.	11,855	1,112,829
Time Warner, Inc.	85,563	8,591,381
TJX Cos., Inc.	70,752	5,106,172
Tractor Supply Co.	14,033	760,729
TripAdvisor, Inc.*	12,247	467,835
Twenty-First Century Fox, Inc. Cl A	116,211	3,293,420
Twenty-First Century Fox, Inc. Cl B	53,783	1,498,932
Ulta Beauty, Inc.*	6,431	1,847,884
Under Armour, Inc. Cl A*	19,969	434,525
Under Armour, Inc. Cl C*	20,094	405,095
V.F. Corp.	35,361	2,036,794
Viacom, Inc. Cl B	39,135	1,313,762
Whirlpool Corp.	8,214	1,573,967
Wyndham Worldwide Corp.	11,577	1,162,447
Wynn Resorts Ltd.	8,835	1,184,950
Yum! Brands, Inc.	36,599	2,699,542

		281,427,486

CONSUMER STAPLES (8.9%)
Altria Group, Inc.	213,288	15,883,557
Archer-Daniels-Midland Co.	63,271	2,618,154
Brown-Forman Corp. Cl B	19,555	950,373
Campbell Soup Co.	21,244	1,107,875
Church & Dwight Co., Inc.	27,680	1,436,038
Clorox Co.	14,235	1,896,671
Coca-Cola Co.	424,210	19,025,819
Colgate-Palmolive Co.	97,654	7,239,091
Conagra Brands, Inc.	44,538	1,592,679
Constellation Brands, Inc. Cl A	18,972	3,675,446
Costco Wholesale Corp.	48,554	7,765,241
Coty, Inc. Cl A	52,128	977,921
CVS Health Corp.	112,438	9,046,761
Dr. Pepper Snapple Group, Inc.	20,410	1,859,555
Estee Lauder Cos., Inc. Cl A	24,628	2,363,795
General Mills, Inc.	63,641	3,525,711
Hershey Co.	15,495	1,663,698
Hormel Foods Corp.	29,983	1,022,720
J.M. Smucker Co.	12,789	1,513,322
Kellogg Co.	27,960	1,942,102
Kimberly-Clark Corp.	39,129	5,051,945
Kraft Heinz Co.	65,950	5,647,958
Kroger Co.	100,395	2,341,211
McCormick & Co., Inc.	12,480	1,216,925
Molson Coors Brewing Co. Cl B	20,339	1,756,069
Mondelez International, Inc. Cl A	167,437	7,231,604
Monster Beverage Corp.*	44,658	2,218,609
PepsiCo, Inc.	157,721	18,215,198
Philip Morris Int’l., Inc.	171,371	20,127,524
Proctor & Gamble Co.	282,167	24,590,854
Reynolds American, Inc.	91,402	5,944,786
Sysco Corp.	54,679	2,751,994
Tyson Foods, Inc. Cl A	31,753	1,988,690
Walgreens Boots Alliance, Inc.	94,164	7,373,983

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Wal-Mart Stores, Inc.	162,891	12,327,591
Whole Foods Market, Inc.	35,487	1,494,358

		207,385,828

ENERGY (5.9%)
Anadarko Petroleum Corp.	61,469	2,787,004
Apache Corp.	41,914	2,008,938
Baker Hughes, Inc.	46,715	2,546,435
Cabot Oil & Gas Corp.	51,375	1,288,485
Chesapeake Energy Corp.*	85,177	423,330
Chevron Corp.	208,848	21,789,112
Cimarex Energy Co.	10,558	992,558
Concho Resources, Inc.*	16,260	1,976,078
ConocoPhillips	136,462	5,998,870
Devon Energy Corp.	57,960	1,852,981
EOG Resources, Inc.	63,558	5,753,270
EQT Corp.	19,083	1,118,073
Exxon Mobil Corp.	466,972	37,698,650
Halliburton Co.	95,696	4,087,176
Helmerich & Payne, Inc.	11,842	643,494
Hess Corp.	29,718	1,303,729
Kinder Morgan, Inc.	211,797	4,058,031
Marathon Oil Corp.	93,184	1,104,230
Marathon Petroleum Corp.	57,059	2,985,897
Murphy Oil Corp.	17,776	455,599
National Oilwell Varco, Inc.	41,516	1,367,537
Newfield Exploration Co.*	21,905	623,416
Noble Energy, Inc.	50,362	1,425,245
Occidental Petroleum Corp.	84,309	5,047,580
ONEOK, Inc.	41,824	2,181,540
Phillips 66	48,417	4,003,602
Pioneer Natural Resources Co.	18,722	2,987,657
Range Resources Corp.	20,474	474,383
Schlumberger Ltd.	153,074	10,078,421
TechnipFMC PLC*	51,163	1,391,634
Tesoro Corp.	16,723	1,565,273
Transocean Ltd.*	42,563	350,293
Valero Energy Corp.	49,381	3,331,242
Williams Cos., Inc.	91,246	2,762,929

		138,462,692

FINANCIALS (14.2%)
Affiliated Managers Group, Inc.	6,303	1,045,416
Aflac, Inc.	43,821	3,404,015
Allstate Corp.	40,273	3,561,744
American Express Co.	82,743	6,970,270
American Int’l. Group, Inc.	97,118	6,071,817
Ameriprise Financial, Inc.	16,800	2,138,472
Aon PLC	28,856	3,836,405
Assurant, Inc.	5,973	619,340
Bank of America Corp.	1,098,679	26,653,953
Bank of New York Mellon Corp.	114,837	5,858,984
BB&T Corp.	89,407	4,059,972
Berkshire Hathaway, Inc. Cl B*	209,633	35,505,541
BlackRock, Inc.	13,411	5,664,941
Capital One Financial Corp.	53,235	4,398,276
CBOE Holdings, Inc.	10,238	935,753
Charles Schwab Corp.	134,132	5,762,311
Chubb Ltd.	51,602	7,501,899
Cincinnati Financial Corp.	16,466	1,192,962
Citigroup, Inc.	303,810	20,318,813
Citizens Financial Group, Inc.	55,822	1,991,729
CME Group, Inc.	37,585	4,707,145
Comerica, Inc.	19,375	1,419,025
Discover Financial Svcs.	41,761	2,597,117
E*Trade Financial Corp.*	30,148	1,146,528
Everest Re Group Ltd.	4,532	1,153,802

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Fifth Third Bancorp	82,795	2,149,358
Franklin Resources, Inc.	37,915	1,698,213
Gallagher (Arthur J.) & Co.	19,882	1,138,245
Goldman Sachs Group, Inc.	40,383	8,960,988
Hartford Financial Svcs. Group, Inc.	40,508	2,129,506
Huntington Bancshares, Inc.	119,323	1,613,247
Intercontinental Exchange, Inc.	65,405	4,311,498
Invesco Ltd.	45,066	1,585,873
JPMorgan Chase & Co.	392,152	35,842,693
KeyCorp	120,752	2,262,892
Leucadia National Corp.	35,456	927,529
Lincoln National Corp.	24,643	1,665,374
Loews Corp.	30,378	1,421,994
M&T Bank Corp.	16,983	2,750,397
Marsh & McLennan Cos., Inc.	56,753	4,424,464
MetLife, Inc.	119,188	6,548,189
Moody’s Corp.	18,471	2,247,551
Morgan Stanley	157,116	7,001,089
Nasdaq, Inc.	12,591	900,131
Navient Corp.	30,809	512,970
Northern Trust Corp.	23,947	2,327,888
People’s United Financial, Inc.	37,784	667,265
PNC Financial Svcs. Grp., Inc.	53,284	6,653,573
Principal Financial Grp., Inc.	29,471	1,888,207
Progressive Corp.	63,910	2,817,792
Prudential Financial, Inc.	47,352	5,120,645
Raymond James Financial, Inc.	14,022	1,124,845
Regions Financial Corp.	132,170	1,934,969
S&P Global, Inc.	28,514	4,162,759
State Street Corp.	39,107	3,509,071
SunTrust Banks, Inc.	53,518	3,035,541
Synchrony Financial	84,986	2,534,283
T. Rowe Price Group, Inc.	26,635	1,976,583
Torchmark Corp.	11,947	913,946
Travelers Cos., Inc.	30,791	3,895,985
U.S. Bancorp	174,564	9,063,363
Unum Group	25,242	1,177,034
Wells Fargo & Co.	496,130	27,490,563
Willis Towers Watson PLC	14,090	2,049,594
XL Group Ltd.	28,967	1,268,755
Zions Bancorporation	22,350	981,389

		333,202,481

HEALTH CARE (14.2%)
Abbott Laboratories	191,687	9,317,905
AbbVie, Inc.	175,467	12,723,112
Aetna, Inc.	36,609	5,558,344
Agilent Technologies, Inc.	35,575	2,109,953
Alexion Pharmaceuticals, Inc.*	24,857	3,024,351
Align Technology, Inc.*	8,387	1,259,056
Allergan PLC	37,002	8,994,816
AmerisourceBergen Corp.	18,446	1,743,700
Amgen, Inc.	81,220	13,988,521
Anthem, Inc.	29,281	5,508,635
Bard (C.R.), Inc.	7,971	2,519,713
Baxter International, Inc.	53,973	3,267,525
Becton, Dickinson & Co.	25,112	4,899,602
BIOGEN, Inc.*	23,579	6,398,397
Boston Scientific Corp.*	151,545	4,200,827
Bristol-Myers Squibb Co.	182,095	10,146,333
Cardinal Health, Inc.	34,850	2,715,512
Celgene Corp.*	86,164	11,190,119
Centene Corp.*	19,033	1,520,356
Cerner Corp.*	32,444	2,156,553
CIGNA Corp.	28,259	4,730,274
Cooper Companies, Inc.	5,357	1,282,573

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Danaher Corp.	67,411	5,688,814
DaVita Inc Inc.*	17,180	1,112,577
DENTSPLY SIRONA, Inc.	25,409	1,647,520
Edwards Lifesciences Corp.*	23,242	2,748,134
Envision Healthcare Corp.*	13,055	818,157
Express Scripts Hldg. Co.*	65,348	4,171,816
Gilead Sciences, Inc.	144,147	10,202,725
HCA Hldgs., Inc.*	31,680	2,762,496
Hologic, Inc.*	30,973	1,405,555
Humana, Inc.	15,935	3,834,280
IDEXX Laboratories, Inc.*	9,702	1,566,097
Illumina, Inc.*	16,132	2,799,225
Incyte Corp.*	18,870	2,375,922
Intuitive Surgical, Inc.*	4,066	3,803,214
Johnson & Johnson	297,380	39,340,400
Laboratory Corp. of America Hldgs.*	11,277	1,738,237
Lilly (Eli) & Co.	107,404	8,839,349
Mallinckrodt PLC*	11,061	495,643
McKesson Corp.	23,323	3,837,566
Medtronic PLC	151,231	13,421,751
Merck & Co., Inc.	301,893	19,348,322
Mettler-Toledo Int’l., Inc.*	2,861	1,683,813
Mylan NV*	51,178	1,986,730
Patterson Cos., Inc.	8,809	413,583
PerkinElmer, Inc.	12,205	831,649
Perrigo Co. PLC	15,783	1,191,932
Pfizer, Inc.	658,950	22,134,131
Quest Diagnostics, Inc.	15,147	1,683,741
Regeneron Pharmaceuticals, Inc.*	8,398	4,124,594
Schein (Henry), Inc.*	8,706	1,593,372
Stryker Corp.	34,300	4,760,154
Thermo Fisher Scientific, Inc.	43,240	7,544,083
UnitedHealth Group, Inc.	106,342	19,717,934
Universal Health Svcs., Inc. Cl B	9,945	1,214,086
Varian Medical Systems, Inc.*	10,075	1,039,639
Vertex Pharmaceuticals, Inc.*	27,445	3,536,837
Waters Corp.*	8,830	1,623,307
Zimmer Biomet Hldgs., Inc.	22,237	2,855,231
Zoetis, Inc.	54,046	3,371,389

		332,520,182

INDUSTRIALS (10.1%)
3M Co.	66,001	13,740,748
Acuity Brands, Inc.	4,803	976,354
Alaska Air Group, Inc.	13,771	1,236,085
Allegion PLC	10,472	849,489
American Airlines Group, Inc.	54,519	2,743,396
AMETEK, Inc.	25,343	1,535,026
Arconic, Inc.	48,640	1,101,696
Boeing Co.	61,966	12,253,777
Caterpillar, Inc.	64,906	6,974,799
Cintas Corp.	9,603	1,210,362
CSX Corp.	101,992	5,564,684
Cummins, Inc.	16,996	2,757,091
Deere & Co.	32,482	4,014,450
Delta Air Lines, Inc.	81,386	4,373,684
Dover Corp.	17,276	1,385,881
Eaton Corp. PLC	49,240	3,832,349
Emerson Electric Co.	71,080	4,237,790
Equifax, Inc.	13,212	1,815,593
Expeditors Int’l. of Wash.	19,737	1,114,746
Fastenal Co.	31,986	1,392,351
FedEx Corp.	27,089	5,887,252
Flowserve Corp.	14,397	668,453
Fluor Corp.	15,230	697,229
Fortive Corp.	33,155	2,100,369

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Fortune Brands Home & Security, Inc.	17,112	1,116,387
General Dynamics Corp.	31,327	6,205,879
General Electric Co.	960,866	25,952,991
Grainger (W.W.), Inc.	5,979	1,079,389
Honeywell International, Inc.	84,121	11,212,488
Hunt (J.B.) Transport Svcs., Inc.	9,476	865,917
IHS Markit Ltd.*	34,831	1,533,957
Illinois Tool Works, Inc.	34,370	4,923,503
Ingersoll-Rand PLC	28,325	2,588,622
Jacobs Engineering Group, Inc.	13,204	718,166
Johnson Controls Int’l. PLC	103,361	4,481,733
Kansas City Southern	11,783	1,233,091
L-3 Communications Corp.	8,652	1,445,576
Lockheed Martin Corp.	27,460	7,623,171
Masco Corp.	35,187	1,344,495
Nielsen Hldgs. PLC	37,183	1,437,495
Norfolk Southern Corp.	31,929	3,885,759
Northrop Grumman Corp.	19,246	4,940,641
PACCAR, Inc.	38,901	2,569,022
Parker Hannifin Corp.	14,736	2,355,108
Pentair PLC	18,597	1,237,444
Quanta Services, Inc.*	16,359	538,538
Raytheon Co.	32,080	5,180,278
Republic Services, Inc.	25,238	1,608,418
Robert Half Int’l., Inc.	13,869	664,741
Robinson (C.H.) Worldwide, Inc.	15,508	1,065,089
Rockwell Automation, Inc.	14,255	2,308,740
Rockwell Collins, Inc.	17,927	1,883,769
Roper Technologies, Inc.	11,223	2,598,461
Snap-on, Inc.	6,444	1,018,152
Southwest Airlines Co.	67,007	4,163,815
Stanley Black & Decker, Inc.	16,951	2,385,514
Stericycle, Inc.*	9,353	713,821
Textron, Inc.	29,629	1,395,526
TransDigm Group, Inc.	5,423	1,458,082
Union Pacific Corp.	89,195	9,714,227
United Continental Hldgs., Inc*	31,189	2,346,972
United Parcel Service, Inc. Cl B	75,998	8,404,619
United Rentals, Inc.*	9,389	1,058,234
United Technologies Corp.	82,248	10,043,303
Verisk Analytics, Inc. Cl A*	16,945	1,429,650
Waste Management, Inc.	44,943	3,296,569
Xylem, Inc.	20,036	1,110,595

		235,601,601

INFORMATION TECHNOLOGY (21.8%)
Accenture PLC Cl A	68,434	8,463,917
Activision Blizzard, Inc.	76,500	4,404,105
Adobe Systems, Inc.*	54,620	7,725,453
Advanced Micro Devices, Inc.*	86,152	1,075,177
Akamai Technologies, Inc.*	19,309	961,781
Alliance Data Systems Corp.	6,132	1,574,023
Alphabet, Inc. Cl A*	32,869	30,557,652
Alphabet, Inc. Cl C*	32,976	29,966,062
Amphenol Corp. Cl A	33,878	2,500,874
Analog Devices, Inc.	40,452	3,147,166
ANSYS, Inc.*	9,502	1,156,203
Apple, Inc.	575,471	82,879,328
Applied Materials, Inc.	119,182	4,923,408
Autodesk, Inc.*	21,410	2,158,556
Automatic Data Processing, Inc.	49,415	5,063,061
Broadcom Ltd.	44,348	10,335,301
CA, Inc.	34,875	1,202,141
Cisco Systems, Inc.	552,386	17,289,682
Citrix Systems, Inc.*	16,787	1,335,909
Cognizant Technology Solutions	65,190	4,328,616

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Corning, Inc.	101,652	3,054,643
CSRA, Inc.	16,277	516,795
DXC Technology Co.	31,202	2,393,780
eBay, Inc.*	110,988	3,875,701
Electronic Arts, Inc.*	34,292	3,625,350
F5 Networks, Inc.*	7,132	906,192
Facebook, Inc. Cl A*	261,171	39,431,598
Fidelity Nat’l. Information Svcs., Inc.	36,512	3,118,125
Fiserv, Inc.*	23,503	2,875,357
FLIR Systems, Inc.	14,824	513,800
Gartner, Inc.*	9,982	1,232,877
Global Payments, Inc.	16,888	1,525,324
Harris Corp.	13,388	1,460,363
Hewlett Packard Enterprise Co.	183,335	3,041,528
HP, Inc.	185,996	3,251,210
Intel Corp.	519,679	17,533,969
Int’l. Business Machines Corp.	94,362	14,515,706
Intuit, Inc.	26,919	3,575,112
Juniper Networks, Inc.	42,301	1,179,352
KLA-Tencor Corp.	17,341	1,586,875
Lam Research Corp.	17,792	2,516,323
MasterCard, Inc. Cl A	103,620	12,584,649
Microchip Technology, Inc.	25,369	1,957,979
Micron Technology, Inc.*	114,690	3,424,643
Microsoft Corp.	852,833	58,785,774
Motorola Solutions, Inc.	18,131	1,572,683
NetApp, Inc.	29,694	1,189,245
NVIDIA Corp.	65,953	9,534,166
Oracle Corp.	331,527	16,622,764
Paychex, Inc.	35,289	2,009,356
PayPal Hldgs., Inc.*	123,326	6,618,906
Qorvo, Inc.*	14,079	891,482
QUALCOMM, Inc.	163,239	9,014,058
Red Hat, Inc.*	19,532	1,870,189
Salesforce.com, inc.*	73,900	6,399,740
Seagate Technology PLC	33,065	1,281,269
Skyworks Solutions, Inc.	20,409	1,958,244
Symantec Corp.	67,396	1,903,937
Synopsys, Inc.*	16,484	1,202,178
TE Connectivity Ltd.	39,217	3,085,594
Texas Instruments, Inc.	109,843	8,450,222
Total System Services, Inc.	18,294	1,065,626
VeriSign, Inc.*	9,737	905,152
Visa, Inc. Cl A	203,877	19,119,585
Western Digital Corp.	32,307	2,862,400
Western Union Co.	52,226	994,905
Xerox Corp.	23,329	670,242
Xilinx, Inc.	27,460	1,766,227

		510,519,610

MATERIALS (2.8%)
Air Products & Chemicals, Inc.	24,067	3,443,025
Albemarle Corp.	12,279	1,295,926
Avery Dennison Corp.	9,704	857,542
Ball Corp.	38,647	1,631,290
CF Industries Hldgs., Inc.	25,451	711,610
Dow Chemical Co.	124,161	7,830,834
Du Pont (E.I.) de Nemours & Co.	95,579	7,714,181
Eastman Chemical Co.	16,156	1,356,942
Ecolab, Inc.	28,840	3,828,510
FMC Corp.	14,784	1,079,971
Freeport-McMoRan Copper & Gold, Inc.*	146,495	1,759,405
International Paper Co.	45,639	2,583,624
Int’l. Flavors & Fragrances, Inc.	8,712	1,176,120
LyondellBasell Inds. NV Cl A	36,420	3,073,484
Martin Marietta Materials, Inc.	6,957	1,548,489

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Monsanto Co.	48,531	5,744,129
Newmont Mining Corp.	59,135	1,915,383
Nucor Corp.	35,142	2,033,668
PPG Industries, Inc.	28,300	3,111,868
Praxair, Inc.	31,602	4,188,845
Sealed Air Corp.	21,521	963,280
Sherwin-Williams Co.	8,905	3,125,299
The Mosaic Co.	39,074	892,059
Vulcan Materials Co.	14,579	1,846,868
WestRock Co.	27,733	1,571,352

		65,283,704

REAL ESTATE (2.8%)
Alexandria Real Estate Equities, Inc.	10,022	1,207,350
American Tower Corp.	46,968	6,214,806
Apartment Investment & Management Co. Cl A	17,523	752,963
AvalonBay Communities, Inc.	15,169	2,915,027
Boston Properties, Inc.	16,946	2,084,697
CBRE Group, Inc.*	32,867	1,196,359
Crown Castle Int’l. Corp.	40,351	4,042,363
Digital Realty Trust, Inc.	17,521	1,978,997
Equinix, Inc.	8,628	3,702,792
Equity Residential	40,534	2,668,353
Essex Property Trust, Inc.	7,253	1,865,979
Extra Space Storage, Inc.	13,947	1,087,866
Federal Realty Investment Trust	7,992	1,010,109
GGP, Inc.	63,829	1,503,811
HCP, Inc.	51,306	1,639,740
Host Hotels & Resorts, Inc.	81,367	1,486,575
Iron Mountain, Inc.	26,883	923,700
Kimco Realty Corp.	46,141	846,687
Mid-America Apt. Communities, Inc.	12,522	1,319,568
ProLogis, Inc.	58,594	3,435,952
Public Storage	16,491	3,438,868
Realty Income Corp.	30,022	1,656,614
Regency Centers Corp.	16,278	1,019,654
Simon Property Group, Inc.	34,472	5,576,191
SL Green Realty Corp	11,253	1,190,567
The Macerich Co.	13,122	761,863
UDR, Inc.	29,654	1,155,616
Ventas, Inc.	39,091	2,716,043
Vornado Realty Trust	19,045	1,788,326
Welltower, Inc.	40,218	3,010,317
Weyerhaeuser Co.	83,013	2,780,936

		66,978,689

TELECOMMUNICATION SERVICES (2.1%)
AT&T, Inc.	678,529	25,600,899
CenturyLink, Inc.	60,635	1,447,964
Level 3 Communications, Inc.*	32,449	1,924,226
Verizon Communications, Inc.	449,929	20,093,829

		49,066,918

UTILITIES (3.1%)
AES Corp.	73,254	813,852
Alliant Energy Corp.	25,180	1,011,481
Ameren Corp.	26,598	1,454,113
American Electric Power Co., Inc.	54,331	3,774,375
American Water Works Co., Inc.	19,813	1,544,423
CenterPoint Energy, Inc.	47,955	1,313,008
CMS Energy Corp.	30,942	1,431,068
Consolidated Edison, Inc.	33,848	2,735,595
Dominion Resources, Inc.	69,288	5,309,539
DTE Energy Co.	19,842	2,099,085
Duke Energy Corp.	77,294	6,461,006
Edison International	36,029	2,817,108
Entergy Corp.	19,765	1,517,359
Eversource Energy	34,930	2,120,600

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Exelon Corp.	102,285	3,689,420
FirstEnergy Corp.	48,708	1,420,325
NextEra Energy, Inc.	51,650	7,237,715
NiSource, Inc.	35,483	899,849
NRG Energy, Inc.	34,348	591,473
PG&E Corp.	56,332	3,738,755
Pinnacle West Capital Corp.	12,404	1,056,325
PPL Corp.	75,487	2,918,327
Public Svc. Enterprise Group, Inc.	55,690	2,395,227
SCANA Corp.	15,883	1,064,320
Sempra Energy	27,694	3,122,499
Southern Co.	109,679	5,251,431
WEC Energy Group, Inc.	34,728	2,131,605
Xcel Energy, Inc.	55,881	2,563,820

		72,483,703

TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $1,375,021,885) 97.9%		2,292,932,894

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	A-1+	0.75	07/06/17	5,000,000	4,999,482
U.S. Treasury Bill (1)	A-1+	0.89	08/10/17	8,000,000	7,992,087
U.S. Treasury Bill (1)	A-1+	0.91	08/24/17	3,000,000	2,995,891

					15,987,460

U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	0.45	07/03/17	1,450,000	1,449,964
FHLB	A-1+	0.75	07/05/17	1,500,000	1,499,875
FHLB	A-1+	1.03	08/23/17	1,000,000	998,483

					3,948,322

COMMERCIAL PAPER (1.1%)
Toyota Motor Credit Corp.	A-1+	0.96	07/05/17	10,000,000	9,998,933
Toyota Motor Credit Corp.	A-1+	1.13	08/11/17	8,600,000	8,588,928
Wisconsin Power & Light	A-1	1.10	07/05/17	8,000,000	7,999,022

					26,586,883

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $46,522,665) 2.0%					46,522,665

TOTAL INVESTMENTS (Cost: $1,421,544,550) 99.9%					2,339,455,559

OTHER NET ASSETS 0.1%					1,368,646

NET ASSETS 100.0%					$2,340,824,205

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.5%)
Advance Auto Parts, Inc.	572	66,689
Amazon.com, Inc.*	3,105	3,005,635
AutoNation, Inc.*	523	22,050
AutoZone, Inc.*	220	125,501
Bed Bath & Beyond, Inc.	1,150	34,960
Best Buy Co., Inc.	2,078	119,132
BorgWarner, Inc.	1,542	65,319
CarMax, Inc.*	1,456	91,815
Carnival Corp.	3,265	214,086
CBS Corp. Cl B	2,868	182,921
Charter Communications, Inc. Cl A*	1,689	568,940
Chipotle Mexican Grill, Inc.*	223	92,790
Coach, Inc.	2,212	104,716
Comcast Corp. Cl A	37,060	1,442,375
D.R. Horton, Inc.	2,677	92,544
Darden Restaurants, Inc.	968	87,546
Delphi Automotive PLC	2,099	183,977
Discovery Communications, Inc. Cl A*	1,174	30,324
Discovery Communications, Inc. Cl C*	1,665	41,975
DISH Network Corp.*	1,771	111,148
Disney (Walt) Co.	11,391	1,210,294
Dollar General Corp.	1,976	142,450
Dollar Tree, Inc.*	1,855	129,702
Expedia, Inc.	950	141,503
Foot Locker, Inc.	1,016	50,068
Ford Motor Co.	30,589	342,291
Gap, Inc.	1,720	37,823
Garmin Ltd.	884	45,111
General Motors Co.	10,734	374,939
Genuine Parts Co.	1,148	106,488
Goodyear Tire & Rubber Co.	1,989	69,535
H&R Block, Inc.	1,628	50,321
Hanesbrands, Inc.	2,867	66,400
Harley-Davidson, Inc.	1,372	74,115
Hasbro, Inc.	875	97,571
Hilton Worldwide Hldgs., Inc.	1,607	99,393
Home Depot, Inc.	9,350	1,434,290
Interpublic Group of Cos., Inc.	3,075	75,645
Kohl’s Corp.	1,324	51,199
L Brands, Inc.	1,897	102,229
Leggett & Platt, Inc.	1,027	53,948
Lennar Corp. Cl A	1,573	83,872
LKQ Corp.*	2,420	79,739
Lowe’s Cos., Inc.	6,710	520,226
Macy’s, Inc.	2,382	55,358
Marriott International, Inc. Cl A	2,425	243,252
Mattel, Inc.	2,669	57,464
McDonald’s Corp.	6,378	976,854
Michael Kors Hldgs. Ltd.*	1,196	43,355
Mohawk Industries, Inc.*	491	118,670
Netflix, Inc.*	3,371	503,661
Newell Brands, Inc.	3,777	202,523
News Corp. Cl A	2,975	40,758
News Corp. Cl B	920	13,018
NIKE, Inc. Cl B	10,353	610,827
Nordstrom, Inc.	869	41,564
Omnicom Group, Inc.	1,820	150,878

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

O’Reilly Automotive, Inc.*	712	155,743
Priceline Group, Inc.*	385	720,150
PulteGroup, Inc.	2,246	55,094
PVH Corp.	616	70,532
Ralph Lauren Corp.	430	31,734
Ross Stores, Inc.	3,071	177,289
Royal Caribbean Cruises Ltd.	1,317	143,856
Scripps Networks Interactive, Inc. Cl A	750	51,233
Signet Jewelers Ltd.	540	34,150
Staples, Inc.	5,138	51,740
Starbucks Corp.	11,310	659,486
Target Corp.	4,316	225,684
Tiffany & Co.	840	78,851
Time Warner, Inc.	6,059	608,384
TJX Cos., Inc.	5,011	361,644
Tractor Supply Co.	994	53,885
TripAdvisor, Inc.*	867	33,119
Twenty-First Century Fox, Inc. Cl A	8,230	233,238
Twenty-First Century Fox, Inc. Cl B	3,808	106,129
Ulta Beauty, Inc.*	455	130,740
Under Armour, Inc. Cl A*	1,415	30,790
Under Armour, Inc. Cl C*	1,423	28,688
V.F. Corp.	2,505	144,288
Viacom, Inc. Cl B	2,771	93,022
Whirlpool Corp.	582	111,523
Wyndham Worldwide Corp.	819	82,236
Wynn Resorts Ltd.	625	83,825
Yum! Brands, Inc.	2,592	191,186

		19,930,016

CONSUMER STAPLES (4.8%)
Altria Group, Inc.	15,105	1,124,869
Archer-Daniels-Midland Co.	4,481	185,424
Brown-Forman Corp. Cl B	1,384	67,262
Campbell Soup Co.	1,505	78,486
Church & Dwight Co., Inc.	1,960	101,685
Clorox Co.	1,009	134,439
Coca-Cola Co.	30,042	1,347,384
Colgate-Palmolive Co.	6,915	512,609
Conagra Brands, Inc.	3,153	112,751
Constellation Brands, Inc. Cl A	1,344	260,373
Costco Wholesale Corp.	3,438	549,839
Coty, Inc. Cl A	3,691	69,243
CVS Health Corp.	7,963	640,703
Dr. Pepper Snapple Group, Inc.	1,446	131,745
Estee Lauder Cos., Inc. Cl A	1,744	167,389
General Mills, Inc.	4,506	249,632
Hershey Co.	1,097	117,785
Hormel Foods Corp.	2,124	72,450
J.M. Smucker Co.	906	107,207
Kellogg Co.	1,980	137,531
Kimberly-Clark Corp.	2,770	357,635
Kraft Heinz Co.	4,670	399,939
Kroger Co.	7,109	165,782
McCormick & Co., Inc.	884	86,199
Molson Coors Brewing Co. Cl B	1,441	124,416
Mondelez International, Inc. Cl A	11,858	512,147
Monster Beverage Corp.*	3,162	157,088
PepsiCo, Inc.	11,170	1,290,023
Philip Morris Int’l., Inc.	12,137	1,425,491
Proctor & Gamble Co.	19,983	1,741,518
Reynolds American, Inc.	6,472	420,939

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Sysco Corp.	3,873	194,928
Tyson Foods, Inc. Cl A	2,249	140,855
Walgreens Boots Alliance, Inc.	6,669	522,249
Wal-Mart Stores, Inc.	11,536	873,044
Whole Foods Market, Inc.	2,514	105,865

		14,686,924

ENERGY (3.2%)
Anadarko Petroleum Corp.	4,353	197,365
Apache Corp.	2,969	142,304
Baker Hughes, Inc.	3,308	180,319
Cabot Oil & Gas Corp.	3,638	91,241
Chesapeake Energy Corp.*	6,032	29,979
Chevron Corp.	14,790	1,543,041
Cimarex Energy Co.	748	70,319
Concho Resources, Inc.*	1,152	140,003
ConocoPhillips	9,664	424,829
Devon Energy Corp.	4,105	131,237
EOG Resources, Inc.	4,501	407,431
EQT Corp.	1,352	79,214
Exxon Mobil Corp.	33,069	2,669,660
Halliburton Co.	6,777	289,446
Helmerich & Payne, Inc.	839	45,591
Hess Corp.	2,104	92,302
Kinder Morgan, Inc.	14,998	287,362
Marathon Oil Corp.	6,599	78,198
Marathon Petroleum Corp.	4,041	211,466
Murphy Oil Corp.	1,258	32,243
National Oilwell Varco, Inc.	2,940	96,844
Newfield Exploration Co.*	1,551	44,141
Noble Energy, Inc.	3,567	100,946
Occidental Petroleum Corp.	5,970	357,424
ONEOK, Inc.	2,961	154,446
Phillips 66	3,428	283,461
Pioneer Natural Resources Co.	1,325	211,444
Range Resources Corp.	1,450	33,597
Schlumberger Ltd.	10,841	713,771
TechnipFMC PLC*	3,623	98,546
Tesoro Corp.	1,184	110,822
Transocean Ltd.*	3,014	24,805
Valero Energy Corp.	3,496	235,840
Williams Cos., Inc.	6,462	195,669

		9,805,306

FINANCIALS (7.7%)
Affiliated Managers Group, Inc.	447	74,139
Aflac, Inc.	3,103	241,041
Allstate Corp.	2,853	252,319
American Express Co.	5,859	493,562
American Int’l. Group, Inc.	6,877	429,950
Ameriprise Financial, Inc.	1,190	151,475
Aon PLC	2,043	271,617
Assurant, Inc.	423	43,861
Bank of America Corp.	77,806	1,887,574
Bank of New York Mellon Corp.	8,132	414,895
BB&T Corp.	6,332	287,536
Berkshire Hathaway, Inc. Cl B*	14,846	2,514,467
BlackRock, Inc.	950	401,290
Capital One Financial Corp.	3,770	311,477
CBOE Holdings, Inc.	726	66,356
Charles Schwab Corp.	9,499	408,077
Chubb Ltd.	3,654	531,219
Cincinnati Financial Corp.	1,166	84,477

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Citigroup, Inc.	21,515	1,438,923
Citizens Financial Group, Inc.	3,953	141,043
CME Group, Inc.	2,662	333,389
Comerica, Inc.	1,372	100,485
Discover Financial Svcs.	2,957	183,896
E*Trade Financial Corp.*	2,135	81,194
Everest Re Group Ltd.	320	81,469
Fifth Third Bancorp	5,864	152,229
Franklin Resources, Inc.	2,685	120,261
Gallagher (Arthur J.) & Co.	1,407	80,551
Goldman Sachs Group, Inc.	2,860	634,634
Hartford Financial Svcs. Group, Inc.	2,869	150,823
Huntington Bancshares, Inc.	8,450	114,244
Intercontinental Exchange, Inc.	4,632	305,341
Invesco Ltd.	3,191	112,291
iShares Core S&P 500 ETF	439	106,857
JPMorgan Chase & Co.	27,772	2,538,361
KeyCorp	8,552	160,264
Leucadia National Corp.	2,510	65,662
Lincoln National Corp.	1,746	117,995
Loews Corp.	2,151	100,688
M&T Bank Corp.	1,202	194,664
Marsh & McLennan Cos., Inc.	4,020	313,399
MetLife, Inc.	8,440	463,694
Moody’s Corp.	1,308	159,157
Morgan Stanley	11,127	495,819
Nasdaq, Inc.	892	63,769
Navient Corp.	2,181	36,314
Northern Trust Corp.	1,695	164,771
People’s United Financial, Inc.	2,676	47,258
PNC Financial Svcs. Grp., Inc.	3,774	471,259
Principal Financial Grp., Inc.	2,086	133,650
Progressive Corp.	4,525	199,507
Prudential Financial, Inc.	3,353	362,593
Raymond James Financial, Inc.	993	79,658
Regions Financial Corp.	9,360	137,030
S&P Global, Inc.	2,019	294,754
State Street Corp.	2,770	248,552
SunTrust Banks, Inc.	3,790	214,969
Synchrony Financial	6,018	179,457
T. Rowe Price Group, Inc.	1,886	139,960
Torchmark Corp.	845	64,643
Travelers Cos., Inc.	2,181	275,962
U.S. Bancorp	12,363	641,887
Unum Group	1,787	83,328
Wells Fargo & Co.	35,135	1,946,830
Willis Towers Watson PLC	997	145,024
XL Group Ltd.	2,051	89,834
Zions Bancorporation	1,582	69,466

		23,703,140

HEALTH CARE (7.7%)
Abbott Laboratories	13,574	659,832
AbbVie, Inc.	12,426	901,009
Aetna, Inc.	2,593	393,695
Agilent Technologies, Inc.	2,519	149,402
Alexion Pharmaceuticals, Inc.*	1,761	214,261
Align Technology, Inc.*	594	89,171
Allergan PLC	2,620	636,896
AmerisourceBergen Corp.	1,306	123,456
Amgen, Inc.	5,752	990,667
Anthem, Inc.	2,074	390,182

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Bard (C.R.), Inc.	565	178,602
Baxter International, Inc.	3,822	231,384
Becton, Dickinson & Co.	1,778	346,911
BIOGEN, Inc.*	1,670	453,171
Boston Scientific Corp.*	10,732	297,491
Bristol-Myers Squibb Co.	12,896	718,565
Cardinal Health, Inc.	2,469	192,384
Celgene Corp.*	6,101	792,337
Centene Corp.*	1,348	107,678
Cerner Corp.*	2,297	152,682
CIGNA Corp.	2,001	334,947
Cooper Companies, Inc.	380	90,980
Danaher Corp.	4,774	402,878
DaVita Inc Inc.*	1,216	78,748
DENTSPLY SIRONA, Inc.	1,799	116,647
Edwards Lifesciences Corp.*	1,646	194,623
Envision Healthcare Corp.*	925	57,970
Express Scripts Hldg. Co.*	4,628	295,452
Gilead Sciences, Inc.	10,208	722,522
HCA Hldgs., Inc.*	2,244	195,677
Hologic, Inc.*	2,194	99,564
Humana, Inc.	1,129	271,660
IDEXX Laboratories, Inc.*	688	111,057
Illumina, Inc.*	1,143	198,333
Incyte Corp.*	1,336	168,216
Intuitive Surgical, Inc.*	287	268,451
Johnson & Johnson	21,060	2,786,026
Laboratory Corp. of America Hldgs.*	798	123,004
Lilly (Eli) & Co.	7,606	625,974
Mallinckrodt PLC*	783	35,086
McKesson Corp.	1,651	271,656
Medtronic PLC	10,709	950,424
Merck & Co., Inc.	21,379	1,370,180
Mettler-Toledo Int’l., Inc.*	202	118,885
Mylan NV*	3,625	140,723
Patterson Cos., Inc.	624	29,297
PerkinElmer, Inc.	864	58,873
Perrigo Co. PLC	1,118	84,431
Pfizer, Inc.	46,665	1,567,477
Quest Diagnostics, Inc.	1,073	119,275
Regeneron Pharmaceuticals, Inc.*	594	291,737
Schein (Henry), Inc.*	617	112,923
Stryker Corp.	2,429	337,097
Thermo Fisher Scientific, Inc.	3,062	534,227
UnitedHealth Group, Inc.	7,531	1,396,398
Universal Health Svcs., Inc. Cl B	704	85,944
Varian Medical Systems, Inc.*	713	73,574
Vertex Pharmaceuticals, Inc.*	1,943	250,394
Waters Corp.*	625	114,900
Zimmer Biomet Hldgs., Inc.	1,575	202,230
Zoetis, Inc.	3,828	238,791

		23,547,027

INDUSTRIALS (5.4%)
3M Co.	4,674	973,080
Acuity Brands, Inc.	340	69,115
Alaska Air Group, Inc.	976	87,606
Allegion PLC	742	60,191
American Airlines Group, Inc.	3,860	194,235
AMETEK, Inc.	1,794	108,663
Arconic, Inc.	3,445	78,029
Boeing Co.	4,389	867,925

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Caterpillar, Inc.	4,597	493,994
Cintas Corp.	680	85,707
CSX Corp.	7,222	394,032
Cummins, Inc.	1,204	195,313
Deere & Co.	2,301	284,381
Delta Air Lines, Inc.	5,764	309,757
Dover Corp.	1,223	98,109
Eaton Corp. PLC	3,487	271,393
Emerson Electric Co.	5,033	300,067
Equifax, Inc.	936	128,625
Expeditors Int’l. of Wash.	1,398	78,959
Fastenal Co.	2,265	98,595
FedEx Corp.	1,918	416,839
Flowserve Corp.	1,020	47,359
Fluor Corp.	1,079	49,397
Fortive Corp.	2,348	148,746
Fortune Brands Home & Security, Inc.	1,212	79,071
General Dynamics Corp.	2,219	439,584
General Electric Co.	68,046	1,837,922
Grainger (W.W.), Inc.	423	76,364
Honeywell International, Inc.	5,957	794,009
Hunt (J.B.) Transport Svcs., Inc.	672	61,407
IHS Markit Ltd.*	2,466	108,603
Illinois Tool Works, Inc.	2,434	348,671
Ingersoll-Rand PLC	2,005	183,237
Jacobs Engineering Group, Inc.	934	50,800
Johnson Controls Int’l. PLC	7,319	317,352
Kansas City Southern	834	87,278
L-3 Communications Corp.	612	102,253
Lockheed Martin Corp.	1,945	539,951
Masco Corp.	2,491	95,181
Nielsen Hldgs. PLC	2,633	101,792
Norfolk Southern Corp.	2,261	275,164
Northrop Grumman Corp.	1,363	349,896
PACCAR, Inc.	2,755	181,940
Parker Hannifin Corp.	1,043	166,692
Pentair PLC	1,317	87,633
Quanta Services, Inc.*	1,159	38,154
Raytheon Co.	2,271	366,721
Republic Services, Inc.	1,787	113,886
Robert Half Int’l., Inc.	982	47,067
Robinson (C.H.) Worldwide, Inc.	1,098	75,411
Rockwell Automation, Inc.	1,010	163,580
Rockwell Collins, Inc.	1,269	133,347
Roper Technologies, Inc.	794	183,835
Snap-on, Inc.	457	72,206
Southwest Airlines Co.	4,746	294,916
Stanley Black & Decker, Inc.	1,201	169,017
Stericycle, Inc.*	663	50,600
Textron, Inc.	2,098	98,816
TransDigm Group, Inc.	385	103,515
Union Pacific Corp.	6,317	687,984
United Continental Hldgs., Inc*	2,208	166,152
United Parcel Service, Inc. Cl B	5,382	595,195
United Rentals, Inc.*	664	74,839
United Technologies Corp.	5,824	711,169
Verisk Analytics, Inc. Cl A*	1,199	101,160
Waste Management, Inc.	3,183	233,473
Xylem, Inc.	1,418	78,600

		16,684,560

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

INFORMATION TECHNOLOGY (11.8%)
Accenture PLC Cl A	4,847	599,477
Activision Blizzard, Inc.	5,418	311,914
Adobe Systems, Inc.*	3,868	547,090
Advanced Micro Devices, Inc.*	6,101	76,140
Akamai Technologies, Inc.*	1,367	68,090
Alliance Data Systems Corp.	435	111,660
Alphabet, Inc. Cl A*	2,327	2,163,365
Alphabet, Inc. Cl C*	2,335	2,121,894
Amphenol Corp. Cl A	2,400	177,168
Analog Devices, Inc.	2,865	222,897
ANSYS, Inc.*	672	81,769
Apple, Inc.	40,754	5,869,386
Applied Materials, Inc.	8,441	348,698
Autodesk, Inc.*	1,516	152,843
Automatic Data Processing, Inc.	3,500	358,610
Broadcom Ltd.	3,141	732,010
CA, Inc.	2,469	85,106
Cisco Systems, Inc.	39,118	1,224,393
Citrix Systems, Inc.*	1,188	94,541
Cognizant Technology Solutions	4,617	306,569
Corning, Inc.	7,198	216,300
CSRA, Inc.	1,152	36,576
DXC Technology Co.	2,209	169,474
eBay, Inc.*	7,860	274,471
Electronic Arts, Inc.*	2,428	256,688
F5 Networks, Inc.*	506	64,292
Facebook, Inc. Cl A*	18,495	2,792,371
Fidelity Nat’l. Information Svcs., Inc.	2,585	220,759
Fiserv, Inc.*	1,664	203,574
FLIR Systems, Inc.	1,049	36,358
Gartner, Inc.*	706	87,198
Global Payments, Inc.	1,197	108,113
Harris Corp.	949	103,517
Hewlett Packard Enterprise Co.	12,984	215,405
HP, Inc.	13,172	230,247
Intel Corp.	36,803	1,241,733
Int’l. Business Machines Corp.	6,683	1,028,046
Intuit, Inc.	1,907	253,269
Juniper Networks, Inc.	2,995	83,501
KLA-Tencor Corp.	1,228	112,374
Lam Research Corp.	1,260	178,202
MasterCard, Inc. Cl A	7,339	891,322
Microchip Technology, Inc.	1,797	138,692
Micron Technology, Inc.*	8,122	242,523
Microsoft Corp.	60,395	4,163,022
Motorola Solutions, Inc.	1,284	111,374
NetApp, Inc.	2,103	84,225
NVIDIA Corp.	4,671	675,240
Oracle Corp.	23,477	1,177,137
Paychex, Inc.	2,500	142,350
PayPal Hldgs., Inc.*	8,734	468,754
Qorvo, Inc.*	997	63,130
QUALCOMM, Inc.	11,560	638,343
Red Hat, Inc.*	1,383	132,422
Salesforce.com, inc.*	5,233	453,178
Seagate Technology PLC	2,342	90,753
Skyworks Solutions, Inc.	1,446	138,744
Symantec Corp.	4,772	134,809
Synopsys, Inc.*	1,167	85,109
TE Connectivity Ltd.	2,777	218,494
Texas Instruments, Inc.	7,779	598,438

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Total System Services, Inc.	1,295	75,434
VeriSign, Inc.*	690	64,142
Visa, Inc. Cl A	14,438	1,353,996
Western Digital Corp.	2,287	202,628
Western Union Co.	3,699	70,466
Xerox Corp.	1,652	47,463
Xilinx, Inc.	1,944	125,038

		36,153,314

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,705	243,917
Albemarle Corp.	870	91,820
Avery Dennison Corp.	688	60,799
Ball Corp.	2,736	115,487
CF Industries Hldgs., Inc.	1,802	50,384
Dow Chemical Co.	8,792	554,511
Du Pont (E.I.) de Nemours & Co.	6,768	546,245
Eastman Chemical Co.	1,145	96,169
Ecolab, Inc.	2,042	271,076
FMC Corp.	1,046	76,410
Freeport-McMoRan Copper & Gold, Inc.*	10,374	124,592
International Paper Co.	3,232	182,964
Int’l. Flavors & Fragrances, Inc.	616	83,160
LyondellBasell Inds. NV Cl A	2,580	217,726
Martin Marietta Materials, Inc.	493	109,732
Monsanto Co.	3,436	406,685
Newmont Mining Corp.	4,188	135,649
Nucor Corp.	2,488	143,981
PPG Industries, Inc.	2,004	220,360
Praxair, Inc.	2,238	296,647
Sealed Air Corp.	1,524	68,214
Sherwin-Williams Co.	630	221,105
The Mosaic Co.	2,767	63,171
Vulcan Materials Co.	1,033	130,860
WestRock Co.	1,964	111,301

		4,622,965

REAL ESTATE (1.5%)
Alexandria Real Estate Equities, Inc.	710	85,534
American Tower Corp.	3,326	440,096
Apartment Investment & Management Co. Cl A	1,240	53,283
AvalonBay Communities, Inc.	1,074	206,391
Boston Properties, Inc.	1,200	147,624
CBRE Group, Inc.*	2,327	84,703
Crown Castle Int’l. Corp.	2,857	286,214
Digital Realty Trust, Inc.	1,240	140,058
Equinix, Inc.	611	262,148
Equity Residential	2,870	188,932
Essex Property Trust, Inc.	513	131,980
Extra Space Storage, Inc.	988	77,064
Federal Realty Investment Trust	567	71,663
GGP, Inc.	4,521	106,515
HCP, Inc.	3,634	116,143
Host Hotels & Resorts, Inc.	5,763	105,290
Iron Mountain, Inc.	1,903	65,387
Kimco Realty Corp.	3,268	59,968
Mid-America Apt. Communities, Inc.	887	93,472
ProLogis, Inc.	4,149	243,297
Public Storage	1,167	243,355
Realty Income Corp.	2,127	117,368
Regency Centers Corp.	1,153	72,224
Simon Property Group, Inc.	2,442	395,018
SL Green Realty Corp	796	84,217

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

The Macerich Co.	930	53,996
UDR, Inc.	2,101	81,876
Ventas, Inc.	2,769	192,390
Vornado Realty Trust	1,349	126,671
Welltower, Inc.	2,848	213,173
Weyerhaeuser Co.	5,878	196,913

		4,742,963

TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	48,051	1,812,964
CenturyLink, Inc.	4,294	102,541
Level 3 Communications, Inc.*	2,297	136,212
Verizon Communications, Inc.	31,862	1,422,957

		3,474,674

UTILITIES (1.7%)
AES Corp.	5,188	57,639
Alliant Energy Corp.	1,783	71,623
Ameren Corp.	1,884	102,998
American Electric Power Co., Inc.	3,847	267,251
American Water Works Co., Inc.	1,404	109,442
CenterPoint Energy, Inc.	3,397	93,010
CMS Energy Corp.	2,191	101,334
Consolidated Edison, Inc.	2,397	193,726
Dominion Resources, Inc.	4,907	376,023
DTE Energy Co.	1,406	148,741
Duke Energy Corp.	5,473	457,488
Edison International	2,552	199,541
Entergy Corp.	1,400	107,478
Eversource Energy	2,473	150,136
Exelon Corp.	7,243	261,255
FirstEnergy Corp.	3,450	100,602
NextEra Energy, Inc.	3,658	512,596
NiSource, Inc.	2,513	63,730
NRG Energy, Inc.	2,433	41,896
PG&E Corp.	3,990	264,816
Pinnacle West Capital Corp.	879	74,856
PPL Corp.	5,345	206,638
Public Svc. Enterprise Group, Inc.	3,943	169,588
SCANA Corp.	1,125	75,386
Sempra Energy	1,962	221,216
Southern Co.	7,768	371,932
WEC Energy Group, Inc.	2,459	150,933
Xcel Energy, Inc.	3,958	181,593

		5,133,467

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $101,957,224) 52.9%		162,484,356

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill (1)	A-1+	0.88	08/17/17	1,000,000	998,850
U.S. Treasury Bill (1)	A-1+	0.91	08/24/17	2,000,000	1,997,261

					2,996,111

U.S. GOVERNMENT AGENCIES (1.2%)
FHLB	A-1+	0.45	07/03/17	1,850,000	1,849,954
FHLB	A-1+	0.75	07/05/17	2,000,000	1,999,833

					3,849,787

COMMERCIAL PAPER (0.7%)
Wisconsin Power & Light	A-1	1.10	07/05/17	2,000,000	1,999,756

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $8,845,654) 2.9%					8,845,654

TOTAL INDEXED ASSETS (Cost: $110,802,878) 55.8%					171,330,010

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.6%)
AMC Entertainment Hldgs., Inc. Cl A	7,240	164,710
AMC Networks, Inc. Cl A*	2,600	138,866
AutoZone, Inc.*	1,086	619,520
Bassett Furniture Industries, Inc.	8,460	321,057
Belmond Ltd.*	22,749	302,561
Bloomin’ Brands, Inc.	15,443	327,855
BorgWarner, Inc.	10,018	424,362
Bright Horizons Family Solutions, Inc.*	2,776	214,335
Cooper Tire & Rubber Co.	5,976	215,734
Dave & Buster’s Entertainment, Inc.*	8,059	536,004
Dick’s Sporting Goods, Inc.	3,687	146,853
Dillard’s, Inc. Cl A	595	34,326
Dollar Tree, Inc.*	2,637	184,379
Expedia, Inc.	1,380	205,551
Five Below, Inc.*	15,085	744,747
Haverty Furniture Cos., Inc.	16,654	418,015
Houghton Mifflin Harcourt Co.*	40,948	503,660
Intrawest Resorts Hldgs., Inc.*	15,196	360,753
LCI Industries	1,773	181,555
Liberty Interactive Corp. Ser. A QVC Group*	12,486	306,407
Lions Gate Entertainment Corp. Cl A	18,996	536,067
Lions Gate Entertainment Corp. Cl B*	18,996	499,215
Lithia Motors, Inc. Cl A	8,029	756,572
Macy’s, Inc.	2,891	67,187
Marriott International, Inc. Cl A	5,154	516,998
MSG Networks, Inc.*	18,229	409,241
NVR, Inc.*	129	310,969
Playa Hotels & Resorts NV*	24,813	296,515
Ralph Lauren Corp.	5,258	388,040
Red Rock Resorts, Inc. Cl A	16,348	384,996
Scripps Networks Interactive, Inc. Cl A	8,372	571,891
Select Comfort Corp.*	31,995	1,135,502
Steve Madden Ltd.*	6,379	254,841
Taylor Morrison Home Corp. Cl A*	2,887	69,317
Thor Industries, Inc.	6,561	685,755
Tractor Supply Co.	7,735	419,314
Unifi, Inc.*	9,196	283,237
Wiley (John) & Sons, Inc. Cl A	3,018	159,200

		14,096,107

CONSUMER STAPLES (1.4%)
Cal-Maine Foods, Inc.*	7,438	294,545
Church & Dwight Co., Inc.	11,589	601,237
Constellation Brands, Inc. Cl A	2,634	510,285
Crimson Wine Group Ltd.*	38,233	409,475
Edgewell Personal Care Co.*	1,694	128,778
Energizer Hldgs., Inc.	1,694	81,346
Farmer Brothers Co.*	3,419	103,425
Ingredion, Inc.	1,868	222,684
J.M. Smucker Co.	5,106	604,193
National Beverage Corp.	301	28,162
Orchids Paper Products Co.	11,074	143,409

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Vector Group Ltd.	26,904	573,594
Village Super Market, Inc. Cl A	8,016	207,774
WD-40 Co.	3,529	389,425

		4,298,332

ENERGY (1.7%)
Abraxas Petroleum Corp.*	41,589	67,374
Atwood Oceanics, Inc.*	12,933	105,404
Baker Hughes, Inc.	3,952	215,424
Carrizo Oil and Gas, Inc.*	3,254	56,685
Cheniere Energy, Inc.*	3,349	163,130
Concho Resources, Inc.*	1,514	183,996
Continental Resources, Inc.*	8,183	264,556
CrossAmerica Partners LP	6,657	169,754
Devon Energy Corp.	3,532	112,918
Gulfport Energy Corp.*	25,935	382,541
Hess Corp.	4,156	182,324
Matador Resources Co.*	5,285	112,940
Matrix Service Co.*	3,996	37,363
MPLX LP	3,645	121,743
Nabors Industries Ltd.	26,660	217,013
Newfield Exploration Co.*	6,412	182,486
Noble Energy, Inc.	5,726	162,046
Patterson-UTI Energy, Inc.	11,040	222,898
PBF Energy, Inc.	32,477	722,938
PDC Energy, Inc.*	2,561	110,405
Range Resources Corp.	26,819	621,396
RPC, Inc.	5,515	111,458
RSP Permian, Inc.*	3,037	98,004
Tesoro Corp.	967	90,511
Weatherford Int’l. PLC*	11,041	42,729
Williams Cos., Inc.	18,487	559,786

		5,317,822

FINANCIALS (7.7%)
Allied World Assurance Co. Hldgs. AG	5,184	274,234
American Equity Investment Life Hldg. Co.	11,542	303,324
American Financial Group, Inc.	2,774	275,652
Ameriprise Financial, Inc.	4,387	558,421
AMERISAFE, Inc.	2,876	163,788
Aspen Insurance Hldgs. Ltd.	5,579	278,113
Associated Banc-Corp.	10,766	271,303
BancFirst Corp.	4,114	397,412
Bank of Marin Bancorp	3,381	208,101
Bank of the Ozarks, Inc.	6,010	281,689
BankUnited, Inc.	5,183	174,719
Banner Corp.	6,755	381,725
Brookline Bancorp, Inc.	25,512	372,475
Brown & Brown, Inc.	3,710	159,790
Bryn Mawr Bank Corp.	7,271	309,018
Canadian Imperial Bank of Commerce	3,442	279,353
CBOE Holdings, Inc.	3,750	342,750
Charter Financial Corp.	12,964	233,352
Commerce Bancshares, Inc.	5,478	311,315
Customers Bancorp, Inc.*	10,382	293,603
Dime Community Bancshares	11,958	234,377
Discover Financial Svcs.	2,742	170,525
Eagle Bancorp, Inc.*	4,115	260,480
East West Bancorp, Inc.	5,770	338,007
Easterly Acquisition Corp.*	23,769	238,878
Ellington Financial LLC	22,379	362,764
Enterprise Financial Svcs. Corp.	8,168	333,254
Everest Re Group Ltd.	2,300	585,557

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Fifth Third Bancorp	9,002	233,692
First Connecticut Bancorp, Inc.	6,066	155,593
First Interstate BancSytem, Inc.	9,382	349,010
First Merchants Corp.	5,265	211,337
First Republic Bank/CA	6,252	625,825
Flushing Financial Corp.	8,089	228,029
Glacier Bancorp, Inc.	8,377	306,682
Great Southern Bancorp, Inc.	2,200	117,700
Hanmi Financial Corp.	6,166	175,423
Hartford Financial Svcs. Group, Inc.	11,985	630,051
Heritage Financial Corp.	8,950	237,175
Investors Bancorp, Inc.	35,499	474,267
iShares Russell 2000 Growth ETF	900	151,893
iShares Russell 2000 Value ETF	1,910	227,042
iShares Russell Mid-Cap ETF	1,520	292,007
iShares Russell Mid-Cap Value ETF	2,700	227,043
Janus Henderson Group PLC*	5,144	170,318
KeyCorp	22,146	415,016
Lincoln National Corp.	3,540	239,233
Marlin Business Svcs. Corp.	11,867	298,455
MB Financial, Inc.	5,211	229,492
Moelis & Co. Cl A	7,316	284,227
NMI Hldgs., Inc. Cl A*	30,771	352,328
Northfield Bancorp, Inc.	17,890	306,814
Pinnacle Financial Partners, Inc.	3,543	222,500
Principal Financial Grp., Inc.	4,364	279,601
Progressive Corp.	14,167	624,623
Prosperity Bancshares, Inc.	2,441	156,810
Raymond James Financial, Inc.	5,371	430,862
Reinsurance Grp. of America, Inc.	6,903	886,276
S&T Bancorp, Inc.	3,169	113,640
SEI Investments Co.	6,027	324,132
Selective Insurance Group, Inc.	8,197	410,260
Starwood Property Trust, Inc.	49,423	1,106,581
Stock Yards Bancorp, Inc.	14,414	560,705
Stonegate Bank	2,155	99,518
SunTrust Banks, Inc.	6,693	379,627
SVB Financial Group*	5,997	1,054,213
Synchrony Financial	9,981	297,634
TriCo Bancshares	4,579	160,952
TriState Capital Hldgs., Inc.*	7,967	200,768
UMB Financial Corp.	2,600	194,636
United Financial Bancorp, Inc.	2,708	45,197
United Insurance Hldgs. Corp.	15,275	240,276
Voya Financial, Inc.	5,886	217,135
Waterstone Financial, Inc.	3,931	74,099
Zions Bancorporation	1,370	60,157

		23,472,833

HEALTH CARE (4.9%)
Abiomed, Inc.*	1,564	224,121
Acadia Healthcare Co., Inc.*	41,013	2,025,222
ACADIA Pharmaceuticals, Inc.*	6,478	180,671
Accelerate Diagnostics, Inc.*	845	23,111
Acceleron Pharma, Inc.*	3,768	114,510
Agilent Technologies, Inc.	3,452	204,738
Agios Pharmaceuticals, Inc.*	1,571	80,828
Albany Molecular Research, Inc.*	7,150	155,155
Align Technology, Inc.*	3,634	545,536
Anika Therapeutics, Inc.*	3,336	164,598
Atrion Corp.	206	132,520
Bard (C.R.), Inc.	1,723	544,658

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

BioMarin Pharmaceutical, Inc.*	1,443	131,053
BioSpecifics Technologies Corp.*	3,532	174,869
Boston Scientific Corp.*	18,636	516,590
Catalent, Inc.*	4,141	145,349
Centene Corp.*	4,791	382,705
Chemed Corp.	744	152,170
Clovis Oncology, Inc.*	2,521	236,041
DexCom, Inc.*	3,190	233,348
Edwards Lifesciences Corp.*	2,244	265,331
Emergent Biosolutions, Inc.*	7,685	260,598
Envision Healthcare Corp.*	3,229	202,361
Exact Sciences Corp.*	7,178	253,886
Hill-Rom Hldgs., Inc.	1,910	152,055
Humana, Inc.	1,792	431,191
Insulet Corp.*	3,742	192,002
Intersect ENT, Inc.*	6,833	190,982
Intuitive Surgical, Inc.*	258	241,325
Karyopharm Therapeutics, Inc.*	9,986	90,373
Kindred Healthcare, Inc.	8,888	103,545
Kite Pharma, Inc.*	2,461	255,132
Medicines Co.*	3,792	144,134
Mettler-Toledo Int’l., Inc.*	665	391,379
Neogen Corp.*	2,871	198,415
Neurocrine Biosciences, Inc.*	9,069	417,174
Nevro Corp.*	3,069	228,426
NuVasive, Inc.*	3,194	245,682
Omeros Corp.*	6,959	138,519
Omnicell, Inc.*	9,189	396,046
OSI Pharmaceuticals, Inc. - rights*	1,570	16
Pacific Biosciences of CA, Inc.*	24,826	88,381
Pacira Pharmaceuticals, Inc.*	3,820	182,214
Penumbra, Inc.*	2,109	185,065
Prestige Brands Hldgs., Inc.*	3,120	164,767
Prothena Corp. PLC*	2,869	155,270
Radius Health, Inc.*	2,201	99,551
Repligen Corp.*	4,219	174,835
Sage Therapeutics, Inc.*	1,819	144,865
Supernus Pharmaceuticals, Inc.*	24,121	1,039,615
Ultragenyx Pharmaceutical, Inc.*	2,354	146,207
United Therapeutics Corp.*	729	94,573
WellCare Health Plans, Inc.*	1,595	286,398
West Pharmaceutical Svcs., Inc.	1,146	108,320
Wright Medical Group NV*	13,284	365,177
Zimmer Biomet Hldgs., Inc.	2,227	285,947
Zoetis, Inc.	5,331	332,548

		15,020,098

INDUSTRIALS (5.9%)
Alaska Air Group, Inc.	11,706	1,050,731
Allegiant Travel Co.	2,734	370,730
Altra Industrial Motion Corp.	5,882	234,104
AMERCO	593	217,074
Astronics Corp.*	13,343	406,560
AZZ, Inc.	5,453	304,277
BMC Stock Hldgs., Inc.*	21,542	470,693
Carlisle Cos., Inc.	5,757	549,218
Covenant Transportation Group Cl A*	21,959	384,942
Deluxe Corp.	6,361	440,308
Dover Corp.	4,408	353,610
EMCOR Group, Inc.	1,631	106,635
Encore Wire Corp.	7,101	303,213
EnPro Industries, Inc.	7,167	511,509

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Equifax, Inc.	3,501	481,107
Flowserve Corp.	5,066	235,214
Fortune Brands Home & Security, Inc.	5,490	358,168
Generac Hldgs., Inc.*	4,743	171,365
Granite Construction, Inc.	16,160	779,559
Healthcare Svcs. Group, Inc.	7,688	360,029
Hyster-Yale Materials Handling, Inc. Cl A	3,235	227,259
IHS Markit Ltd.*	2,916	128,421
John Bean Technologies Corp.	2,501	245,098
Kirby Corp.*	7,543	504,250
L-3 Communications Corp.	5,392	900,896
Lincoln Electric Hldgs., Inc.	3,887	357,954
LSC Communications, Inc.	12,961	277,365
Miller Industries, Inc.	18,899	469,640
Mueller Industries, Inc.	27,290	830,981
Mueller Water Products, Inc. Cl A	26,172	305,689
NCI Building Systems, Inc.*	9,715	162,241
Old Dominion Freight Line, Inc.	7,511	715,348
Orbital ATK, Inc.	6,179	607,767
Oshkosh Corp.	2,384	164,210
Quanex Building Products Corp.	6,215	131,447
Rockwell Automation, Inc.	3,446	558,114
Rockwell Collins, Inc.	3,577	375,871
Roper Technologies, Inc.	945	218,796
Smith (A.O.) Corp.	3,708	208,872
Stanley Black & Decker, Inc.	2,240	315,235
Sun Hydraulics Corp.	8,268	352,796
Teledyne Technologies, Inc.*	2,515	321,040
Trex Co., Inc.*	4,436	300,140
Tutor Perini Corp.*	3,672	105,570
United Rentals, Inc.*	2,675	301,499
Universal Forest Products, Inc.	3,587	313,181
VSE Corp.	6,387	287,287
Wabtec Corp.	3,889	355,844

		18,131,857

INFORMATION TECHNOLOGY (7.1%)
Acacia Communications, Inc.*	3,533	146,514
Aerohive Networks, Inc.*	18,739	93,695
Akamai Technologies, Inc.*	3,784	188,481
Ambarella, Inc.*	6,328	307,225
Amphenol Corp. Cl A	5,774	426,237
Analog Devices, Inc.	5,690	442,682
Anixter International, Inc.*	1,330	104,006
ARRIS International PLC*	11,527	322,986
Avnet, Inc.	9,121	354,625
Belden, Inc.	2,279	171,905
Broadcom Ltd.	500	116,525
CA, Inc.	4,106	141,534
Callidus Software, Inc.*	16,091	389,402
Cavium, Inc.*	2,358	146,503
Cirrus Logic, Inc.*	1,321	82,853
CommVault Systems, Inc.*	7,550	426,198
Comtech Telecommunications Corp.	11,829	224,396
Conduent, Inc.*	1,451	23,129
Cornerstone OnDemand, Inc.*	3,404	121,693
Cypress Semiconductor Corp.	27,982	381,955
DXC Technology Co.	8,178	627,417
EPAM Systems, Inc.*	4,121	346,535
Euronet Worldwide, Inc.*	4,235	370,012
Everspin Technologies, Inc.*	15,903	317,741
F5 Networks, Inc.*	408	51,840

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Fair Isaac Corp.	1,364	190,155
Fidelity Nat’l. Information Svcs., Inc.	6,635	566,629
Global Payments, Inc.	4,649	419,898
Globant S.A.*	3,729	161,988
Guidewire Software, Inc.*	3,318	227,980
Harris Corp.	2,046	223,178
II-VI, Inc.*	4,875	167,213
Integrated Device Technology, Inc.*	7,059	182,052
j2 Global, Inc.	2,095	178,264
KLA-Tencor Corp.	5,292	484,271
Littelfuse, Inc.	1,125	185,625
LogMeIn, Inc.	9,461	988,675
Lumentum Hldgs., Inc.*	8,196	467,582
Match Group, Inc.*	4,851	84,310
MAXIMUS, Inc.	3,615	226,407
MaxLinear, Inc. Cl A*	14,429	402,425
Microchip Technology, Inc.	4,007	309,260
MKS Instruments, Inc.	4,778	321,559
Monolithic Power Systems, Inc.	3,049	293,924
NeoPhotonics Corp.*	13,791	106,467
New Relic, Inc.*	7,523	323,564
Oclaro, Inc.*	16,897	157,818
Palo Alto Networks, Inc.*	1,682	225,068
Paycom Software, Inc.*	2,431	166,305
Perficient, Inc.*	16,630	309,983
Plexus Corp.*	3,496	183,785
Proofpoint, Inc.*	8,967	778,605
PTC, Inc.*	7,042	388,155
Rapid7, Inc.*	7,812	131,476
Red Hat, Inc.*	3,661	350,541
Richardson Electronics Ltd.	39,254	234,346
RingCentral, Inc. Cl A*	1,376	50,293
Rogers Corp.*	927	100,691
Science Applications Int’l. Corp.	2,318	160,916
Sequans Communications S.A. ADR*	127,218	421,091
Skyworks Solutions, Inc.	4,220	404,910
Splunk, Inc.*	4,729	269,033
Stamps.com, Inc.*	4,626	716,452
Super Micro Computer, Inc.*	2,564	63,203
Symantec Corp.	3,820	107,915
SYNNEX Corp.	2,242	268,950
Synopsys, Inc.*	2,738	199,682
Take-Two Interactive Software, Inc.*	5,869	430,667
Twilio, Inc. Cl A*	2,130	62,004
Universal Display Corp.	1,415	154,589
Vantiv, Inc. Cl A*	4,188	265,268
ViaSat, Inc.*	6,581	435,662
Virtusa Corp.*	4,286	126,008
Western Digital Corp.	1,527	135,292
Workday, Inc.*	1,362	132,114
Xerox Corp.	1,813	52,086
Xilinx, Inc.	3,421	220,039
Xperi Corp.	11,293	336,531
Xura, Inc.*	11,415	285,375
Zendisk, Inc.*	18,099	502,790

		21,665,158

MATERIALS (2.5%)
Ashland Global Holdings, Inc.	2,630	173,343
Axalta Coating Systems Ltd.*	14,161	453,718
Berry Global Group, Inc.*	4,560	259,966
Boise Cascade Co.*	6,844	208,058

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Crown Hldgs., Inc.*	13,037	777,788
Eastman Chemical Co.	4,303	361,409
Ferro Corp.*	34,154	624,677
Ferroglobe PLC	13,243	158,254
Freeport-McMoRan Copper & Gold, Inc.*	10,564	126,874
Huntsman Corp.	10,701	276,514
International Paper Co.	4,559	258,085
Kaiser Aluminum Corp.	4,114	364,171
Kraton Corporation Inc.*	9,143	314,885
Minerals Technologies, Inc.	649	47,507
Nucor Corp.	2,140	123,842
Orion Engineered Carbons S.A.	10,762	214,702
Packaging Corp. of America	7,413	825,734
PolyOne Corp.	2,501	96,889
Steel Dynamics, Inc.	18,365	657,650
The Mosaic Co.	2,430	55,477
TimkenSteel Corp.*	10,993	168,962
U.S. Concrete, Inc.*	3,970	311,844
United States Steel Corp.	4,183	92,612
Valvoline, Inc.	7,220	171,258
Vulcan Materials Co.	3,152	399,295
Westlake Chemical Corp.	3,345	221,472

		7,744,986

REAL ESTATE (4.0%)
Alexander’s, Inc.	610	257,091
Apartment Investment & Management Co. Cl A	3,528	151,598
Apple Hospitality REIT, Inc.	4,565	85,411
AvalonBay Communities, Inc.	1,140	219,074
Boston Properties, Inc.	1,385	170,383
Brandywine Realty Trust	9,951	174,441
Camden Property Trust	3,851	329,299
Chatham Lodging Trust	10,850	217,977
Chesapeake Lodging Trust	10,026	245,336
Colony NorthStar, Inc. Cl A	26,475	373,033
Cousins Properties, Inc.	15,207	133,670
CubeSmart	8,252	198,378
DDR Corp.	12,407	112,531
Duke Realty Corp.	32,536	909,381
Easterly Government Pptys.	27,848	583,416
EastGroup Properties, Inc.	2,184	183,019
Equity Lifestyle Properties, Inc.	910	78,569
Essex Property Trust, Inc.	1,202	309,239
Extra Space Storage, Inc.	2,564	199,992
FelCor Lodging Trust, Inc.	21,161	152,571
Forest City Realty Trust, Inc. Cl A	22,216	536,961
GGP, Inc.	6,469	152,410
Highwoods Properties, Inc.	6,225	315,670
Host Hotels & Resorts, Inc.	18,911	345,504
Kilroy Realty Corp.	10,274	772,091
Life Storage, Inc.	1,515	112,262
Medical Properties Trust, Inc.	6,215	79,987
New York REIT, Inc.	11,755	101,563
Pebblebrook Hotel Trust	6,703	216,105
Pennsylvania REIT	11,067	125,278
ProLogis, Inc.	5,397	316,480
QTS Realty Trust, Inc.	6,471	338,627
Regency Centers Corp.	6,322	396,010
Retail Opportunity Investments Corp.	9,135	175,301
RLJ Lodging Trust	1,953	38,806
SBA Communications Corp. Cl A*	3,349	451,780
Sun Communities, Inc.	3,945	345,937

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Terreno Realty Corp.	21,371	719,348
The GEO Group, Inc.	15,210	449,760
Urstadt Biddle Pptys., Inc. Cl A	5,009	99,178
Vornado Realty Trust	2,794	262,357
Welltower, Inc.	10,914	816,913
Weyerhaeuser Co.	3,385	113,398

		12,366,135

TELECOMMUNICATION SERVICES (0.4%)
CenturyLink, Inc.	4,257	101,657
Level 3 Communications, Inc.*	2,015	119,490
ORBCOMM, Inc.*	50,936	575,577
Shenandoah Telecommunications Co.	12,945	397,411
Zayo Group Hldgs., Inc.*	3,202	98,942

		1,293,077

UTILITIES (2.2%)
AES Corp.	9,480	105,323
Ameren Corp.	4,057	221,796
Avista Corp.	6,324	268,517
Chesapeake Utilities Corp.	5,391	404,055
Consolidated Edison, Inc.	3,145	254,179
Edison International	6,542	511,519
Entergy Corp.	2,505	192,309
Eversource Energy	9,331	566,485
FirstEnergy Corp.	5,416	157,931
Great Plains Energy, Inc.	7,821	228,999
Idacorp, Inc.	2,916	248,881
NiSource, Inc.	15,678	397,594
Northwest Natural Gas Co.	8,243	493,344
NorthWestern Corp.	3,517	214,607
PNM Resources, Inc.	6,149	235,199
Portland General Electric Co.	4,868	222,419
PPL Corp.	6,352	245,568
Public Svc. Enterprise Group, Inc.	5,772	248,254
Sempra Energy	7,030	792,633
UGI Corp.	14,588	706,205
Westar Energy, Inc.	2,709	143,631

		6,859,448

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $110,220,642) 42.4%		130,265,853

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.1%)
Mueller Industries, Inc.	NR	6.00	03/01/27	140,000	143,500

TOTAL ACTIVE ASSETS - LONG-TERM DEBT SECURITIES (Cost: $140,000) 0.1%					143,500

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	A-1+	0.91	08/24/17	1,000,000	998,630
U.S. Treasury Bill	A-1+	0.91	08/24/17	1,000,000	998,630
U.S. Treasury Bill	A-1+	0.91	08/24/17	1,000,000	998,630

					2,995,890

U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	0.65	07/03/17	500,000	499,982

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

FHLB	A-1+	0.45	07/03/17	500,000	499,988
FHLB	A-1+	0.45	07/03/17	500,000	499,988

					1,499,958

COMMERCIAL PAPER (0.3%)
Intercontinental Exchange, Inc.†	A-1	1.11	07/05/17	500,000	499,938
Wisconsin Power & Light	A-1	1.10	07/05/17	600,000	599,927

					1,099,865

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $5,595,713) 1.8%					5,595,713

				Shares	Value
ACTIVE ASSETS:
WARRANTS:
CONSUMER DISCRETIONARY (0.0%) (2)
Playa Hotels & Resorts NV - expiring 03/10/2022*				24,200	26,136

FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*				11,885	10,102

TOTAL ACTIVE ASSETS - WARRANTS (Cost: $14,366) 0.0% (2)					36,238

TOTAL ACTIVE ASSETS (Cost: $115,970,721) 44.3%					136,041,304

TOTAL INVESTMENTS (Cost: $226,773,599) 100.1%					307,371,314

OTHER NET ASSETS -0.1%					(376,415)

NET ASSETS 100.0%					$306,994,899

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (8.1%)
AMC Entertainment Hldgs., Inc. Cl A	100,840	2,294,110
Bassett Furniture Industries, Inc.	118,958	4,514,456
Belmond Ltd.*	116,419	1,548,373
Houghton Mifflin Harcourt Co.*	530,139	6,520,710
Intrawest Resorts Hldgs., Inc.*	111,722	2,652,280
MSG Networks, Inc.*	127,177	2,855,124
Playa Hotels & Resorts NV*	348,340	4,162,663
Red Rock Resorts, Inc. Cl A	50,640	1,192,572
Select Comfort Corp.*	235,124	8,344,551
Unifi, Inc.*	125,675	3,870,790

		37,955,629

CONSUMER STAPLES (2.4%)
Crimson Wine Group Ltd.*	476,811	5,106,646
Farmer Brothers Co.*	48,085	1,454,571
Orchids Paper Products Co.	95,846	1,241,206
Vector Group Ltd.	157,533	3,358,604

		11,161,027

ENERGY (4.3%)
Abraxas Petroleum Corp.*	583,968	946,028
Atwood Oceanics, Inc.*	181,585	1,479,918
Carrizo Oil and Gas, Inc.*	45,787	797,610
CrossAmerica Partners LP	92,662	2,362,881
Gulfport Energy Corp.*	75,461	1,113,050
Matrix Service Co.*	56,196	525,433
Nabors Industries Ltd.	159,126	1,295,286
PBF Energy, Inc.	281,879	6,274,627
PDC Energy, Inc.*	36,039	1,553,641
Range Resources Corp.	101,412	2,349,716
RSP Permian, Inc.*	43,387	1,400,098

		20,098,288

FINANCIALS (30.8%)
Allied World Assurance Co. Hldgs. AG	72,807	3,851,490
American Equity Investment Life Hldg. Co.	158,921	4,176,444
Aspen Insurance Hldgs. Ltd.	79,149	3,945,578
BancFirst Corp.	58,298	5,631,587
Bank of Marin Bancorp	47,018	2,893,958
Banner Corp.	95,264	5,383,369
Brookline Bancorp, Inc.	374,530	5,468,138
Bryn Mawr Bank Corp.	105,050	4,464,625
Canadian Imperial Bank of Commerce	46,187	3,748,537
Charter Financial Corp.	182,142	3,278,556
Customers Bancorp, Inc.*	141,303	3,996,049
Dime Community Bancshares	163,876	3,211,970
Eagle Bancorp, Inc.*	58,402	3,696,847
Easterly Acquisition Corp.*	293,383	2,948,499
Ellington Financial LLC	310,321	5,030,303
Enterprise Financial Svcs. Corp.	111,896	4,565,357
First Connecticut Bancorp, Inc.	84,433	2,165,706
First Interstate BancSytem, Inc.	131,988	4,909,954
Flushing Financial Corp.	113,686	3,204,808
Glacier Bancorp, Inc.	115,222	4,218,277
Great Southern Bancorp, Inc.	30,730	1,644,055
Hanmi Financial Corp.	87,786	2,497,512
Investors Bancorp, Inc.	287,456	3,840,412
iShares Russell 2000 Value ETF	40,870	4,858,217
Janus Henderson Group PLC*	70,859	2,346,141
Marlin Business Svcs. Corp.	166,824	4,195,624
MB Financial, Inc.	67,951	2,992,562

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

NMI Hldgs., Inc. Cl A*	433,350	4,961,858
Northfield Bancorp, Inc.	244,977	4,201,356
Prosperity Bancshares, Inc.	34,255	2,200,541
Selective Insurance Group, Inc.	115,135	5,762,507
Stock Yards Bancorp, Inc.	204,975	7,973,528
Stonegate Bank	29,541	1,364,203
SVB Financial Group*	52,726	9,268,703
TriCo Bancshares	62,751	2,205,698
UMB Financial Corp.	32,918	2,464,241
United Financial Bancorp, Inc.	38,589	644,050
Waterstone Financial, Inc.	49,432	931,793

		145,143,053

HEALTH CARE (5.0%)
Acadia Healthcare Co., Inc.*	62,800	3,101,064
Albany Molecular Research, Inc.*	100,069	2,171,497
Emergent Biosolutions, Inc.*	34,013	1,153,381
Envision Healthcare Corp.*	44,487	2,788,000
Kindred Healthcare, Inc.	125,345	1,460,269
Neurocrine Biosciences, Inc.*	23,600	1,085,600
Pacific Biosciences of CA, Inc.*	348,687	1,241,326
Supernus Pharmaceuticals, Inc.*	191,158	8,238,910
Wright Medical Group NV*	80,187	2,204,341

		23,444,388

INDUSTRIALS (13.1%)
Alaska Air Group, Inc.	40,240	3,611,942
Astronics Corp.*	67,567	2,058,767
AZZ, Inc.	75,810	4,230,198
BMC Stock Hldgs., Inc.*	156,617	3,422,081
Covenant Transportation Group Cl A*	129,226	2,265,332
Deluxe Corp.	57,509	3,980,773
EMCOR Group, Inc.	23,200	1,516,816
Encore Wire Corp.	96,894	4,137,374
Hyster-Yale Materials Handling, Inc. Cl A	45,750	3,213,938
Kirby Corp.*	52,452	3,506,416
LSC Communications, Inc.	108,718	2,326,565
Miller Industries, Inc.	260,428	6,471,636
Mueller Industries, Inc.	331,066	10,080,955
Orbital ATK, Inc.	37,592	3,697,549
Tutor Perini Corp.*	52,060	1,496,725
Universal Forest Products, Inc.	22,045	1,924,749
VSE Corp.	89,725	4,035,831

		61,977,647

INFORMATION TECHNOLOGY (11.1%)
Aerohive Networks, Inc.*	256,534	1,282,670
Ambarella, Inc.*	28,023	1,360,517
Anixter International, Inc.*	18,139	1,418,470
CommVault Systems, Inc.*	36,220	2,044,619
Comtech Telecommunications Corp.	161,666	3,066,804
Cypress Semiconductor Corp.	58,150	793,748
Everspin Technologies, Inc.*	53,795	1,074,824
LogMeIn, Inc.	27,939	2,919,626
MaxLinear, Inc. Cl A*	94,059	2,623,306
MKS Instruments, Inc.	65,107	4,381,701
Perficient, Inc.*	89,080	1,660,451
Plexus Corp.*	49,448	2,599,481
Proofpoint, Inc.*	54,213	4,707,315
Richardson Electronics Ltd.	533,438	3,184,625
Rogers Corp.*	13,056	1,418,143
Sequans Communications S.A. ADR*	904,166	2,992,789
Stamps.com, Inc.*	26,625	4,123,547
SYNNEX Corp.	30,673	3,679,533

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Virtusa Corp.*				59,213	1,740,862
Xperi Corp.				62,010	1,847,898
Xura, Inc.*				128,245	3,206,125

					52,127,054

MATERIALS (3.9%)
Boise Cascade Co.*				96,370	2,929,648
Ferro Corp.*				107,456	1,965,370
Kaiser Aluminum Corp.				58,145	5,146,995
Kraton Corporation Inc.*				128,556	4,427,469
TimkenSteel Corp.*				155,478	2,389,697
United States Steel Corp.				59,050	1,307,367

					18,166,546

REAL ESTATE (10.2%)
Alexander’s, Inc.				5,053	2,129,637
Chatham Lodging Trust				142,287	2,858,546
Chesapeake Lodging Trust				138,787	3,396,118
Colony NorthStar, Inc. Cl A				361,668	5,095,902
Cousins Properties, Inc.				207,220	1,821,464
Easterly Government Pptys.				202,273	4,237,619
FelCor Lodging Trust, Inc.				298,682	2,153,497
Forest City Realty Trust, Inc. Cl A				277,128	6,698,184
Highwoods Properties, Inc.				87,286	4,426,273
Life Storage, Inc.				21,674	1,606,043
Medical Properties Trust, Inc.				87,440	1,125,353
New York REIT, Inc.				167,140	1,444,090
Pennsylvania REIT				156,667	1,773,470
Terreno Realty Corp.				105,264	3,543,186
The GEO Group, Inc.				140,301	4,148,701
Urstadt Biddle Pptys., Inc. Cl A				70,624	1,398,355

					47,856,438

TELECOMMUNICATION SERVICES (1.3%)
ORBCOMM, Inc.*				339,801	3,839,751
Shenandoah Telecommunications Co.				70,364	2,160,175

					5,999,926

UTILITIES (4.0%)
Avista Corp.				87,482	3,714,486
Idacorp, Inc.				40,440	3,451,554
Northwest Natural Gas Co.				38,511	2,304,883
NorthWestern Corp.				46,978	2,866,598
PNM Resources, Inc.				84,539	3,233,617
Portland General Electric Co.				67,487	3,083,481

					18,654,619

TOTAL COMMON STOCKS (Cost: $334,499,687) 94.2%					442,584,615

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.4%)
Mueller Industries, Inc.	NR	6.00	03/01/27	1,655,000	1,696,375

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,655,000) 0.4%					1,696,375

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill	A-1+	0.91	08/24/17	7,000,000	6,990,413

U.S. GOVERNMENT AGENCIES (1.6%)
FHLB	A-1+	0.45	07/03/17	1,200,000	1,199,970
FHLB	A-1+	0.75	07/05/17	6,500,000	6,499,458

					7,699,428

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

COMMERCIAL PAPER (2.2%)
National Rural Utilities	A-1	1.15	08/01/17	600,000	599,406
Wal-Mart Stores, Inc.†	A-1+	1.07	07/10/17	5,000,000	4,998,662
Wisconsin Power & Light	A-1	1.10	07/05/17	5,000,000	4,999,389

					10,597,457

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $25,287,298) 5.3%					25,287,298

				Shares	Value
WARRANTS:
CONSUMER DISCRETIONARY (0.1%)
Playa Hotels & Resorts NV - expiring 03/10/2022*				273,830	295,736

FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*				146,691	124,687

TOTAL WARRANTS (Cost: $169,934) 0.1%					420,423

TOTAL INVESTMENTS (Cost: $361,611,919) 100.0%					469,988,711

OTHER NET ASSETS 0.0% (2)					(181,096)

NET ASSETS 100.0%					$469,807,615

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.2%)
AMC Networks, Inc. Cl A*	36,720	1,961,215
Belmond Ltd.*	186,279	2,477,511
Bloomin’ Brands, Inc.	215,624	4,577,698
Bright Horizons Family Solutions, Inc.*	39,300	3,034,353
Cooper Tire & Rubber Co.	83,835	3,026,444
Dave & Buster’s Entertainment, Inc.*	44,481	2,958,431
Five Below, Inc.*	146,058	7,210,883
Haverty Furniture Cos., Inc.	234,064	5,875,006
Intrawest Resorts Hldgs., Inc.*	98,437	2,336,894
LCI Industries	25,295	2,590,208
Lions Gate Entertainment Corp. Cl A	110,555	3,119,862
Lions Gate Entertainment Corp. Cl B*	110,555	2,905,385
Lithia Motors, Inc. Cl A	48,238	4,545,467
MSG Networks, Inc.*	64,703	1,452,582
Red Rock Resorts, Inc. Cl A	181,712	4,279,318
Select Comfort Corp.*	215,492	7,647,811
Steve Madden Ltd.*	89,868	3,590,227
Thor Industries, Inc.	40,826	4,267,134

		67,856,429

CONSUMER STAPLES (2.8%)
Cal-Maine Foods, Inc.*	47,614	1,885,514
National Beverage Corp.	4,282	400,624
Orchids Paper Products Co.	60,815	787,554
Vector Group Ltd.	133,235	2,840,570
Village Super Market, Inc. Cl A	94,409	2,447,081
WD-40 Co.	46,352	5,114,943

		13,476,286

ENERGY (1.0%)
Gulfport Energy Corp.*	90,012	1,327,677
Matador Resources Co.*	75,171	1,606,404
RPC, Inc.	78,255	1,581,534

		4,515,615

FINANCIALS (6.5%)
AMERISAFE, Inc.	40,925	2,330,679
First Merchants Corp.	75,239	3,020,093
Heritage Financial Corp.	128,124	3,395,286
Investors Bancorp, Inc.	214,377	2,864,077
iShares Russell 2000 Growth ETF	6,695	1,129,915
Moelis & Co. Cl A	104,672	4,066,507
Pinnacle Financial Partners, Inc.	50,061	3,143,831
S&T Bancorp, Inc.	45,073	1,616,318
Starwood Property Trust, Inc.	142,655	3,194,045
TriState Capital Hldgs., Inc.*	113,966	2,871,943
United Insurance Hldgs. Corp.	217,030	3,413,882

		31,046,576

HEALTH CARE (21.6%)
Abiomed, Inc.*	22,404	3,210,493
Acadia Healthcare Co., Inc.*	199,231	9,838,028
ACADIA Pharmaceuticals, Inc.*	66,634	1,858,422
Accelerate Diagnostics, Inc.*	11,075	302,901
Acceleron Pharma, Inc.*	53,496	1,625,743
Agios Pharmaceuticals, Inc.*	22,268	1,145,689
Anika Therapeutics, Inc.*	45,922	2,265,791
Atrion Corp.	2,947	1,895,805
BioSpecifics Technologies Corp.*	48,397	2,396,135
Catalent, Inc.*	58,159	2,041,381
Chemed Corp.	10,524	2,152,474
Clovis Oncology, Inc.*	35,633	3,336,318

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

DexCom, Inc.*	23,937	1,750,992
Emergent Biosolutions, Inc.*	73,635	2,496,963
Exact Sciences Corp.*	101,364	3,585,245
Insulet Corp.*	52,941	2,716,403
Intersect ENT, Inc.*	95,913	2,680,768
Karyopharm Therapeutics, Inc.*	141,806	1,283,344
Kite Pharma, Inc.*	34,980	3,626,377
Medicines Co.*	53,850	2,046,838
Neogen Corp.*	41,396	2,860,878
Neurocrine Biosciences, Inc.*	61,345	2,821,870
Nevro Corp.*	43,634	3,247,679
NuVasive, Inc.*	45,276	3,482,630
Omeros Corp.*	99,558	1,981,702
Omnicell, Inc.*	130,493	5,624,248
Pacira Pharmaceuticals, Inc.*	54,323	2,591,207
Penumbra, Inc.*	29,744	2,610,036
Prestige Brands Hldgs., Inc.*	44,451	2,347,457
Prothena Corp. PLC*	40,533	2,193,646
Radius Health, Inc.*	31,297	1,415,563
Repligen Corp.*	60,119	2,491,331
Sage Therapeutics, Inc.*	25,601	2,038,864
Supernus Pharmaceuticals, Inc.*	149,898	6,460,604
Ultragenyx Pharmaceutical, Inc.*	33,427	2,076,151
WellCare Health Plans, Inc.*	22,671	4,070,805
Wright Medical Group NV*	104,776	2,880,292

		103,451,073

INDUSTRIALS (14.7%)
Allegiant Travel Co.	38,689	5,246,228
Altra Industrial Motion Corp.	83,595	3,327,081
Astronics Corp.*	121,391	3,698,784
BMC Stock Hldgs., Inc.*	147,132	3,214,834
Covenant Transportation Group Cl A*	176,631	3,096,341
Deluxe Corp.	30,558	2,115,225
EnPro Industries, Inc.	101,830	7,267,607
Generac Hldgs., Inc.*	67,173	2,426,960
Granite Construction, Inc.	130,724	6,306,126
Healthcare Svcs. Group, Inc.	109,920	5,147,554
John Bean Technologies Corp.	35,535	3,482,430
Mueller Water Products, Inc. Cl A	359,832	4,202,838
NCI Building Systems, Inc.*	138,081	2,305,953
Quanex Building Products Corp.	82,442	1,743,648
Sun Hydraulics Corp.	117,160	4,999,217
Teledyne Technologies, Inc.*	35,955	4,589,656
Trex Co., Inc.*	63,391	4,289,035
Universal Forest Products, Inc.	28,974	2,529,720

		69,989,237

INFORMATION TECHNOLOGY (24.4%)
Acacia Communications, Inc.*	50,283	2,085,236
Ambarella, Inc.*	61,666	2,993,884
ARRIS International PLC*	42,468	1,189,953
Belden, Inc.	32,249	2,432,542
Callidus Software, Inc.*	230,097	5,568,347
Cavium, Inc.*	33,570	2,085,704
Cirrus Logic, Inc.*	18,776	1,177,631
CommVault Systems, Inc.*	70,908	4,002,757
Cornerstone OnDemand, Inc.*	48,372	1,729,299
Cypress Semiconductor Corp.	89,828	1,226,152
EPAM Systems, Inc.*	58,338	4,905,642
Euronet Worldwide, Inc.*	23,068	2,015,451
Everspin Technologies, Inc.*	171,549	3,427,549
Fair Isaac Corp.	19,341	2,696,329

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Globant S.A.*	53,042	2,304,144
II-VI, Inc.*	69,746	2,392,288
Integrated Device Technology, Inc.*	100,051	2,580,315
j2 Global, Inc.	29,871	2,541,723
Littelfuse, Inc.	15,910	2,625,150
LogMeIn, Inc.	49,209	5,142,341
Lumentum Hldgs., Inc.*	49,603	2,829,851
MAXIMUS, Inc.	50,666	3,173,212
MaxLinear, Inc. Cl A*	111,555	3,111,269
Monolithic Power Systems, Inc.	43,225	4,166,890
NeoPhotonics Corp.*	194,785	1,503,740
New Relic, Inc.*	108,038	4,646,714
Oclaro, Inc.*	240,411	2,245,439
Paycom Software, Inc.*	34,733	2,376,085
Perficient, Inc.*	144,465	2,692,828
Proofpoint, Inc.*	71,338	6,194,279
Rapid7, Inc.*	110,089	1,852,798
RingCentral, Inc. Cl A*	19,459	711,226
Science Applications Int’l. Corp.	33,114	2,298,774
Sequans Communications S.A. ADR*	861,023	2,849,986
Stamps.com, Inc.*	20,940	3,243,083
Super Micro Computer, Inc.*	36,381	896,792
Take-Two Interactive Software, Inc.*	47,208	3,464,123
Twilio, Inc. Cl A*	30,258	880,810
Universal Display Corp.	20,134	2,199,640
ViaSat, Inc.*	38,847	2,571,671
Xperi Corp.	97,116	2,894,057
Zendisk, Inc.*	174,972	4,860,722

		116,786,426

MATERIALS (4.7%)
Berry Global Group, Inc.*	64,476	3,675,777
Ferro Corp.*	376,408	6,884,502
Ferroglobe PLC	189,523	2,264,800
Minerals Technologies, Inc.	9,130	668,316
Orion Engineered Carbons S.A.	153,044	3,053,228
PolyOne Corp.	36,198	1,402,311
U.S. Concrete, Inc.*	56,434	4,432,891

		22,381,825

REAL ESTATE (5.0%)
CubeSmart	116,702	2,805,516
Easterly Government Pptys.	184,379	3,862,740
EastGroup Properties, Inc.	30,791	2,580,286
Pebblebrook Hotel Trust	94,730	3,054,095
QTS Realty Trust, Inc.	92,010	4,814,883
Retail Opportunity Investments Corp.	129,052	2,476,508
Terreno Realty Corp.	123,091	4,143,243

		23,737,271

TELECOMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	382,162	4,318,431
Shenandoah Telecommunications Co.	112,177	3,443,834

		7,762,265

UTILITIES (2.2%)
Chesapeake Utilities Corp.	75,281	5,642,311
Northwest Natural Gas Co.	78,024	4,669,736

		10,312,047

TOTAL COMMON STOCKS (Cost: $388,567,368) 98.7%		471,315,050

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill	A-1+	0.89	08/10/17	4,400,000	4,395,647
U.S. Treasury Bill	A-1+	0.91	08/24/17	1,500,000	1,497,946

					5,893,593

U.S. GOVERNMENT AGENCIES (1.4%)
FHLB	A-1+	0.45	07/03/17	2,500,000	2,499,938
FHLB	A-1+	0.75	07/05/17	4,000,000	3,999,666

					6,499,604

COMMERCIAL PAPER (0.4%)
Wisconsin Power & Light	A-1	1.10	07/05/17	2,000,000	1,999,756

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,392,953) 3.0%					14,392,953

TOTAL INVESTMENTS (Cost: $402,960,321) 101.7%					485,708,003

OTHER NET ASSETS -1.7%					(8,302,593)

NET ASSETS 100.0%					$477,405,410

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (2.9%)
Dillard’s, Inc. Cl A	2,672	154,148
Liberty Interactive Corp. Ser. A QVC Group*	17,450	428,223
Macy’s, Inc.	13,482	313,322
MSG Networks, Inc.*	21,903	491,722
Ralph Lauren Corp.	5,037	371,731
Taylor Morrison Home Corp. Cl A*	12,722	305,455
Wiley (John) & Sons, Inc. Cl A	14,076	742,509

		2,807,110

CONSUMER STAPLES (3.0%)
Constellation Brands, Inc. Cl A	1,719	333,022
Edgewell Personal Care Co.*	7,604	578,056
Energizer Hldgs., Inc.	7,902	379,454
Ingredion, Inc.	8,421	1,003,867
Vector Group Ltd.	29,991	639,408

		2,933,807

ENERGY (7.5%)
Baker Hughes, Inc.	18,432	1,004,728
Cheniere Energy, Inc.*	15,507	755,346
Hess Corp.	7,538	330,692
MPLX LP	16,998	567,733
Nabors Industries Ltd.	69,463	565,429
Noble Energy, Inc.	26,701	755,638
PBF Energy, Inc.	54,263	1,207,894
Range Resources Corp.	34,765	805,505
Tesoro Corp.	4,420	413,712
Weatherford Int’l. PLC*	49,088	189,971
Williams Cos., Inc.	25,751	779,740

		7,376,388

FINANCIALS (19.4%)
American Financial Group, Inc.	12,849	1,276,805
Ameriprise Financial, Inc.	11,272	1,434,813
Associated Banc-Corp.	50,204	1,265,141
BankUnited, Inc.	23,723	799,702
Discover Financial Svcs.	12,401	771,218
Everest Re Group Ltd.	6,216	1,582,531
Fifth Third Bancorp	40,116	1,041,411
Hartford Financial Svcs. Group, Inc.	21,415	1,125,787
KeyCorp	103,272	1,935,317
Lincoln National Corp.	15,429	1,042,692
Progressive Corp.	23,743	1,046,829
Reinsurance Grp. of America, Inc.	12,382	1,589,725
Starwood Property Trust, Inc.	34,048	762,335
SVB Financial Group*	9,919	1,743,661
Synchrony Financial	15,793	470,947
Voya Financial, Inc.	27,446	1,012,483
Zions Bancorporation	6,130	269,168

		19,170,565

HEALTH CARE (6.4%)
Acadia Healthcare Co., Inc.*	13,583	670,729
Agilent Technologies, Inc.	16,100	954,891
Boston Scientific Corp.*	46,000	1,275,120
Centene Corp.*	7,027	561,317
Hill-Rom Hldgs., Inc.	8,790	699,772
Humana, Inc.	3,554	855,163
Neurocrine Biosciences, Inc.*	9,860	453,560
Zimmer Biomet Hldgs., Inc.	6,613	849,109

		6,319,661

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

INDUSTRIALS (13.7%)
Alaska Air Group, Inc.	21,680	1,945,997
Carlisle Cos., Inc.	11,438	1,091,185
Kirby Corp.*	17,344	1,159,446
L-3 Communications Corp.	11,257	1,880,820
LSC Communications, Inc.	23,380	500,332
Mueller Industries, Inc.	15,200	462,840
Old Dominion Freight Line, Inc.	13,893	1,323,169
Orbital ATK, Inc.	15,847	1,558,711
Oshkosh Corp.	10,661	734,330
Stanley Black & Decker, Inc.	10,266	1,444,734
United Rentals, Inc.*	12,402	1,397,829

		13,499,393

INFORMATION TECHNOLOGY (10.3%)
Analog Devices, Inc.	12,223	950,949
ARRIS International PLC*	19,334	541,739
Avnet, Inc.	18,235	708,977
Broadcom Ltd.	2,141	498,960
CA, Inc.	17,838	614,876
Conduent, Inc.*	6,766	107,850
Cypress Semiconductor Corp.	35,470	484,166
DXC Technology Co.	15,427	1,183,559
F5 Networks, Inc.*	1,906	242,176
Fidelity Nat’l. Information Svcs., Inc.	5,959	508,899
Harris Corp.	9,543	1,040,950
KLA-Tencor Corp.	2,330	213,218
LogMeIn, Inc.	3,520	367,840
PTC, Inc.*	3,440	189,613
Skyworks Solutions, Inc.	2,270	217,807
Stamps.com, Inc.*	5,874	909,736
Symantec Corp.	17,673	499,262
Western Digital Corp.	7,122	631,009
Xerox Corp.	8,458	242,998

		10,154,584

MATERIALS (9.6%)
Crown Hldgs., Inc.*	31,585	1,884,361
Eastman Chemical Co.	19,797	1,662,750
Freeport-McMoRan Copper & Gold, Inc.*	49,260	591,613
International Paper Co.	21,259	1,203,472
Nucor Corp.	9,932	574,765
Packaging Corp. of America	20,809	2,317,917
Steel Dynamics, Inc.	28,317	1,014,032
The Mosaic Co.	10,680	243,824

		9,492,734

REAL ESTATE (13.6%)
Alexander’s, Inc.	1,137	479,200
Apartment Investment & Management Co. Cl A	16,452	706,942
AvalonBay Communities, Inc.	5,202	999,668
Brandywine Realty Trust	46,401	813,410
DDR Corp.	55,483	503,231
Duke Realty Corp.	51,172	1,430,257
Equity Lifestyle Properties, Inc.	4,221	364,441
Forest City Realty Trust, Inc. Cl A	13,055	315,539
GGP, Inc.	30,168	710,758
Host Hotels & Resorts, Inc.	46,595	851,291
Kilroy Realty Corp.	8,734	656,360
ProLogis, Inc.	24,757	1,451,750
Regency Centers Corp.	7,776	487,089
RLJ Lodging Trust	8,525	169,392
The GEO Group, Inc.	23,710	701,105
Vornado Realty Trust	13,033	1,223,799
Welltower, Inc.	13,332	997,900
Weyerhaeuser Co.	15,789	528,932

		13,391,064

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

UTILITIES (9.3%)
AES Corp.	41,460	460,621
Ameren Corp.	18,208	995,431
Consolidated Edison, Inc.	14,115	1,140,774
Edison International	6,761	528,643
Entergy Corp.	10,621	815,374
Eversource Energy	10,994	667,446
FirstEnergy Corp.	24,306	708,763
Great Plains Energy, Inc.	35,098	1,027,669
PPL Corp.	28,507	1,102,081
Public Svc. Enterprise Group, Inc.	26,919	1,157,786
Westar Energy, Inc.	11,270	597,535

		9,202,123

TOTAL COMMON STOCKS (Cost: $76,933,809) 95.7%		94,347,429

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
INDUSTRIALS (0.0%) (2)
Mueller Industries, Inc.	NR	6.00	03/01/27	43,000	44,075

TOTAL LONG-TERM DEBT SECURITIES (Cost: $43,000) 0.0% (2)					44,075

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill	A-1+	0.91	08/24/17	2,000,000	1,997,261

U.S. GOVERNMENT AGENCIES (1.7%)
FHLB	A-1+	0.45	07/03/17	1,600,000	1,599,960

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,597,221) 3.7%					3,597,221

TOTAL INVESTMENTS (Cost: $80,574,030) 99.4%					97,988,725

OTHER NET ASSETS 0.6%					613,044

NET ASSETS 100.0%					$98,601,769

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.5%)
Aaron’s, Inc.	49,645	1,931,191
Adtalem Global Education, Inc.	44,858	1,702,361
AMC Networks, Inc. Cl A*	44,056	2,353,031
American Eagle Outfitters, Inc.	136,069	1,639,631
Big Lots, Inc.	35,492	1,714,264
Brinker International, Inc.	37,936	1,445,362
Brunswick Corp.	70,363	4,413,871
Buffalo Wild Wings, Inc.*	12,898	1,634,177
Cabela’s, Inc.*	40,705	2,418,691
Cable One, Inc.	3,580	2,545,022
CalAtlantic Group, Inc.	59,911	2,117,854
Carter’s, Inc.	38,048	3,384,370
Cheesecake Factory, Inc.	34,209	1,720,713
Chico’s FAS, Inc.	97,724	920,560
Churchill Downs, Inc.	9,416	1,725,953
Cinemark Hldgs., Inc.	81,841	3,179,523
Cooper Tire & Rubber Co.	39,172	1,414,109
Cracker Barrel Old Country Store, Inc.	18,834	3,149,987
Dana Hldg. Corp.	110,410	2,465,455
Deckers Outdoor Corp.*	24,229	1,653,872
Dick’s Sporting Goods, Inc.	67,838	2,701,988
Dillard’s, Inc. Cl A	16,843	971,673
Domino’s Pizza, Inc.	36,975	7,821,320
Dunkin’ Brands Group, Inc.	69,919	3,853,935
GameStop Corp. Cl A	79,666	1,721,582
Gentex Corp.	226,096	4,289,041
Graham Hldgs. Co. Cl B	3,652	2,189,922
Helen of Troy Ltd.*	20,571	1,935,731
HSN, Inc.	24,541	782,858
International Speedway Corp. Cl A	17,756	666,738
Jack in the Box, Inc.	22,990	2,264,515
Kate Spade & Co.*	97,063	1,794,695
KB Home	65,773	1,576,579
Live Nation Entertainment, Inc.*	102,954	3,587,947
Meredith Corp.	28,644	1,702,886
Michaels Stores, Inc.*	83,038	1,537,864
Murphy USA, Inc.*	27,657	2,049,660
New York Times Co. Cl A	94,828	1,678,456
NVR, Inc.*	2,681	6,462,845
Office Depot, Inc.	410,625	2,315,925
Panera Bread Co. Cl A*	16,282	5,122,968
Papa John’s Int’l., Inc.	19,600	1,406,496
Polaris Industries, Inc.	46,065	4,248,575
Pool Corp.	31,879	3,748,014
Sally Beauty Hldgs., Inc.*	106,185	2,150,246
Service Corp. International	146,419	4,897,716
Skechers U.S.A., Inc. Cl A*	106,759	3,149,391
Sotheby’s*	34,971	1,876,894
TEGNA, Inc.	161,618	2,328,915
Tempur Sealy Int’l., Inc.*	37,565	2,005,595
Texas Roadhouse, Inc.	49,509	2,522,484
The Wendy’s Co.	152,604	2,366,888
Thor Industries, Inc.	36,390	3,803,483
Toll Brothers, Inc.	114,002	4,504,219
TRI Pointe Group, Inc.*	125,816	1,659,513
Tupperware Brands Corp.	39,572	2,779,142
Urban Outfitters, Inc.*	72,041	1,335,640
Wiley (John) & Sons, Inc. Cl A	33,913	1,788,911
Williams-Sonoma, Inc.	61,625	2,988,813

		150,120,060

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

CONSUMER STAPLES (3.7%)
Avon Products, Inc.*	339,197	1,288,949
Boston Beer Co., Inc. Cl A*	6,777	895,581
Casey’s General Stores, Inc.	30,313	3,246,825
Dean Foods Co.	71,558	1,216,486
Edgewell Personal Care Co.*	45,666	3,471,529
Energizer Hldgs., Inc.	47,184	2,265,776
Flowers Foods, Inc.	142,163	2,460,842
Hain Celestial Group, Inc.*	79,831	3,099,039
Ingredion, Inc.	56,129	6,691,138
Lamb Weston Hldgs., Inc.	108,805	4,791,772
Lancaster Colony Corp.	15,297	1,875,718
Nu Skin Enterprises, Inc. Cl A	39,736	2,497,010
Post Hldgs., Inc.*	51,791	4,021,571
Snyder’s-Lance, Inc.	68,343	2,366,035
Sprouts Farmers Market, Inc.*	99,909	2,264,937
Tootsie Roll Industries, Inc.	14,547	506,963
TreeHouse Foods, Inc.*	44,229	3,613,067
United Natural Foods, Inc.*	38,967	1,430,089

		48,003,327

ENERGY (2.9%)
CONSOL Energy, Inc.*	139,387	2,082,442
Diamond Offshore Drilling, Inc.*	44,743	484,567
Dril-Quip, Inc.*	28,136	1,373,037
Energen Corp.*	74,285	3,667,450
Ensco PLC Cl A	226,582	1,169,163
Gulfport Energy Corp.*	127,041	1,873,855
HollyFrontier Corp.	135,125	3,711,884
Matador Resources Co.*	71,518	1,528,340
Nabors Industries Ltd.	222,917	1,814,544
Oceaneering Int’l., Inc.	73,303	1,674,241
Oil States International, Inc.*	40,569	1,101,448
Patterson-UTI Energy, Inc.	128,435	2,593,103
PBF Energy, Inc.	86,083	1,916,208
QEP Resources, Inc.*	185,533	1,873,883
Rowan Companies PLC Cl A*	95,221	975,063
SM Energy Co.	73,107	1,208,459
Southwestern Energy Co.*	399,400	2,428,352
Superior Energy Services, Inc.*	113,963	1,188,634
World Fuel Services Corp.	54,153	2,082,183
WPX Energy, Inc.*	308,309	2,978,265

		37,725,121

FINANCIALS (16.2%)
Alleghany Corp.*	12,000	7,137,600
American Financial Group, Inc.	56,634	5,627,721
Aspen Insurance Hldgs. Ltd.	45,496	2,267,976
Associated Banc-Corp.	117,776	2,967,955
BancorpSouth, Inc.	64,010	1,952,305
Bank of Hawaii Corp.	33,039	2,741,246
Bank of the Ozarks, Inc.	93,399	4,377,611
Berkley (W.R.) Corp.	75,685	5,235,131
Brown & Brown, Inc.	89,584	3,858,383
Cathay General Bancorp	59,713	2,266,108
Chemical Financial Corp.	55,327	2,678,380
CNO Financial Group, Inc.	131,205	2,739,560
Commerce Bancshares, Inc.	67,806	3,853,415
Cullen/Frost Bankers, Inc.	43,719	4,105,651
East West Bancorp, Inc.	111,586	6,536,708
Eaton Vance Corp.	90,416	4,278,485
FactSet Research Systems, Inc.	30,252	5,027,277
Federated Investors, Inc. Cl B	70,135	1,981,314
First American Financial Corp.	87,245	3,898,979
First Horizon National Corp.	182,779	3,184,010
FNB Corp.	253,681	3,592,123

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Fulton Financial Corp.	135,828	2,580,732
Genworth Financial, Inc.*	385,808	1,454,496
Hancock Hldg. Co.	65,988	3,233,412
Hanover Insurance Group, Inc.	33,463	2,965,826
Home Bancshares, Inc.	101,320	2,522,868
International Bancshares Corp.	46,682	1,636,204
Janus Henderson Group PLC*	141,067	4,670,728
Kemper Corp.	38,405	1,482,433
Legg Mason, Inc.	64,689	2,468,532
MarketAxess Hldgs., Inc.	28,991	5,830,090
MB Financial, Inc.	55,431	2,441,181
Mercury General Corp.	27,526	1,486,404
MSCI, Inc. Cl A	70,140	7,223,719
New York Community Bancorp, Inc.	374,828	4,921,492
Old Republic Int’l. Corp.	188,632	3,683,983
PacWest Bancorp	92,556	4,322,365
Pinnacle Financial Partners, Inc.	55,849	3,507,317
Primerica, Inc.	35,941	2,722,531
Prosperity Bancshares, Inc.	54,335	3,490,480
Reinsurance Grp. of America, Inc.	50,108	6,433,366
RenaissanceRe Hldgs. Ltd.	31,062	4,319,171
SEI Investments Co.	104,407	5,615,008
Signature Bank*	41,656	5,978,886
SLM Corp.*	340,733	3,918,430
Stifel Financial Corp.*	53,980	2,482,000
SVB Financial Group*	40,907	7,191,042
Synovus Financial Corp.	94,369	4,174,885
TCF Financial Corp.	137,567	2,192,818
Texas Capital Bancshares, Inc.*	38,041	2,944,373
Trustmark Corp.	54,492	1,752,463
UMB Financial Corp.	34,712	2,598,540
Umpqua Hldgs. Corp.	174,317	3,200,460
United Bankshares, Inc.	83,211	3,261,871
Valley National Bancorp	206,481	2,438,541
Washington Federal, Inc.	68,277	2,266,796
Webster Financial Corp.	73,000	3,812,060
Wintrust Financial Corp.	43,606	3,333,243

		210,866,684

HEALTH CARE (9.0%)
Abiomed, Inc.*	31,337	4,490,592
Acadia Healthcare Co., Inc.*	58,981	2,912,482
Akorn, Inc.*	68,806	2,307,753
Allscripts Healthcare Solutions, Inc.*	144,828	1,848,005
Bio-Rad Laboratories, Inc. Cl A*	16,204	3,667,127
Bio-Techne Corp.	28,744	3,377,420
Bioverative, Inc.*	83,924	5,049,707
Catalent, Inc.*	96,800	3,397,680
Charles River Laboratories Int’l., Inc.*	36,174	3,659,000
Endo International PLC*	154,382	1,724,447
Globus Medical, Inc. Cl A*	54,826	1,817,482
Halyard Health, Inc.*	36,510	1,434,113
HealthSouth Corp.	70,548	3,414,523
Hill-Rom Hldgs., Inc.	45,197	3,598,133
INC Research Hldgs., Inc. Cl A*	40,607	2,375,510
LifePoint Health, Inc.*	32,332	2,171,094
LivaNova PLC*	33,376	2,042,945
Masimo Corp.*	35,062	3,196,953
Medidata Solutions, Inc.*	42,862	3,351,808
MEDNAX, Inc.*	71,262	4,302,087
Molina Healthcare, Inc.*	33,488	2,316,700
NuVasive, Inc.*	39,034	3,002,495
Owens & Minor, Inc.	48,737	1,568,844
PAREXEL International Corp.*	38,921	3,382,624
Prestige Brands Hldgs., Inc.*	41,659	2,200,012

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

ResMed, Inc.	109,439	8,522,010
STERIS PLC	64,744	5,276,636
Teleflex, Inc.	34,599	7,188,288
Tenet Healthcare Corp.*	64,366	1,244,838
United Therapeutics Corp.*	34,471	4,471,923
VCA Inc.*	62,299	5,750,821
WellCare Health Plans, Inc.*	34,615	6,215,469
West Pharmaceutical Svcs., Inc.	57,145	5,401,345

		116,680,866

INDUSTRIALS (14.8%)
AECOM*	121,922	3,941,738
AGCO Corp.	51,041	3,439,653
Avis Budget Group, Inc.*	67,794	1,848,742
Carlisle Cos., Inc.	49,938	4,764,085
Clean Harbors, Inc.*	40,719	2,273,342
Copart, Inc.*	158,751	5,046,694
Crane Co.	38,931	3,090,343
Curtiss-Wright Corp.	34,844	3,197,982
Deluxe Corp.	38,285	2,650,088
Donaldson Co., Inc.	100,996	4,599,358
Dun & Bradstreet Corp.	27,942	3,021,927
Dycom Industries, Inc.*	24,084	2,156,000
EMCOR Group, Inc.	44,844	2,931,901
EnerSys	33,569	2,432,074
Esterline Technologies Corp.*	23,489	2,226,757
FTI Consulting, Inc.*	33,328	1,165,147
GATX Corp.	29,575	1,900,785
Genesee & Wyoming, Inc. Cl A*	48,199	3,296,330
Graco, Inc.	43,050	4,704,504
Granite Construction, Inc.	30,823	1,486,902
HNI Corp.	35,435	1,412,793
Hubbell, Inc.	40,005	4,527,366
Huntington Ingalls Industries, Inc.	35,567	6,621,153
IDEX Corp.	58,760	6,640,468
ITT, Inc.	67,227	2,701,181
JetBlue Airways Corp*	256,037	5,845,325
KBR, Inc.	112,296	1,709,145
Kennametal, Inc.	62,524	2,339,648
Kirby Corp.*	42,006	2,808,101
KLX, Inc.*	40,900	2,045,000
Landstar System, Inc.	32,114	2,748,958
Lennox International, Inc.	30,032	5,515,076
Lincoln Electric Hldgs., Inc.	48,027	4,422,806
Manpowergroup, Inc.	51,766	5,779,674
Miller (Herman), Inc.	45,500	1,383,200
MSA Safety, Inc.	23,436	1,902,300
MSC Industrial Direct Co., Inc. Cl A	35,002	3,008,772
Nordson Corp.	41,163	4,993,895
NOW, Inc.*	82,351	1,324,204
Old Dominion Freight Line, Inc.	53,002	5,047,910
Orbital ATK, Inc.	44,882	4,414,594
Oshkosh Corp.	56,780	3,911,006
Pitney Bowes, Inc.	143,084	2,160,568
Regal Beloit Corp.	34,642	2,825,055
Rollins, Inc.	73,964	3,011,075
Ryder System, Inc.	42,092	3,029,782
Smith (A.O.) Corp.	112,258	6,323,493
Teledyne Technologies, Inc.*	27,285	3,482,930
Terex Corp.	75,601	2,835,038
Timken Co.	53,167	2,458,974
Toro Co.	83,313	5,772,758
Trinity Industries, Inc.	119,197	3,341,092
Valmont Industries, Inc.	17,857	2,671,407
Wabtec Corp.	66,480	6,082,920

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Watsco, Inc.	23,992	3,699,566
Werner Enterprises, Inc.	35,376	1,038,286
Woodward, Inc.	43,091	2,912,090

		192,921,961

INFORMATION TECHNOLOGY (17.5%)
3D Systems Corp.*	86,332	1,614,408
ACI Worldwide, Inc.*	92,099	2,060,255
Acxiom Corp.*	63,617	1,652,770
ARRIS International PLC*	145,776	4,084,644
Arrow Electronics, Inc.*	68,378	5,362,203
Avnet, Inc.	96,883	3,766,811
Belden, Inc.	33,312	2,512,724
Blackbaud, Inc.	37,476	3,213,567
Broadridge Financial Solutions, Inc.	91,623	6,923,034
Brocade Communications Systems, Inc.	314,217	3,962,276
Cadence Design Systems, Inc.*	216,285	7,243,385
Cars.com, Inc.*	55,158	1,468,858
CDK Global, Inc.	110,758	6,873,641
Ciena Corp.*	109,801	2,747,221
Cirrus Logic, Inc.*	50,072	3,140,516
Cognex Corp.	67,089	5,695,856
Coherent, Inc.*	18,737	4,215,638
CommVault Systems, Inc.*	31,750	1,792,288
Convergys Corp.	74,275	1,766,260
CoreLogic, Inc.*	66,315	2,876,745
Cree, Inc.*	74,122	1,827,107
Cypress Semiconductor Corp.	257,755	3,518,356
Diebold Nixdorf, Inc.	58,190	1,629,320
DST Systems, Inc.	47,271	2,916,621
Fair Isaac Corp.	23,797	3,317,540
First Solar, Inc.*	61,115	2,437,266
Fortinet, Inc.*	115,331	4,317,993
Henry (Jack) & Associates, Inc.	60,455	6,279,461
Integrated Device Technology, Inc.*	103,323	2,664,700
InterDigital, Inc.	27,153	2,098,927
IPG Photonics Corp.*	29,140	4,228,214
j2 Global, Inc.	36,611	3,115,230
Jabil Circuit, Inc.	142,341	4,154,934
Keysight Technologies, Inc.*	143,270	5,577,501
Knowles Corp.*	65,279	1,104,521
Leidos Hldgs., Inc.	110,915	5,733,196
Littelfuse, Inc.	17,388	2,869,020
LogMeIn, Inc.	40,807	4,264,332
Manhattan Associates, Inc.*	55,038	2,645,126
MAXIMUS, Inc.	50,329	3,152,105
Microsemi Corp.*	87,467	4,093,456
Monolithic Power Systems, Inc.	29,011	2,796,660
National Instruments Corp.	81,916	3,294,662
NCR Corp.*	94,636	3,864,934
NetScout Systems, Inc.*	71,121	2,446,562
NeuStar, Inc. Cl A*	42,224	1,408,170
Plantronics, Inc.	25,976	1,358,805
PTC, Inc.*	89,273	4,920,728
Sabre Corp.	159,737	3,477,474
Science Applications Int’l. Corp.	33,651	2,336,052
Silicon Laboratories, Inc.*	32,250	2,204,288
Synaptics, Inc.*	26,446	1,367,523
SYNNEX Corp.	22,874	2,743,965
Take-Two Interactive Software, Inc.*	80,603	5,914,648
Tech Data Corp.*	26,382	2,664,582
Teradata Corp.*	100,982	2,977,959
Teradyne, Inc.	153,795	4,618,464
Trimble Navigation Ltd.*	196,035	6,992,568
Tyler Technologies, Inc.*	26,234	4,608,527

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Ultimate Software Group, Inc.*	22,662	4,760,380
VeriFone Systems, Inc.*	89,419	1,618,484
Versum Materials, Inc.	82,673	2,686,873
ViaSat, Inc.*	41,638	2,756,436
Vishay Intertechnology, Inc.	107,000	1,776,200
WebMD Health Corp.*	28,469	1,669,707
WEX, Inc.*	30,463	3,176,377
Zebra Technologies Corp. Cl A*	40,048	4,025,625

		227,384,679

MATERIALS (7.5%)
Allegheny Technologies, Inc.	86,234	1,466,840
AptarGroup, Inc.	47,635	4,137,576
Ashland Global Holdings, Inc.	48,558	3,200,458
Bemis Co., Inc.	70,418	3,256,833
Cabot Corp.	47,812	2,554,595
Carpenter Technology Corp.	35,660	1,334,754
Commercial Metals Co.	88,032	1,710,462
Compass Minerals Int’l., Inc.	25,763	1,682,324
Domtar Corp.	48,808	1,875,203
Eagle Materials, Inc.	37,008	3,420,279
Greif, Inc. Cl A	20,906	1,166,137
Louisiana-Pacific Corp.*	111,736	2,693,955
Minerals Technologies, Inc.	26,819	1,963,151
NewMarket Corp.	7,154	3,294,274
Olin Corp.	125,679	3,805,560
Owens-Illinois, Inc.*	124,126	2,969,094
Packaging Corp. of America	72,185	8,040,682
PolyOne Corp.	62,062	2,404,282
Reliance Steel & Aluminum Co.	56,786	4,134,589
Royal Gold, Inc.	51,145	3,998,005
RPM International, Inc.	104,249	5,686,783
Scotts Miracle-Gro Co. Cl A	35,169	3,146,219
Sensient Technologies Corp.	34,878	2,808,725
Silgan Hldgs., Inc.	56,952	1,809,935
Sonoco Products Co.	75,483	3,881,336
Steel Dynamics, Inc.	184,255	6,598,172
The Chemours Co.	143,164	5,428,779
United States Steel Corp.	135,267	2,994,811
Valvoline, Inc.	158,452	3,758,481
Worthington Industries, Inc.	35,202	1,767,844

		96,990,138

REAL ESTATE (9.7%)
Alexander & Baldwin, Inc.	37,079	1,534,329
American Campus Communities, Inc.	104,362	4,936,323
Camden Property Trust	67,956	5,810,918
Care Capital Pptys., Inc.	64,282	1,716,329
CoreCivic, Inc.	94,032	2,593,403
Corporate Office Pptys. Trust	75,538	2,646,096
Cousins Properties, Inc.	329,169	2,893,396
CyrusOne, Inc.	59,503	3,317,292
DCT Industrial Trust, Inc.	72,090	3,852,490
Douglas Emmett, Inc.	115,183	4,401,142
Duke Realty Corp.	274,451	7,670,905
Education Realty Trust, Inc.	55,803	2,162,366
EPR Properties	49,666	3,569,495
First Industrial Realty Trust, Inc.	90,916	2,602,016
Healthcare Realty Trust	90,408	3,087,433
Highwoods Properties, Inc.	78,328	3,972,013
Hospitality Properties Trust	127,508	3,716,858
Jones Lang LaSalle, Inc.	35,367	4,420,875
Kilroy Realty Corp.	75,492	5,673,224
Lamar Advertising Co. Cl A	63,982	4,707,156
LaSalle Hotel Pptys.	87,172	2,597,726
Liberty Property Trust	115,113	4,686,250

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Life Storage, Inc.	36,022	2,669,230
Mack-Cali Realty Corp.	67,999	1,845,493
Medical Properties Trust, Inc.	283,616	3,650,138
National Retail Pptys., Inc.	117,567	4,596,870
Omega Healthcare Investors, Inc.	153,858	5,080,391
Potlatch Corp.	32,825	1,500,103
Quality Care Properties, Inc.*	73,573	1,347,122
Rayonier, Inc.	97,318	2,799,839
Senior Housing Pptys. Trust	185,881	3,799,408
Tanger Factory Outlet Centers, Inc.	78,689	2,044,340
Taubman Centers, Inc.	48,317	2,877,277
The GEO Group, Inc.	98,114	2,901,231
Uniti Group, Inc.*	123,322	3,100,315
Urban Edge Pptys.	78,028	1,851,604
Washington Prime Group, Inc.	144,381	1,208,469
Weingarten Realty Investors	91,231	2,746,053

		126,585,918

TELECOMMUNICATION SERVICES (0.2%)
Frontier Communications Corp.	869,560	1,008,690
Telephone & Data Systems, Inc.	72,996	2,025,639

		3,034,329

UTILITIES (5.4%)
Aqua America, Inc.	138,015	4,595,900
Atmos Energy Corp.	81,081	6,725,669
Black Hills Corp.	41,377	2,791,706
Great Plains Energy, Inc.	166,868	4,885,895
Hawaiian Electric Industries, Inc.	83,548	2,705,284
Idacorp, Inc.	38,530	3,288,536
MDU Resources Group, Inc.	150,168	3,934,402
National Fuel Gas Co.	65,271	3,644,733
New Jersey Resources Corp.	66,424	2,637,033
NorthWestern Corp.	36,398	2,221,006
OGE Energy Corp.	151,648	5,275,834
ONE Gas, Inc.	40,860	2,852,437
PNM Resources, Inc.	61,345	2,346,446
Southwest Gas Corp.	36,529	2,668,809
UGI Corp.	132,184	6,399,028
Vectren Corp.	64,237	3,754,010
Westar Energy, Inc.	109,764	5,819,687
WGL Hldgs., Inc.	39,483	3,294,067

		69,840,482

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $987,493,626) 98.4%		1,280,153,565

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	A-1+	0.75	07/06/17	6,000,000	5,999,378
U.S. Treasury Bill (1)	A-1+	0.89	08/10/17	3,000,000	2,997,033

					8,996,411

U.S. GOVERNMENT AGENCIES (0.5%)
FHLB	A-1+	0.45	07/03/17	2,500,000	2,499,938
FHLB	A-1+	0.75	07/05/17	4,000,000	3,999,666

					6,499,604

COMMERCIAL PAPER (0.5%)
Wisconsin Power & Light	A-1	1.10	07/05/17	6,000,000	5,999,267

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,495,282) 1.7%					21,495,282

TOTAL INVESTMENTS (Cost: $1,008,988,908) 100.1%					1,301,648,847

OTHER NET ASSETS -0.1%					(908,000)

NET ASSETS 100.0%					$1,300,740,847

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (95.2%)
iShares Core MSCI EAFE ETF	287,919	17,531,388
iShares Core MSCI Europe ETF	393,284	18,433,221
iShares Core MSCI Pacific ETF	177,010	9,585,092
iShares Edge MSCI Emerging Markets ETF	204,014	11,302,376
iShares MSCI EAFE ETF	2,585,851	168,597,484
iShares MSCI EAFE Growth ETF	472,818	34,969,619
iShares MSCI EAFE Small-Cap ETF	177,935	10,291,743
iShares MSCI EAFE Value ETF	661,029	34,175,199
Vanguard FTSE Developed Markets ETF	2,129,980	88,010,774
Vanguard FTSE Europe ETF	424,630	23,414,098
Vanguard FTSE Pacific ETF	220,480	14,507,584

		430,818,578

TOTAL COMMON STOCKS (Cost: $396,876,407) 95.2%		430,818,578

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill	A-1+	0.89	08/10/17	2,000,000	1,998,022
U.S. Treasury Bill	A-1+	0.91	08/24/17	4,000,000	3,994,522

					5,992,544

U.S. GOVERNMENT AGENCIES (1.6%)
FHLB	A-1+	0.45	07/03/17	2,200,000	2,199,945
FHLB	A-1+	0.75	07/05/17	5,000,000	4,999,583

					7,199,528

COMMERCIAL PAPER (2.3%)
Intercontinental Exchange, Inc.†	A-1	1.11	07/05/17	5,500,000	5,499,321
Wisconsin Power & Light	A-1	1.10	07/05/17	5,000,000	4,999,389

					10,498,710

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,690,782) 5.2%					23,690,782

TOTAL INVESTMENTS (Cost: $420,567,189) 100.4%					454,509,360

OTHER NET ASSETS -0.4%					(1,803,093)

NET ASSETS 100.0%					$452,706,267

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Amazon.com, Inc.*	2,164	2,094,752
Comcast Corp. Cl A	56,550	2,200,926
Ford Motor Co.	104,743	1,172,074
Home Depot, Inc.	16,231	2,489,835
Ross Stores, Inc.	14,600	842,858
Viacom, Inc. Cl B	34,154	1,146,550
Whirlpool Corp.	6,737	1,290,944
Wyndham Worldwide Corp.	9,728	976,788

		12,214,727

CONSUMER STAPLES (3.6%)
Church & Dwight Co., Inc.	15,288	793,141
Kimberly-Clark Corp.	10,283	1,327,638
PepsiCo, Inc.	19,174	2,214,405
Walgreens Boots Alliance, Inc.	26,902	2,106,696

		6,441,880

ENERGY (4.3%)
Anadarko Petroleum Corp.	7,520	340,957
Chevron Corp.	18,811	1,962,552
Cimarex Energy Co.	3,203	301,114
Devon Energy Corp.	9,768	312,283
Marathon Petroleum Corp.	26,599	1,391,926
Noble Energy, Inc.	19,206	543,530
Range Resources Corp.	32,126	744,359
Schlumberger Ltd.	10,724	706,068
Williams Cos., Inc.	49,425	1,496,589

		7,799,378

FINANCIALS (8.4%)
American Int’l. Group, Inc.	20,510	1,282,285
Citigroup, Inc.	24,585	1,644,245
CME Group, Inc.	11,543	1,445,645
Comerica, Inc.	11,202	820,434
JPMorgan Chase & Co.	29,779	2,721,801
KeyCorp	58,834	1,102,549
Morgan Stanley	25,545	1,138,285
PNC Financial Svcs. Grp., Inc.	10,860	1,356,088
Principal Financial Grp., Inc.	9,835	630,128
Prudential Financial, Inc.	7,318	791,369
SunTrust Banks, Inc.	13,617	772,356
Synchrony Financial	51,843	1,545,958

		15,251,143

HEALTH CARE (9.2%)
AbbVie, Inc.	32,927	2,387,537
Aetna, Inc.	7,130	1,082,548
Becton, Dickinson & Co.	7,339	1,431,912
Bristol-Myers Squibb Co.	30,304	1,688,539
Celgene Corp.*	14,645	1,901,946
Gilead Sciences, Inc.	21,168	1,498,271
Humana, Inc.	2,960	712,235
Johnson & Johnson	22,935	3,034,071
UnitedHealth Group, Inc.	13,210	2,449,398
Vertex Pharmaceuticals, Inc.*	3,330	429,137

		16,615,594

INDUSTRIALS (4.5%)
Boeing Co.	10,840	2,143,610
Eaton Corp. PLC	18,184	1,415,261
FedEx Corp.	7,847	1,705,389
Ingersoll-Rand PLC	17,719	1,619,339
L-3 Communications Corp.	7,891	1,318,428

		8,202,027

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

INFORMATION TECHNOLOGY (14.3%)
Activision Blizzard, Inc.				22,067	1,270,397
Alphabet, Inc. Cl A*				3,216	2,989,851
Apple, Inc.				35,219	5,072,239
Applied Materials, Inc.				27,169	1,122,351
Broadcom Ltd.				7,633	1,778,871
Cisco Systems, Inc.				41,520	1,299,576
Corning, Inc.				45,061	1,354,083
HP, Inc.				64,024	1,119,140
Lam Research Corp.				9,986	1,412,320
Microsoft Corp.				53,207	3,667,559
Oracle Corp.				38,433	1,927,031
Skyworks Solutions, Inc.				8,050	772,398
TE Connectivity Ltd.				14,079	1,107,736
Total System Services, Inc.				19,484	1,134,943

					26,028,495

MATERIALS (2.4%)
Avery Dennison Corp.				12,647	1,117,615
Eastman Chemical Co.				13,327	1,119,335
International Paper Co.				21,194	1,199,792
Newmont Mining Corp.				10,814	350,265
Nucor Corp.				11,018	637,612

					4,424,619

REAL ESTATE (1.7%)
American Tower Corp.				12,340	1,632,829
Essex Property Trust, Inc.				1,257	323,388
ProLogis, Inc.				9,440	553,562
Simon Property Group, Inc.				3,268	528,632

					3,038,411

TELECOMMUNICATION SERVICES (0.5%)
CenturyLink, Inc.				39,550	944,454

UTILITIES (1.4%)
NextEra Energy, Inc.				9,934	1,392,051
Sempra Energy				9,752	1,099,538

					2,491,589

TOTAL COMMON STOCKS (Cost: $85,798,086) 57.0%					103,452,317

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.8%)
U.S. Treasury Note	AA+	1.50	02/28/23	500,000	486,758
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	712,793
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	493,145
U.S. Treasury Note	AA+	2.00	11/15/26	800,000	780,062
U.S. Treasury Note	AA+	2.13	05/15/25	750,000	745,283
U.S. Treasury Note	AA+	2.25	02/15/27	350,000	348,373
U.S. Treasury Note	AA+	2.38	05/15/27	900,000	905,695
U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,498,861
U.S. Treasury Strip	AA+	0.00	08/15/28	6,000,000	4,547,826
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	4,040,806

					19,559,602

U.S. GOVERNMENT AGENCIES (12.0%)
MORTGAGE-BACKED OBLIGATIONS (11.7%)
FHLMC	AA+	2.50	09/01/27	252,063	255,237
FHLMC	AA+	3.00	06/01/27	158,585	163,052

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

FHLMC	AA+	3.00	08/01/27	168,490	173,177
FHLMC	AA+	3.00	10/15/37	215,880	221,422
FHLMC	AA+	3.00	11/01/42	233,217	234,205
FHLMC	AA+	3.00	04/01/43	271,918	273,253
FHLMC	AA+	3.50	01/01/43	309,488	319,346
FHLMC	AA+	3.50	06/01/45	355,417	366,659
FHLMC	AA+	3.50	07/01/45	421,085	435,449
FHLMC	AA+	4.00	02/01/25	33,823	35,491
FHLMC	AA+	4.00	03/01/41	155,422	164,106
FHLMC	AA+	4.00	07/01/41	193,960	206,533
FHLMC	AA+	4.00	11/01/42	137,306	145,549
FHLMC	AA+	4.00	01/01/43	249,665	265,115
FHLMC	AA+	4.00	01/01/44	254,145	269,366
FHLMC	AA+	4.00	10/01/44	202,576	213,213
FHLMC	AA+	4.00	06/01/45	359,197	380,336
FHLMC	AA+	4.50	08/01/34	33,193	35,699
FHLMC	AA+	4.50	08/15/35	35,676	37,538
FHLMC	AA+	4.50	02/01/44	239,718	256,803
FHLMC	AA+	5.00	02/01/26	19,636	21,315
FHLMC	AA+	5.00	10/01/40	242,524	264,855
FHLMC	AA+	5.50	07/01/32	37,980	42,221
FHLMC	AA+	5.50	05/01/33	44,178	48,789
FHLMC	AA+	5.50	06/01/37	106,993	119,898
FHLMC	AA+	6.00	03/15/32	37,702	41,244
FHLMC ARM	AA+	2.76	02/01/36	29,007	30,630
FHLMC ARM	AA+	2.90	04/01/37	32,719	34,555
FHLMC ARM	AA+	2.93	05/01/37	28,209	29,499
FHLMC ARM	AA+	3.40	03/01/37	6,390	6,734
FHLMC ARM	AA+	4.62	09/01/39	25,501	26,835
FHLMC Strip	AA+	3.00	01/15/43	313,234	310,987
FNMA	AA+	2.40	05/01/43	336,233	340,380
FNMA	AA+	3.00	06/01/33	307,105	314,371
FNMA	AA+	3.00	09/01/33	261,207	267,391
FNMA	AA+	3.00	12/01/42	304,253	302,716
FNMA	AA+	3.00	01/01/43	653,027	655,796
FNMA	AA+	3.00	02/01/43	173,293	173,741
FNMA	AA+	3.00	03/01/43	356,107	358,650
FNMA	AA+	3.00	09/01/43	361,891	363,331
FNMA	AA+	3.50	03/25/28	271,229	280,030
FNMA	AA+	3.50	08/01/38	231,637	239,274
FNMA	AA+	3.50	10/01/41	153,794	158,913
FNMA	AA+	3.50	11/01/41	277,256	286,088
FNMA	AA+	3.50	12/01/41	262,215	270,943
FNMA	AA+	3.50	04/01/42	412,808	425,854
FNMA	AA+	3.50	04/01/42	308,689	318,926
FNMA	AA+	3.50	08/01/42	245,454	252,516
FNMA	AA+	3.50	10/01/42	245,054	252,762
FNMA	AA+	3.50	08/01/43	470,093	483,482
FNMA	AA+	3.50	08/01/43	388,448	400,982
FNMA	AA+	3.50	01/01/44	98,270	99,942
FNMA	AA+	3.50	04/01/45	329,486	339,971
FNMA	AA+	3.50	06/01/45	906,295	933,827
FNMA	AA+	4.00	05/01/19	12,751	13,200
FNMA	AA+	4.00	07/25/26	373,631	404,319
FNMA	AA+	4.00	01/01/31	172,781	183,213
FNMA	AA+	4.00	11/01/40	165,733	174,914
FNMA	AA+	4.00	05/01/41	171,023	179,808
FNMA	AA+	4.00	11/01/45	396,509	419,321
FNMA	AA+	4.00	02/01/47	296,452	313,087
FNMA	AA+	4.50	05/01/18	4,127	4,226
FNMA	AA+	4.50	05/01/30	58,561	62,967

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

FNMA	AA+	4.50	04/01/31	76,188	81,924
FNMA	AA+	4.50	08/01/33	30,610	32,961
FNMA	AA+	4.50	09/01/33	63,178	68,031
FNMA	AA+	4.50	06/01/34	48,680	52,318
FNMA	AA+	4.50	08/01/35	37,833	40,635
FNMA	AA+	4.50	12/01/35	39,704	42,770
FNMA	AA+	4.50	05/01/39	64,065	69,523
FNMA	AA+	4.50	05/01/39	100,396	108,941
FNMA	AA+	4.50	05/01/40	104,851	113,419
FNMA	AA+	5.00	04/01/18	10,555	10,809
FNMA	AA+	5.00	06/01/33	66,348	72,791
FNMA	AA+	5.00	10/01/33	69,035	76,233
FNMA	AA+	5.00	11/01/33	44,669	49,003
FNMA	AA+	5.00	11/01/33	182,006	199,770
FNMA	AA+	5.00	03/01/34	24,320	26,689
FNMA	AA+	5.00	04/01/34	41,005	45,271
FNMA	AA+	5.00	09/01/35	22,763	24,915
FNMA	AA+	5.00	11/25/35	90,307	97,782
FNMA	AA+	5.00	08/01/37	196,087	215,155
FNMA	AA+	5.00	05/01/39	85,147	92,798
FNMA	AA+	5.00	06/01/40	43,957	48,109
FNMA	AA+	5.50	03/01/34	14,032	15,609
FNMA	AA+	5.50	05/01/34	140,783	156,954
FNMA	AA+	5.50	07/01/34	45,892	51,327
FNMA	AA+	5.50	09/01/34	20,667	22,987
FNMA	AA+	5.50	09/01/34	68,191	76,124
FNMA	AA+	5.50	10/01/34	24,680	27,457
FNMA	AA+	5.50	02/01/35	37,916	42,434
FNMA	AA+	5.50	02/01/35	60,044	67,586
FNMA	AA+	5.50	08/01/35	14,802	16,435
FNMA	AA+	5.50	08/01/37	9,622	10,689
FNMA	AA+	5.50	11/01/38	7,874	8,299
FNMA	AA+	5.50	06/01/48	17,596	18,915
FNMA	AA+	6.00	05/01/23	18,356	20,638
FNMA	AA+	6.00	04/01/32	8,186	9,204
FNMA	AA+	6.00	05/01/32	13,335	15,177
FNMA	AA+	6.00	04/01/33	91,005	104,025
FNMA	AA+	6.00	05/01/33	48,730	54,823
FNMA	AA+	6.00	06/01/34	22,092	25,201
FNMA	AA+	6.00	09/01/34	12,891	14,610
FNMA	AA+	6.00	10/01/34	25,442	28,665
FNMA	AA+	6.00	11/01/34	13,174	14,812
FNMA	AA+	6.00	12/01/36	35,152	39,942
FNMA	AA+	6.00	01/01/37	37,745	42,887
FNMA	AA+	6.00	04/01/37	9,535	10,021
FNMA	AA+	6.00	05/01/37	6,788	7,243
FNMA	AA+	6.00	06/01/37	10,052	10,608
FNMA	AA+	6.00	10/25/44	92,677	105,231
FNMA	AA+	6.00	02/25/47	83,904	95,671
FNMA	AA+	6.00	12/25/49	46,684	52,895
FNMA	AA+	6.50	05/01/32	7,839	8,670
FNMA	AA+	6.50	05/01/32	24,212	26,779
FNMA	AA+	6.50	07/01/32	3,906	4,320
FNMA	AA+	6.50	07/01/34	26,294	29,465
FNMA	AA+	6.50	05/01/37	19,976	20,820
FNMA	AA+	6.50	09/01/37	10,752	11,892
FNMA	AA+	7.00	09/01/31	14,791	16,359
FNMA	AA+	7.00	04/01/32	4,945	5,413
FNMA	AA+	7.50	06/01/31	5,485	6,288
FNMA	AA+	7.50	02/01/32	5,960	6,945
FNMA	AA+	7.50	06/01/32	4,579	5,416

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

FNMA	AA+	8.00	04/01/32	1,535	1,627
FNMA Strip	AA+	3.00	08/25/42	262,321	262,837
GNMA (3)	AA+	4.00	08/15/41	189,671	200,711
GNMA (3)	AA+	4.00	01/15/42	251,371	265,627
GNMA (3)	AA+	4.00	08/20/42	170,691	180,199
GNMA (3)	AA+	4.50	04/20/31	97,887	105,241
GNMA (3)	AA+	4.50	10/15/40	163,978	179,815
GNMA (3)	AA+	4.50	10/20/43	321,946	347,590
GNMA (3)	AA+	5.00	10/15/24	194,920	212,412
GNMA (3)	AA+	5.00	04/15/39	140,526	156,963
GNMA (3)	AA+	5.00	06/20/39	166,364	181,001
GNMA (3)	AA+	5.00	11/15/39	84,398	92,532
GNMA (3)	AA+	6.50	04/15/31	1,922	2,100
GNMA (3)	AA+	6.50	10/15/31	3,120	3,622
GNMA (3)	AA+	6.50	12/15/31	1,501	1,642
GNMA (3)	AA+	6.50	05/15/32	7,179	7,845
GNMA (3)	AA+	7.00	05/15/31	2,830	3,318
GNMA (3)	AA+	7.00	05/15/32	689	709
Small Business Administration (3)	AA+	2.81	06/01/37	1,350,000	1,352,531
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	141,791	150,183

					21,291,240

NON-MORTGAGE-BACKED OBLIGATIONS (0.3%)
FHLMC	AA+	0.00	11/29/19	500,000	477,865

CORPORATE DEBT (16.1%)
CONSUMER DISCRETIONARY (3.0%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	106,131
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	292,728
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	261,932
Coach, Inc.	BBB-	4.25	04/01/25	100,000	101,998
Dollar General Corp.	BBB	3.25	04/15/23	300,000	305,563
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	273,198
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	321,000
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	300,000	311,852
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	240,283
Kohl’s Corp.	BBB-	4.00	11/01/21	100,000	102,417
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	310,223
Macy’s Retail Hldgs., Inc.	BBB-	2.88	02/15/23	216,000	198,041
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	25,583
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	357,900
Mattel, Inc.	BBB	3.15	03/15/23	350,000	345,966
NVR, Inc.	BBB+	3.95	09/15/22	300,000	314,080
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	104,375
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	266,352
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	300,000	315,407
Staples, Inc.	BBB-	4.38	01/12/23	275,000	278,710
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	373,197
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	346,905

					5,553,841

CONSUMER STAPLES (1.0%)
Edgewell Personal Care Co.	BB+	4.70	05/19/21	275,000	292,875
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	267,962
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	414,318
Sysco Corp.	BBB+	2.60	06/12/22	300,000	301,359
Sysco Corp.	BBB+	3.75	10/01/25	100,000	103,667
Whole Foods Market, Inc.	BBB-	5.20	12/03/25	300,000	346,709

					1,726,890

ENERGY (1.6%)
Cameron International Corp.	AA-	4.50	06/01/21	300,000	315,725
Energen Corp.	BB	4.63	09/01/21	250,000	253,125
EQT Corp.	BBB	4.88	11/15/21	210,000	223,972

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	335,562
Murphy Oil Corp.	BBB-	3.50	12/01/17	200,000	200,228
Noble Corp.	BB-	7.50	03/15/19	800,000	802,000
Rowan Companies PLC	B+	4.88	06/01/22	300,000	278,250
Seacor Hldgs., Inc.	NR	7.38	10/01/19	250,000	252,500
TechnipFMC PLC†	BBB+	2.00	10/01/17	250,000	249,890

					2,911,252

FINANCIALS (3.2%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	320,474
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	328,973
American Express Co.	BBB	3.63	12/05/24	250,000	255,816
Bank of America Corp.	BBB	3.95	04/21/25	300,000	303,972
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	250,000	269,711
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	275,471
Block Financial LLC	BBB	5.25	10/01/25	350,000	370,986
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	323,675
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	248,703
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	103,740
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	259,249
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	318,633
First Republic Bank	A-	2.38	06/17/19	150,000	150,810
First Tennessee Bank	BBB	2.95	12/01/19	350,000	353,819
Lincoln National Corp.	A-	4.00	09/01/23	250,000	263,382
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	270,233
Pacific LifeCorp.†	A-	6.00	02/10/20	100,000	108,376
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	271,155
Signet UK Finance PLC	BBB-	4.70	06/15/24	250,000	243,326
Synchrony Financial	BBB-	3.70	08/04/26	400,000	386,020
Unum Group	BBB	4.00	03/15/24	150,000	154,929
Voya Financial, Inc.	BBB	3.65	06/15/26	250,000	250,475

					5,831,928

HEALTH CARE (1.6%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	311,970
Anthem, Inc.	A	4.35	08/15/20	250,000	265,314
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	214,892
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	261,809
Owens & Minor, Inc.	BBB	3.88	09/15/21	400,000	409,200
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	324,172
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	160,495
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	266,174
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	375,000	390,745
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	253,809

					2,858,580

INDUSTRIALS (1.0%)
Crane Co.	BBB	2.75	12/15/18	350,000	353,635
Dun & Bradstreet Corp.	BB+	3.25	12/01/17	400,000	402,091
Equifax, Inc.	BBB+	3.30	12/15/22	300,000	306,835
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	203,887
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	266,927
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	300,000	303,495

					1,836,870

INFORMATION TECHNOLOGY (1.4%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	372,869
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	317,296
eBay, Inc.	BBB+	2.88	08/01/21	325,000	328,712
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	388,996
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	203,748
Ingram Micro, Inc.	NR	5.25	09/01/17	100,000	100,427
Juniper Networks, Inc.	BBB	4.60	03/15/21	350,000	372,502
Symantec Corp.	BB+	4.20	09/15/20	350,000	368,375
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	100,304

					2,553,229

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

MATERIALS (1.1%)
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	300,000	281,154
Methanex Corp.	BB+	3.25	12/15/19	250,000	251,312
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	262,324
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	160,946
Sherwin-Williams Co.†	BBB	3.95	01/15/26	350,000	361,169
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	101,664
Teck Resources Ltd.	BB	4.75	01/15/22	300,000	310,500
Vulcan Materials Co.	BBB	7.00	06/15/18	250,000	261,775

					1,990,844

REAL ESTATE (1.1%)
American Tower Corp.	BBB-	4.50	01/15/18	250,000	253,425
Government Pptys. Income Trust	BBB-	3.75	08/15/19	350,000	352,725
Healthcare Realty Trust	BBB	3.75	04/15/23	250,000	254,305
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	267,978
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	250,000	260,386
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	100,000	102,775
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	213,948
Welltower, Inc.	BBB+	6.13	04/15/20	250,000	274,359

					1,979,901

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB+	3.00	06/30/22	350,000	350,181
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	347,179

					697,360

UTILITIES (0.7%)
Entergy Corp.	BBB	5.13	09/15/20	250,000	269,418
Exelon Corp.	BBB-	5.15	12/01/20	340,000	366,713
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	265,663
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	106,502
SCANA Corp.	BBB	4.13	02/01/22	300,000	301,772

					1,310,068

TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,618,675) 38.9%					70,579,470

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill	A-1+	0.91	08/24/17	1,000,000	998,630

U.S. GOVERNMENT AGENCIES (3.0%)
FHLB	A-1+	0.45	07/03/17	3,050,000	3,049,924
FHLB	A-1+	0.45	07/03/17	2,050,000	2,049,949
FHLB	A-1+	0.65	07/03/17	500,000	499,982

					5,599,855

COMMERCIAL PAPER (0.6%)
Wisconsin Power & Light	A-1	1.10	07/05/17	1,000,000	999,878

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,598,363) 4.2%					7,598,363

TOTAL INVESTMENTS (Cost: $162,015,124) 100.1%					181,630,150

OTHER NET ASSETS -0.1%					(81,928)

NET ASSETS 100.0%					$181,548,222

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.9%)	17,281,085	25,421,219
Equity Index Fund (21.6%)	4,652,182	17,746,456
Mid-Cap Equity Index Fund (5.6%)	1,997,765	4,585,888
Mid-Term Bond Fund (33.9%)	26,324,456	27,907,450
Money Market Fund (8.0%)	5,501,408	6,601,965

TOTAL INVESTMENTS (Cost: $79,362,476) 100.0%		82,262,978

OTHER NET ASSETS -0.0% (2)		(1,637)

NET ASSETS 100.0%		$82,261,341

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.4%)	4,248,492	6,249,714
Equity Index Fund (24.1%)	1,549,192	5,909,627
International Fund (4.5%)	1,297,905	1,102,160
Mid-Cap Equity Index Fund (8.1%)	866,794	1,989,734
Mid-Term Bond Fund (32.9%)	7,628,840	8,087,592
Money Market Fund (5.0%)	1,025,677	1,230,863

TOTAL INVESTMENTS (Cost: $23,381,259) 100.0%		24,569,690

OTHER NET ASSETS -0.0% (2)		(165)

NET ASSETS 100.0%		$24,569,525

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.9%)	25,013,276	36,795,604
Equity Index Fund (28.1%)	10,887,887	41,533,501
International Fund (5.0%)	8,726,229	7,410,175
Mid-Cap Equity Index Fund (9.6%)	6,207,042	14,248,320
Mid-Term Bond Fund (27.4%)	38,165,571	40,460,620
Money Market Fund (3.0%)	3,687,265	4,424,902
Small Cap Growth Fund (1.0%)	1,069,770	1,534,541
Small Cap Value Fund (1.0%)	886,138	1,523,658

TOTAL INVESTMENTS (Cost: $134,869,826) 100.0%		147,931,321

OTHER NET ASSETS -0.0% (2)		(2,059)

NET ASSETS 100.0%		$147,929,262

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.6%)	73,424,509	108,010,609
Equity Index Fund (32.3%)	38,727,671	147,732,587
International Fund (8.0%)	43,120,905	36,617,583
Mid-Cap Equity Index Fund (11.6%)	23,193,142	53,240,066
Mid-Term Bond Fund (20.1%)	86,855,020	92,077,960
Small Cap Growth Fund (2.1%)	6,608,622	9,479,797
Small Cap Value Fund (2.3%)	6,158,654	10,589,412

TOTAL INVESTMENTS (Cost: $408,788,529) 100.0%		457,748,014

OTHER NET ASSETS -0.0% (2)		(3,142)

NET ASSETS 100.0%		$457,744,872

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.3%)	86,758,023	127,624,783
Equity Index Fund (35.5%)	53,111,826	202,603,133
International Fund (9.7%)	65,507,053	55,627,541
Mid-Cap Equity Index Fund (14.6%)	36,420,256	83,603,024
Mid-Term Bond Fund (9.9%)	53,543,660	56,763,454
Small Cap Growth Fund (3.9%)	15,438,911	22,146,484
Small Cap Value Fund (4.1%)	13,641,296	23,455,336

TOTAL INVESTMENTS (Cost: $502,991,383) 100.0%		571,823,755

OTHER NET ASSETS -0.0% (2)		(3,709)

NET ASSETS 100.0%		$571,820,046

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.0%)	65,080,485	95,736,192
Equity Index Fund (37.3%)	46,752,510	178,344,557
International Fund (11.5%)	64,397,920	54,685,683
Mid-Cap Equity Index Fund (18.6%)	38,737,061	88,921,273
Mid-Term Bond Fund (2.0%)	8,993,281	9,534,083
Small Cap Growth Fund (5.2%)	17,160,352	24,615,822
Small Cap Value Fund (5.4%)	14,921,078	25,655,839

TOTAL INVESTMENTS (Cost: $412,024,818) 100.0%		477,493,449

OTHER NET ASSETS -0.0% (2)		(3,075)

NET ASSETS 100.0%		$477,490,374

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (15.3%)	41,652,021	61,271,914
Equity Index Fund (39.4%)	41,163,973	157,026,232
International Fund (11.9%)	56,191,280	47,716,736
Mid-Cap Equity Index Fund (21.4%)	37,207,325	85,409,749
Small Cap Growth Fund (5.9%)	16,500,382	23,669,122
Small Cap Value Fund (6.1%)	14,258,196	24,516,055

TOTAL INVESTMENTS (Cost: $339,129,625) 100.0%		399,609,808

OTHER NET ASSETS -0.0% (2)		(2,574)

NET ASSETS 100.0%		$399,607,234

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited) )

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.8%)	28,544,491	41,990,173
Equity Index Fund (38.1%)	32,555,687	124,188,616
International Fund (13.4%)	51,617,620	43,832,857
Mid-Cap Equity Index Fund (21.1%)	30,032,325	68,939,471
Small Cap Growth Fund (7.2%)	16,405,106	23,532,453
Small Cap Value Fund (7.4%)	14,068,385	24,189,687

TOTAL INVESTMENTS (Cost: $275,296,750) 100.0%		326,673,257

OTHER NET ASSETS -0.0% (2)		(2,142)

NET ASSETS 100.0%		$326,671,115

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.6%)	26,970,007	39,674,040
Equity Index Fund (36.3%)	35,555,462	135,631,713
International Fund (14.2%)	62,315,052	52,916,945
Mid-Cap Equity Index Fund (22.3%)	36,401,544	83,560,072
Small Cap Growth Fund (8.2%)	21,450,290	30,769,562
Small Cap Value Fund (8.4%)	18,319,968	31,500,013

TOTAL INVESTMENTS (Cost: $308,815,183) 100.0%		374,052,345

OTHER NET ASSETS -0.0% (2)		(2,455)

NET ASSETS 100.0%		$374,049,890

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.7%)	11,827,647	17,398,978
Equity Index Fund (34.8%)	18,322,942	69,895,647
International Fund (15.6%)	37,032,918	31,447,762
Mid-Cap Equity Index Fund (22.3%)	19,565,163	44,912,009
Small Cap Growth Fund (9.2%)	12,969,012	18,603,516
Small Cap Value Fund (9.4%)	11,036,110	18,975,885

TOTAL INVESTMENTS (Cost: $183,317,656) 100.0%		201,233,797

OTHER NET ASSETS -0.0% (2)		(1,122)

NET ASSETS 100.0%		$201,232,675

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.0%)	697,363	1,025,851
Equity Index Fund (32.6%)	1,092,358	4,166,968
International Fund (16.9%)	2,537,330	2,154,660
Mid-Cap Equity Index Fund (22.3%)	1,238,972	2,844,071
Small Cap Growth Fund (10.0%)	892,458	1,280,194
Small Cap Value Fund (10.2%)	755,957	1,299,820

TOTAL INVESTMENTS (Cost: $12,225,230) 100.0%		12,771,564

OTHER NET ASSETS -0.0% (2)		(52)

NET ASSETS 100.0%		$12,771,512

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (34.6%)	34,059,658	50,103,222
Equity Index Fund (22.0%)	8,369,663	31,927,353
International Fund (4.4%)	7,426,287	6,306,284
Mid-Cap Equity Index Fund (2.2%)	1,403,865	3,222,584
Mid-Term Bond Fund (36.8%)	50,362,777	53,391,291

TOTAL INVESTMENTS (Cost: $137,569,398) 100.0%		144,950,734

OTHER NET ASSETS -0.0% (2)		(292)

NET ASSETS 100.0%		$144,950,442

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.3%)	58,961,642	86,735,110
Equity Index Fund (36.0%)	35,204,097	134,291,381
International Fund (10.3%)	44,975,833	38,192,758
Mid-Cap Equity Index Fund (16.0%)	25,870,439	59,385,825
Mid-Term Bond Fund (14.4%)	50,387,743	53,417,760

TOTAL INVESTMENTS (Cost: $310,041,689) 100.0%		372,022,834

OTHER NET ASSETS -0.0% (2)		(570)

NET ASSETS 100.0%		$372,022,264

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.0%)	38,493,797	56,626,031
Equity Index Fund (35.0%)	25,870,801	98,688,102
International Fund (15.0%)	49,923,883	42,394,563
Mid-Cap Equity Index Fund (19.9%)	24,422,415	56,061,874
Small Cap Growth Fund (5.1%)	9,925,486	14,237,703
Small Cap Value Fund (5.0%)	8,180,617	14,066,048

TOTAL INVESTMENTS (Cost: $221,781,662) 100.0%		282,074,321

OTHER NET ASSETS -0.0% (2)		(1,360)

NET ASSETS 100.0%		$282,072,961

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.5%)
U.S. Treasury Bill	A-1+	0.75	07/13/17	2,450,000	2,449,387
U.S. Treasury Bill	A-1+	0.77	07/27/17	1,000,000	999,440
U.S. Treasury Bill	A-1+	0.80	07/20/17	1,000,000	999,577
U.S. Treasury Bill	A-1+	0.80	07/27/17	1,600,000	1,599,079
U.S. Treasury Bill	A-1+	0.84	07/20/17	1,400,000	1,399,379
U.S. Treasury Bill	A-1+	0.85	08/03/17	2,100,000	2,098,362
U.S. Treasury Bill	A-1+	0.85	08/10/17	1,200,000	1,198,870
U.S. Treasury Bill	A-1+	0.86	08/17/17	2,250,000	2,247,481
U.S. Treasury Bill	A-1+	0.89	08/10/17	1,300,000	1,298,714
U.S. Treasury Bill	A-1+	0.91	08/24/17	3,000,000	2,995,890

					17,286,179

U.S. GOVERNMENT AGENCIES (14.6%)
FHLB	A-1+	0.80	07/07/17	500,000	499,934
FHLB	A-1+	0.86	07/07/17	1,700,000	1,699,757
FHLB	A-1+	0.86	07/19/17	1,000,000	999,569
FHLB	A-1+	0.88	07/14/17	1,600,000	1,599,491
FHLB	A-1+	0.94	07/19/17	1,200,000	1,199,433
FHLB	A-1+	0.94	07/21/17	1,000,000	999,477
FHLB	A-1+	1.02	08/02/17	900,000	899,180
FHLB	A-1+	1.02	08/25/17	400,000	399,377
FHLB	A-1+	1.03	08/23/17	700,000	698,938
FHLB	A-1+	1.03	08/24/17	1,300,000	1,297,981

					10,293,137

COMMERCIAL PAPER (60.7%)
Apple, Inc.†	A-1+	1.08	08/07/17	1,300,000	1,298,557
Chevron Corp.†	A-1+	1.12	08/29/17	350,000	349,357
Cisco Systems, Inc.	A-1+	0.93	07/12/17	2,500,000	2,499,289
Coca-Cola Co.†	A-1+	0.87	07/24/17	800,000	799,555
Coca-Cola Co.†	A-1+	0.89	07/12/17	800,000	799,782
Coca-Cola Co.†	A-1+	1.05	08/07/17	1,200,000	1,198,705
Colgate-Palmolive Co.†	A-1+	1.07	07/17/17	2,500,000	2,498,811
Exxon Mobil Corp.	A-1+	0.87	07/06/17	2,000,000	1,999,758
Hershey Co.†	A-1	0.94	07/07/17	1,600,000	1,599,749
Hershey Co.†	A-1	1.11	07/17/17	800,000	799,605
Hershey Co.†	A-1	1.12	07/10/17	350,000	349,902
Intercontinental Exchange, Inc.†	A-1	1.10	07/19/17	1,500,000	1,499,175
Intercontinental Exchange, Inc.†	A-1	1.20	08/04/17	1,000,000	998,866
J.P. Morgan Securities LLC	A-1	1.00	07/05/17	1,100,000	1,099,878
J.P. Morgan Securities LLC	A-1	1.20	07/17/17	1,400,000	1,399,253
J.P. Morgan Securities LLC	A-1	1.25	08/01/17	250,000	249,731
Microsoft Corp.†	A-1+	0.90	07/18/17	2,600,000	2,598,894
National Rural Utilities	A-1	1.12	07/13/17	1,000,000	999,627
National Rural Utilities	A-1	1.15	07/27/17	1,700,000	1,698,588
Nestle Capital Corp.†	A-1+	0.87	07/03/17	400,000	399,981
Nestle Capital Corp.†	A-1+	1.09	08/22/17	900,000	898,583
Novartis Finance Corp.†	A-1+	0.94	07/10/17	2,200,000	2,199,482
Novartis Finance Corp.†	A-1+	1.13	07/25/17	500,000	499,623
PepsiCo, Inc.†	A-1	0.90	07/06/17	1,800,000	1,799,775
PepsiCo, Inc.†	A-1	1.10	07/24/17	900,000	899,367
Pfizer, Inc.†	A-1+	0.90	07/17/17	300,000	299,880
Pfizer, Inc.†	A-1+	1.07	08/11/17	1,400,000	1,398,293
Pfizer, Inc.†	A-1+	1.17	09/18/17	1,000,000	997,432
QUALCOMM, Inc.†	A-1	0.88	07/11/17	2,200,000	2,199,462
QUALCOMM, Inc.†	A-1	1.11	08/15/17	500,000	499,306
Simon Ppty. Group LP†	A-1	1.12	07/17/17	350,000	349,826
Simon Ppty. Group LP†	A-1	1.25	09/25/17	2,400,000	2,392,659
Toyota Motor Credit Corp.	A-1+	1.05	07/28/17	1,800,000	1,798,582
Toyota Motor Credit Corp.	A-1+	1.13	08/14/17	1,000,000	998,619
Unilever Capital Corp.†	A-1	0.90	07/05/17	500,000	499,950

					42,867,902

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $70,447,391) 99.8%					70,447,218

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

TOTAL INVESTMENTS (Cost: $70,447,391) 99.8%	70,447,218

OTHER NET ASSETS 0.2%	168,011

NET ASSETS 100.0%	$70,615,229

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (39.6%)
U.S. Treasury Note	AA+	1.38	06/30/23	18,000,000	17,329,914
U.S. Treasury Note	AA+	1.38	09/30/23	23,500,000	22,553,580
U.S. Treasury Note	AA+	1.50	10/31/19	3,000,000	3,003,984
U.S. Treasury Note	AA+	1.50	02/28/23	13,000,000	12,655,708
U.S. Treasury Note	AA+	1.50	08/15/26	12,500,000	11,693,850
U.S. Treasury Note	AA+	1.63	06/30/20	5,500,000	5,509,669
U.S. Treasury Note	AA+	1.63	10/31/23	9,900,000	9,642,828
U.S. Treasury Note	AA+	1.63	05/15/26	13,000,000	12,324,611
U.S. Treasury Note	AA+	1.75	09/30/19	3,000,000	3,021,564
U.S. Treasury Note	AA+	1.75	12/31/20	3,500,000	3,509,982
U.S. Treasury Note	AA+	1.75	02/28/22	15,000,000	14,936,130
U.S. Treasury Note	AA+	1.88	05/31/22	16,900,000	16,899,341
U.S. Treasury Note	AA+	2.00	11/30/20	7,500,000	7,588,185
U.S. Treasury Note	AA+	2.00	05/31/24	17,500,000	17,359,178
U.S. Treasury Note	AA+	2.00	06/30/24	4,000,000	3,964,688
U.S. Treasury Strip	AA+	0.00	08/15/18	47,500,000	46,808,965

					208,802,177

U.S. GOVERNMENT AGENCIES (7.9%)
MORTGAGE-BACKED OBLIGATIONS (1.1%)
FHLMC	AA+	7.50	03/15/21	2,135	2,273
FHLMC	AA+	8.00	09/01/18	1	1
Small Business Administration (3)	AA+	2.88	05/01/37	6,000,000	6,024,540

					6,026,814

NON-MORTGAGE-BACKED OBLIGATIONS (6.8%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,902,342
FNMA	AA+	0.00	10/09/19	23,000,000	22,063,370
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	840,327

					35,806,039

CORPORATE DEBT (51.7%)
CONSUMER DISCRETIONARY (8.5%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	531,709
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	250,000	265,327
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,626,264
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	311,117
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	733,408
Brinker International, Inc.	BB+	2.60	05/15/18	2,000,000	2,002,100
Carnival Corp.	A-	1.88	12/15/17	2,000,000	2,003,466
Coach, Inc.	BBB-	3.00	07/15/22	2,500,000	2,464,915
Dollar General Corp.	BBB	3.25	04/15/23	1,047,000	1,066,416
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,185,584
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,140,000
Gap, Inc.	BB+	5.95	04/12/21	2,000,000	2,167,944
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	2,000,000	2,079,016
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	54,764
Kohl’s Corp.	BBB-	3.25	02/01/23	700,000	672,791
Kohl’s Corp.	BBB-	4.00	11/01/21	1,325,000	1,357,028
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,218,348
Marriott International, Inc.	BBB	3.13	02/15/23	2,000,000	1,993,964
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	826,065
Mattel, Inc.	BBB	1.70	03/15/18	2,000,000	1,998,168
Newell Brands, Inc.	BBB-	4.70	08/15/20	525,000	562,448
NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,093,864
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,087,508
O’Reilly Automotive, Inc.	BBB+	4.63	09/15/21	281,000	303,032
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	2,000,000	2,062,610
Staples, Inc.	BBB-	2.75	01/12/18	2,000,000	2,007,546
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,132,552

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Viacom, Inc.	BBB-	3.25	03/15/23	2,000,000	1,982,316
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,457,415
Wyndham Worldwide Corp.	BBB-	4.15	04/01/24	2,500,000	2,567,843

					44,955,528

CONSUMER STAPLES (3.5%)
Beam Suntory, Inc.	BBB	1.75	06/15/18	2,000,000	1,998,250
CVS Health Corp.	BBB+	3.38	08/12/24	590,000	599,752
Dr. Pepper Snapple Group, Inc.	BBB+	2.60	01/15/19	150,000	151,665
Edgewell Personal Care Co.	BB+	4.70	05/19/21	2,000,000	2,130,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	2,000,000	2,140,638
General Mills, Inc.	BBB+	2.20	10/21/19	775,000	780,077
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	294,758
Kellogg Co.	BBB	2.65	12/01/23	2,000,000	1,966,412
Kroger Co.	BBB	2.95	11/01/21	2,000,000	2,016,608
Mead Johnson Nutrition Co.	A-	4.90	11/01/19	3,075,000	3,263,172
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	1,000,000	1,035,795
Sysco Corp.	BBB+	2.60	10/01/20	2,000,000	2,024,770

					18,401,897

ENERGY (3.6%)
Cameron International Corp.	AA-	3.60	04/30/22	214,000	221,418
Diamond Offshore Drilling, Inc.	BB-	3.45	11/01/23	1,500,000	1,305,000
Energen Corp.	BB	4.63	09/01/21	2,000,000	2,025,000
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,333,169
Kinder Morgan, Inc.	BBB-	3.05	12/01/19	2,000,000	2,034,748
Marathon Oil Corp.	BBB-	2.80	11/01/22	2,000,000	1,917,498
Murphy Oil Corp.	BBB-	3.50	12/01/17	2,000,000	2,002,280
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	2,107,370
Rowan Companies PLC	B+	4.88	06/01/22	2,000,000	1,855,000
SESI LLC	BB-	7.13	12/15/21	2,150,000	2,047,875
TechnipFMC PLC†	BBB+	2.00	10/01/17	2,000,000	1,999,116

					18,848,474

FINANCIALS (12.3%)
Aflac, Inc.	A-	3.63	06/15/23	550,000	578,166
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,191,052
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	2,017,228
American Int’l. Group, Inc.	BBB+	4.13	02/15/24	2,000,000	2,111,602
Ares Capital Corp.	BBB	3.63	01/19/22	2,500,000	2,528,925
Bank of America Corp.	BBB+	2.65	04/01/19	1,250,000	1,265,054
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	2,000,000	2,157,686
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,152,484
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,678,007
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,157,834
Citigroup, Inc.	BBB+	2.55	04/08/19	1,850,000	1,867,405
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	1,989,622
Erac USA Finance LLC†	BBB+	2.35	10/15/19	1,000,000	1,001,554
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,375,073
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	750,000	777,748
Fifth Third Bancorp	BBB	4.30	01/16/24	2,000,000	2,124,220
First Republic Bank	A-	2.38	06/17/19	2,000,000	2,010,798
First Tennessee Bank	BBB	2.95	12/01/19	2,200,000	2,224,004
FS Investment Corp.	BBB	4.75	05/15/22	2,675,000	2,746,695
JPMorgan Chase & Co.	A-	2.00	08/15/17	2,000,000	2,001,428
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,000,000	1,031,743
Legg Mason, Inc.	BBB	3.95	07/15/24	2,000,000	2,029,084
Lincoln National Corp.	A-	4.00	09/01/23	2,000,000	2,107,058
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,193,716
Nasdaq, Inc.	BBB	5.55	01/15/20	2,150,000	2,323,757
Peoples United Bank	BBB+	4.00	07/15/24	1,750,000	1,765,482
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,500,000	2,490,625
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,925,000	1,987,391

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Signet UK Finance PLC	BBB-	4.70	06/15/24	2,000,000	1,946,608
Stifel Financial Corp.	BBB-	4.25	07/18/24	2,000,000	2,036,164
Synchrony Financial	BBB-	2.70	02/03/20	1,000,000	1,005,071
Unum Group	BBB	4.00	03/15/24	2,000,000	2,065,718
Voya Financial, Inc.	BBB	3.65	06/15/26	2,000,000	2,003,798
Wells Fargo & Co.	A	2.13	04/22/19	2,000,000	2,010,422

					64,953,222

HEALTH CARE (4.8%)
Abbott Laboratories	BBB	3.25	04/15/23	2,000,000	2,040,070
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,151,516
Anthem, Inc.	A	3.13	05/15/22	2,000,000	2,037,264
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,292,254
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,148,918
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	2,000,000	2,018,686
Express Scripts Hldg. Co.	BBB+	2.25	06/15/19	2,000,000	2,006,628
Laboratory Corp. of America	BBB	3.75	08/23/22	600,000	623,514
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	424,618
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,000,000	2,046,002
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,161,144
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,129,394
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	416,794
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,711,270
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	2,030,468

					25,238,540

INDUSTRIALS (4.2%)
Crane Co.	BBB	2.75	12/15/18	2,000,000	2,020,770
Dun & Bradstreet Corp.	BB+	3.25	12/01/17	2,000,000	2,010,456
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	2,045,568
Flowserve Corp.	BBB	3.50	09/15/22	2,000,000	2,036,808
GATX Corp.	BBB	6.00	02/15/18	2,050,000	2,102,316
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	2,000,000	2,038,870
Kennametal, Inc.	BBB-	2.65	11/01/19	2,000,000	2,009,712
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,135,014
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	1,300,000	1,315,144
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,209,382
Verisk Analytics, Inc.	BBB-	4.13	09/12/22	2,000,000	2,107,660

					22,031,700

INFORMATION TECHNOLOGY (5.1%)
Adobe Systems, Inc.	A	4.75	02/01/20	2,000,000	2,145,376
Amphenol Corp.	BBB+	2.55	01/30/19	2,000,000	2,018,402
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,258,928
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	52,883
Avnet, Inc.	BBB-	3.75	12/01/21	1,130,000	1,148,254
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,027,884
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,123,986
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	2,053,036
Ingram Micro, Inc.	NR	5.25	09/01/17	1,500,000	1,506,402
Jabil Circuit, Inc.	BBB-	4.70	09/15/22	1,976,000	2,099,164
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,500,000	1,593,281
Juniper Networks, Inc.	BBB	4.60	03/15/21	600,000	638,575
Lam Research Corp.	BBB+	2.75	03/15/20	2,000,000	2,025,460
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	2,000,000	2,066,296
Symantec Corp.	BB+	4.20	09/15/20	2,000,000	2,105,000
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,006,074
Total System Services, Inc.	BBB-	3.75	06/01/23	950,000	985,710

					26,854,711

MATERIALS (2.8%)
Albemarle Corp.	BBB	4.50	12/15/20	1,065,000	1,148,232
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,101,802
Freeport-McMoRan Copper & Gold	BB-	3.10	03/15/20	1,750,000	1,712,813

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	250,000	234,295
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	2,002,124
Kinross Gold Corp.	BB+	5.13	09/01/21	750,000	798,750
Methanex Corp.	BB+	3.25	12/15/19	2,000,000	2,010,494
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	2,068,226
Southern Copper Corp.	BBB	3.50	11/08/22	2,000,000	2,033,284
WestRock Co.	BBB	3.50	03/01/20	622,000	638,934

					14,748,954

REAL ESTATE (4.3%)
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,027,396
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,010,992
CBRE Services, Inc.	BBB	5.25	03/15/25	2,000,000	2,177,936
Government Pptys. Income Trust	BBB-	3.75	08/15/19	2,000,000	2,015,574
HCP, Inc.	BBB	3.15	08/01/22	750,000	754,843
Healthcare Realty Trust	BBB	5.75	01/15/21	2,000,000	2,190,472
Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,393,483
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,410,000	1,484,689
Mack-Cali Realty LP	BBB-	4.50	04/18/22	1,000,000	1,021,561
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,750,000	1,794,538
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	750,000	759,422
Senior Housing Pptys. Trust	BBB-	4.75	05/01/24	500,000	515,579
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	1,700,000	1,747,170
Vornado Realty LP	BBB	2.50	06/30/19	500,000	503,950
Vornado Realty LP	BBB	5.00	01/15/22	2,000,000	2,169,478

					22,567,083

TELECOMMUNICATION SERVICES (0.8%)
AT&T, Inc.	BBB+	3.00	02/15/22	2,000,000	2,173,578
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,136,484

					4,310,062

UTILITIES (1.8%)
Entergy Corp.	BBB	5.13	09/15/20	1,400,000	1,508,742
Exelon Corp.	BBB-	5.15	12/01/20	1,500,000	1,617,854
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,052,196
National Fuel Gas Co.	BBB	4.90	12/01/21	2,000,000	2,125,300
SCANA Corp.	BBB	4.75	05/15/21	2,000,000	2,082,510
Talen Energy Supply LLC	B	4.60	12/15/21	1,400,000	1,064,000

					9,450,602

TOTAL LONG-TERM DEBT SECURITIES (Cost: $520,155,212) 99.2%					522,995,803

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	0.65	07/03/17	900,000	899,968

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $899,968) 0.2%					899,968

TOTAL INVESTMENTS (Cost: $521,055,180) 99.4%					523,895,771

OTHER NET ASSETS 0.6%					3,112,220

NET ASSETS 100.0%					$527,007,991

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (16.4%)
U.S. Treasury Note	AA+	0.88	07/15/17	7,750,000	7,750,000
U.S. Treasury Note	AA+	1.50	08/15/26	50,800,000	47,523,801
U.S. Treasury Note	AA+	1.63	05/15/26	2,000,000	1,896,094
U.S. Treasury Note	AA+	2.00	11/15/26	10,000,000	9,750,780
U.S. Treasury Note	AA+	2.25	11/15/25	1,000,000	1,000,234
U.S. Treasury Note	AA+	2.25	02/15/27	24,000,000	23,888,443
U.S. Treasury Note	AA+	2.38	05/15/27	19,750,000	19,874,977
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	16,609,580
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	16,089,260
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	15,159,420
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	14,693,840
U.S. Treasury Strip	AA+	0.00	08/15/33	10,000,000	6,480,640
U.S. Treasury Strip	AA+	0.00	08/15/35	10,000,000	6,077,260
U.S. Treasury Strip	AA+	0.00	08/15/37	10,000,000	5,675,350

					192,469,679

U.S. GOVERNMENT AGENCIES (28.8%)
MORTGAGE-BACKED OBLIGATIONS (27.5%)
FHLMC	AA+	2.50	09/01/27	1,512,380	1,531,425
FHLMC	AA+	2.50	12/01/27	1,671,377	1,692,542
FHLMC	AA+	2.50	04/01/28	1,914,339	1,937,979
FHLMC	AA+	3.00	06/01/27	865,301	889,673
FHLMC	AA+	3.00	08/01/27	549,243	564,520
FHLMC	AA+	3.00	10/15/37	1,480,317	1,518,323
FHLMC	AA+	3.00	12/15/40	1,493,545	1,507,190
FHLMC	AA+	3.00	07/01/42	791,965	803,533
FHLMC	AA+	3.00	10/01/42	2,276,663	2,284,897
FHLMC	AA+	3.00	11/01/42	2,409,361	2,418,177
FHLMC	AA+	3.00	11/01/42	915,449	919,138
FHLMC	AA+	3.00	11/01/42	1,057,250	1,062,435
FHLMC	AA+	3.00	11/01/42	3,880,166	3,894,608
FHLMC	AA+	3.00	02/01/43	2,079,968	2,088,232
FHLMC	AA+	3.00	03/01/43	1,588,733	1,594,975
FHLMC	AA+	3.00	04/01/43	1,059,281	1,062,888
FHLMC	AA+	3.00	04/01/43	2,350,636	2,359,871
FHLMC	AA+	3.00	04/01/43	1,494,945	1,502,281
FHLMC	AA+	3.00	09/01/46	4,786,759	4,782,336
FHLMC	AA+	3.00	09/01/46	1,755,003	1,753,380
FHLMC	AA+	3.50	02/01/35	3,420,249	3,561,457
FHLMC	AA+	3.50	02/01/35	1,762,951	1,835,722
FHLMC	AA+	3.50	04/01/35	1,452,293	1,512,329
FHLMC	AA+	3.50	01/01/41	1,654,379	1,707,312
FHLMC	AA+	3.50	07/01/42	2,114,962	2,190,736
FHLMC	AA+	3.50	10/01/42	1,833,737	1,892,082
FHLMC	AA+	3.50	01/01/43	1,671,234	1,724,470
FHLMC	AA+	3.50	01/01/43	873,803	901,636
FHLMC	AA+	3.50	05/01/43	2,446,670	2,524,508
FHLMC	AA+	3.50	06/01/43	2,994,725	3,087,681
FHLMC	AA+	3.50	07/01/43	851,707	878,833
FHLMC	AA+	3.50	11/01/43	1,700,269	1,754,397
FHLMC	AA+	3.50	01/01/44	2,833,428	2,923,580
FHLMC	AA+	3.50	04/01/45	2,398,618	2,474,860
FHLMC	AA+	3.50	07/01/45	2,526,507	2,612,694
FHLMC	AA+	3.50	09/01/45	2,110,168	2,172,690
FHLMC	AA+	3.50	05/01/46	4,316,940	4,438,375
FHLMC	AA+	3.50	04/01/47	2,987,741	3,071,786
FHLMC	AA+	4.00	02/01/25	250,199	262,539

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

FHLMC	AA+	4.00	05/01/25	99,883	104,874
FHLMC	AA+	4.00	05/01/26	340,554	357,460
FHLMC	AA+	4.00	12/01/33	1,264,334	1,335,384
FHLMC	AA+	4.00	12/15/38	500,000	516,737
FHLMC	AA+	4.00	07/01/41	1,212,253	1,290,831
FHLMC	AA+	4.00	12/01/41	657,784	694,616
FHLMC	AA+	4.00	07/01/42	2,541,586	2,710,645
FHLMC	AA+	4.00	08/01/42	913,191	964,160
FHLMC	AA+	4.00	08/01/42	1,768,224	1,873,276
FHLMC	AA+	4.00	09/01/42	995,705	1,048,951
FHLMC	AA+	4.00	11/01/42	1,592,752	1,688,366
FHLMC	AA+	4.00	12/01/42	1,164,222	1,228,563
FHLMC	AA+	4.00	01/01/43	1,934,904	2,054,641
FHLMC	AA+	4.00	01/01/44	1,960,547	2,077,968
FHLMC	AA+	4.00	10/01/44	2,025,760	2,132,128
FHLMC	AA+	4.00	10/01/44	2,114,658	2,225,694
FHLMC	AA+	4.50	03/01/34	418,267	449,012
FHLMC	AA+	4.50	08/01/34	248,944	267,743
FHLMC	AA+	4.50	08/15/35	91,893	96,688
FHLMC	AA+	4.50	12/01/39	406,662	436,971
FHLMC	AA+	4.50	03/01/41	622,950	678,152
FHLMC	AA+	5.00	02/01/26	73,633	79,930
FHLMC	AA+	5.00	08/01/35	1,188,182	1,306,806
FHLMC	AA+	5.00	10/01/40	1,091,357	1,191,849
FHLMC	AA+	5.50	03/01/21	72,479	75,664
FHLMC	AA+	5.50	07/01/32	189,899	211,107
FHLMC	AA+	5.50	01/15/33	222,171	244,071
FHLMC	AA+	5.50	05/01/33	261,119	288,371
FHLMC	AA+	5.50	01/15/35	5,191	5,197
FHLMC	AA+	5.50	06/01/37	1,069,927	1,198,978
FHLMC	AA+	6.00	07/15/29	133,883	148,452
FHLMC	AA+	6.00	03/15/32	165,889	181,476
FHLMC ARM	AA+	2.76	02/01/36	128,871	136,084
FHLMC ARM	AA+	2.90	04/01/37	134,965	142,539
FHLMC ARM	AA+	2.90	04/01/37	226,505	238,387
FHLMC ARM	AA+	2.93	05/01/37	111,246	116,334
FHLMC ARM	AA+	3.33	04/01/42	394,110	408,282
FHLMC ARM	AA+	3.40	03/01/37	28,819	30,368
FHLMC ARM	AA+	4.62	09/01/39	205,657	216,414
FHLMC Strip	AA+	3.00	01/15/43	3,132,343	3,109,865
FNMA	AA+	2.25	01/01/28	1,514,983	1,480,349
FNMA	AA+	2.40	05/01/43	1,734,968	1,756,364
FNMA	AA+	3.00	09/01/29	1,669,781	1,718,819
FNMA	AA+	3.00	06/01/33	1,412,684	1,446,107
FNMA	AA+	3.00	07/01/33	2,618,394	2,680,306
FNMA	AA+	3.00	09/01/33	2,710,020	2,774,182
FNMA	AA+	3.00	04/25/42	1,623,815	1,656,928
FNMA	AA+	3.00	10/01/42	809,268	812,944
FNMA	AA+	3.00	12/01/42	1,168,755	1,170,958
FNMA	AA+	3.00	12/01/42	1,825,519	1,816,294
FNMA	AA+	3.00	01/01/43	4,114,072	4,131,516
FNMA	AA+	3.00	02/01/43	1,732,926	1,737,405
FNMA	AA+	3.00	03/01/43	2,314,693	2,331,224
FNMA	AA+	3.00	02/01/45	2,178,965	2,188,670
FNMA	AA+	3.00	09/01/46	2,870,547	2,868,698
FNMA	AA+	3.50	02/01/26	198,742	206,914
FNMA	AA+	3.50	03/01/32	1,049,344	1,095,893
FNMA	AA+	3.50	08/01/38	1,985,461	2,050,918
FNMA	AA+	3.50	03/01/41	1,748,511	1,808,714
FNMA	AA+	3.50	10/01/41	1,076,556	1,112,394
FNMA	AA+	3.50	12/01/41	1,258,630	1,300,525

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

FNMA	AA+	3.50	04/01/42	1,376,026	1,419,512
FNMA	AA+	3.50	04/01/42	1,358,232	1,403,275
FNMA	AA+	3.50	07/01/42	2,186,451	2,254,963
FNMA	AA+	3.50	08/01/42	1,468,133	1,510,370
FNMA	AA+	3.50	09/01/42	1,662,144	1,714,771
FNMA	AA+	3.50	10/01/42	1,837,906	1,895,718
FNMA	AA+	3.50	12/01/42	2,988,701	3,084,065
FNMA	AA+	3.50	12/01/42	1,632,068	1,675,969
FNMA	AA+	3.50	01/01/43	1,618,618	1,668,714
FNMA	AA+	3.50	03/01/43	1,966,464	2,027,180
FNMA	AA+	3.50	06/01/43	3,578,890	3,686,081
FNMA	AA+	3.50	08/01/43	2,386,628	2,454,599
FNMA	AA+	3.50	08/01/43	5,088,675	5,252,861
FNMA	AA+	3.50	10/01/43	1,219,846	1,253,337
FNMA	AA+	3.50	01/01/44	1,091,892	1,110,469
FNMA	AA+	3.50	02/01/45	2,497,789	2,566,975
FNMA	AA+	3.50	04/01/45	4,020,099	4,151,467
FNMA	AA+	3.50	04/01/45	2,471,144	2,549,786
FNMA	AA+	3.50	05/01/45	4,600,736	4,737,019
FNMA	AA+	3.50	06/01/45	5,437,768	5,602,962
FNMA	AA+	3.50	10/01/45	4,490,694	4,637,535
FNMA	AA+	3.50	02/01/46	4,707,203	4,848,555
FNMA	AA+	3.50	03/01/46	2,657,726	2,748,626
FNMA	AA+	4.00	05/01/19	104,555	108,239
FNMA	AA+	4.00	07/25/26	1,868,154	2,021,595
FNMA	AA+	4.00	01/01/31	122,619	130,022
FNMA	AA+	4.00	12/01/33	1,565,364	1,653,632
FNMA	AA+	4.00	03/01/35	412,406	435,355
FNMA	AA+	4.00	11/01/38	1,780,933	1,881,591
FNMA	AA+	4.00	11/01/40	916,408	967,172
FNMA	AA+	4.00	05/01/41	1,086,227	1,142,026
FNMA	AA+	4.00	08/01/42	2,361,389	2,491,204
FNMA	AA+	4.00	05/01/43	1,367,018	1,442,274
FNMA	AA+	4.00	09/01/45	1,576,258	1,663,570
FNMA	AA+	4.00	11/01/45	2,379,054	2,515,924
FNMA	AA+	4.00	02/01/47	4,940,865	5,218,112
FNMA	AA+	4.50	05/01/18	19,602	20,074
FNMA	AA+	4.50	05/01/19	11,539	11,816
FNMA	AA+	4.50	06/01/19	45,826	46,928
FNMA	AA+	4.50	05/01/30	325,339	349,818
FNMA	AA+	4.50	04/01/31	511,548	550,064
FNMA	AA+	4.50	08/01/33	116,105	125,023
FNMA	AA+	4.50	08/01/33	150,313	161,609
FNMA	AA+	4.50	09/01/33	321,632	346,341
FNMA	AA+	4.50	10/01/33	319,566	344,385
FNMA	AA+	4.50	10/01/33	141,560	152,446
FNMA	AA+	4.50	05/01/34	136,882	147,431
FNMA	AA+	4.50	06/01/34	198,199	213,011
FNMA	AA+	4.50	07/01/34	190,614	205,364
FNMA	AA+	4.50	01/01/35	633,351	682,310
FNMA	AA+	4.50	08/01/35	189,167	203,175
FNMA	AA+	4.50	12/01/35	224,294	241,615
FNMA	AA+	4.50	05/01/39	1,059,155	1,149,392
FNMA	AA+	4.50	05/01/39	752,973	817,054
FNMA	AA+	4.50	05/01/40	524,257	567,095
FNMA	AA+	4.50	07/01/40	3,364,000	3,637,685
FNMA	AA+	4.50	11/01/40	556,592	601,920
FNMA	AA+	4.50	06/01/41	549,181	593,337
FNMA	AA+	4.50	10/01/41	172,134	184,655
FNMA	AA+	4.50	11/01/41	953,789	1,031,978
FNMA	AA+	4.50	01/01/42	125,646	135,639

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

FNMA	AA+	4.50	07/01/42	1,722,785	1,865,707
FNMA	AA+	4.50	03/01/44	1,340,170	1,439,451
FNMA	AA+	4.50	05/01/44	1,544,035	1,664,721
FNMA	AA+	5.00	04/01/18	5,654	5,790
FNMA	AA+	5.00	09/01/18	49,425	50,613
FNMA	AA+	5.00	09/01/20	44,991	46,074
FNMA	AA+	5.00	10/01/20	114,916	118,477
FNMA	AA+	5.00	10/01/25	115,176	125,736
FNMA	AA+	5.00	09/01/33	643,145	705,603
FNMA	AA+	5.00	10/01/33	446,699	493,273
FNMA	AA+	5.00	11/01/33	462,016	507,109
FNMA	AA+	5.00	03/01/34	108,088	118,618
FNMA	AA+	5.00	04/01/34	57,559	63,184
FNMA	AA+	5.00	04/01/34	242,126	267,315
FNMA	AA+	5.00	04/01/35	196,685	217,065
FNMA	AA+	5.00	06/01/35	115,344	126,548
FNMA	AA+	5.00	09/01/35	273,161	298,979
FNMA	AA+	5.00	09/01/35	152,198	166,152
FNMA	AA+	5.00	11/25/35	752,556	814,852
FNMA	AA+	5.00	08/01/37	855,653	938,859
FNMA	AA+	5.00	05/01/39	579,727	631,814
FNMA	AA+	5.00	09/25/40	1,381,270	1,489,257
FNMA	AA+	5.50	01/01/24	137,377	152,051
FNMA	AA+	5.50	03/01/24	289,150	320,036
FNMA	AA+	5.50	09/01/25	119,536	132,994
FNMA	AA+	5.50	11/01/26	78,554	86,945
FNMA	AA+	5.50	01/01/27	53,793	59,538
FNMA	AA+	5.50	03/01/33	236,973	258,023
FNMA	AA+	5.50	09/01/33	243,532	274,392
FNMA	AA+	5.50	10/01/33	430,742	485,274
FNMA	AA+	5.50	03/01/34	240,623	270,555
FNMA	AA+	5.50	03/01/34	60,139	66,895
FNMA	AA+	5.50	07/01/34	183,567	205,308
FNMA	AA+	5.50	09/01/34	48,818	54,195
FNMA	AA+	5.50	09/01/34	80,601	89,648
FNMA	AA+	5.50	09/01/34	171,740	191,720
FNMA	AA+	5.50	10/01/34	324,742	361,275
FNMA	AA+	5.50	02/01/35	136,497	152,762
FNMA	AA+	5.50	02/01/35	216,159	243,310
FNMA	AA+	5.50	04/01/35	201,298	225,255
FNMA	AA+	5.50	08/01/35	274,128	304,383
FNMA	AA+	5.50	02/25/37	51,181	54,039
FNMA	AA+	5.50	05/01/38	402,052	447,358
FNMA	AA+	5.50	11/01/38	43,609	45,964
FNMA	AA+	5.50	06/01/48	99,711	107,187
FNMA	AA+	6.00	05/01/23	180,640	203,097
FNMA	AA+	6.00	01/01/25	116,214	130,662
FNMA	AA+	6.00	03/01/28	152,716	171,702
FNMA	AA+	6.00	04/01/32	32,089	36,078
FNMA	AA+	6.00	05/01/32	178,689	203,376
FNMA	AA+	6.00	04/01/33	519,780	594,147
FNMA	AA+	6.00	11/01/34	65,113	73,208
FNMA	AA+	6.00	03/01/36	35,330	38,484
FNMA	AA+	6.00	12/01/36	135,882	154,396
FNMA	AA+	6.00	01/01/37	183,276	208,245
FNMA	AA+	6.00	04/01/37	47,676	50,105
FNMA	AA+	6.00	05/01/37	30,507	32,551
FNMA	AA+	6.00	06/01/37	42,217	44,552
FNMA	AA+	6.00	07/01/37	84,990	96,453
FNMA	AA+	6.00	08/01/37	105,435	119,219
FNMA	AA+	6.00	12/01/37	43,795	49,659

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

FNMA	AA+	6.00	10/25/44	470,516	534,252
FNMA	AA+	6.00	02/25/47	1,015,571	1,158,001
FNMA	AA+	6.00	12/25/49	466,839	528,949
FNMA	AA+	6.50	05/01/32	106,611	117,916
FNMA	AA+	6.50	05/01/32	94,936	105,003
FNMA	AA+	6.50	09/01/36	20,880	22,433
FNMA	AA+	6.50	05/01/37	89,891	93,689
FNMA	AA+	6.50	07/01/37	22,318	24,713
FNMA	AA+	6.50	09/01/37	41,015	45,364
FNMA	AA+	6.50	05/01/38	39,324	43,494
FNMA	AA+	7.00	09/01/31	53,354	59,009
FNMA	AA+	7.00	01/25/44	371,333	437,784
FNMA	AA+	7.50	06/01/32	65,022	76,902
FNMA	AA+	8.00	04/01/32	19,952	21,146
FNMA Strip	AA+	3.00	08/25/42	1,457,339	1,460,203
GNMA (3)	AA+	2.68	10/16/47	2,000,000	2,008,534
GNMA (3)	AA+	3.00	07/16/36	1,797,355	1,829,779
GNMA (3)	AA+	3.50	11/20/32	2,275,151	2,358,488
GNMA (3)	AA+	3.50	07/15/42	1,722,496	1,793,519
GNMA (3)	AA+	3.50	11/15/42	1,152,225	1,200,032
GNMA (3)	AA+	3.50	05/20/45	2,659,201	2,766,840
GNMA (3)	AA+	3.70	05/15/42	931,129	975,811
GNMA (3)	AA+	4.00	04/15/24	262,973	278,217
GNMA (3)	AA+	4.00	01/20/41	1,676,748	1,770,283
GNMA (3)	AA+	4.00	03/15/41	752,880	797,033
GNMA (3)	AA+	4.00	08/15/41	1,227,285	1,298,718
GNMA (3)	AA+	4.00	11/15/41	828,795	883,368
GNMA (3)	AA+	4.00	12/15/41	1,669,684	1,762,498
GNMA (3)	AA+	4.00	01/15/42	348,213	366,570
GNMA (3)	AA+	4.00	08/20/42	1,183,461	1,249,382
GNMA (3)	AA+	4.25	06/20/36	642,707	688,257
GNMA (3)	AA+	4.25	04/20/41	937,190	994,405
GNMA (3)	AA+	4.29	04/15/41	294,503	313,408
GNMA (3)	AA+	4.50	06/20/30	61,587	66,730
GNMA (3)	AA+	4.50	09/15/30	551,310	596,204
GNMA (3)	AA+	4.50	06/20/34	409,426	439,009
GNMA (3)	AA+	4.50	09/15/40	942,093	1,012,122
GNMA (3)	AA+	4.50	10/15/40	352,994	379,939
GNMA (3)	AA+	4.50	10/15/40	1,332,320	1,461,000
GNMA (3)	AA+	5.00	04/15/39	1,132,477	1,264,941
GNMA (3)	AA+	5.00	06/20/39	1,455,684	1,583,761
GNMA (3)	AA+	5.00	11/15/39	482,272	528,753
GNMA (3)	AA+	5.00	05/15/40	199,977	220,433
GNMA (3)	AA+	5.00	06/20/40	241,428	260,560
GNMA (3)	AA+	5.50	01/15/36	90,807	101,013
GNMA (3)	AA+	6.50	04/15/31	7,174	7,840
GNMA (3)	AA+	6.50	12/15/31	21,393	23,394
GNMA (3)	AA+	6.50	05/15/32	27,412	29,955
GNMA (3)	AA+	7.00	05/15/32	2,680	2,758
Small Business Administration (3)	AA+	2.80	01/01/37	7,200,000	7,205,594
Small Business Administration (3)	AA+	2.81	06/01/37	6,250,000	6,261,719
Small Business Administration (3)	AA+	2.88	05/01/37	6,000,000	6,024,540
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	779,852	826,008

					323,161,447

NON-MORTGAGE-BACKED OBLIGATIONS (1.3%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,513,019
FNMA	AA+	0.00	10/09/19	5,050,000	4,844,349

					15,357,368

CORPORATE DEBT (53.7%)
CONSUMER DISCRETIONARY (8.3%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,063,417

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	1,000,000	1,061,307
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,252,528
AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	1,964,964
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	725,939
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,143,178
Brinker International, Inc.	BB+	3.88	05/15/23	4,000,000	3,845,000
Coach, Inc.	BBB-	4.25	04/01/25	2,500,000	2,549,943
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	4,074,176
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,371,168
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,280,000
Gap, Inc.	BB+	5.95	04/12/21	5,000,000	5,419,860
Harman Int’l. Industries, Inc.	BBB+	4.15	05/15/25	5,000,000	5,197,540
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	219,055
Kohl’s Corp.	BBB-	3.25	02/01/23	1,804,000	1,733,879
Kohl’s Corp.	BBB-	4.00	11/01/21	2,620,000	2,683,331
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,068,150
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,015,290
Marriott International, Inc.	BBB	3.13	02/15/23	3,000,000	2,990,946
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,097,743
Mattel, Inc.	BBB	3.15	03/15/23	2,000,000	1,976,946
Mattel, Inc.	BBB	4.35	10/01/20	1,000,000	1,052,263
Newell Brands, Inc.	BBB-	4.70	08/15/20	3,000,000	3,213,987
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,187,728
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,043,754
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,196,224
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	3,250,000	3,416,907
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	5,000,000	5,156,525
Staples, Inc.	BBB-	4.38	01/12/23	3,700,000	3,749,913
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,265,104
Viacom, Inc.	BBB-	3.25	03/15/23	5,000,000	4,955,790
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	2,069,658
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,088,511
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	4,123,576

					98,254,300

CONSUMER STAPLES (2.8%)
Conagra Brands, Inc.	BBB	4.95	08/15/20	645,000	681,972
Edgewell Personal Care Co.	BB+	4.70	05/19/21	4,000,000	4,260,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	4,000,000	4,281,276
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,456,707
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,839,859
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,950,000	2,102,564
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	3,107,385
Sysco Corp.	BBB+	3.75	10/01/25	3,575,000	3,706,102
Whole Foods Market, Inc.	BBB-	5.20	12/03/25	5,000,000	5,778,490

					32,214,355

ENERGY (4.4%)
Cameron International Corp.	AA-	4.50	06/01/21	3,000,000	3,157,248
Devon Energy	BBB	5.85	12/15/25	2,500,000	2,840,953
Diamond Offshore Drilling, Inc.	BB-	3.45	11/01/23	3,000,000	2,610,000
Energen Corp.	BB	4.63	09/01/21	4,000,000	4,050,000
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,266,140
Kinder Morgan Energy Partners	BBB-	4.30	05/01/24	5,000,000	5,167,795
Marathon Oil Corp.	BBB-	2.80	11/01/22	4,000,000	3,834,996
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,577,025
Murphy Oil Corp.	BBB-	3.50	12/01/17	1,250,000	1,251,425
Murphy Oil Corp.	BBB-	4.70	12/01/22	3,525,000	3,403,388
Noble Corp.	BB-	7.50	03/15/19	2,000,000	2,005,000
Rowan Companies PLC	B+	4.88	06/01/22	4,000,000	3,710,000
Seacor Hldgs., Inc.	NR	7.38	10/01/19	2,775,000	2,802,750
SESI LLC	BB-	7.13	12/15/21	4,500,000	4,286,250
TechnipFMC PLC†	BBB+	2.00	10/01/17	4,500,000	4,498,011

					51,460,981

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

FINANCIALS (12.3%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,204,738
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,191,052
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,289,731
American Express Co.	BBB	3.63	12/05/24	5,000,000	5,116,310
American Int’l. Group, Inc.	BBB+	3.75	07/10/25	5,000,000	5,092,900
Bank of America Corp.	BBB	3.95	04/21/25	5,000,000	5,066,205
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	4,000,000	4,315,372
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,152,484
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,203,764
Block Financial LLC	BBB	5.25	10/01/25	3,000,000	3,179,880
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,437,506
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,315,668
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	5,030,900
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,974,055
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,619,003
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,500,000	3,629,490
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,310,550
First Republic Bank	A-	2.38	06/17/19	2,000,000	2,010,798
First Tennessee Bank	BBB	2.95	12/01/19	5,000,000	5,054,555
Genworth Financial, Inc.	B	7.20	02/15/21	1,750,000	1,676,150
Genworth Financial, Inc.	B	7.63	09/24/21	1,300,000	1,254,500
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,086,652
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	5,158,715
JPMorgan Chase Bank NA	A-	6.00	10/01/17	2,000,000	2,020,500
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	2,019,916
Lincoln National Corp.	A-	4.00	09/01/23	4,000,000	4,214,116
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,084,366
Markel Corp.	BBB+	5.35	06/01/21	1,200,000	1,315,829
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,261,501
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,323,724
Nasdaq, Inc.	BBB	5.55	01/15/20	2,500,000	2,702,043
Old Republic Int’l. Corp.	BBB+	3.88	08/26/26	5,000,000	4,997,555
Pacific LifeCorp.†	A-	6.00	02/10/20	3,000,000	3,251,289
Peoples United Bank	BBB+	4.00	07/15/24	2,000,000	2,017,694
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,084,619
Reinsurance Grp. of America, Inc.	A-	4.70	09/15/23	1,000,000	1,084,932
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,260,589
Signet UK Finance PLC	BBB-	4.70	06/15/24	5,000,000	4,866,520
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,500,000	1,527,123
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,261,410
Synchrony Financial	BBB-	3.70	08/04/26	2,750,000	2,653,885
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,639,728
Unum Group	BBB	4.00	03/15/24	5,000,000	5,164,295
Voya Financial, Inc.	BBB	3.65	06/15/26	5,000,000	5,009,495
Wells Fargo & Co.	A-	3.45	02/13/23	4,000,000	4,095,404
Wells Fargo & Co.	A-	4.13	08/15/23	1,000,000	1,057,545

					145,285,056

HEALTH CARE (5.5%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,303,032
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,659,180
Anthem, Inc.	A	3.30	01/15/23	3,539,000	3,609,433
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,122,510
Biogen Idec, Inc.	A-	4.05	09/15/25	2,500,000	2,639,473
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,584,508
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,297,836
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,542,044
Express Scripts Hldg. Co.	BBB+	3.50	06/15/24	2,000,000	2,017,466
Humana, Inc.	BBB+	3.85	10/01/24	3,000,000	3,117,759
Humana, Inc.	BBB+	7.20	06/15/18	2,000,000	2,100,778

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Laboratory Corp. of America	BBB	3.75	08/23/22	2,000,000	2,078,380
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,061,545
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,141,702
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,200,000	2,250,602
Owens & Minor, Inc.	BBB	4.38	12/15/24	2,800,000	2,849,781
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,322,288
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	710,947
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,258,788
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	1,041,986
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,208,632
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	5,076,170

					63,994,840

INDUSTRIALS (3.2%)
Crane Co.	BBB	2.75	12/15/18	4,000,000	4,041,540
Dun & Bradstreet Corp.	BB+	3.25	12/01/17	3,000,000	3,015,684
Dun & Bradstreet Corp.	BB+	4.63	12/01/22	1,000,000	1,038,294
Equifax, Inc.	BBB+	3.30	12/15/22	4,000,000	4,091,136
Flowserve Corp.	BBB	3.50	09/15/22	4,000,000	4,073,616
Hexcel Corp.	BBB	4.70	08/15/25	3,900,000	4,198,916
Kennametal, Inc.	BBB-	2.65	11/01/19	4,000,000	4,019,424
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,203,118
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,067,507
Penske Truck Leasing Co. LP†	BBB	3.38	03/15/18	3,000,000	3,034,947
Valmont Industries, Inc.	BBB+	6.63	04/20/20	750,000	828,518
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	5,166,440

					37,779,140

INFORMATION TECHNOLOGY (5.6%)
Adobe Systems, Inc.	A	4.75	02/01/20	4,000,000	4,290,752
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,326,705
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	1,018,402
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,163,418
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	286,016
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,190,181
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	5,057,110
Fidelity Nat’l. Information	BBB	3.88	06/05/24	5,000,000	5,237,210
Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	2,994,681
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,080,545
Ingram Micro, Inc.	NR	5.00	08/10/22	1,000,000	1,018,741
Ingram Micro, Inc.	NR	5.25	09/01/17	3,000,000	3,012,804
Ingram Micro, Inc.	NR	5.45	12/15/24	750,000	770,662
Juniper Networks, Inc.	BBB	4.50	03/15/24	3,000,000	3,186,561
Juniper Networks, Inc.	BBB	4.60	03/15/21	2,000,000	2,128,584
Keysight Technologies, Inc.	BBB-	4.55	10/30/24	5,000,000	5,248,465
Lam Research Corp.	BBB+	2.75	03/15/20	5,000,000	5,063,650
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	4,000,000	4,132,592
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	1,000,000	1,005,343
Symantec Corp.	BB+	4.20	09/15/20	4,000,000	4,210,000
Tech Data Corp.	BBB-	3.75	09/21/17	4,000,000	4,012,148
Total System Services, Inc.	BBB-	3.75	06/01/23	4,000,000	4,150,356

					65,584,926

MATERIALS (5.0%)
Albemarle Corp.	BBB	4.50	12/15/20	2,000,000	2,156,304
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,600,000	3,664,847
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,254,505
Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	4,929,730
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,653,905
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	4,000,000	3,748,720
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	4,004,248
Kinross Gold Corp.	BB+	5.13	09/01/21	4,000,000	4,260,000
Methanex Corp.	BB+	3.25	12/15/19	3,400,000	3,417,840
Methanex Corp.	BB+	5.25	03/01/22	600,000	632,289

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	4,136,452
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,098,588
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,145,944
Sherwin-Williams Co.†	BBB	3.95	01/15/26	5,000,000	5,159,550
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	4,066,568
Teck Resources Ltd.	BB	3.75	02/01/23	1,000,000	973,750
Teck Resources Ltd.	BB	4.75	01/15/22	3,000,000	3,105,000
Vulcan Materials Co.	BBB	7.00	06/15/18	2,000,000	2,094,202

					58,502,442

REAL ESTATE (4.1%)
American Tower Corp.	BBB-	4.50	01/15/18	5,000,000	5,068,490
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,020,808
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,156,216
Government Pptys. Income Trust	BBB-	3.75	08/15/19	4,000,000	4,031,148
HCP, Inc.	BBB	3.40	02/01/25	3,750,000	3,692,610
Healthcare Realty Trust	BBB	3.75	04/15/23	4,000,000	4,068,876
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,877,191
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,211,884
Mack-Cali Realty LP	BBB-	4.50	04/18/22	5,000,000	5,107,805
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	1,000,000	1,011,331
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	3,000,000	3,124,635
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	506,280
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,209,217
Vornado Realty LP	BBB	2.50	06/30/19	1,000,000	1,007,899
Welltower, Inc.	BBB+	3.75	03/15/23	750,000	778,223
Welltower, Inc.	BBB+	6.13	04/15/20	2,500,000	2,743,585

					47,616,198

TELECOMMUNICATION SERVICES (0.6%)
AT&T, Inc.	BBB+	3.00	02/15/22	4,000,000	4,347,156
AT&T, Inc.	BBB+	3.00	06/30/22	1,000,000	1,000,517
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,136,484

					7,484,157

UTILITIES (1.9%)
Entergy Corp.	BBB	5.13	09/15/20	2,500,000	2,694,183
Exelon Corp.	BBB-	5.15	12/01/20	3,000,000	3,235,707
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,052,196
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,187,950
National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	2,130,046
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	4,023,620
SCANA Corp.	BBB	4.75	05/15/21	1,000,000	1,041,255
Talen Energy Supply LLC	B	4.60	12/15/21	2,000,000	1,520,000
UIL Hldgs. Corp.	BBB	4.63	10/01/20	2,725,000	2,806,870

					21,691,827

SOVEREIGN DEBT (0.3%)
Sri Lanka AID	NR	6.59	09/15/28	2,892,961	3,419,879

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,145,028,109) 99.2%					1,164,276,595

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	A-1+	0.65	07/03/17	1,100,000	1,099,960

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,099,960) 0.1%					1,099,960

TOTAL INVESTMENTS (Cost: $1,146,128,069) 99.3%					1,165,376,555

OTHER NET ASSETS 0.7%					8,027,833

NET ASSETS 100.0%					$1,173,404,388

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
ALL AMERICA FUND	$499,938	0.2%
SMALL CAP VALUE FUND	$4,998,662	1.1%
INTERNATIONAL FUND	$5,499,321	1.2%
COMPOSITE FUND	$1,282,179	0.7%
MONEY MARKET FUND	$30,124,577	42.7%
MID-TERM BOND FUND	$6,468,635	1.2%
BOND FUND	$21,192,290	1.8%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2017, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	396	E-mini S&P 500 Stock Index	P	September 2017	$47,933,820	($165,524)	2.0%
ALL AMERICA FUND	75	E-mini S&P 500 Stock Index	P	September 2017	$9,078,375	($41,393)	3.0%
MID-CAP EQUITY INDEX FUND	117	E-mini S&P MidCap 400 Stock Index	P	September 2017	$20,429,370	($124,791)	1.6%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.
(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2017, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of one security in the All America and Small Cap Value Funds (see Note b below) which was considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such 144A securities as of June 30, 2017. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2017:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$2,292,932,894	—	—		$2,292,932,894
Short-Term Debt Securities	—	$46,522,665	—		$46,522,665

	$2,292,932,894	$46,522,665	—		$2,339,455,559

All America Fund
Common Stock - Indexed	$162,484,356	—	—		$162,484,356
Common Stock - Active	$129,980,478	—	$285,375	(b)	$130,265,853
Long-Term Debt Securities - Active	—	$143,500	—		$143,500
Short-Term Debt Securities - Indexed	—	$8,845,654	—		$8,845,654
Short-Term Debt Securities - Active	—	$5,595,713	—		$5,595,713
Warrants - Active	$36,238	—	—		$36,238

	$292,501,072	$14,584,867	$285,375		$307,371,314

Small Cap Value Fund
Common Stock	$439,378,490	—	$3,206,125	(b)	$442,584,615
Long-Term Debt Securities	—	$1,696,375	—		$1,696,375
Short-Term Debt Securities	—	$25,287,298	—		$25,287,298
Warrants	$420,423	—	—		$420,423

	$439,798,913	$26,983,673	$3,206,125		$469,988,711

Small Cap Growth Fund
Common Stock	$471,315,050	—	—		$471,315,050
Short-Term Debt Securities	—	$14,392,953	—		$14,392,953

	$471,315,050	$14,392,953	—		$485,708,003

Mid Cap Value Fund
Common Stock	$94,347,429	—	—		$94,347,429
Long-Term Debt Securities	—	$44,075	—		$44,075
Short-Term Debt Securities	—	$3,597,221	—		$3,597,221

	$94,347,429	$3,641,296	—		$97,988,725

Mid-Cap Equity Index Fund
Common Stock	$1,280,153,565	—	—		$1,280,153,565
Short-Term Debt Securities	—	$21,495,282	—		$21,495,282

	$1,280,153,565	$21,495,282	—		$1,301,648,847

International Fund
Common Stock	$430,818,578	—	—		$430,818,578
Short-Term Debt Securities	—	$23,690,782	—		$23,690,782

	$430,818,578	$23,690,782	—		$454,509,360

Composite Fund
Common Stock	$103,452,317	—	—		$103,452,317
U.S. Government Debt	—	$19,559,602	—		$19,559,602
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$21,291,240	—		$21,291,240
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$477,865	—		$477,865
Long-Term Corporate Debt	—	$29,250,763	—		$29,250,763
Short-Term Debt Securities	—	$7,598,363	—		$7,598,363

	$103,452,317	$78,177,833	—		$181,630,150

Retirement Income Fund
Common Stock	$82,262,978	—	—		$82,262,978

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

2010 Retirement Fund
Common Stock	$24,569,690	—	—	$24,569,690

2015 Retirement Fund
Common Stock	$147,931,321	—	—	$147,931,321

2020 Retirement Fund
Common Stock	$457,748,014	—	—	$457,748,014

2025 Retirement Fund
Common Stock	$571,823,755	—	—	$571,823,755

2030 Retirement Fund
Common Stock	$477,493,449	—	—	$477,493,449

2035 Retirement Fund
Common Stock	$399,609,808	—	—	$399,609,808

2040 Retirement Fund
Common Stock	$326,673,257	—	—	$326,673,257

2045 Retirement Fund
Common Stock	$374,052,345	—	—	$374,052,345

2050 Retirement Fund
Common Stock	$201,233,797	—	—	$201,233,797

2055 Retirement Fund
Common Stock	$12,771,564	—	—	$12,771,564

Conservative Allocation Fund
Common Stock	$144,950,734	—	—	$144,950,734

Moderate Allocation Fund
Common Stock	$372,022,834	—	—	$372,022,834

Aggressive Allocation Fund
Common Stock	$282,074,321	—	—	$282,074,321

Money Market Fund
U.S. Government Debt	—	$17,286,179	—	$17,286,179
U.S. Government Agency Short-Term Debt	—	$10,293,137	—	$10,293,137
Commercial Paper	—	$42,867,902	—	$42,867,902

	—	$70,447,218	—	$70,447,218

Mid-Term Bond Fund
U.S. Government Debt	—	$208,802,177	—	$208,802,177
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$6,026,814	—	$6,026,814
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$35,806,039	—	$35,806,039
Long-Term Corporate Debt	—	$272,360,773	—	$272,360,773
Short-Term Debt Securities	—	$899,968	—	$899,968

	—	$523,895,771	—	$523,895,771

Bond Fund
U.S. Government Debt	—	$192,469,679	—	$192,469,679
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$323,161,447	—	$323,161,447
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$15,357,368	—	$15,357,368
Long-Term Corporate Debt	—	$629,868,222	—	$629,868,222
Sovereign Debt	—	$3,419,879	—	$3,419,879
Short-Term Debt Securities	—	$1,099,960	—	$1,099,960

	—	$1,165,376,555	—	$1,165,376,555

Other Financial Instruments:*
Equity Index Fund	($165,524)	—	—	($165,524)
All America Fund	($41,393)	—	—	($41,393)
Mid-Cap Equity Index Fund	($124,791)	—	—	($124,791)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	Reflects security issued by Xura, Inc. included in the Information Technology section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio. The security is fair valued at its last trade price.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2017
	Balance December 31, 2016	Change in Unrealized Gains (Losses)	Transfers Into Level 3 (c)	Transfers Out of Level 3	Balance June 30, 2017	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2017
All America Fund - Active Common Stock	$285,375	—	—	—	$285,375	$30,822
Small Cap Value Fund - Common Stock	$3,206,125	—	—	—	$3,206,125	$347,256

(c)	Reflects transfers into Level 3 from Level 1 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

At June 30, 2017, warrants held by the Funds of the Investment Company were traded on active markets and are considered Level 1 securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2017 (Unaudited)

Tax Information - The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2017 for each of the funds were as follows.

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund
Unrealized Appreciation	$943,060,709	$88,050,911	$129,431,701	$97,584,600	$21,910,358
Unrealized Depreciation	(49,729,133)	(12,387,920)	(19,756,073)	(15,572,174)	(4,269,467)

Net	$893,331,576	$75,662,991	$109,675,628	$82,012,426	17,640,891

Cost of Investments	$1,446,123,983	$231,708,323	$360,313,083	$403,695,577	$80,347,834

	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund	2010 Retirement Fund
Unrealized Appreciation	$345,873,411	$34,560,681	$21,715,863	$2,900,502	$1,202,806
Unrealized Depreciation	(58,544,372)	(1,972,063)	(2,374,377)	(255,634)	(113,689)

Net	$287,329,039	$32,588,618	$19,341,486	$2,644,868	1,089,117

Cost of Investments	$1,014,319,808	$421,920,742	$162,288,664	$79,618,110	$23,480,573

	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Unrealized Appreciation	$13,270,619	$49,384,415	$68,926,990	$65,486,524	$60,480,183
Unrealized Depreciation	(453,131)	(877,158)	(409,419)	(250,950)	(164,586)

Net	$12,817,488	$48,507,257	$68,517,571	$65,235,574	$60,315,597

Cost of Investments	$135,113,833	$409,240,757	$503,306,184	$412,257,875	$339,294,211

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund
Unrealized Appreciation	$51,376,507	$65,237,162	$17,916,141	$546,334	$7,645,411
Unrealized Depreciation	(168,011)	(157,613)	(52,054)	(4,560)	(629,205)

Net	$51,208,496	$65,079,549	$17,864,087	$541,774	$7,016,206

Cost of Investments	$275,464,761	$308,972,796	$183,369,710	$12,229,790	$137,934,528

	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$62,107,485	$60,292,659	$—	$7,383,341	$28,989,750
Unrealized Depreciation	(2,913,493)	(2,907,172)	(173)	(4,525,438)	(9,746,787)

Net	$59,193,992	$57,385,487	$(173)	$2,857,903	$19,242,963

Cost of Investments	$312,828,842	$224,688,834	$70,447,391	$521,037,868	$1,146,133,592

Differences between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise primarily from the Federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a)	(1) Not applicable to semi-annual report.

	(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: September 7, 2017

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: September 7, 2017